United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/15

Date of Reporting Period: Six months ended 01/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
R	ACKXX
Service	ACMXX
Cash II	ACCXX

Federated Automated Cash Management Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Commercial Paper and Notes	39.8%
Variable Rate Instruments	20.0%
Bank Instruments	17.0%
Other Repurchase Agreements and Repurchase Agreements	24.2%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	33.1%[4]
8-30 Days	24.9%
31-90 Days	22.8%
91-180 Days	16.0%
181 Days or more	4.2%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, a bank note, commercial paper and corporate bonds, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 21.9% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.8%
		Finance - Automotive—0.8%
$1,824,616	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A1, 0.250%, 8/20/2015	$1,824,616
204,820	[1,2]	Porsche Innovative Lease Owner Trust 2014-1, Class A1, 0.190%, 9/21/2015	204,774
5,157,119	[1,2]	Westlake Automobile Receivables Trust 2014-2, Class A1, 0.350%, 10/15/2015	5,157,119
4,119,661	[1,2]	Wheels SPV 2, LLC 2014-1, Class A1, 0.240%, 5/20/2015	4,119,661
		TOTAL ASSET-BACKED SECURITIES	11,306,170
		BANK NOTE—3.0%
		Finance - Banking—3.0%
40,000,000		Bank of America N.A., 0.200%, 2/9/2015 - 2/17/2015	40,000,000
		CERTIFICATES OF DEPOSIT—17.0%
		Finance - Banking—17.0%
25,000,000		BNP Paribas SA, 0.240%, 3/4/2015	25,000,000
25,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	24,999,618
15,000,000		Chase Bank USA, N.A., 0.300%, 5/15/2015	15,000,000
5,000,000		Credit Suisse, Zurich, 0.250%, 3/27/2015	5,000,000
5,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.220%, 3/16/2015	5,000,000
65,000,000		Mizuho Bank Ltd., 0.200% - 0.240%, 2/6/2015 - 4/15/2015	65,000,000
20,000,000		Standard Chartered Bank PLC, 0.200%, 2/23/2015	20,000,000
65,000,000		Sumitomo Mitsui Banking Corp., 0.260%, 5/14/2015 - 5/27/2015	65,000,000
		TOTAL CERTIFICATES OF DEPOSIT	224,999,618
		COMMERCIAL PAPER—33.2%[3]
		Finance - Banking—22.6%
5,000,000	[1,2]	ASB Finance Ltd., 0.220%, 4/27/2015	4,997,403
10,000,000	[1,2]	Barclays US Funding Corp., 0.250%, 5/5/2015	9,993,542
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301%, 6/5/2015	4,994,833
10,000,000		HSBC USA, Inc., 0.260%, 6/9/2015	9,990,755
65,000,000		ING (U.S.) Funding LLC, 0.210%, 3/2/2015 - 3/6/2015	64,988,421
40,000,000	[1,2]	JPMorgan Securities LLC, 0.331% - 0.401%, 7/17/2015 - 10/9/2015	39,902,561
35,000,000	[1,2]	LMA-Americas LLC, 0.220%, 2/12/2015 - 2/20/2015	34,996,914
65,000,000	[1,2]	Nationwide Building Society, 0.230% - 0.250%, 3/2/2015 - 3/23/2015	64,984,718
25,000,000	[1,2]	Nordea Bank AB, 0.220%, 3/25/2015	24,992,056
40,000,000	[1,2]	Societe Generale, Paris, 0.225%, 2/2/2015	39,999,750
		TOTAL	299,840,953
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Commercial—6.8%
$45,000,000	[1,2]	Alpine Securitization Corp., 0.230%, 2/20/2015 - 3/16/2015	$44,990,545
30,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210% - 0.230%, 2/25/2015 - 4/1/2015	29,989,876
15,000,000	[1,2]	CIESCO, LLC, 0.240% - 0.250%, 2/17/2015 - 5/7/2015	14,992,869
		TOTAL	89,973,290
		Finance - Retail—1.5%
20,000,000	[1,2]	CAFCO, LLC, 0.250%, 5/18/2015	19,985,278
		Sovereign—2.3%
30,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.170% - 0.275%, 2/13/2015 - 7/8/2015	29,986,873
		TOTAL COMMERCIAL PAPER	439,786,394
		CORPORATE BONDS—2.8%
		Finance - Banking—0.0%
260,000	[1,2]	National Australia Bank Ltd., Melbourne, 3.750%, 3/2/2015	260,702
		Finance - Commercial—2.4%
3,400,000		General Electric Capital Corp., 0.851%, 4/8/2015	3,417,129
16,627,000		General Electric Capital Corp., 1.625%, 7/2/2015	16,716,198
10,000,000		General Electric Capital Corp., 2.250%, 11/9/2015	10,141,479
2,000,000		General Electric Capital Corp., 2.375%, 6/30/2015	2,016,618
		TOTAL	32,291,424
		Retail—0.4%
5,000,000		Wal-Mart Stores, Inc., 1.500%, 10/25/2015	5,041,618
		TOTAL CORPORATE BONDS	37,593,744
		NOTES - VARIABLE—20.0%[4]
		Aerospace/Auto—0.8%
10,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.374%, 5/5/2015	10,000,000
		Finance - Banking—16.7%
5,580,000		BJ Financing, LLC, Series 2007A, (BMO Harris Bank, N.A. LOC), 0.150%, 2/5/2015	5,580,000
10,000,000		Bank of Montreal, 0.297%, 2/12/2015	10,000,000
17,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.275%, 4/28/2015	17,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.277%, 2/23/2015	10,000,000
8,235,000		California Statewide CDA, Series 2005-B, (MUFG Union Bank, N.A. LOC), 0.360%, 2/5/2015	8,235,000
10,250,000	[1,2]	Firstmac Mortgage Funding Trust No. 4 Series 1A-2014, Class A2A, (GTD by National Australia Bank Ltd., Melbourne), 0.518%, 6/26/2015	10,250,845
Semi-Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$25,000,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.110%, 2/5/2015	$25,000,000
10,000,000		Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.110%, 2/5/2015	10,000,000
9,719,000		New Hampshire HEFA, (Royal Bank of Canada, Montreal LOC), 0.100%, 2/5/2015	9,719,000
2,425,000		Overland Park Professional Center LLC, Series 2004, (U.S. Bank, N.A. LOC), 0.190%, 2/5/2015	2,425,000
20,000,000		Royal Bank of Canada, Montreal, 0.302%, 4/9/2015	20,000,000
8,600,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 0.140%, 2/5/2015	8,600,000
15,000,000		State Street Bank and Trust Co., 0.247%, 2/17/2015	15,000,000
10,000,000		State Street Bank and Trust Co., 0.305%, 4/1/2015	10,000,000
15,000,000		Toronto Dominion Bank, 0.243%, 2/23/2015	15,000,000
20,000,000		Toronto Dominion Bank, 0.253%, 4/15/2015	20,000,000
25,000,000		Wells Fargo Bank, N.A., 0.387%, 3/23/2015	25,000,000
		TOTAL	221,809,845
		Finance - Commercial—0.0%
310,000		General Electric Capital Corp., 0.446%, 4/7/2015	310,295
		Finance - Retail—0.8%
10,000,000	[1,2]	Fosse Master Issuer PLC Series 2014-1, Class A1, 0.288%, 2/18/2015	10,000,000
		Government Agency—1.7%
9,920,000		Capital Trust Agency, FL, (FNMA LOC), 0.120%, 2/5/2015	9,920,000
1,390,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 0.370%, 2/5/2015	1,390,000
7,450,000		Pittsburg Fox Creek Associates L.P., Series 2011-A, (FHLB of San Francisco LOC), 0.130%, 2/5/2015	7,450,000
4,055,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, Series 2008, (FHLB of Atlanta LOC), 0.250%, 2/5/2015	4,055,000
		TOTAL	22,815,000
		TOTAL NOTES - VARIABLE	264,935,140
		OTHER REPURCHASE AGREEMENTS—12.1%
		Finance - Banking—12.1%
36,000,000		BNP Paribas Securities Corp., 0.365%, 2/2/2015, interest in a $325,000,000 collateralized loan agreement, dated 1/30/2015, in which asset-backed securities, collateralized mortgage securities and U.S. Government Agency securities with a market value of $331,509,979 have been received as collateral and held with BNY Mellon as tri-party agent.	36,000,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$10,000,000	Barclays Capital, Inc., 0.791%, 7/20/2015, interest in a $700,000,000 collateralized loan agreement, dated 1/21/2015, in which collateralized mortgage obligations with a market value of $714,181,475 have been received as collateral and held with BNY Mellon as tri-party agent.	$10,000,000
55,000,000	Citigroup Global Markets, Inc., 0.568% - 0.720%, 2/2/2015 - 3/17/2015, interest in a $195,000,000 collateralized loan agreement, dated 1/16/2015-1/30/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $198,946,394 have been received as collateral and held with BNY Mellon as tri-party agent.	55,000,000
15,000,000	Credit Suisse Securities (USA) LLC, 0.193% - 0.558%, 2/2/2015 - 2/13/2015, interest in a $450,000,000 collateralized loan agreement, dated 12/16/2014-1/30/2015, in which collateralized mortgage obligations and mutual funds with a market value of $459,199,378 have been received as collateral and held with JPMorgan Chase as tri-party agent.	15,000,000
25,000,000	HSBC Securities (USA), Inc., 0.264%, 2/2/2015, interest in a $160,000,000 collateralized loan agreement, dated 1/30/2015, in which corporate bonds and medium-term notes with a market value of $163,201,835 have been received as collateral and held with JPMorgan Chase tri-party agent.	25,000,000
20,000,000	Wells Fargo Securities LLC, 0.456%, 4/20/2015, interest in a $200,000,000 collateralized loan agreement, dated 1/20/2015, in which asset-backed securities, commercial paper, corporate bonds, medium-term notes, municipal bonds and U.S. Government Agency securities with a market value of $204,033,150 have been received as collateral held with BNY Mellon as tri-party agent.	20,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	161,000,000
	REPURCHASE AGREEMENTS—12.1%
35,311,000	Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,014,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,014,915.	35,311,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$125,000,000	Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,500,020,417 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/16/2048 and the market value of those underlying securities was $3,570,481,052.	$125,000,000
	TOTAL REPURCHASE AGREEMENTS	160,311,000
	TOTAL INVESTMENTS—101.0% (AT AMORTIZED COST)[5]	1,339,932,066
	OTHER ASSETS AND LIABILITIES - NET—(1.0)%[6]	(12,644,402)
	TOTAL NET ASSETS—100%	$1,327,287,664
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $423,624,935, which represented 31.9% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $423,624,935, which represented 31.9% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
6

The following acronyms are used throughout this portfolio:
CDA	—Community Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%[3]	0.23%	0.31%	0.39%	0.38%	0.41%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	1.21%[3]	1.14%	1.07%	1.02%	1.03%	0.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$206,645	$201,585	$204,139	$154,982	$125,013	$107,582
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%[3]	0.23%	0.31%	0.39%	0.38%	0.43%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.80%[3]	0.77%	0.67%	0.59%	0.60%	0.54%
Supplemental Data:
Net assets, end of period (000 omitted)	$945,616	$1,927,646	$2,178,445	$2,114,096	$2,203,392	$2,230,852
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	—	—	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.25%[3]	0.23%	0.31%	0.39%	0.38%	0.42%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	1.09%[3]	1.01%	0.92%	0.84%	0.84%	0.81%
Supplemental Data:
Net assets, end of period (000 omitted)	$175,026	$206,928	$246,018	$255,293	$291,993	$441,717
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$321,311,000
Investment in securities	1,018,621,066
Total investment in securities, at amortized cost and fair value		$1,339,932,066
Cash		46,148
Income receivable		311,062
Receivable for shares sold		2,031,750
TOTAL ASSETS		1,342,321,026
Liabilities:
Payable for investments purchased	10,000,000
Payable for shares redeemed	4,512,127
Capital gain distribution payable	765
Payable to adviser (Note 4)	1,098
Payable for other service fees (Notes 2 and 4)	1,637
Accrued expenses (Note 4)	517,735
TOTAL LIABILITIES		15,033,362
Net assets for 1,327,276,523 shares outstanding		$1,327,287,664
Net Assets Consist of:
Paid-in capital		$1,327,287,399
Accumulated net realized gain on investments		157
Undistributed net investment income		108
TOTAL NET ASSETS		$1,327,287,664
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$206,645,389 ÷ 206,645,362 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$945,616,245 ÷ 945,605,550 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$175,026,030 ÷ 175,025,611 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$1,828,656
Expenses:
Investment adviser fee (Note 4)		$3,511,345
Administrative fee (Note 4)		549,649
Custodian fees		40,960
Transfer agent fee (Note 2)		1,492,300
Directors'/Trustees' fees (Note 4)		8,266
Auditing fees		11,418
Legal fees		5,687
Portfolio accounting fees		86,393
Distribution services fee (Note 4)		751,935
Other service fees (Note 2)		1,488,215
Share registration costs		54,052
Printing and postage		65,832
Miscellaneous (Note 4)		16,085
TOTAL EXPENSES		8,082,137
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(3,511,345)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(2,805,701)
TOTAL WAIVERS AND REIMBURSEMENTS		(6,317,046)
Net expenses			1,765,091
Net investment income			63,565
Net realized gain on investments			6,146
Change in net assets resulting from operations			$69,711
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$63,565	$237,643
Net realized gain on investments	6,146	32,599
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	69,711	270,242
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(10,195)	(19,658)
Service Shares	(44,443)	(196,032)
Cash II Shares	(9,194)	(21,665)
Distributions from net realized gain on investments
Class R Shares	(5,306)	(709)
Service Shares	(26,669)	(7,487)
Cash II Shares	(4,993)	(834)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(100,800)	(246,385)
Share Transactions:
Proceeds from sale of shares	1,127,259,702	2,970,983,561
Net asset value of shares issued to shareholders in payment of distributions declared	91,501	234,765
Cost of shares redeemed	(2,136,191,918)	(3,263,684,111)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,008,840,715)	(292,465,785)
Change in net assets	(1,008,871,804)	(292,441,928)
Net Assets:
Beginning of period	2,336,159,468	2,628,601,396
End of period (including undistributed net investment income of $108 and $375, respectively)	$1,327,287,664	$2,336,159,468
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Automated Cash Management Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class R Shares, Service Shares and Cash II Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
14

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Semi-Annual Shareholder Report
15

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Service Shares and Cash II Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended January 31, 2015, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed	Transfer Agent Fees Waived by Unaffiliated Third Parties
Class R Shares	$355,421	$(36,791)	$(176,843)
Service Shares	938,949	(174,538)	(81,341)
Cash II Shares	197,930	(49,118)	(23,894)
TOTAL	$1,492,300	$(260,447)	$(282,078)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Service Shares and Cash II Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,258,953	$(1,258,953)
Cash II Shares	229,262	(229,262)
TOTAL	$1,488,215	$(1,488,215)
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Semi-Annual Shareholder Report
16

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report
17

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	73,558,499	$73,558,499	150,450,393	$150,450,393
Shares issued to shareholders in payment of distributions declared	15,413	15,413	20,238	20,238
Shares redeemed	(68,511,301)	(68,511,301)	(153,026,161)	(153,026,161)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	5,062,611	$5,062,611	(2,555,530)	$(2,555,530)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	743,450,663	$743,450,663	2,156,401,121	$2,156,401,121
Shares issued to shareholders in payment of distributions declared	64,014	64,014	195,467	195,467
Shares redeemed	(1,725,518,924)	(1,725,518,924)	(2,407,414,818)	(2,407,414,818)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(982,004,247)	$(982,004,247)	(250,818,230)	$(250,818,230)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	310,250,540	$310,250,540	664,132,047	$664,132,047
Shares issued to shareholders in payment of distributions declared	12,074	12,074	19,060	19,060
Shares redeemed	(342,161,693)	(342,161,693)	(703,243,132)	(703,243,132)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(31,899,079)	$(31,899,079)	(39,092,025)	$(39,092,025)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,008,840,715)	$(1,008,840,715)	(292,465,785)	$(292,465,785)
Semi-Annual Shareholder Report
18

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.50% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended January 31, 2015, the Adviser voluntarily waived its entire fee of $3,511,345 and voluntarily reimbursed $260,447 of transfer agent fees and $23,026 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares and Cash II Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.25%
Semi-Annual Shareholder Report
19

Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$522,673	$(522,673)
Cash II Shares	229,262	(229,262)
TOTAL	$751,935	$(751,935)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares, Service Shares and Cash II Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.65% and 0.81% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Shareholder Report
20

6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
21

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Semi-Annual Shareholder Report
22

	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,000.10	$1.26[2]
Service Shares	$1,000	$1,000.10	$1.26[3]
Cash II Shares	$1,000	$1,000.10	$1.26[4]
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,023.95	$1.28[2]
Service Shares	$1,000	$1,023.95	$1.28[3]
Cash II Shares	$1,000	$1,023.95	$1.28[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class R Shares	0.25%
Service Shares	0.25%
Cash II Shares	0.25%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.80 and $5.85, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.65% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.28 and $3.31, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.81% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.08 and $4.13, respectively.
Semi-Annual Shareholder Report
23

Evaluation and Approval of Advisory Contract–May 2014
Federated Automated Cash Management Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
24

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
25

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships is quite different than serving as a primary adviser to a fund.
Semi-Annual Shareholder Report
26

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Semi-Annual Shareholder Report
27

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
28

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
29

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
30

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
31

Federated Automated Cash Management Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919783
CUSIP 60934N864
CUSIP 60934N831
8112802 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Ticker	FRFXX

Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	31.8%
Bank Instruments	26.5%
Variable Rate Instruments	22.0%
Other Repurchase Agreements and Repurchase Agreements	19.7%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.4%[5]
8-30 Days	19.2%
31-90 Days	37.7%
91-180 Days	4.5%
181 Days or more	3.2%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, commercial paper and corporate bonds.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 21.6% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.1%
		Finance - Automotive—0.7%
$2,661,298		Ally Auto Receivables Trust 2012-SN1, Class A4, 0.700%, 12/21/2015	$2,661,503
14,653,141		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	14,653,141
50,000,000		AmeriCredit Automobile Receivables Trust 2015-1, Class A1, 0.300%, 1/8/2016	50,000,000
1,509,155	[1,2]	ARI Fleet Lease Trust 2014-A, Class A1, 0.250%, 4/15/2015	1,509,156
1,719,566		Mercedes-Benz Auto Receivables Trust 2014-1, Class A1, 0.180%, 7/15/2015	1,719,371
15,471,356	[1,2]	Westlake Automobile Receivables Trust 2014-2, Class A1, 0.350%, 10/15/2015	15,471,356
1,252,377	[1,2]	Wheels SPV 2, LLC 2014-1, Class A1, 0.240%, 5/20/2015	1,252,377
3,124,631		World Omni Automobile Lease Securitization Trust 2014-A, Class A1, 0.200%, 10/9/2015	3,124,085
		TOTAL	90,390,989
		Finance - Equipment—0.1%
8,726,565	[1,2]	GE Equipment Small Ticket LLC Series 2014-1, Class A1, 0.250%, 4/24/2015	8,726,565
		Finance - Retail—0.3%
42,000,000	[1,2]	Fosse Master Issuer PLC Series 2014-1, Class A1, 0.288%, 4/18/2015	42,000,000
		TOTAL ASSET-BACKED SECURITIES	141,117,554
		BANK NOTES—1.2%
		Banking—1.2%
150,000,000		Bank of America N.A., 0.200% - 0.220%, 2/17/2015 - 4/10/2015	150,000,000
		TOTAL BANK NOTES	150,000,000
		CERTIFICATES OF DEPOSIT—26.5%
		Banking—26.5%
575,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%—0.235%, 2/2/2015 - 5/8/2015	575,000,000
525,000,000		BNP Paribas SA, 0.230%, 4/9/2015 - 4/27/2015	525,000,000
219,200,000		Credit Agricole Corporate and Investment Bank, 0.200%—0.230%, 2/23/2015 - 4/8/2015	219,200,000
50,000,000		Credit Suisse, Zurich, 0.250%, 3/27/2015	50,000,000
50,000,000		Credit Suisse, Zurich, 0.250%, 4/24/2015	50,000,000
50,000,000		DNB Bank ASA, 0.190%, 3/2/2015	50,000,000
75,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.220%, 3/16/2015	75,000,000
90,000,000		HSBC Bank USA, N.A., 0.255%, 6/9/2015	90,000,000
630,000,000		Mizuho Bank Ltd., 0.200%—0.260%, 2/6/2015 - 4/15/2015	630,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Banking—continued
$105,000,000		Natixis, 0.240%—0.250%, 2/2/2015 - 4/13/2015	$105,000,000
105,000,000		Societe Generale, Paris, 0.230%—0.250%, 3/10/2015 - 5/8/2015	105,000,000
50,000,000		Standard Chartered Bank plc, 0.210%, 3/11/2015	50,000,000
520,000,000		Sumitomo Mitsui Banking Corp., 0.220%—0.260%, 2/6/2015 - 5/27/2015	520,000,000
250,000,000		Toronto Dominion Bank, 0.110%, 2/5/2015	250,000,000
		TOTAL CERTIFICATES OF DEPOSIT	3,294,200,000
		COMMERCIAL PAPER—27.9%[3]
		Aerospace - Auto—0.5%
25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.260%, 6/8/2015	24,977,069
37,223,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.200%—0.280%, 2/2/2015 - 3/3/2015	37,217,031
		TOTAL	62,194,100
		Banking—20.8%
400,000,000	[1,2]	Alpine Securitization Corp., 0.230%—0.240%, 3/19/2015 - 4/17/2015	399,841,222
79,400,000	[1,2]	Atlantic Asset Securitization LLC, 0.200%—0.220%, 2/12/2015 - 2/19/2015	79,392,672
200,000,000	[1,2]	Barclays US Funding Corp., 0.100%, 2/2/2015	199,999,445
35,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301%—0.351%, 6/5/2015 - 10/22/2015	34,925,743
125,000,000		HSBC USA, Inc., 0.240%—0.245%, 2/20/2015 - 5/14/2015	124,958,629
330,000,000		ING (U.S.) Funding LLC, 0.210%—0.210%, 3/2/2015 - 3/3/2015	329,943,183
263,500,000	[1,2]	JPMorgan Securities LLC, 0.331%—0.401%, 2/27/2015 - 9/29/2015	263,155,696
135,000,000	[1,2]	LMA-Americas LLC, 0.220%—0.270%, 2/12/2015 - 4/21/2015	134,964,164
320,500,000	[1,2]	Nationwide Building Society, 0.200%—0.230%, 2/6/2015 - 3/20/2015	320,427,851
60,000,000	[1,2]	Nordea Bank AB, 0.220%, 3/25/2015	59,980,933
80,000,000	[1,2]	Salisbury Receivables Company LLC, 0.220%, 2/20/2015 - 2/24/2015	79,990,100
50,000,000	[1,2]	Sheffield Receivables Company LLC, 0.220%, 3/6/2015	49,989,917
200,000,000	[1,2]	Societe Generale, Paris, 0.210%, 2/2/2015	199,998,834
309,000,000	[1,2]	Versailles Commercial Paper LLC, 0.210%—0.250%, 2/6/2015 - 4/16/2015	308,912,361
		TOTAL	2,586,480,750
		Chemicals—0.5%
62,900,000		PPG Industries, Inc., 0.430%—0.520%, 2/3/2015 - 2/24/2015	62,892,538
		Electric Power—0.5%
62,300,000		Virginia Electric & Power Co., 0.390%—0.410%, 2/9/2015 - 3/5/2015	62,288,112
		Finance - Commercial—0.3%
38,750,000	[1,2]	CIESCO, LLC, 0.230%—0.240%, 2/13/2015 - 2/17/2015	38,746,467
Semi-Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Retail—2.6%
$40,000,000		American Express Credit Corp., 0.280%, 2/9/2015	$39,997,511
48,000,000	[1,2]	CAFCO, LLC, 0.240%, 5/5/2015	47,970,240
160,000,000	[1,2]	Chariot Funding LLC, 0.271%—0.301%, 2/25/2015 - 9/2/2015	159,811,424
75,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.271%—0.301%, 8/14/2015 - 9/3/2015	74,874,458
		TOTAL	322,653,633
		Food & Beverage—0.5%
60,550,000	[1,2]	Agrium, Inc., 0.450%—0.470%, 2/9/2015 - 3/12/2015	60,527,810
		Miscellaneous—0.1%
8,605,000	[1,2]	Bemis Co., Inc., 0.370%—0.400%, 2/3/2015 - 2/10/2015	8,604,513
		Oil & Oil Finance—0.7%
25,850,000	[1,2]	Devon Energy Corp., 0.370%—0.370%, 2/25/2015	25,843,624
62,767,000		Motiva Enterprises LLC, 0.400%—0.420%, 2/2/2015 - 2/26/2015	62,757,085
		TOTAL	88,600,709
		Sovereign—0.8%
100,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.275%, 7/8/2015	99,880,069
		Telecommunications—0.3%
32,419,000	[1,2]	Bell Canada, 0.400%, 2/12/2015 - 2/26/2015	32,410,252
		Utility Gas—0.3%
39,147,000	[1,2]	Northeast Utilities, 0.300%—0.350%, 2/5/2015 - 2/10/2015	39,144,634
		TOTAL COMMERCIAL PAPER	3,464,423,587
		CORPORATE BONDS—1.6%
		Banking—1.3%
39,603,000		Bank of America Corp., 4.500%, 4/1/2015	39,858,183
966,000		Citigroup, Inc., 2.650%, 3/2/2015	967,636
5,246,000		Citigroup, Inc., 4.750%, 5/19/2015	5,310,649
105,000,000		HSBC USA, Inc., 2.375%, 2/13/2015	105,071,302
15,000,000		Wells Fargo & Co., 1.500%, 7/1/2015	15,074,057
		TOTAL	166,281,827
		Finance - Commercial—0.2%
19,099,000		General Electric Capital Corp., 1.625%, 7/2/2015	19,199,934
5,000,000		General Electric Capital Corp., 4.375%, 9/21/2015	5,125,729
		TOTAL	24,325,663
		Finance - Equipment—0.1%
7,000,000		John Deere Capital Corp., 2.950%, 3/9/2015	7,018,877
		TOTAL CORPORATE BONDS	197,626,367
Semi-Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—22.0%[4]
		Aerospace - Auto—0.9%
$63,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.238%, 3/10/2015	$63,000,000
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.253%, 4/30/2015	50,000,000
500,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 0.388%, 3/10/2015	500,078
		TOTAL	113,500,078
		Banking—20.8%
20,000,000		Bank of Montreal, 0.235%, 3/3/2015	20,000,000
115,050,000		Bank of Montreal, 0.253%, 4/14/2015	115,050,527
35,000,000		Bank of Montreal, 0.276%, 2/11/2015	35,000,000
50,000,000		Bank of Montreal, 0.297%, 2/12/2015	50,000,000
18,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.164%, 9/23/2015	18,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.286%, 10/28/2015	10,000,000
124,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009), 0.160%, 12/31/2015	124,050,000
56,385,000	[1,2]	BlackRock MuniHoldings Fund, Inc., VMTP Preferred Shares (Series T0017), 0.160%, 12/31/2015	56,385,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019), 0.140%, 12/31/2015	34,140,000
113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012), 0.160%, 12/31/2015	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015), 0.160%, 12/31/2015	20,000,000
80,000,000		Canadian Imperial Bank of Commerce, 0.348%, 2/24/2015	80,000,000
4,635,000		Capital Markets Access Co. LC, ECO Stonecrest, LLC. Series 2006, (SunTrust Bank LOC), 0.320%, 2/4/2015	4,635,000
22,400,000		Carew Realty, Inc., Series 2012, (Fifth Third Bank, Cincinnati LOC), 0.240%, 2/5/2015	22,400,000
5,000,000		Cincinnati Hills Christian Academy, Inc., Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.240%, 2/5/2015	5,000,000
52,525,000		Goldleaf Mortgage LLC, Series 2007-A, (BMO Harris Bank, N.A. LOC), 1.000%, 2/5/2015	52,525,000
4,420,000		Green Knight EDC., Series 2004, (Fulton Bank, N.A. LOC), 1.000%, 2/5/2015	4,420,000
9,474,500		Herman & Kittle Capital, LLC, Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.240%, 2/5/2015	9,474,500
43,555,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.120%, 2/2/2015	43,555,000
14,860,000		Madison Hotel Investors I LLC, Series 2005 B, (BMO Harris Bank, N.A. LOC), 0.150%, 2/5/2015	14,860,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Banking—continued
$8,690,000		Maryland State EDC., Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 2/3/2015	$8,690,000
7,000,000		Maryland State EDC., Series 2001A Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 2/3/2015	7,000,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 0.110%, 2/5/2015	25,000,000
70,000,000		National Australia Bank Ltd., Melbourne, 0.248%, 6/18/2015	70,000,000
120,000,000		Natixis, 0.276%, 2/10/2015	120,000,000
2,765,000		Pennsylvania Community Behavioral Healthcare Cooperative, Series 2006, (Fulton Bank, N.A. LOC), 1.000%, 2/5/2015	2,765,000
15,315,000		Pineview Estates LC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.220%, 2/5/2015	15,315,000
94,900,000	[1,2]	Puttable Floating Option Taxable Notes, P-Floats (Series TNP-1006), 0.450%, 2/2/2015	94,900,000
16,490,000	[1,2]	Puttable Floating Option Taxable Notes, P-Floats (Series TNP-1011), 0.450%, 2/2/2015	16,490,000
6,180,000		R.W. Sidley, Inc., Series 2005, (Fifth Third Bank, Cincinnati LOC), 0.240%, 2/5/2015	6,180,000
125,000,000		Rabobank Nederland NV, Utrecht, 0.246%, 2/10/2015	125,000,000
100,000,000		Royal Bank of Canada, Montreal, .248%, 2/27/2015	100,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.258%, 2/19/2015	100,000,000
100,000,000		Royal Bank of Canada, Montreal, 0.261%, 2/3/2015	100,000,000
8,960,000	[1,2]	Springfield Surgical Properties LLC, Series 2008, (Fifth Third Bank, Cincinnati LOC), 0.240%, 2/5/2015	8,960,000
10,000,000		State Street Bank and Trust Co., 0.305%, 4/1/2015	10,000,000
100,000,000		Sumitomo Mitsui Banking Corp., 0.247%, 2/10/2015	100,000,000
50,000,000		Toronto Dominion Bank, 0.238%, 2/6/2015	50,000,000
70,000,000		Toronto Dominion Bank, 0.253%, 4/15/2015	70,000,000
15,000,000		Toronto Dominion Bank, 0.258%, 2/18/2015	15,000,000
150,000,000		Toronto Dominion Bank, 0.261%, 2/3/2015	150,000,000
70,000,000		Toronto Dominion Bank, 0.261%, 2/4/2015	70,000,000
36,000,000		U.S. Bank, N.A., 0.315%, 4/1/2015	36,013,106
75,000,000		Wells Fargo Bank, N.A., 0.273%, 3/17/2015	75,000,000
364,580,000		Wells Fargo Bank, N.A., 0.387%, 3/23/2015	364,580,000
2,730,000		Yonkers, NY IDA, Salgra Realty, LLC Series 2006, (TD Bank, N.A. LOC), 0.150%, 2/5/2015	2,730,000
		TOTAL	2,576,118,133
		Finance - Commercial—0.2%
1,767,000		General Electric Capital Corp., 1.285%, 4/2/2015	1,774,670
Semi-Annual Shareholder Report
6

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Commercial—continued
$4,190,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 0.130%, 2/5/2015	$4,190,000
13,900,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 0.240%, 2/5/2015	13,900,000
3,880,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 0.240%, 2/5/2015	3,880,000
		TOTAL	23,744,670
		Government Agency—0.1%
600,000		Frogtown LLC, Series 2004, (Federal Home Loan Bank of Cincinnati LOC), 0.300%, 2/5/2015	600,000
10,000,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3, 0.100%, 2/5/2015	10,000,000
		TOTAL	10,600,000
		TOTAL NOTES–VARIABLE	2,723,962,881
		OTHER REPURCHASE AGREEMENTS—8.9%
175,000,000		Barclays Capital, Inc., 0.15%—0.77%, 2/25/2015 - 7/20/2015, interest in a $175,000,000 collateralized loan agreement, dated 1/21/2015 - 1/26/2015, in which asset-backed securities, collateralized mortgage obligations and U.S. government agency securities with a market value of $178,507,944 have been received as collateral and held with BNY Mellon as tri-party agent.	175,000,000
305,000,000		Citigroup Global Markets, Inc., 0.51%—0.76%, 2/2/2015 - 3/17/2015, interest in a $305,000,000 collateralized loan agreement, dated 1/16/2015 - 1/30/2015, in which asset-backed securities, collateralized mortgage obligations and convertible bonds with a market value of $311,171,079 have been received as collateral and held with BNY Mellon as tri-party agent.	305,000,000
185,000,000		Credit Suisse Securities (USA) LLC, 0.65%—0.66%, 3/23/2015 - 4/23/2015, interest in a $185,000,000 collateralized loan agreement, dated 12/23/2014 - 1/23/2015, in which collateralized mortgage obligations with a market value of $188,817,815 have been received as collateral and held with BNY Mellon as tri-party agent.	185,000,000
60,000,000		Goldman Sachs and Co., 0.23%, 2/3/2015, interest in a $60,000,000 collateralized loan agreement, dated 1/27/2015, in which U.S. Government Agency securities with a market value of $61,202,347 have been received as collateral and held with BNY Mellon as tri-party agent.	60,000,000
245,000,000		Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.36%—0.72%, 2/2/2015 - 4/22/2015, interest in a $245,000,000 collateralized loan agreement, dated 1/22/2015 - 1/30/2015, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $249,914,905 have been received as collateral and held with BNY Mellon as tri-party agent.	245,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
$130,000,000	Wells Fargo Securities LLC, 0.45%, 4/16/2015, interest in a $130,000,000 collateralized loan agreement, dated 1/16/2015, in which common stock, convertible bonds, convertible preferred bonds and exchange-traded funds with a market value of $132,628,178 have been received as collateral and held with BNY Mellon as tri-party agent.	$130,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,100,000,000
	REPURCHASE AGREEMENTS—10.8%
835,400,000	Interest in $1,550,000,000 joint repurchase agreement, 0.08% dated 1/30/2015 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $1,550,010,333 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $1,582,262,180.	835,400,000
500,000,000	Interest in $750,000,000 joint repurchase agreement, 0.07% dated 1/30/2015 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,004,375 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2045 and the market value of those underlying securities was $768,674,736.	500,000,000
	TOTAL REPURCHASE AGREEMENTS	1,335,400,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[5]	12,406,730,389
	OTHER ASSETS AND LIABILITIES—0.0%[6]	3,781,714
	TOTAL NET ASSETS—100%	$12,410,512,103
Securities that are subject to the federal alternative minimum tax (AMT) represent 1.0% of the Fund's portfolio as calculated based upon total market value.
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $3,382,828,914, which represented 27.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $3,382,828,914, which represented 27.3% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
8

Note: The categories of investments are shown as a percentage of total net assets a January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments in the Fund are valued at amortized cost which is considered a Level 2 input in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Rate Municipal Term Preferred
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	—	—	—	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	—	—	—	—	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.25%[4,5]	0.25%[5]	0.32%	0.40%	0.39%[5]	0.46%[5]
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	1.07%[4]	1.07%	0.99%	0.93%	0.93%	0.87%
Supplemental Data:
Net assets, end of period	$12,410,512	$11,591,418	$11,918,210	$10,720,892	$10,912,831	$10,735,359
Semi-Annual Shareholder Report
10

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio is 0.25% for the six months ended January 31, 2015, and 0.25%, 0.39% and 0.46% for the years ended July 31, 2014, 2011 and 2010, respectively after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investments in securities	$9,971,330,389
Investment in repurchase and other repurchase agreements	2,435,400,000
Total investment in securities, at amortized cost and fair value		$12,406,730,389
Cash		764,043
Income receivable		3,908,900
Prepaid expenses		261,664
Receivable for investments sold		40,104
TOTAL ASSETS		12,411,705,100
Liabilities:
Payable for transfer agent fee	1,076,898
Payable for custodian fees	90,558
Payable for investment adviser fee (Note 4)	25,541
TOTAL LIABILITIES		1,192,997
Net assets for 12,410,504,614 shares outstanding		$12,410,512,103
Net Assets Consists of:
Paid-in capital		$12,410,492,057
Accumulated net realized gain on investments		20,046
TOTAL NET ASSETS		$12,410,512,103
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$12,410,512,103 ÷ 12,410,504,614 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$15,243,443
Expenses:
Investment adviser fee (Note 4)		$18,236,789
Administrative fee (Note 4)		4,757,694
Custodian fees		166,803
Transfer agent fees		6,108,913
Directors'/Trustees' fees (Note 4)		40,784
Auditing fees		11,418
Legal fees		5,296
Distribution services fee (Note 4)		33,434,114
Other service fees (Note 2)		15,197,325
Portfolio accounting fees		88,441
Share registration costs		1,480,007
Printing and postage		427,821
Miscellaneous (Note 4)		30,400
TOTAL EXPENSES		79,985,805
Waivers and Reduction:
Waiver of investment adviser fee (Note 4)	$(16,123,557)
Waiver of other operating expenses (Note 2)	(48,618,684)
Reduction of custodian fees (Note 5)	(121)
TOTAL WAIVERS AND REDUCTION		(64,742,362)
Net expenses			15,243,443
Net investment income			—
Net realized gain on investments			21,768
Change in net assets resulting from operations			$21,768
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year End 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	21,768	58,645
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	21,768	58,645
Distributions to Shareholders:
Distributions from net realized gain on investments	(48,752)	(22,370)
Share Transactions:
Proceeds from sale of shares	2,902,458,291	3,951,184,967
Net asset value of shares issued to shareholders in payment of distributions declared	47,528	21,634
Cost of shares redeemed	(2,083,384,566)	(4,278,034,768)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	819,121,253	(326,828,167)
Change in net assets	819,094,269	(326,791,892)
Net Assets:
Beginning of period	11,591,417,834	11,918,209,726
End of period	$12,410,512,103	$11,591,417,834
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
15

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, unaffiliated third-party financial intermediaries waived the entire $15,197,325 of other service fees.
Semi-Annual Shareholder Report
16

Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report
17

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2015	Year Ended 7/31/2014
Shares sold	2,902,458,291	3,951,184,967
Shares issued to shareholders in payment of distributions declared	47,528	21,634
Shares redeemed	(2,083,384,566)	(4,278,034,768)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	819,121,253	(326,828,167)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $16,123,557 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, FSC waived $33,421,359 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2015, FSC retained $12,755 of fees paid by the Fund.
Semi-Annual Shareholder Report
18

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $12,500,000 and $113,800,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended January 31, 2015, the Fund's expenses were reduced by $121 under these arrangements.
6. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report
19

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
9. Regulatory Matters
On July 23, 2014, the Securities and Exchange Commission voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
20

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
21

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.26
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.95	$1.28
1	Expenses are equal to the Fund's annualized net expense ratio of 0.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
Semi-Annual Shareholder Report
22

Evaluation and Approval of Advisory Contract–May 2014
Federated Capital Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
23

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
24

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
25

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report
26

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
Q450204 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Ticker	GRFXX

Federated Government Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	61.2%
Repurchase Agreements	35.7%
Other Assets and Liabilities—Net[2]	3.1%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.0%
8-30 Days	19.9%
31-90 Days	21.7%
91-180 Days	8.8%
181 Days or more	7.5%
Other Assets and Liabilities—Net[2]	3.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—61.2%
$29,000,000	[1]	Federal Farm Credit System Discount Notes, 0.120% - 0.130%, 2/6/2015 - 4/6/2015	$28,996,515
889,340,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.123% - 0.263%, 2/1/2015 - 2/28/2015	889,459,323
20,750,000		Federal Farm Credit System, 0.500%, 5/1/2015	20,766,320
1,362,700,000	[1]	Federal Home Loan Bank System Discount Notes, 0.094% - 0.164%, 2/9/2015 - 8/3/2015	1,362,456,890
754,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.124% - 0.171%, 2/2/2015 - 4/27/2015	754,721,237
1,560,765,000		Federal Home Loan Bank System, 0.060% - 0.350%, 2/13/2015 - 2/22/2016	1,560,711,439
1,315,750,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.070% - 0.140%, 2/18/2015 - 5/28/2015	1,315,429,512
337,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.148% - 0.171%, 2/12/2015 - 2/17/2015	336,929,420
173,920,000		Federal Home Loan Mortgage Corp., 0.500%, 4/17/2015	174,064,302
790,250,000	[1]	Federal National Mortgage Association Discount Notes, 0.050% - 0.185%, 2/26/2015 - 9/14/2015	789,936,749
193,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.138% - 0.159%, 2/5/2015 - 2/27/2015	193,001,968
48,419,000		Federal National Mortgage Association, 0.073% - 2.375%, 2/15/2015 - 10/15/2015	48,527,554
		TOTAL GOVERNMENT AGENCIES	7,475,001,229
		REPURCHASE AGREEMENTS—35.7%
714,600,000		Interest in $1,550,000,000 joint repurchase agreement, 0.08% dated 1/30/2015 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $1,550,010,333 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 6/20/2044 and the market value of those underlying securities was $1,582,262,180.	714,600,000
675,000,000		Repurchase agreement, 0.05% dated 1/30/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $675,002,813 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2042 and the market value of those underlying securities was $688,502,913.	675,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$500,000,000		Repurchase agreement, 0.06% dated 1/30/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,002,500 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 10/11/2033 and the market value of those underlying securities was $510,002,888.	$500,000,000
117,543,000	[3]	Repurchase agreement, 0.08% dated 1/20/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $117,550,575 on 2/18/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 11/25/2044 and the market value of those underlying securities was $121,072,788.	117,543,000
50,000,000		Repurchase agreement, 0.05% dated 1/30/2015 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $50,000,208 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2018 and the market value of those underlying securities was $51,000,270.	50,000,000
150,000,000	[3]	Repurchase agreement, 0.12% dated 12/4/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,030,500 on 2/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2043 and the market value of those underlying securities was $154,530,386.	150,000,000
150,000,000		Repurchase agreement, 0.08% dated 1/30/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $150,001,000 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2045 and the market value of those underlying securities was $154,195,402.	150,000,000
100,000,000	[3]	Repurchase agreement, 0.11% dated 11/19/2014 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $100,027,500 on 2/17/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 2/25/2044 and the market value of those underlying securities was $102,877,102.	100,000,000
75,000,000		Repurchase agreement, 0.08% dated 1/30/2015 under which BNP Paribas Securities Corp. will repurchase the securities provided as collateral for $75,000,500 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $76,686,502.	75,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$1,000,000,000		Repurchase agreement, 0.07% dated 1/28/2015 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $1,000,013,611 on 2/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2054 and the market value of those underlying securities was $1,030,010,015.	$1,000,000,000
250,000,000		Interest in $750,000,000 joint repurchase agreement, 0.07% dated 1/30/2015 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $750,004,375 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2045 and the market value of those underlying securities was $768,674,736.	250,000,000
50,000,000		Repurchase agreement, 0.06% dated 1/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase the securities provided as collateral for $50,000,250 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 8/20/2044 and the market value of those underlying securities was $51,502,790.	50,000,000
500,000,000	[3]	Repurchase agreement, 0.08% dated 1/30/2015 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $500,031,111 on 2/27/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2045 and the market value of those underlying securities was $512,468,652.	500,000,000
21,000,000		Repurchase agreement, 0.07% dated 1/30/2015 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $21,000,123 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2024 and the market value of those underlying securities was $21,420,128.	21,000,000
		TOTAL REPURCHASE AGREEMENTS	4,353,143,000
		TOTAL INVESTMENTS—96.9% (AT AMORTIZED COST)[4]	11,828,144,229
		OTHER ASSETS AND LIABILITIES - NET—3.1%[5]	377,943,981
		TOTAL NET ASSETS—100%	$12,206,088,210
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Semi-Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.000)[1]	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.10%[5]	0.18%	0.17%	0.21%	0.27%[5]
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%[3]
Expense waiver/reimbursement[6]	1.20%[4]	1.20%	1.12%	1.12%	1.09%	1.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,206,088	$11,135,915	$12,026,528	$11,201,045	$10,917,384	$10,934,937
Semi-Annual Shareholder Report
6

1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 0.10% and 0.27% for the years ended July 31, 2014 and 2010, respectively, after taking into account these expense reductions.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investments in securities	$7,475,001,229
Investments in repurchase agreements	4,353,143,000
Total investment in securities, at amortized cost and fair value		$11,828,144,229
Cash		776,163
Receivable for investments sold		487,500,000
Income receivable		6,780,633
TOTAL ASSETS		12,323,201,025
Liabilities:
Payable for investments purchased	115,981,923
Payable to adviser (Note 4)	826,747
Accrued expenses (Note 4)	304,145
TOTAL LIABILITIES		117,112,815
Net assets for 12,206,088,296 shares outstanding		$12,206,088,210
Net Assets Consists of:
Paid-in capital		$12,206,087,168
Accumulated net realized gain on investments		1,042
TOTAL NET ASSETS		$12,206,088,210
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$12,206,088,210 ÷ 12,206,088,296 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$6,016,511
Expenses:
Investment adviser fee (Note 4)		$18,332,827
Administrative fee (Note 4)		4,782,824
Custodian fees		171,113
Transfer agent fees		6,140,700
Directors'/Trustees' fees (Note 4)		39,323
Auditing fees		11,418
Legal fees		5,473
Distribution services fee (Note 4)		33,610,182
Other service fees (Note 2)		15,258,403
Portfolio accounting fees		88,451
Share registration costs		114,935
Printing and postage		499,607
Miscellaneous (Note 4)		30,593
TOTAL EXPENSES		79,085,849
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(18,277,632)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(54,791,706)
TOTAL WAIVERS AND REIMBURSEMENT		(73,069,338)
Net expenses			6,016,511
Net investment income			—
Net realized gain on investments			4,278
Change in net assets resulting from operations			$4,278
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	4,278	276
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,278	276
Distributions to Shareholders:
Distributions from net realized gain on investments	(3,236)	(1,491)
Share Transactions:
Proceeds from sale of shares	4,554,245,909	4,366,641,007
Net asset value of shares issued to shareholders in payment of distributions declared	3,161	1,454
Cost of shares redeemed	(3,484,077,017)	(5,257,253,736)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,070,172,053	(890,611,275)
Change in net assets	1,070,173,095	(890,612,490)
Net Assets:
Beginning of period	11,135,915,115	12,026,527,605
End of period	$12,206,088,210	$11,135,915,115
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
11

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
For the six months ended January 31, 2015, unaffiliated third parties waived $5,230,968 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other
Semi-Annual Shareholder Report
12

service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, unaffiliated third-party financial intermediaries waived the entire $15,258,403 of other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report
13

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2015	Year Ended 7/31/2014
Shares sold	4,554,245,909	4,366,641,007
Shares issued to shareholders in payment of distributions declared	3,161	1,454
Shares redeemed	(3,484,077,017)	(5,257,253,736)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	1,070,172,053	(890,611,275)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $18,277,632 of its fee and voluntarily reimbursed $692,163 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report
14

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, FSC waived $33,610,172 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $96,998,261.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report
15

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
7. Regulatory Matters
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
16

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
17

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.50
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.70	$0.51
1	Expenses are equal to the Fund's annualized net expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
Semi-Annual Shareholder Report
18

Evaluation and Approval of Advisory Contract–May 2014
Federated Government Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
19

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
20

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
21

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
Semi-Annual Shareholder Report
22

The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
23

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
24

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
25

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919205
34454 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Ticker	FMTXX

Federated Master Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	42.5%
Bank Instruments	20.9%
Variable Rate Instruments	13.6%
Repurchase Agreements and Other Repurchase Agreements	22.9%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	38.5%[4]
8-30 Days	21.1%
31-90 Days	23.2%
91-180 Days	15.2%
181 Days or more	1.9%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, commercial paper, corporate bonds and a corporate note with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 16.3% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.7%
		Finance - Automotive—1.7%
$1,000,000		AmeriCredit Automobile Receivables Trust 2015-1, Class A1, 0.300%, 1/8/2016	$1,000,000
257,706		Santander Drive Auto Receivables Trust 2014-4, Class A1, 0.250%, 9/15/2015	257,706
515,712	[1,2]	Westlake Automobile Receivables Trust 2014-2, Class A1, 0.350%, 10/15/2015	515,712
		TOTAL ASSET-BACKED SECURITIES	1,773,418
		CERTIFICATES OF DEPOSIT—20.9%
		Finance - Banking—20.9%
3,000,000		BNP Paribas SA, 0.230%, 4/13/2015	3,000,000
2,800,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%—0.250%, 2/2/2015 - 5/27/2015	2,800,000
1,800,000		Credit Agricole Corporate and Investment Bank, 0.210%—0.230%, 2/2/2015 - 4/8/2015	1,800,000
1,000,000		DNB Bank ASA, 0.190%, 3/2/2015	1,000,000
4,000,000		Mizuho Bank Ltd., 0.220%, 3/25/2015	4,000,000
3,000,000		Societe Generale, Paris, 0.200%, 2/3/2015	3,000,000
2,000,000		Standard Chartered Bank PLC, 0.200%, 2/23/2015	2,000,000
4,000,000		Sumitomo Mitsui Banking Corp., 0.220%-0.260%, 2/11/2015-5/22/2015	4,000,000
		TOTAL CERTIFICATES OF DEPOSIT	21,600,000
		COMMERCIAL PAPER—33.9%[4]
		Finance - Banking—19.8%
2,000,000	[1,2]	ASB Finance Ltd., 0.220%, 4/27/2015	1,998,961
3,000,000	[1,2]	Barclays US Funding Corp., 0.250%, 5/5/2015	2,998,062
1,000,000		HSBC USA, Inc., 0.240%, 2/20/2015	999,873
4,000,000		ING (U.S.) Funding LLC, 0.200%, 2/3/2015	3,999,956
3,500,000	[1,2]	J.P. Morgan Securities LLC, 0.331%—0.401%, 2/27/2015 - 9/29/2015	3,493,654
1,000,000	[1,2]	LMA-Americas LLC, 0.220%, 2/20/2015	999,884
4,000,000	[1,2]	Nationwide Building Society, 0.200%, 2/6/2015	3,999,889
2,000,000	[1,2]	Nordea Bank AB, 0.220%, 3/25/2015	1,999,364
		TOTAL	20,489,643
		Finance - Commercial—9.2%
5,000,000	[1,2]	Alpine Securitization Corp., 0.230%, 2/20/2015 - 3/16/2015	4,999,240
2,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210%, 2/19/2015	1,999,790
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Commercial—continued
$2,500,000	[1,2]	CIESCO, LLC, 0.240%, 2/4/2015 - 2/17/2015	$2,499,906
		TOTAL	9,498,936
		Finance - Retail—3.9%
2,000,000	[1,2]	Barton Capital LLC, 0.250%, 3/3/2015	1,999,583
2,000,000	[1,2]	CAFCO, LLC, 0.250%, 5/18/2015	1,998,528
		TOTAL	3,998,111
		Sovereign—1.0%
1,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.275%, 7/8/2015	998,801
		TOTAL COMMERCIAL PAPER	34,985,491
		CORPORATE BONDS—6.1%
		Finance - Banking—6.1%
5,247,000		Citigroup, Inc., 4.750%, 5/19/2015	5,311,958
1,000,000		HSBC USA, Inc., 2.375%, 2/13/2015	1,000,675
		TOTAL	6,312,633
		TOTAL CORPORATE BONDS	6,312,633
		CORPORATE NOTE—0.8%
		Insurance—0.8%
900,000	[1,2]	New York Life Global Funding, 3.000%, 5/4/2015	906,092
		NOTES - VARIABLE—13.6%[3]
		Aerospace/Auto—2.9%
2,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.377%, 4/17/2015	2,000,000
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.253%, 4/29/2015	1,000,000
		TOTAL	3,000,000
		Finance - Banking—8.7%
1,000,000		Bank of Montreal, 0.235%, 3/3/2015	1,000,000
1,000,000		Bank of Montreal, 0.297%, 2/12/2015	1,000,000
2,000,000		Canadian Imperial Bank of Commerce, 0.348%, 2/24/2015	2,000,000
1,000,000		Royal Bank of Canada, Montreal, 0.248%, 2/27/2015	1,000,000
1,000,000		Royal Bank of Canada, Montreal, 0.302%, 2/9/2015	1,000,000
1,000,000		Sumitomo Mitsui Banking Corp., 0.247%, 2/12/2015	1,000,000
1,000,000		Toronto Dominion Bank, 0.258%, 2/18/2015	1,000,000
1,000,000		Wells Fargo Bank, N.A., 0.273%, 3/17/2015	1,000,000
		TOTAL	9,000,000
		Government Agency—2.0%
2,000,000		Capital Trust Agency, FL, (FNMA LOC), 0.120%, 2/5/2015	2,000,000
		TOTAL NOTES - VARIABLE	14,000,000
Semi-Annual Shareholder Report
3

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—10.0%
	Finance - Banking—10.0%
$1,700,000	BNP Paribas Securities Corp., 0.365%—0.436%, 2/2/2015 - 2/3/2015, interest in a $475,000,000 collateralized loan agreement, dated 10/30/2014-1/30/2015, in which asset-backed securities, collateralized mortgage obligations and U.S. Government Agency securities with a market value of $484,683,592 have been received as collateral and held with BNY Mellon as tri-party agent.	$1,700,000
500,000	Citigroup Global Markets, Inc., 0.568%, 2/2/2015, interest in a $75,000,000 collateralized loan agreement, dated 1/30/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $76,505,355 have been received as collateral and held with BNY Mellon as tri-party agent.	500,000
600,000	Credit Suisse Securities (USA) LLC, 0.659%, 3/23/2015, interest in a $115,000,000 collateralized loan agreement, dated 12/23/2014, in which collateralized mortgage obligations with a market value of $117,383,064 have been received as collateral and held with JPMorgan Chase as tri-party agent.	600,000
500,000	HSBC Securities (USA), Inc., 0.264%, 2/2/2015, interest in a $160,000,000 collateralized loan agreement, dated 1/30/2015, in which corporate bonds and medium-term notes with a market value of $163,201,835 have been received as collateral and held with JPMorgan Chase tri-party agent.	500,000
2,000,000	J.P. Morgan Securities LLC, 0.345%, 4/2/2015, interest in a $250,000,000 collateralized loan agreement, dated 1/2/2015, in which asset-backed securities with a market value of $255,067,480 have been received as collateral and held with JPMorgan Chase as tri-party agent.	2,000,000
1,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 3/2/2015, interest in a $250,000,000 collateralized loan agreement, dated 1/30/2015, in which an asset-backed security, common stock, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $255,005,313 have been received as collateral held with BNY Mellon as tri-party agent.	1,000,000
2,000,000	RBC Capital Markets, LLC, 0.264%—0.304%, 2/17/2015 - 3/13/2015, interest in a $600,000,000 collateralized loan agreement, dated 12/15/2014-12/22/2014, in which common stock, corporate bonds, exchange-traded funds and medium-term notes with a market value of $612,217,493 have been received as collateral held with BNY Mellon as tri-party agent.	2,000,000
2,000,000	Wells Fargo Securities LLC, 0.456%, 4/14/2015 – 4/20/2015, interest in a $500,000,000 collateralized loan agreement, dated 1/14/2015 – 1/20/2015, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and U.S. Government Agency securities with a market value of $510,105,825 have been received as collateral held with BNY Mellon as tri-party agent.	2,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	10,300,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—12.9%
$5,284,000	Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,014,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,014,915.	$5,284,000
8,000,000	Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,500,020,417 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/16/2048 and the market value of those underlying securities was $3,570,481,052.	8,000,000
	TOTAL REPURCHASE AGREEMENTS	13,284,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	103,161,634
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	78,915
	TOTAL NET ASSETS—100%	$103,240,549
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $31,407,466, which represented 30.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $31,407,466, which represented 30.4% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.000[1]
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	—	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	—	—	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%	0.00%	0.00%[3]	0.02%
Ratios to Average Net Assets:
Net expenses	0.23%[4]	0.23%	0.30%	0.38%	0.37%	0.43%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.03%
Expense waiver/reimbursement[5]	0.42%[4]	0.42%	0.35%	0.34%	0.33%	0.22%
Supplemental Data:
Net assets, end of period (000 omitted)	$103,241	$129,315	$108,653	$94,546	$108,861	$118,767
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$23,584,000
Investment in securities	79,577,634
Total investment in securities, at amortized cost and fair value		$103,161,634
Income receivable		81,257
Receivable for shares sold		998
Prepaid expenses		5,453
TOTAL ASSETS		103,249,342
Liabilities:
Bank overdraft	476
Payable to adviser (Note 4)	979
Payable for share registration costs	7,338
TOTAL LIABILITIES		8,793
Net assets for 103,230,861 shares outstanding		$103,240,549
Net Assets Consist of:
Paid-in capital		$103,240,426
Accumulated net realized gain on investments		123
TOTAL NET ASSETS		$103,240,549
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$103,240,549 ÷ 103,230,861 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$132,785
Expenses:
Investment adviser fee (Note 4)		$231,905
Administrative fee (Note 4)		45,377
Custodian fees		9,256
Transfer agent fee		4,032
Directors'/Trustees' fees (Note 4)		457
Auditing fees		10,385
Legal fees		5,626
Portfolio accounting fees		23,294
Share registration costs		33,228
Printing and postage		12,241
Miscellaneous (Note 4)		2,532
TOTAL EXPENSES		378,333
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(231,905)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(13,643)
TOTAL WAIVERS AND REIMBURSEMENT		(245,548)
Net expenses			132,785
Net investment income			—
Net realized gain on investments			124
Change in net assets resulting from operations			$124
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	124	396
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	124	396
Distributions to Shareholders:
Distributions from net realized gain on investments	(196)	(347)
Share Transactions:
Proceeds from sale of shares	193,456,539	391,188,457
Net asset value of shares issued to shareholders in payment of distributions declared	84	170
Cost of shares redeemed	(219,530,941)	(370,526,658)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,074,318)	20,661,969
Change in net assets	(26,074,390)	20,662,018
Net Assets:
Beginning of period	129,314,939	108,652,921
End of period	$103,240,549	$129,314,939
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Master Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
Semi-Annual Shareholder Report
11

agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
For the six months ended January 31, 2015, unaffiliated third parties waived $225 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2015, the Fund did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Semi-Annual Shareholder Report
12

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2015	Year Ended 7/31/2014
Shares sold	193,456,539	391,188,457
Shares issued to shareholders in payment of distributions declared	84	170
Shares redeemed	(219,530,941)	(370,526,658)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(26,074,318)	20,661,969
Semi-Annual Shareholder Report
13

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary wavier and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2015, the Adviser waived its entire fee of $231,905 and reimbursed $13,418 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
Semi-Annual Shareholder Report
14

6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Funds, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
15

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$1.16
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.05	$1.17
1	Expenses are equal to the Fund's annualized net expense ratio of 0.23%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
Semi-Annual Shareholder Report
16

Evaluation and Approval of Advisory Contract–May 2014
Federated Master Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
17

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
18

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
19

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Semi-Annual Shareholder Report
20

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
21

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
22

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
23

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
24

Federated Master Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N740
8070106 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Ticker	MUTXX

Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	83.0%
Municipal Notes	14.8%
Commercial Paper	0.5%
Other Assets and Liabilities—Net[2]	1.7%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.5%
8-30 Days	2.5%
31-90 Days	4.8%
91-180 Days	4.0%
181 Days or more	4.5%
Other Assets and Liabilities—Net[2]	1.7%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—98.3%[1,2]
		Alabama—1.3%
$4,175,000		Mobile, AL Solid Waste Authority, (Series 2003: Chastang) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.04%, 2/5/2015	$4,175,000
4,350,000		North Sumter, AL Solid Waste Disposal Authority, (Series 2003: Emelle) Weekly VRDNs (Waste Management, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.04%, 2/5/2015	4,350,000
		TOTAL	8,525,000
		California—3.9%
13,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4), Weekly VRDPs (Royal Bank of Canada, Montreal, LIQ), 0.10%, 2/6/2015	13,000,000
9,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5), Weekly VRDPs (Citibank NA, New York LIQ), 0.09%, 2/6/2015	9,000,000
3,700,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 6), Weekly VRDPs (Citibank NA, New York LIQ), 0.09%, 2/6/2015	3,700,000
		TOTAL	25,700,000
		Colorado—2.9%
1,900,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.17%, 2/5/2015	1,900,000
17,500,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.17%, 2/5/2015	17,500,000
		TOTAL	19,400,000
		Connecticut—5.2%
30,500,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.05%, 2/5/2015	30,500,000
4,000,000		Putnam, CT, 0.75% BANs, 7/1/2015	4,006,578
		TOTAL	34,506,578
		Florida—3.5%
150,000		Broward County, FL Airport Facility, (Series 2007A) Weekly VRDNs (Embraer Aircraft Holding, Inc.)/(Citibank NA, New York LOC), 0.04%, 2/4/2015	150,000
540,000		Collier County, FL IDA, (Series 2006) Weekly VRDNs (Allete, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.03%, 2/5/2015	540,000
10,000,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.12%, 2/5/2015	10,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$2,000,000		Hillsborough County, FL HFA, (Series 2006: Brandywine Apartments) Weekly VRDNs (Brandywine Housing, Ltd.)/(Citibank NA, New York LOC), 0.04%, 2/4/2015	$2,000,000
2,300,000		Jacksonville, FL, PCR Refunding Bonds (Series 1992), 0.12% CP (Florida Power & Light Co.), Mandatory Tender 2/18/2015	2,300,000
750,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.15%, 2/5/2015	750,000
3,000,000		Miami-Dade County, FL IDA, (Series 1998) Weekly VRDNs (Professional Modification Services, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.03%, 2/4/2015	3,000,000
4,850,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.16%, 2/6/2015	4,850,000
		TOTAL	23,590,000
		Hawaii—0.5%
3,000,000		Hawaii State Department of Budget & Finance, (Queen's Health Systems), (2015 Series B), 0.16%, 8/28/2015	3,000,000
		Idaho—1.5%
10,000,000		Power County, ID IDC, (Series 2012) Weekly VRDNs (J. R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.05%, 2/4/2015	10,000,000
		Illinois—8.0%
4,465,000		Chicago, IL Midway Airport, (Series C-1) Weekly VRDNs (Bank of Montreal LOC), 0.04%, 2/5/2015	4,465,000
3,400,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 0.21%, 2/5/2015	3,400,000
8,500,000		Illinois Development Finance Authority, (Series 1998) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.16%, 2/5/2015	8,500,000
11,335,000		Illinois Finance Authority, (Series 2007A) Weekly VRDNs (McKinley Foundation)/(Key Bank, N.A. LOC), 0.17%, 2/5/2015	11,335,000
2,355,000		Illinois Housing Development Authority, Florida House (2008 Series C) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.04%, 2/5/2015	2,355,000
6,580,000		Illinois Housing Development Authority, Homeowner Mortgage Revenue Bonds (Series 2004 C-3) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.03%, 2/4/2015	6,580,000
14,000,000		Kane County, IL, (Series 1993) Weekly VRDNs (Glenwood School)/(Fifth Third Bank, Cincinnati LOC), 0.16%, 2/5/2015	14,000,000
3,000,000		Lockport, IL IDA, (Series 1990) Weekly VRDNs (Panduit Corp.)/(Fifth Third Bank, Cincinnati LOC), 0.17%, 2/4/2015	3,000,000
		TOTAL	53,635,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Indiana—1.5%
$10,000,000		Posey County, IN EDA, (Series 2013A), 0.23% TOBs (Midwest Fertilizer Corp.)/(United States Treasury GTD), 4/2/2015	$10,000,000
		Kentucky—0.3%
2,320,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 0.25%, 2/5/2015	2,320,000
		Louisiana—1.2%
3,300,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.08%, 2/4/2015	3,300,000
3,000,000		St. James Parish, LA, (Series 2009) Weekly VRDNs (Louisiana Sugar Refining, LLC)/(Natixis LOC), 0.18%, 2/5/2015	3,000,000
2,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.20%, 2/4/2015	2,000,000
		TOTAL	8,300,000
		Maryland—0.2%
1,295,000		Maryland State Health & Higher Educational Facilities Authority, (Series 2002) Weekly VRDNs (Holton-Arms School, Inc.)/(SunTrust Bank LOC), .06%, 2/4/2015	1,295,000
		Michigan—5.5%
11,500,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.04%, 2/4/2015	11,500,000
2,220,000		Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.04%, 2/4/2015	2,220,000
14,400,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.09%, 2/4/2015	14,400,000
5,830,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Goodwill Industries of Greater Grand Rapids, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.16%, 2/6/2015	5,830,000
3,000,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	3,008,832
		TOTAL	36,958,832
		Mississippi—0.7%
4,650,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(Federal National Mortgage Association LOC), 0.05%, 2/5/2015	4,650,000
		Missouri—0.4%
2,500,000		St. Louis County, MO IDA, (Series 2008A) Daily VRDNs (International Lutheran Laymen's League)/(Fifth Third Bank, Cincinnati LOC), 0.10%, 2/2/2015	2,500,000
		Multi State—5.2%
12,500,000	[3,4]	BlackRock MuniYield Quality Fund, Inc., (Series W-7), Weekly VRDPs (Barclays Bank PLC LIQ), 0.11%, 2/6/2015	12,500,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi State—continued
$1,148,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-13 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.17%, 2/5/2015	$1,148,000
408,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-68 Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.17%, 2/5/2015	408,000
920,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT) Series 2009-78 Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.17%, 2/5/2015	920,000
10,000,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs (Toronto-Dominion Bank LIQ), 0.12%, 2/6/2015	10,000,000
10,000,000	[3,4]	Nuveen Investment Quality Municipal Fund, Inc., (Series 1-2118) Weekly VRDPs (Barclays Bank PLC LIQ), 0.11%, 2/6/2015	10,000,000
		TOTAL	34,976,000
		Nebraska—0.3%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.23%, 2/4/2015	2,000,000
		Nevada—1.8%
2,355,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.25%, 2/5/2015	2,355,000
9,900,000		Nevada Housing Division, (Series 2004) Weekly VRDNs (Sundance Village Apartments)/(Citibank NA, New York LOC), 0.06%, 2/5/2015	9,900,000
		TOTAL	12,255,000
		New Jersey—12.3%
5,836,000		Belmar, NJ, 1.00% BANs, 2/13/2015	5,837,134
7,280,000		Belmar, NJ, 1.00% BANs, 2/13/2015	7,281,014
3,930,000		Clinton Township, NJ, 1.25% BANs, 1/27/2016	3,958,918
7,000,000		Evesham Township, NJ, (Series 2014A), 1.00% BANs, 5/21/2015	7,008,929
3,935,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.17%, 2/5/2015	3,935,000
1,460,203		Harmony Township, NJ, 1.00% BANs, 4/28/2015	1,461,055
6,500,000		Linden, NJ, 1.00% BANs, 5/1/2015	6,505,658
3,351,500		Long Beach Township, NJ, (Series 2014A), 1.00% BANs, 3/24/2015	3,353,031
1,145,000		New Jersey EDA Weekly VRDNs (Services for Children with Hidden Intelligence, Inc.)/(Fulton Bank, N.A. LOC), 0.70%, 2/5/2015	1,145,000
7,000,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L35) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/5/2015	7,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$1,500,000	[3,4]	New Jersey Higher Education Assistance Authority, RBC Muni Trust (Series 2008-L36) Weekly VRDNs (Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.040%, 2/5/2015	$1,500,000
11,500,000	[3,4]	New Jersey State Educational Facilities Authority, (Series DBE-1307) Weekly VRDNs (New Jersey State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.22%, Optional Tender 3/19/2015	11,500,000
6,500,000		North Wildwood, NJ, 1.00% BANs, 8/26/2015	6,513,830
8,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), 0.10%, 2/06/2015	8,000,000
2,439,000		Seaside Park, NJ, (Series 2014A), 1.25% BANs, 5/28/2015	2,442,459
4,281,039		Wantage Township, NJ, 1.25% BANs, 11/30/2015	4,302,111
		TOTAL	81,744,139
		New York—4.6%
5,000,000		Ausable Valley, NY CSD, 0.75% BANs, 6/25/2015	5,006,076
4,225,000		Fulton, NY City School District, 0.75% BANs, 7/17/2015	4,233,227
4,885,000		Mt. Vernon, NY City School District, 1.00% BANs, 8/20/2015	4,893,753
1,295,000		New York City, NY IDA, IDRBs (Series 2003) Weekly VRDNs (Novelty Crystal Corp.)/(TD Bank, N.A. LOC), 0.160%, 2/5/2015	1,295,000
6,235,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.08%, 2/5/2015	6,235,000
4,000,000		Oceanside, NY Union Free School District, 0.75% BANs, 7/10/2015	4,007,283
5,115,000		Schoharie County, NY, 1.00% BANs, 11/13/2015	5,133,652
		TOTAL	30,803,991
		Oklahoma—0.2%
1,112,499	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT) Series 2009-5 Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.14%, 2/5/2015	1,112,499
		Oregon—4.5%
20,000,000		Oregon State Housing and Community Services Department, (2008 Series C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.05%, 2/6/2015	20,000,000
10,000,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.05%, 2/5/2015	10,000,000
		TOTAL	30,000,000
		Pennsylvania—2.2%
5,500,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (AGM INS)/(Wells Fargo Bank, N.A. LIQ), 0.10%, 2/4/2015	5,500,000
3,000,000	[3,4]	Nuveen Pennsylvania Investment Quality Municipal Fund, (1125 Series 2) Weekly VRDPs (Royal Bank of Canada Montreal LIQ), 0.150%, 2/6/2015	3,000,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$6,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1006) Weekly VRDNs (Thomas Jefferson University)/(Bank of America N.A. GTD)/(Bank of America N.A. LIQ), 0.250%, 2/5/2015	$6,000,000
		TOTAL	14,500,000
		Rhode Island—1.5%
6,775,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.15%, 2/2/2015	6,775,000
2,900,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.25%, 2/4/2015	2,900,000
		TOTAL	9,675,000
		South Carolina—0.2%
1,000,000		Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 0.23%, 2/4/2015	1,000,000
		Tennessee—3.2%
7,500,000		Covington, TN IDB, (Series 1992) Weekly VRDNs (Charms Co.)/(Bank of America N.A. LOC), 0.07%, 2/4/2015	7,500,000
2,200,000		Memphis-Shelby County, TN Industrial Development Board—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 0.23%, 2/4/2015	2,200,000
5,970,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2008) Weekly VRDNs (Mur-Ci Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.16%, 2/6/2015	5,970,000
5,965,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.16%, 2/6/2015	5,965,000
		TOTAL	21,635,000
		Texas—11.9%
30,000,000		Calhoun, TX Port Authority, (Series 2011A) Weekly VRDNs (Formosa Plastic Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.03%, 2/5/2015	30,000,000
14,370,000		Harris County, TX Housing Finance Corp., Park at Kirkstall Apartments (Series 2002) Weekly VRDNs (Harris Park Partners LP)/(Wells Fargo Bank, N.A. LOC), 0.05%, 2/5/2015	14,370,000
30,100,000		Texas State Department of Housing & Community Affairs, (Series 2004B) Weekly VRDNs (Texas State LIQ), 0.04%, 2/4/2015	30,100,000
2,700,000		Texas State Department of Housing & Community Affairs, (Series 2006H) Weekly VRDNs (Texas State LIQ), 0.04%, 2/4/2015	2,700,000
2,100,000		Texas State, Veterans Land Board (Series 2002) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.03%, 2/4/2015	2,100,000
		TOTAL	79,270,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Virginia—0.2%
$1,450,000	Halifax, VA IDA, MMMs, PCR (Series 1992), 0.40% CP (Virginia Electric & Power Co.), Mandatory Tender 2/17/2015	$1,450,000
	Washington—6.1%
6,125,000	Port Bellingham, WA Industrial Development Corp., (Series 2006) Weekly VRDNs (Hempler Foods Group LLC)/(Bank of Montreal LOC), 0.10%, 2/5/2015	6,125,000
10,000,000	Washington State EDFA , (Series 2000H) Weekly VRDNs (Waste Management, Inc.)/(Bank of America N.A. LOC), 0.050%, 2/4/2015	10,000,000
24,600,000	Washington State Housing Finance Commission: MFH , (Series 2007A) Weekly VRDNs (Merrill Gardens at Kirkland LLC)/(Bank of America N.A. LOC), 0.06%, 2/5/2015	24,600,000
	TOTAL	40,725,000
	Wisconsin—7.5%
7,710,000	Janesville, WI, (Series 1992) Weekly VRDNs (Seneca Foods Corp.)/(Royal Bank of Scotland NV LOC), 0.21%, 2/5/2015	7,710,000
4,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 0.39%, 2/5/2015	4,000,000
5,600,000	Wisconsin Housing & EDA, (Series 2004E) Weekly VRDNs (Federal Home Loan Bank of Chicago LIQ), 0.040%, 2/4/2015	5,600,000
15,450,000	Wisconsin Housing & EDA, Home Ownership Revenue (2008 Series A) Weekly VRDNs (BMO Harris Bank, N.A. LIQ), 0.040%, 2/4/2015	15,450,000
14,000,000	Wisconsin Housing & EDA, Home Ownership Revenue (Series 2007C) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.04%, 2/4/2015	14,000,000
2,910,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.25%, 2/5/2015	2,910,000
	TOTAL	49,670,000
	TOTAL INVESTMENTS—98.3% (AT AMORTIZED COST)[5]	655,197,039
	OTHER ASSETS AND LIABILITIES - NET—1.7%[6]	11,645,917
	TOTAL NET ASSETS—100%	$666,842,956
Securities that are subject to the federal alternative minimum tax (AMT) represent 70.0% of the Fund's portfolio as calculated based upon total market value.
1	Current rate and next reset date shown for Variable Rate Instruments.
2	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1, or MIG-2 by Moody's Investor Services, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Semi-Annual Shareholder Report
8

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different categories should be identified as a First or Second Tier security.
At January 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.9%	3.1%
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $137,208,499, which represented 20.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $137,208,499, which represented 20.6% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
9

The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDRBs	—Industrial Development Revenue Bonds
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
MMMs	—Money Market Municipals
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	—	—	—	—	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.01%	0.02%	0.04%	0.00%[3]	0.02%
Ratios to Average Net Assets:
Net expenses	0.18%[4]	0.21%	0.29%	0.42%	0.52%	0.67%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.02%
Expense waiver/reimbursement[5]	1.16%[4]	1.14%	1.08%	0.97%	0.82%	0.67%
Supplemental Data:
Net assets, end of period (000 omitted)	$666,843	$602,780	$591,968	$495,839	$442,970	$890,639
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$655,197,039
Cash		49,227
Receivable for investments sold		11,226,411
Income receivable		470,738
TOTAL ASSETS		666,943,415
Liabilities:
Payable to adviser (Note 4)	$29,181
Payable for portfolio accounting fees	28,886
Payable for transfer agent fee	27,725
Payable for auditing fees	10,385
Accrued expenses (Note 4)	4,282
TOTAL LIABILITIES		100,459
Net assets for 666,724,938 shares outstanding		$666,842,956
Net Assets Consists of:
Paid-in capital		$666,721,994
Accumulated net realized gain on investments		120,962
TOTAL NET ASSETS		$666,842,956
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$666,842,956 ÷ 666,724,938 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$566,598
Expenses:
Investment adviser fee (Note 4)		$969,422
Administrative fee (Note 4)		252,905
Custodian fees		13,124
Transfer agent fees		324,983
Directors'/Trustees' fees (Note 4)		2,615
Auditing fees		10,385
Legal fees		6,546
Distribution services fee (Note 4)		1,777,273
Other service fees (Note 2)		807,852
Portfolio accounting fees		56,042
Share registration costs		60,784
Printing and postage		17,221
Miscellaneous (Note 4)		3,748
TOTAL EXPENSES		4,302,900
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(918,381)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(2,817,921)
TOTAL WAIVERS AND REIMBURSEMENT		(3,736,302)
Net expenses			566,598
Net investment income			—
Net realized gain on investments			134,614
Change in net assets resulting from operations			$134,614
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	134,614	51,577
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	134,614	51,577
Distributions to Shareholders:
Distributions from net realized gain on investments	(28,803)	(88,505)
Share Transactions:
Proceeds from sale of shares	335,883,541	698,834,469
Net asset value of shares issued to shareholders in payment of distributions declared	28,803	88,505
Cost of shares redeemed	(271,954,842)	(688,074,815)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	63,957,502	10,848,159
Change in net assets	64,063,313	10,811,231
Net Assets:
Beginning of period	602,779,643	591,968,412
End of period	$666,842,956	$602,779,643
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income exempt from federal regular income tax consistent with stability of principal. The interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local income taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
15

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
For the six months ended January 31, 2015, unaffiliated third parties waived $62,287 of transfer agent fees.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the six months ended January 31, 2015, unaffiliated third-party financial intermediaries waived $807,852 of other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Semi-Annual Shareholder Report
16

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2015	Year Ended 7/31/2014
Shares sold	335,883,541	698,834,469
Shares issued to shareholders in payment of distributions declared	28,803	88,505
Shares redeemed	(271,954,842)	(688,074,815)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	63,957,502	10,848,159
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $918,381 of its fee, and voluntarily reimbursed $170,509 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report
17

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, FSC waived its entire fee of $1,777,273. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $334,970,000 and $342,075,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report
18

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
7. Regulatory Matters
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.91
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.30	$0.92
1	Expenses are equal to the Fund's annualized net expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.14 and $5.19, respectively.
Semi-Annual Shareholder Report
21

Evaluation and Approval of Advisory Contract–May 2014
Federated Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
22

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
23

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
24

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
Semi-Annual Shareholder Report
25

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
26

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
28

Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919106
Q450814 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Institutional	GOIXX
Service	GOSXX
Capital	GOCXX
Trust	GORXX
Premier	GOFXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	59.0%
Repurchase Agreements	41.8%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	46.0%
8-30 Days	19.7%
31-90 Days	20.2%
91-180 Days	7.2%
181 Days or more	7.7%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—59.0%
$40,000,000	[1]	Federal Farm Credit System Discount Notes, 0.120%, 2/6/2015	$39,999,333
1,644,436,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.128% - 0.263%, 2/1/2015 - 2/28/2015	1,644,582,387
4,016,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.075% - 0.170%, 2/9/2015 - 9/15/2015	4,015,282,004
1,985,750,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.124% - 0.171%, 2/2/2015 - 4/27/2015	1,985,676,124
3,893,290,000		Federal Home Loan Bank System, 0.060% - 0.375%, 2/13/2015 - 2/22/2016	3,893,174,376
2,332,500,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 0.070% - 0.140%, 2/18/2015 - 5/21/2015	2,332,010,167
825,500,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.148% - 0.171%, 2/12/2015 - 2/16/2015	825,325,208
2,053,500,000	[1]	Federal National Mortgage Association Discount Notes, 0.050% - 0.185%, 2/26/2015 - 9/14/2015	2,052,637,230
84,000,000	[1]	Federal National Mortgage Association Discount Notes, 0.073% - 0.500%, 2/15/2015 - 10/22/2015	84,106,247
444,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 0.138% - 0.141%, 2/5/2015 - 2/27/2015	443,991,976
605,958,275	[2]	Housing and Urban Development Floating Rate Notes, 0.455%, 3/1/2015	605,958,275
		TOTAL GOVERNMENT AGENCIES	17,922,743,327
		REPURCHASE AGREEMENTS—41.8%
350,000,000		Repurchase agreement 0.08%, dated 1/30/2015 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $350,002,333 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 11/1/2044 and the market value of those underlying securities was $359,026,570.	350,000,000
100,000,000		Repurchase agreement 0.07%, dated 1/30/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $100,000,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/1/2043 and the market value of those underlying securities was $102,000,677.	100,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$400,000,000		Interest in $1,400,000,000 joint repurchase agreement 0.06%, dated 1/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,400,007,000 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $1,428,007,197.	$400,000,000
100,000,000		Repurchase agreement 0.08%, dated 1/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $100,000,667 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2064 and the market value of those underlying securities was $102,234,030.	100,000,000
250,000,000	[3]	Interest in $375,000,000 joint repurchase agreement 0.11%, dated 11/19/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $375,103,125 on 2/17/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2045 and the market value of those underlying securities was $383,834,009	250,000,000
125,000,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.11%, dated 11/21/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $250,068,750 on 2/19/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/15/2050 and the market value of those underlying securities was $256,328,797.	125,000,000
423,500,000	[3]	Interest in $600,000,000 joint repurchase agreement 0.12%, dated 12/4/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $600,120,000 on 2/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2045 and the market value of those underlying securities was $613,222,842.	423,500,000
492,988,000		Interest in $1,065,000,000 joint repurchase agreement 0.06%, dated 1/30/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,065,005,325 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2044 and the market value of those underlying securities was $1,095,374,066.	492,988,000
350,000,000		Repurchase agreement 0.07%, dated 1/30/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $350,002,042 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2045 and the market value of those underlying securities was $357,002,083.	350,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$174,500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 11/7/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,081,944 on 3/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2045 and the market value of those underlying securities was $255,597,859.	$174,500,000
250,000,000		Repurchase agreement 0.06%, dated 1/30/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $250,001,250 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 11/26/2019 and the market value of those underlying securities was $255,001,408.	250,000,000
107,836,000	[3]	Interest in $200,000,000 joint repurchase agreement 0.07%, dated 1/21/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $200,011,278 on 2/19/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2054 and the market value of those underlying securities was $205,359,579.	107,836,000
461,151,000		Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,014,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,014,915.	461,151,000
500,000,000		Repurchase agreement 0.07%, dated 1/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,002,917 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2045 and the market value of those underlying securities was $510,002,976.	500,000,000
243,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 1/30/2015 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,031,111 on 2/27/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $510,003,461.	243,000,000
1,600,000,000		Repurchase agreement 0.05%, dated 1/30/2015 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $1,600,006,667 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $1,600,006,745.	1,600,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$400,000,000	[3]	Interest in $700,000,000 joint repurchase agreement 0.06%, dated 1/9/2015 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $700,036,167 on 2/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $714,028,633.	$400,000,000
250,000,000		Repurchase agreement 0.06%, dated 1/30/2015 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $250,001,250 on 2/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2044 and the market value of those underlying securities was $257,502,160.	250,000,000
300,000,000		Repurchase agreement 0.07%, dated 1/30/2015 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $300,001,750 on 2/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $309,004,220.	300,000,000
460,060,000		Repurchase agreement 0.06%, dated 1/30/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $460,062,300 on 2/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/25/2044 and the market value of those underlying securities was $473,865,113.	460,060,000
400,000,000	[3]	Repurchase agreement 0.18%, dated 1/6/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,362,000 on 7/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $412,050,155.	400,000,000
150,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.18%, dated 1/6/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,362,000 on 7/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $412,053,978.	150,000,000
400,000,000		Repurchase agreement 0.09%, dated 1/30/2015 under which JPMorgan Securities LLC will repurchase securities provided as collateral for $400,003,000 on 2/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 1/15/2054 and the market value of those underlying securities was $409,420,293.	400,000,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 1/30/2015 under which Merrill Lynch, Pierce, Fenner, and Smith will repurchase securities provided as collateral for $1,000,005,000 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2053 and the market value of those underlying securities was $1,025,716,966.	$500,000,000
600,000,000		Interest in $900,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $900,005,250 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2044 and the market value of those underlying securities was $926,712,709.	600,000,000
268,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.08%, dated 1/12/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,026,667 on 2/11/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2045 and the market value of those underlying securities was $411,511,932.	268,000,000
268,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.08%, dated 1/9/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,027,556 on 2/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2044 and the market value of those underlying securities was $411,651,471.	268,000,000
850,000,000		Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,500,020,417 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/16/2048 and the market value of those underlying securities was $3,570,481,052.	850,000,000
36,790,000	[3]	Interest in $300,000,000 joint repurchase agreement 0.09%, dated 1/14/2015 under which RBC Capital Market, LLC will repurchase securities provided as collateral for $300,021,750 on 2/12/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/25/2053 and the market value of those underlying securities was $307,397,776.	36,790,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$241,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.10%, dated 1/12/2015 under which RBC Capital Market, LLC will repurchase securities provided as collateral for $360,088,000 on 4/10/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2045 and the market value of those underlying securities was $367,578,392.	$241,000,000
200,000,000		Repurchase agreement 0.08%, dated 1/27/2015 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $200,003,111 on 2/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/1/2044 and the market value of those underlying securities was $204,233,117.	200,000,000
1,250,000,000		Repurchase agreement 0.07%, dated 1/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $1,250,007,292 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/1/2056 and the market value of those underlying securities was $1,275,007,995.	1,250,000,000
188,000,000		Repurchase agreement 0.07%, dated 1/30/2015 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $188,001,097 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2024 and the market value of those underlying securities was $191,761,164.	188,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	12,689,825,000
		TOTAL INVESTMENTS—100.8% (AT AMORTIZED COST)[4]	30,612,568,327
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[5]	(240,321,415)
		TOTAL NET ASSETS—100%	$30,372,246,912
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.03%	0.07%
Ratios to Average Net Assets:
Net expenses	0.10%[3]	0.09%	0.17%	0.16%	0.18%	0.21%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.03%	0.06%
Expense waiver/reimbursement[4]	0.19%[3]	0.19%	0.11%	0.12%	0.10%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,780,063	$20,822,025	$20,861,776	$22,433,579	$22,402,775	$24,719,818
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.10%[3]	0.09%	0.17%	0.16%	0.20%	0.26%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.44%[3]	0.44%	0.36%	0.37%	0.33%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,912,017	$7,659,830	$6,928,513	$6,370,823	$5,628,043	$5,870,000
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.10%[3]	0.09%	0.17%	0.16%	0.20%	0.26%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.29%[3]	0.29%	0.21%	0.22%	0.18%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$837,298	$951,188	$1,320,027	$1,148,641	$1,259,845	$1,655,591
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.10%[3]	0.09%	0.17%	0.16%	0.19%	0.26%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.69%[3]	0.69%	0.61%	0.62%	0.59%	0.53%
Supplemental Data:
Net assets, end of period (000 omitted)	$842,869	$738,550	$643,644	$591,070	$846,039	$621,400
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout the Period)
Period Ended January 31	2015[1]
Net Asset Value, Beginning of Period	$1.00
Income From Investment Operations:
Net investment income	0.000[2]
Net realized gain on investments	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]
Net Asset Value, End of Period	$1.00
Total Return[3,4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.20%[5]
Net investment income (loss)	(0.88)%[5]
Expense waiver/reimbursement[6]	0.29%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to January 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratio shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investment in repurchase agreements	$12,689,825,000
Investment in securities	17,922,743,327
Total investment in securities, at amortized cost and fair value		$30,612,568,327
Cash		553,039
Income receivable		4,190,393
Receivable for investments sold		100,000,000
Receivable for shares sold		721,210
TOTAL ASSETS		30,718,032,969
Liabilities:
Payable for investments purchased	341,937,827
Payable for shares redeemed	3,410,135
Income distribution payable	168,058
Payable to adviser (Note 4)	60,098
Payable for other service fees (Note 2)	376
Accrued expenses (Note 4)	209,563
TOTAL LIABILITIES		345,786,057
Net assets for 30,372,199,379 shares outstanding		$30,372,246,912
Net Assets Consist of:
Paid-in capital		$30,372,210,574
Accumulated net realized gain on investments		10,470
Undistributed net investment income		25,868
TOTAL NET ASSETS		$30,372,246,912
Semi-Annual Shareholder Report
14

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$19,780,062,924 ÷ 19,780,027,898 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$8,912,016,944 ÷ 8,912,006,406 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$837,297,567 ÷ 837,296,574 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$842,869,377 ÷ 842,868,401 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$16,027,743
Expenses:
Investment adviser fee (Note 4)		$30,176,797
Administrative fee (Note 4)		11,808,990
Custodian fees		478,370
Transfer agent fee		144,265
Directors'/Trustees' fees (Note 4)		103,845
Auditing fees		11,091
Legal fees		6,062
Portfolio accounting fees		104,775
Distribution services fee (Note 4)		997,412
Other service fees (Notes 2 and 4)		11,993,389
Share registration costs		66,572
Printing and postage		43,555
Miscellaneous (Note 4)		98,725
TOTAL EXPENSES		56,033,848
Waivers:
Waiver of investment adviser fee (Note 4)	$(28,545,714)
Waivers of other operating expenses (Notes 2 and 4)	(12,990,801)
TOTAL WAIVERS		(41,536,515)
Net expenses			14,497,333
Net investment income			1,530,410
Net realized gain on investments			21,086
Change in net assets resulting from operations			$1,551,496
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,530,410	$3,257,222
Net realized gain on investments	21,086	921
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,551,496	3,258,143
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(994,336)	(2,091,654)
Service Shares	(421,278)	(883,541)
Capital Shares	(49,979)	(107,430)
Trust Shares	(40,065)	(69,834)
Distributions from net realized gain on investments
Institutional Shares	(7,430)	(7,874)
Service Shares	(2,693)	(2,686)
Capital Shares	(394)	(461)
Trust Shares	(285)	(251)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,516,460)	(3,163,731)
Share Transactions:
Proceeds from sale of shares	70,115,221,530	147,318,660,917
Net asset value of shares issued to shareholders in payment of distributions declared	546,861	1,180,473
Cost of shares redeemed	(69,915,149,863)	(146,902,302,305)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	200,618,528	417,539,085
Change in net assets	200,653,564	417,633,497
Net Assets:
Beginning of period	30,171,593,348	29,753,959,851
End of period (including undistributed net investment income of $25,868 and $1,116, respectively)	$30,372,246,912	$30,171,593,348
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Institutional Shares, Service Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
Effective January 6, 2015, the Fund began offering Premier Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
18

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares, Trust Shares and Premier Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
19

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$10,500,559	$(10,500,559)
Capital Shares	495,418	(495,418)
Trust Shares	997,412	(997,412)
TOTAL	$11,993,389	$(11,993,389)
For the six months ended January 31, 2015, the Fund's Institutional Shares and Premier Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report
20

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	57,389,974,684	$57,389,974,684	114,767,099,002	$114,767,099,002
Shares issued to shareholders in payment of distributions declared	322,008	322,008	781,832	781,832
Shares redeemed	(58,432,282,123)	(58,432,282,123)	(114,807,696,971)	(114,807,696,971)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,041,985,432)	$(1,041,985,432)	(39,816,137)	$(39,816,137)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	10,391,626,724	$10,391,626,724	27,267,241,941	$27,267,241,941
Shares issued to shareholders in payment of distributions declared	183,707	183,707	318,637	318,637
Shares redeemed	(9,139,633,491)	(9,139,633,491)	(26,536,266,086)	(26,536,266,086)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,252,176,940	$1,252,176,940	731,294,492	$731,294,492

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,245,469,568	$1,245,469,568	2,739,935,261	$2,739,935,261
Shares issued to shareholders in payment of distributions declared	35,902	35,902	72,043	72,043
Shares redeemed	(1,359,397,235)	(1,359,397,235)	(3,108,850,391)	(3,108,850,391)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(113,891,765)	$(113,891,765)	(368,843,087)	$(368,843,087)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,088,150,454	$1,088,150,454	2,544,384,713	$2,544,384,713
Shares issued to shareholders in payment of distributions declared	5,244	5,244	7,961	7,961
Shares redeemed	(983,837,014)	(983,837,014)	(2,449,488,857)	(2,449,488,857)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	104,318,685	$104,318,685	94,903,817	$94,903,817
Semi-Annual Shareholder Report
21

	Period Ended 1/31/2015[1]		Year Ended 7/31/2014
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	100	$100	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	200,618,528	$200,618,528	417,539,085	$417,539,085
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to January 31, 2015.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $28,545,714 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares
Semi-Annual Shareholder Report
22

may incur distribution expenses at 0.25% of average daily net assets, annually to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$997,412	$(997,412)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. Similarly, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (c) February 1, 2016; or (d) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
23

5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
24

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.50[2]
Service Shares	$1,000	$1,000.10	$0.50[3]
Capital Shares	$1,000	$1,000.10	$0.50[4]
Trust Shares	$1,000	$1,000.10	$0.50[5]
Premier Shares	$1,000	$1,000.00	$0.14[6]
Semi-Annual Shareholder Report
25

	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.70	$0.51[2]
Service Shares	$1,000	$1,024.70	$0.51[3]
Capital Shares	$1,000	$1,024.70	$0.51[4]
Trust Shares	$1,000	$1,024.70	$0.51[5]
Premier Shares	$1,000	$1,003.42	$0.14[6]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.10%
Service Shares	0.10%
Capital Shares	0.10%
Trust Shares	0.10%
Premier Shares	0.20%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02 respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29 respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53 respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
6	“Actual” expense information for the Fund's Premier Shares is for the period from January 6, 2015 (date of initial investment) to January 31, 2015. Actual expenses are equal to the Fund's annualized net expense ratio of 0.20%, multiplied by 26/365 (to reflect the date of initial investment to January 31, 2015). “Hypothetical” expense information for Premier Shares is presented on the basis of the full one-half-year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 184/365 (to reflect the full half-year period).
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2014
Federated Government Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
27

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
28

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
29

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
30

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
31

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
34

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
Q450196 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Institutional	GOTXX
Service	GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	78.4%
U.S. Treasury Securities	22.9%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	4.0%
8-30 Days	51.7%
31-90 Days	26.7%
91-180 Days	12.4%
181 Days or more	6.5%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—78.4%
$723,000,000	[1]	Federal Farm Credit System Discount Notes, 0.050% - 0.200%, 2/19/2015 - 7/29/2015	$722,675,591
797,280,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.117% - 0.281%, 2/2/2015 - 2/27/2015	797,299,785
15,500,000		Federal Farm Credit System, 0.270% - 0.500%, 2/24/2015 - 5/1/2015	15,502,630
1,832,040,000	[1]	Federal Home Loan Bank System Discount Notes, 0.045% - 0.165%, 2/11/2015 - 5/1/2015	1,831,795,519
652,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.118% - 0.743%, 2/8/2015 - 3/18/2015	652,003,287
119,000,000		Federal Home Loan Bank System, 0.130% - 0.700%, 5/4/2015 - 10/28/2015	119,008,320
13,310,000		Tennessee Valley Authority, 4.375%, 6/15/2015	13,515,984
		TOTAL GOVERNMENT AGENCIES	4,151,801,116
		U.S. TREASURY—22.9%
100,000,000		United States Treasury Bills, 0.070%, 7/30/2015	99,965,194
150,000,000		United States Treasury Bonds, 11.250%, 2/15/2015	150,637,935
134,000,000	[2]	United States Treasury Floating Rate Notes, 0.065%, 2/3/2015	133,985,962
285,000,000		United States Treasury Notes, 0.250% - 2.375%, 2/28/2015	285,258,303
143,000,000		United States Treasury Notes, 0.250%, 2/15/2015	143,010,222
50,000,000		United States Treasury Notes, 0.250%, 5/31/2015	50,029,196
200,000,000		United States Treasury Notes, 0.375%, 3/15/2015	200,076,436
100,000,000		United States Treasury Notes, 1.250%, 9/30/2015	100,742,188
48,500,000		United States Treasury Notes, 1.750%, 7/31/2015	48,898,465
		TOTAL U.S. TREASURY	1,212,603,901
		TOTAL INVESTMENTS—101.3% (AT AMORTIZED COST)[3]	5,364,405,017
		OTHER ASSETS AND LIABILITIES—(1.3)%[4]	(70,660,333)
		NET ASSETS—100%	$5,293,744,684
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Semi-Annual Shareholder Report
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.05%
Ratios to Average Net Assets:
Net expenses	0.08%[3]	0.08%[4]	0.13%[4]	0.10%[4]	0.17%[4]	0.20%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.06%
Expense waiver/reimbursement[5]	0.21%[3]	0.21%	0.16%	0.19%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,496,563	$2,849,186	$3,132,447	$4,442,693	$4,621,767	$5,440,448
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.08%, 0.13%, 0.10% and 0.17% for the years ended July 31, 2014, 2013, 2012 and 2011, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.08%[3]	0.08%[4]	0.12%[4]	0.10%[4]	0.17%[4]	0.25%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[5]	0.46%[3]	0.46%	0.41%	0.43%	0.36%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,797,182	$2,577,908	$2,460,585	$2,328,706	$2,227,361	$1,859,596
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.08%, 0.12%, 0.10% and 0.17% for the years ended July 31, 2014, 2013, 2012 and 2011, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$5,364,405,017
Cash		23,801,037
Receivable for investments sold		30,000,000
Income receivable		10,919,003
Receivable for shares sold		60,229
TOTAL ASSETS		5,429,185,286
Liabilities:
Payable for investments purchased	$135,168,142
Payable for shares redeemed	132,312
Income distribution payable	32,573
Payable to adviser (Note 4)	2,398
Accrued expenses (Note 4)	105,177
TOTAL LIABILITIES		135,440,602
Net assets for 5,293,729,171 shares outstanding		$5,293,744,684
Net Assets Consists of:
Paid-in capital		$5,293,738,551
Accumulated net realized gain on investments		6,133
TOTAL NET ASSETS		$5,293,744,684
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$2,496,563,052 ÷ 2,496,550,264 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,797,181,632 ÷ 2,797,178,907 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$2,330,969
Expenses:
Investment adviser fee (Note 4)		$5,180,725
Administrative fee (Note 4)		2,027,360
Custodian fees		85,790
Transfer agent fees		27,678
Directors'/Trustees' fees (Note 4)		16,204
Auditing fees		10,586
Legal fees		5,399
Other service fees (Note 2)		3,096,336
Portfolio accounting fees		88,337
Share registration costs		26,546
Printing and postage		14,252
Miscellaneous (Note 4)		29,272
TOTAL EXPENSES		10,608,485
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(5,133,395)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(3,402,195)
TOTAL WAIVERS AND REIMBURSEMENT		(8,535,590)
Net expenses			2,072,895
Net investment income			258,074
Net realized gain on investments			17,848
Change in net assets resulting from operations			$275,922
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year End 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$258,074	$535,699
Net realized gain on investments	17,848	38,520
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	275,922	574,219
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(134,124)	(297,982)
Service Shares	(123,950)	(237,653)
Distributions from net realized gain on investments
Institutional Shares	(23,726)	(51,817)
Service Shares	(20,229)	(39,621)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(302,029)	(627,073)
Share Transactions:
Proceeds from sale of shares	8,834,776,619	18,616,432,988
Net asset value of shares issued to shareholders in payment of distributions declared	87,777	204,564
Cost of shares redeemed	(8,968,188,210)	(18,782,521,654)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(133,323,814)	(165,884,102)
Change in net assets	(133,349,921)	(165,936,956)
Net Assets:
Beginning of period	5,427,094,605	5,593,031,561
End of period	$5,293,744,684	$5,427,094,605
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
9

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$3,096,336	$(3,096,336)
For the six months ended January 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
10

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,170,668,960	$5,170,668,960	11,664,666,536	$11,664,666,536
Shares issued to shareholders in payment of distributions declared	64,057	64,057	159,902	159,902
Shares redeemed	(5,523,342,907)	(5,523,342,907)	(11,948,055,875)	(11,948,055,875)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(352,609,890)	$(352,609,890)	(283,229,437)	$(283,229,437)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,664,107,659	$3,664,107,659	6,951,766,452	$6,951,766,452
Shares issued to shareholders in payment of distributions declared	23,720	23,720	44,662	44,662
Shares redeemed	(3,444,845,303)	(3,444,845,303)	(6,834,465,779)	(6,834,465,779)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	219,286,076	$219,286,076	117,345,335	$117,345,335
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(133.323,814)	$(133,323,814)	(165,884,102)	$(165,884,102)
Semi-Annual Shareholder Report
11

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $5,133,395 of its fee and voluntarily reimbursed $305,859 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $131,503,458 and $96,998,261, respectively.
Semi-Annual Shareholder Report
12

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's, operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
13

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
14

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.40[2]
Service Shares	$1,000	$1,000.10	$0.40[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.80	$0.41[2]
Service Shares	$1,000	$1,024.80	$0.41[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.08%
Service Shares	0.08%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
Semi-Annual Shareholder Report
15

Evaluation and Approval of Advisory Contract–May 2014
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
16

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
17

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
18

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
19

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
20

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
21

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
22

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
23

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
CUSIP 60934N849
38172 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Institutional	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	78.4%
U.S. Treasury Securities	22.9%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	4.0%
8-30 Days	51.7%
31-90 Days	26.7%
91-180 Days	12.4%
181 Days or more	6.5%
Other Assets and Liabilities—Net[2]	(1.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—78.4%
$723,000,000	[1]	Federal Farm Credit System Discount Notes, 0.050% - 0.200%, 2/19/2015 - 7/29/2015	$722,675,591
797,280,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.117% - 0.281%, 2/2/2015 - 2/27/2015	797,299,785
15,500,000		Federal Farm Credit System, 0.270% - 0.500%, 2/24/2015 - 5/1/2015	15,502,630
1,832,040,000	[1]	Federal Home Loan Bank System Discount Notes, 0.045% - 0.165%, 2/11/2015 - 5/1/2015	1,831,795,519
652,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.118% - 0.743%, 2/8/2015 - 3/18/2015	652,003,287
119,000,000		Federal Home Loan Bank System, 0.130% - 0.700%, 5/4/2015 - 10/28/2015	119,008,320
13,310,000		Tennessee Valley Authority, 4.375%, 6/15/2015	13,515,984
		TOTAL GOVERNMENT AGENCIES	4,151,801,116
		U.S. TREASURY—22.9%
100,000,000		United States Treasury Bills, 0.070%, 7/30/2015	99,965,194
150,000,000		United States Treasury Bonds, 11.250%, 2/15/2015	150,637,935
134,000,000	[2]	United States Treasury Floating Rate Notes, 0.065%, 2/3/2015	133,985,962
285,000,000		United States Treasury Notes, 0.250% - 2.375%, 2/28/2015	285,258,303
143,000,000		United States Treasury Notes, 0.250%, 2/15/2015	143,010,222
50,000,000		United States Treasury Notes, 0.250%, 5/31/2015	50,029,196
200,000,000		United States Treasury Notes, 0.375%, 3/15/2015	200,076,436
100,000,000		United States Treasury Notes, 1.250%, 9/30/2015	100,742,188
48,500,000		United States Treasury Notes, 1.750%, 7/31/2015	48,898,465
		TOTAL U.S. TREASURY	1,212,603,901
		TOTAL INVESTMENTS—101.3% (AT AMORTIZED COST)[3]	5,364,405,017
		OTHER ASSETS AND LIABILITIES—(1.3)%[4]	(70,660,333)
		NET ASSETS—100%	$5,293,744,684
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and maturity or tender date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Semi-Annual Shareholder Report
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.05%
Ratios to Average Net Assets:
Net expenses	0.08%[3]	0.08%[4]	0.13%[4]	0.10%[4]	0.17%[4]	0.20%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.06%
Expense waiver/reimbursement[5]	0.21%[3]	0.21%	0.16%	0.19%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,496,563	$2,849,186	$3,132,447	$4,442,693	$4,621,767	$5,440,448
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.08%, 0.13%, 0.10% and 0.17% for the years ended July 31, 2014, 2013, 2012 and 2011, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$5,364,405,017
Cash		23,801,037
Receivable for investments sold		30,000,000
Income receivable		10,919,003
Receivable for shares sold		60,229
TOTAL ASSETS		5,429,185,286
Liabilities:
Payable for investments purchased	$135,168,142
Payable for shares redeemed	132,312
Income distribution payable	32,573
Payable to adviser (Note 4)	2,398
Accrued expenses (Note 4)	105,177
TOTAL LIABILITIES		135,440,602
Net assets for 5,293,729,171 shares outstanding		$5,293,744,684
Net Assets Consists of:
Paid-in capital		$5,293,738,551
Accumulated net realized gain on investments		6,133
TOTAL NET ASSETS		$5,293,744,684
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
$2,496,563,052 ÷ 2,496,550,264 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,797,181,632 ÷ 2,797,178,907 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$2,330,969
Expenses:
Investment adviser fee (Note 4)		$5,180,725
Administrative fee (Note 4)		2,027,360
Custodian fees		85,790
Transfer agent fees		27,678
Directors'/Trustees' fees (Note 4)		16,204
Auditing fees		10,586
Legal fees		5,399
Other service fees (Note 2)		3,096,336
Portfolio accounting fees		88,337
Share registration costs		26,546
Printing and postage		14,252
Miscellaneous (Note 4)		29,272
TOTAL EXPENSES		10,608,485
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(5,133,395)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(3,402,195)
TOTAL WAIVERS AND REIMBURSEMENT		(8,535,590)
Net expenses			2,072,895
Net investment income			258,074
Net realized gain on investments			17,848
Change in net assets resulting from operations			$275,922
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year End 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$258,074	$535,699
Net realized gain on investments	17,848	38,520
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	275,922	574,219
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(134,124)	(297,982)
Service Shares	(123,950)	(237,653)
Distributions from net realized gain on investments
Institutional Shares	(23,726)	(51,817)
Service Shares	(20,229)	(39,621)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(302,029)	(627,073)
Share Transactions:
Proceeds from sale of shares	8,834,776,619	18,616,432,988
Net asset value of shares issued to shareholders in payment of distributions declared	87,777	204,564
Cost of shares redeemed	(8,968,188,210)	(18,782,521,654)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(133,323,814)	(165,884,102)
Change in net assets	(133,349,921)	(165,936,956)
Net Assets:
Beginning of period	5,427,094,605	5,593,031,561
End of period	$5,293,744,684	$5,427,094,605
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
8

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$3,096,336	$(3,096,336)
For the six months ended January 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts on fixed-income securities are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
9

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,170,668,960	$5,170,668,960	11,664,666,536	$11,664,666,536
Shares issued to shareholders in payment of distributions declared	64,057	64,057	159,902	159,902
Shares redeemed	(5,523,342,907)	(5,523,342,907)	(11,948,055,875)	(11,948,055,875)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(352,609,890)	$(352,609,890)	(283,229,437)	$(283,229,437)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	3,664,107,659	$3,664,107,659	6,951,766,452	$6,951,766,452
Shares issued to shareholders in payment of distributions declared	23,720	23,720	44,662	44,662
Shares redeemed	(3,444,845,303)	(3,444,845,303)	(6,834,465,779)	(6,834,465,779)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	219,286,076	$219,286,076	117,345,335	$117,345,335
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(133.323,814)	$(133,323,814)	(165,884,102)	$(165,884,102)
Semi-Annual Shareholder Report
10

4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $5,133,395 of its fee and voluntarily reimbursed $305,859 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $131,503,458 and $96,998,261, respectively.
Semi-Annual Shareholder Report
11

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on all redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's, operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
12

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2013 to January 31, 2014.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
13

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2013	Ending Account Value 1/31/2014	Expenses Paid During Period[1]
Actual	$1,000	$1,000.00	$0.40[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.40	$0.40[2]
1	Expenses are equal to the Fund's annualized net expense ratio of 0.08% multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
Semi-Annual Shareholder Report
14

Evaluation and Approval of Advisory Contract–May 2014
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
15

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
16

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
17

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
18

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
19

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
20

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
21

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
22

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
34481 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
A	LUGXX
B	LIBXX
C	LUCXX
F	LUFXX

Federated Liberty U.S. Government Money Market Trust
Fund Established 1980

A Portfolio of Money Market Obligations Trust

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from August 1, 2014 through January 31, 2015. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	59.4%
Repurchase Agreements	41.2%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.7%
8-30 Days	19.0%
31-90 Days	23.0%
91-180 Days	6.1%
181 Days or more	8.8%
Other Assets and Liabilities—Net[2]	(0.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		GOVERNMENT AGENCIES—59.4%
$7,589,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.128% - 0.263%, 2/1/2015 - 2/28/2015	$7,590,591
500,000		Federal Farm Credit System, 0.210%, 4/21/2015	500,009
14,300,000	[2]	Federal Home Loan Bank System Discount Notes, 0.094% - 0.140%, 2/13/2015 - 7/24/2015	14,297,669
7,400,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.124% - 0.171%, 2/2/2015 - 4/27/2015	7,399,680
18,650,000		Federal Home Loan Bank System, 0.070% - 2.000%, 2/13/2015 - 2/22/2016	18,653,858
11,250,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.070% - 0.220%, 3/4/2015 - 5/28/2015	11,247,521
3,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.148% - 0.171%, 2/12/2015 - 2/16/2015	3,499,300
5,750,000	[2]	Federal National Mortgage Association Discount Notes, 0.050% - 0.180%, 3/2/2015 - 9/1/2015	5,748,004
2,473,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.138% - 0.205%, 2/5/2015 - 4/1/2015	2,472,959
		TOTAL GOVERNMENT AGENCIES	71,409,591
		REPURCHASE AGREEMENTS—41.2%
1,000,000	[3]	Interest in $375,000,000 joint repurchase agreement 0.11%, dated 11/19/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $375,103,125 on 2/17/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2045 and the market value of those underlying securities was $383,834,009.	1,000,000
1,500,000	[3]	Interest in $600,000,000 joint repurchase agreement 0.12%, dated 12/4/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $600,120,000 on 2/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/25/2045 and the market value of those underlying securities was $613,222,842.	1,500,000
500,000	[3]	Interest in $250,000,000 joint repurchase agreement 0.10%, dated 11/7/2014 under which Bank of Nova Scotia will repurchase securities provided as collateral for $250,081,944 on 3/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2045 and the market value of those underlying securities was $255,597,859.	500,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$18,543,000		Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,014,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,014,915.	$18,543,000
2,000,000	[3]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 1/30/2015 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,031,111 on 2/27/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and U.S. Treasury securities with various maturities to 1/15/2021 and the market value of those underlying securities was $510,003,461.	2,000,000
2,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.18%, dated 1/6/2015 under which ING Financial Markets LLC will repurchase securities provided as collateral for $400,362,000 on 7/6/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase, tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $412,053,978.	2,000,000
1,000,000	[3]	Interest in $400,000,000 joint repurchase agreement 0.08%, dated 1/9/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $400,027,556 on 2/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2044 and the market value of those underlying securities was $411,651,471.	1,000,000
2,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 0.10%, dated 1/16/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $300,023,333 on 2/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 9/25/2044 and the market value of those underlying securities was $308,304,162.	2,000,000
10,000,000		Interest in $500,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,002,917 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $510,003,014.	10,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$10,000,000		Interest in $100,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Pershing LLC will repurchase securities provided as collateral for $100,000,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $102,000,762.	$10,000,000
1,000,000	[3]	Interest in $360,000,000 joint repurchase agreement 0.10%, dated 1/12/2015 under which RBC Capital Market, LLC will repurchase securities provided as collateral for $360,088,000 on 4/10/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2045 and the market value of those underlying securities was $367,578,392.	1,000,000
		TOTAL REPURCHASE AGREEMENTS	49,543,000
		TOTAL INVESTMENTS—100.6% (AT AMORTIZED COST)[4]	120,952,591
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(754,430)
		TOTAL NET ASSETS—100%	$120,198,161
1	Floating rate notes with current rate(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.10%	0.18%	0.18%	0.21%	0.28%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	1.15%[4]	1.12%	1.07%	1.12%	1.11%	0.96%
Supplemental Data:
Net assets, end of period (000 omitted)	$103,808	$113,360	$124,032	$128,392	$159,854	$171,125
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.10%	0.18%	0.18%	0.21%	0.28%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	1.90%[4]	1.86%	1.82%	1.87%	1.85%	1.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,031	$5,020	$8,397	$10,689	$16,983	$25,240
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%
Ratios to Average Net Assets:
Net expenses	0.11%[4]	0.10%	0.18%	0.18%	0.21%	0.28%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	1.91%[4]	1.86%	1.83%	1.87%	1.86%	1.72%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,851	$6,949	$11,202	$7,644	$9,634	$8,567
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%
Ratios to Average Net Assets:
Net expenses	0.10%[4]	0.10%	0.17%	0.18%	0.21%	0.28%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	1.15%[4]	1.11%	1.11%	1.12%	1.12%	0.94%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,508	$1,573	$2,835	$1,212	$1,389	$1,184
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investment in repurchase agreements	$49,543,000
Investment in securities	71,409,591
Total investment in securities, at amortized cost and fair value		$120,952,591
Cash		1,065
Income receivable		21,161
Receivable for investments sold		500,000
Receivable for shares sold		193,318
TOTAL ASSETS		121,668,135
Liabilities:
Payable for investments purchased	1,249,802
Payable for shares redeemed	120,640
Payable to adviser (Note 4)	17,332
Payable for transfer agent fee	60,538
Payable for other service fees (Notes 2 and 4)	1,744
Accrued expenses (Note 4)	19,918
TOTAL LIABILITIES		1,469,974
Net assets for 120,253,104 shares outstanding		$120,198,161
Net Assets Consist of:
Paid-in capital		$120,198,178
Accumulated net realized loss on investments		(17)
TOTAL NET ASSETS		$120,198,161
Semi-Annual Shareholder Report
9

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($103,808,436 ÷ 103,863,295 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
Net asset value per share ($4,031,038 ÷ 4,031,121 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
Net asset value per share ($10,851,134 ÷ 10,851,135 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
Net asset value per share ($1,507,553 ÷ 1,507,553 shares outstanding), no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$64,437
Expenses:
Investment adviser fee (Note 4)		$312,034
Administrative fee (Note 4)		48,844
Custodian fees		7,003
Transfer agent fee		145,437
Directors'/Trustees' fees (Note 4)		564
Auditing fees		10,385
Legal fees		5,616
Portfolio accounting fees		42,093
Distribution services fee (Note 4)		46,861
Other service fees (Notes 2 and 4)		155,300
Share registration costs		39,100
Printing and postage		14,423
Miscellaneous (Note 4)		3,347
TOTAL EXPENSES		831,007
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(312,034)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(454,536)
TOTAL WAIVERS AND REIMBURSEMENTS		(766,570)
Net expenses			64,437
Net investment income			—
Net realized gain on investments			12
Change in net assets resulting from operations			$12
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	12	59
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	12	59
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(0)[1]	(0)[1]
Class B Shares	(0)[1]	(0)[1]
Class C Shares	(0)[1]	(0)[1]
Class F Shares	(0)[1]	(0)[1]
Distributions from net realized gain on investments
Class A Shares	(35)	(38)
Class B Shares	(2)	(3)
Class C Shares	(3)	(5)
Class F Shares	(1)	(1)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(41)	(47)
Share Transactions:
Proceeds from sale of shares	34,239,062	83,259,595
Net asset value of shares issued to shareholders in payment of distributions declared	40	44
Cost of shares redeemed	(40,942,815)	(102,823,192)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(6,703,713)	(19,563,553)
Change in net assets	(6,703,742)	(19,563,541)
Net Assets:
Beginning of period	126,901,903	146,465,444
End of period	$120,198,161	$126,901,903
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Liberty U.S. Government Money Market Trust (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
13

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares and Class F Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. For the six months ended January 31, 2015, unaffiliated third parties waived $10,200 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
14

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$137,578	$—	$(137,578)
Class B Shares	5,708	(5,708)	—
Class C Shares	9,912	—	(9,912)
Class F Shares	2,102		(2,102)
TOTAL	$155,300	$(5,708)	$(149,592)
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense,
Semi-Annual Shareholder Report
15

either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	23,381,038	$23,381,038	70,290,581	$70,290,581
Shares issued to shareholders in payment of distributions declared	34	34	35	35
Shares redeemed	(32,933,068)	(32,933,068)	(80,962,186)	(80,962,186)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(9,551,996)	$(9,551,996)	(10,671,570)	$(10,671,570)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	628,444	$628,444	2,473,446	$2,473,446
Shares issued to shareholders in payment of distributions declared	2	2	3	3
Shares redeemed	(1,617,479)	(1,617,479)	(5,849,894)	(5,849,894)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(989,033)	$(989,033)	(3,376,445)	$(3,376,445)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	9,692,602	$9,692,602	7,823,375	$7,823,375
Shares issued to shareholders in payment of distributions declared	3	3	5	5
Shares redeemed	(5,790,182)	(5,790,182)	(12,076,472)	(12,076,472)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	3,902,423	$3,902,423	(4,253,092)	$(4,253,092)
Semi-Annual Shareholder Report
16

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	536,978	$536,978	2,672,192	$2,672,192
Shares issued to shareholders in payment of distributions declared	1	1	1	1
Shares redeemed	(602,086)	(602,086)	(3,934,639)	(3,934,639)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(65,107)	$(65,107)	(1,262,446)	$(1,262,446)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(6,703,713)	$(6,703,713)	(19,563,553)	$(19,563,553)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.500% on the first $500 million in average daily net assets; 0.475% on the second $500 million in average daily net assets; 0.450% on the third $500 million in average daily net assets; 0.425% on the fourth $500 million in average daily net assets and 0.400% of average daily net assets in excess of $2 billion. Under the investment advisory contract, which is subject to annual review by the Fund's Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its Shares under Federal and state laws, expenses of withholding taxes and extraordinary expenses, exceed 1.00% of its average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived its entire fee of $312,034 and voluntarily reimbursed $242,175 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report
17

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class B Shares	$17,125	$(17,125)
Class C Shares	29,736	(29,736)
TOTAL	$46,861	$(46,861)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended January 31, 2015, FSSC received $3,379 and reimbursed $5,708 of the other service fees disclosed in Note 2.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended January 31, 2015, FSC retained $4,435 of CDSC relating to redemptions of Class B Shares, $1,673 relating to redemptions of Class C Shares and $394 relating to redemptions of Class F Shares.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.93%, 1.83%, 1.83% and 0.93% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the
Semi-Annual Shareholder Report
18

Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
19

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges on redemption of Class B Shares, Class C Shares and Class F Shares; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
20

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges on redemptions. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,000.00	$0.50[2]
Class B Shares	$1,000	$1,000.00	$0.50[3]
Class C Shares	$1,000	$1,000.00	$0.55[4]
Class F Shares	$1,000	$1,000.00	$0.50[5]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,024.70	$0.51[2]
Class B Shares	$1,000	$1,024.70	$0.51[3]
Class C Shares	$1,000	$1,024.65	$0.56[4]
Class F Shares	$1,000	$1,024.70	$0.51[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.10%
Class B Shares	0.10%
Class C Shares	0.11%
Class F Shares	0.10%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class A Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.69 and $4.74, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.23 and $9.30, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.83% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $9.23 and $9.30, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class F Shares current Fee Limit of 0.93% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.69 and $4.74, respectively.
Semi-Annual Shareholder Report
21

Evaluation and Approval of Advisory Contract–May 2014
Federated Liberty U.S. Government Money Market Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
22

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
23

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
24

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Semi-Annual Shareholder Report
25

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
26

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
28

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Federated Liberty U.S. Government Money Market Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N732
CUSIP 60934N724
CUSIP 608919817
CUSIP 608919791
8110106 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Institutional	MMPXX
Service	MMSXX
Capital	MMLXX
Eagle	MMMXX

Federated Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	34.7%
Bank Instruments	17.8%
Variable Rate Instruments	17.3%
Other Repurchase Agreements and Repurchase Agreements	30.7%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	35.7%[4]
8-30 Days	24.3%
31-90 Days	28.0%
91-180 Days	7.8%
181 Days or more	4.7%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, commercial paper, corporate bonds and corporate notes with interest rates that are fixed or reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 23.6% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.0%
		Finance - Automotive—1.0%
$2,368,709	[1,2]	ARI Fleet Lease Trust 2013-A, Class A2, 0.700%, 12/15/2015	$2,368,895
2,475,604		Ally Auto Receivables Trust 2014-2, Class A1, 0.200%, 10/15/2015	2,475,177
4,884,380		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	4,884,380
7,439,127		AmeriCredit Automobile Receivables Trust 2014-4, Class A1, 0.250%, 12/8/2015	7,439,127
1,623,217		Capital Auto Receivables Asset Trust 2013-3, Class A1A, 0.800%, 11/20/2015	1,623,936
4,561,539	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A1, 0.250%, 8/20/2015	4,561,539
6,625,629		Santander Drive Auto Receivables Trust 2014-4, Class A1, 0.250%, 9/15/2015	6,625,475
1,219,420	[1,2]	Wheels SPV 2, LLC 2014-1, Class A1, 0.240%, 5/20/2015	1,219,420
		TOTAL ASSET-BACKED SECURITIES	31,197,949
		BANK NOTE—1.1%
		Finance - Banking—1.1%
35,000,000		Bank of America N.A., 0.200% - 0.220%, 3/2/2015 - 4/10/2015	35,000,000
		CERTIFICATES OF DEPOSIT—17.8%
		Finance - Banking—17.8%
20,000,000		BMO Harris Bank, N.A., 0.250%, 2/23/2015	20,000,000
110,000,000		BNP Paribas SA, 0.230% - 0.240%, 3/4/2015 - 4/27/2015	110,000,000
65,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.250%, 2/3/2015 - 5/27/2015	65,000,000
30,000,000		Credit Agricole Corporate and Investment Bank, 0.210% - 0.230%, 2/2/2015 - 3/16/2015	30,000,000
20,000,000		Credit Suisse, Zurich, 0.230%, 2/27/2015	20,000,000
50,000,000		DNB Bank ASA, 0.190%, 3/2/2015	50,000,000
140,000,000		Mizuho Bank Ltd., 0.200% - 0.260%, 2/6/2015 - 4/15/2015	140,000,000
140,000,000		Sumitomo Mitsui Banking Corp., 0.220% - 0.260%, 2/11/2015 - 5/22/2015	140,000,000
		TOTAL CERTIFICATES OF DEPOSIT	575,000,000
		COMMERCIAL PAPER—25.9%[4]
		Finance - Banking—14.3%
20,000,000	[1,2]	Barclays US Funding Corp., 0.250%, 5/5/2015	19,987,083
5,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.351%, 8/20/2015	4,990,278
50,000,000		HSBC USA, Inc., 0.240%, 2/20/2015	49,993,666
100,000,000		ING (U.S.) Funding LLC, 0.210%, 3/6/2015	99,980,750
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[4]
		Finance - Banking—continued
$55,000,000	[1,2]	JPMorgan Securities LLC, 0.331% - 0.401%, 5/21/2015 - 10/9/2015	$54,877,235
60,000,000	[1,2]	LMA-Americas LLC, 0.220% - 0.250%, 2/12/2015 - 4/21/2015	59,976,222
75,000,000	[1,2]	Nationwide Building Society, 0.230% - 0.240%, 3/2/2015 - 3/13/2015	74,984,069
95,000,000	[1,2]	Societe Generale, Paris, 0.210% - 0.240%, 2/2/2015 - 3/18/2015	94,988,189
		TOTAL	459,777,492
		Finance - Commercial—6.7%
25,000,000	[1,2]	Alpine Securitization Corp., 0.230%, 2/20/2015	24,996,965
66,646,000	[1,2]	Atlantic Asset Securitization LLC, 0.230%, 4/1/2015 - 4/13/2015	66,618,961
25,000,000	[1,2]	CIESCO, LLC, 0.250%, 5/7/2015	24,983,507
100,000,000	[1,2]	Sheffield Receivables Company LLC, 0.220% - 0.230%, 2/17/2015 - 3/19/2015	99,980,416
		TOTAL	216,579,849
		Finance - Retail—3.1%
25,000,000	[1,2]	CAFCO, LLC, 0.240%, 4/13/2015	24,988,167
25,000,000	[1,2]	Chariot Funding LLC, 0.271%, 8/18/2015	24,962,875
50,000,000	[1,2]	Salisbury Receivables Company LLC, 0.220%, 2/20/2015	49,994,194
		TOTAL	99,945,236
		Sovereign—1.8%
60,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.170%, 2/13/2015	59,996,600
		TOTAL COMMERCIAL PAPER	836,299,177
		CORPORATE BONDS—4.9%
		Aerospace/Auto—0.0%
1,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.000%, 2/17/2015	1,000,336
		Finance - Banking—2.9%
10,000,000	[1,2]	Commonwealth Bank of Australia, 3.500%, 3/19/2015	10,041,084
32,520,000		HSBC USA, Inc., 2.375%, 2/13/2015	32,542,029
5,950,000		National Australia Bank Ltd., Melbourne, 2.000%, 3/9/2015	5,960,191
19,815,000	[1,2]	National Australia Bank Ltd., Melbourne, 3.750%, 3/2/2015	19,871,128
11,215,000	[1,2]	Nordea Bank AB, 2.250%, 3/20/2015	11,244,086
2,800,000		Royal Bank of Canada, Montreal, 2.625%, 12/15/2015	2,852,611
1,000,000		U.S. Bancorp, 3.150%, 3/4/2015	1,002,416
6,600,000		Wells Fargo & Co., 1.250%, 2/13/2015	6,601,990
3,500,000		Westpac Banking Corp. Ltd., Sydney, 4.200%, 2/27/2015	3,509,755
		TOTAL	93,625,290
		Finance - Commercial—1.7%
3,000,000		General Electric Capital Corp., 0.451%, 1/8/2016	3,004,001
10,000,000		General Electric Capital Corp., 1.625%, 7/2/2015	10,053,503
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued
		Finance - Commercial—continued
$37,147,000		General Electric Capital Corp., 2.250%, 11/9/2015	$37,671,614
2,550,000		General Electric Capital Corp., 2.375%, 6/30/2015	2,571,218
		TOTAL	53,300,336
		Insurance—0.3%
9,425,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	9,554,521
		TOTAL CORPORATE BONDS	157,480,483
		CORPORATE NOTES—1.8%
		Finance - Banking—1.1%
33,825,000		Wells Fargo Bank, N.A., 0.750%, 7/20/2015	33,895,503
		Insurance—0.7%
18,270,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	18,370,927
4,250,000	[1,2]	New York Life Global Funding, 0.750%, 7/24/2015	4,258,038
950,000	[1,2]	New York Life Global Funding, 3.000%, 5/4/2015	956,541
		TOTAL	23,585,506
		TOTAL CORPORATE NOTES	57,481,009
		NOTES - VARIABLE—17.3%[3]
		Aerospace/Auto—1.4%
15,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.375%, 5/5/2015	15,000,000
10,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.238%, 3/10/2015	10,000,000
19,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.253%, 4/29/2015	19,000,000
300,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.388%, 3/10/2015	300,047
300,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.401%, 4/8/2015	300,085
		TOTAL	44,600,132
		Finance - Banking—14.7%
50,000,000		BMO Harris Bank, N.A., 0.248%, 2/26/2015	50,000,000
40,000,000		Bank of Montreal, 0.235%, 3/3/2015	40,000,473
25,000,000		Bank of Montreal, 0.297%, 2/12/2015	25,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.275%, 4/28/2015	50,000,000
10,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.277%, 2/23/2015	10,000,000
15,800,000		Canadian Imperial Bank of Commerce, 0.348%, 2/24/2015	15,800,000
16,250,000		Grand River Dam Authority, OK, (Series 2014-C), (Barclays Bank PLC LOC), 0.130%, 2/5/2015	16,250,000
12,500,000		JPMorgan Chase Bank, N.A., 0.505%, 4/30/2015	12,512,664
Semi-Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[3]
		Finance - Banking—continued
$2,905,000		Maryland State Economic Development Corp., Human Genome Sciences (Series 1999-A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 2/3/2015	$2,905,000
10,000,000		New York State HFA, (Series 2013-A), (Wells Fargo Bank, N.A. LOC), 0.080%, 2/4/2015	10,000,000
9,000,000	[1,2]	RESIMAC Premier (Series 2013-1 Trust), Class A2B, (GTD by National Australia Bank Ltd., Melbourne), 0.468%, 2/9/2015	9,001,570
40,000,000		Royal Bank of Canada, Montreal, 0.246%, 2/12/2015	40,000,000
25,000,000		Royal Bank of Canada, Montreal, 0.258%, 2/19/2015	25,000,000
15,000,000		Royal Bank of Canada, Montreal, 0.302%, 4/9/2015	15,000,000
800,000		Salvation Army, (Series 2004-A), (Bank of New York Mellon LOC), 0.110%, 2/5/2015	800,000
25,000,000		State Street Bank and Trust Co., 0.305%, 4/1/2015	25,000,000
1,055,000		Stratford Properties LP, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/3/2015	1,055,000
14,000,000		Sumitomo Mitsui Banking Corp., 0.246%, 2/10/2015	14,000,000
25,000,000		Toronto Dominion Bank, 0.232%, 2/6/2015	25,000,000
400,000		Toronto Dominion Bank, 0.253%, 4/15/2015	400,000
35,000,000		Toronto Dominion Bank, 0.258%, 2/18/2015	35,000,000
10,000,000		Toronto Dominion Bank, 0.261%, 2/3/2015	10,000,000
25,000,000		Toronto Dominion Bank, 0.261%, 2/4/2015	25,000,000
12,700,000		U.S. Bank, N.A., 0.315%, 4/1/2015	12,704,796
250,000		Washington State Housing Finance Commission, Revenue Bonds, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/2/2015	250,000
		TOTAL	470,679,503
		Finance - Commercial—0.9%
6,885,000		General Electric Capital Corp., 0.483%, 4/14/2015	6,895,785
1,500,000		General Electric Capital Corp., 0.632%, 4/10/2015	1,502,420
3,600,000		General Electric Capital Corp., 0.851%, 4/8/2015	3,618,137
10,000,000		General Electric Capital Corp., 1.285%, 4/2/2015	10,043,095
7,867,000		General Electric Capital Corp., Sr. Unsecured, 0.907%, 3/30/2015	7,900,047
		TOTAL	29,959,484
		Finance - Retail—0.3%
10,000,000	[1,2]	Fosse Master Issuer PLC (Series 2014-1), Class A1, 0.288%, 2/18/2015	10,000,000
		Oil & Oil Finance—0.0%
850,000		Shell International Finance B.V., Sr. Unsecured, 0.302%, 2/10/2015	850,223
		TOTAL NOTES—VARIABLE	556,089,342
Semi-Annual Shareholder Report
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—17.2%
	Finance - Banking—17.2%
$35,000,000	BMO Capital Markets Corp., 0.162%, 2/2/2015, interest in a $35,000,000 collateralized loan agreement, dated 1/30/2015, in which corporate bonds and medium-term notes with a market value of $35,700,482 have been received as collateral and held with BNY Mellon as tri-party agent.	$35,000,000
95,000,000	BNP Paribas Securities Corp., 0.365% - 0.436%, 2/2/2015 - 2/3/2015, interest in a $475,000,000 collateralized loan agreement, dated 1/30/2015 - 10/30/2014, in which asset-backed securities and collateralized mortgage obligations with a market value of $484,683,592 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
25,000,000	Barclays Capital, Inc., 0.791%, 7/20/2015, interest in a $700,000,000 collateralized loan agreement, dated 1/21/2015, in which collateralized mortgage obligations with a market value of $714,181,475 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
74,600,000	Citigroup Global Markets, Inc., 0.568% - 0.771%, 2/2/2015 - 3/17/2015, interest in a $280,000,000 collateralized loan agreement, dated 1/30/2015-1/16/2015, in which asset-backed securities, collateralized mortgage obligations and convertible bonds with a market value of $285,677,510 have been received as collateral and held with BNY Mellon as tri-party agent.	74,600,000
9,000,000	Credit Suisse Securities (USA) LLC, 0.193%, 2/2/2015, interest in a $200,000,000 collateralized loan agreement, dated 1/30/2015, in which common stocks with a market value of $204,020,417 have been received as collateral and held with JPMorgan Chase as tri-party agent.	9,000,000
50,000,000	HSBC Securities (USA), Inc., 0.264%, 2/2/2015, interest in a $160,000,000 collateralized loan agreement, dated 1/30/2015, in which corporate bonds and medium-term notes with a market value of $163,201,835 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
55,000,000	JPMorgan Securities LLC, 0.345%, 3/10/2015 - 4/2/2015, interest in a $650,000,000 collateralized loan agreement, dated 12/10/2014-1/2/2015, in which asset-backed securities with a market value of $663,264,664 have been received as collateral and held with JPMorgan Chase as tri-party agent.	55,000,000
85,000,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.365% - 0.456%, 2/2/2015, interest in a $305,000,000 collateralized loan agreement, dated 1/30/2015, in which asset-backed securities, commercial paper, collateralized mortgage obligations and a corporate bond with a market value of $311,110,098 have been received as collateral and held with BNY Mellon as tri-party agent.	85,000,000
75,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 2/5/2015 - 3/2/2015, interest in a $400,000,000 collateralized loan agreement, dated 1/7/2015 - 1/30/2015, in which asset-backed securities, common stock, corporate bonds, exchange-traded funds, medium-term notes and municipal bonds with a market value of $408,032,938 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Wells Fargo Securities LLC, 0.456%, 4/9/2015, interest in a $300,000,000 collateralized loan agreement, dated 1/9/2015, in which collateralized mortgage obligations with a market value of $306,091,800 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	553,600,000
	REPURCHASE AGREEMENTS—13.5%
135,527,000	Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,014,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,014,915.	135,527,000
300,000,000	Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,500,020,417 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/16/2048 and the market value of those underlying securities was $3,570,481,052.	300,000,000
	TOTAL REPURCHASE AGREEMENTS	435,527,000
	TOTAL INVESTMENTS—100.5% (AT AMORTIZED COST)[5]	3,237,674,960
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(15,828,551)
	TOTAL NET ASSETS—100%	$3,221,846,409
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $847,772,510, which represented 26.3% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $847,772,510, which represented 26.3% of total net assets.
3	Denotes a variable rate security with current rate and next reset date shown.
4	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Semi-Annual Shareholder Report
7

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
HFA	—Housing Finance Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014[1,2]	2013[1]	2012[1]	2011[1]	2010[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.001	0.001	0.002	0.002	0.002
Net realized gain (loss) on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	(0.000)[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.001	0.001	0.002	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.001)	(0.001)	(0.002)	(0.002)	(0.002)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.000)[3]	(0.001)	(0.001)	(0.002)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.04%	0.05%	0.13%	0.19%	0.19%	0.24%
Ratios to Average Net Assets:
Net expenses	0.15%[5]	0.20%[6]	0.20%	0.20%	0.20%	0.20%
Net investment income	0.09%[5]	0.05%	0.14%	0.19%	0.20%	0.25%
Expense waiver/reimbursement[7]	0.14%[5]	0.11%	0.10%	0.10%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,996,150	$461,278	$695,138	$682,218	$905,645	$1,249,578
1	Federated Prime Management Obligations Fund (the “Predecessor Fund”) was reorganized into Federated Money Market Management (the “Fund”) as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014[1,2]	2013[1]	2012[1]	2011[1]	2010[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Net realized gain (loss) on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	(0.000)[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.00%[5]	0.01%	0.01%	0.01%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.23%[6]	0.25%[7]	0.33%	0.38%	0.39%	0.40%
Net investment income	0.00%[5,6]	0.01%	0.01%	0.01%	0.01%	0.04%
Expense waiver/reimbursement[8]	0.32%[6]	0.31%	0.23%	0.17%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$145,180	$359,164	$863,455	$785,594	$860,836	$832,807
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014[1,2]	2013[1]	2012[1]	2011[1]	2010[1]
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[3]	0.000[3]	0.000[3]	0.001	0.001	0.001
Net realized gain (loss) on investments	0.000[3]	0.000[3]	0.000[3]	0.000[3]	(0.000)[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.000[3]	0.000[3]	0.000[3]	0.001	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[3]	(0.000)[3]	(0.000)[3]	—	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.00%[5]	0.01%	0.04%	0.09%	0.10%	0.15%
Ratios to Average Net Assets:
Net expenses	0.23%[6]	0.25%[7]	0.29%	0.30%	0.30%	0.29%
Net investment income	0.01%[6]	0.01%	0.04%	0.09%	0.10%	0.16%
Expense waiver/reimbursement[8]	0.17%[6]	0.15%	0.11%	0.10%	0.10%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$62,965	$34,502	$348,153	$322,787	$403,955	$614,863
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Period Ended 7/31/2014[1]

Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	—
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.23%[5]	0.23%[5]
Net investment income	0.01%[5]	0.00%[5]
Expense waiver/reimbursement[6]	0.32%[5]	0.51%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,551	$17,071
1	Reflects operations for the period from July 21, 2014 (deemed the date of initial investment pursuant to a reorganization that took place on July 18, 2014) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$989,127,000
Investment in securities	2,248,547,960
Total investment in securities, at amortized cost and fair value		$3,237,674,960
Cash		2,552
Income receivable		1,851,647
Receivable for shares sold		31,481
TOTAL ASSETS		3,239,560,640
Liabilities:
Payable for investments purchased	17,369,724
Payable for shares redeemed	35,140
Income distribution payable	195,308
Payable for other service fees (Notes 3 and 6)	35,855
Accrued expenses (Note 6)	78,204
TOTAL LIABILITIES		17,714,231
Net assets for 3,221,846,597 shares outstanding		$3,221,846,409
Net Assets Consist of:
Paid-in capital		$3,221,845,007
Accumulated net realized gain on investments		4,054
Distributions in excess of net investment income		(2,652)
TOTAL NET ASSETS		$3,221,846,409
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$2,996,150,151 ÷ 2,996,150,210 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$145,180,047 ÷ 145,180,621 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$62,964,941 ÷ 62,964,778 shares outstanding, no par value, unlimited shares authorized		$1.00
Eagle Shares:
$17,551,270 ÷ 17,550,988 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$2,893,334
Expenses:
Investment adviser fee (Note 6)		$2,375,980
Administrative fee (Note 6)		929,662
Custodian fees		28,284
Transfer agent fee		26,920
Directors'/Trustees' fees (Note 6)		276
Auditing fees		11,783
Legal fees		4,982
Portfolio accounting fees		91,169
Other service fees (Notes 3 and 6)		280,594
Share registration costs		34,772
Printing and postage		36,615
Miscellaneous (Note 6)		5,991
TOTAL EXPENSES		3,827,028
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 6)	$(1,706,238)
Waiver/reimbursement of other operating expenses (Notes 3 and 6)	(188,664)
TOTAL WAIVERS AND REIMBURSEMENT		(1,894,902)
Net expenses			1,932,126
Net investment income			961,208
Net realized gain on investments			6,498
Change in net assets resulting from operations			$967,706
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$961,208	$493,603
Net realized gain on investments	6,498	5,334
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	967,706	498,937
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(955,208)	(411,636)
Service Shares	(6,992)	(20,681)
Capital Shares	(1,301)	(67,144)
Eagle Shares	(598)	—
Distributions from net realized gain on investments
Institutional Shares	(2,166)	(7,725)
Service Shares	(168)	(2,947)
Capital Shares	(29)	(8,373)
Eagle Shares	(14)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(966,476)	(518,506)
Share Transactions:
Proceeds from sale of shares	8,954,321,969	6,459,610,522
Exchange of Successor Fund Shares in connection with the tax-free reorganization of assets from Federated Prime Management Obligations Fund	—	17,798,273
Net asset value of shares issued to shareholders in payment of distributions declared	231,922	229,973
Cost of shares redeemed	(6,604,723,397)	(7,512,350,643)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,349,830,494	(1,034,711,875)
Change in net assets	2,349,831,724	(1,034,731,444)
Net Assets:
Beginning of period	872,014,685	1,906,746,129
End of period (including undistributed (distributions in excess of) net investment income of $(2,652) and $239, respectively)	$3,221,846,409	$872,014,685
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. REORGANIZATION
The Fund is the successor (the “Successor Fund”) to Federated Prime Management Obligations Fund (the “Predecessor Fund”), another open-end investment company of the Trust, pursuant to a tax-free reorganization, approved by the Trustees on April 30, 2014, that took place as of the close of business on July 18, 2014. On that date, Institutional Shares, Service Shares and Capital Shares of the Predecessor Fund were exchanged for Institutional Shares, Service Shares and Capital Shares, respectively, of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies.
For every one share of the Predecessor Fund's Institutional Shares exchanged, a shareholder received one share of the Successor Fund's Institutional Shares.
For every one share of the Predecessor Fund's Service Shares exchanged, a shareholder received one share of the Successor Fund's Service Shares.
For every one share of the Predecessor Fund's Capital Shares exchanged, a shareholder received one share of the Successor Fund's Capital Shares.
As a result of the reorganization on July 18, 2014, the Predecessor Fund became the accounting survivor. Accordingly, the performance information presented in the financial statement for the periods prior to July 18, 2014, is historical information of the Predecessor Fund.
Assuming the acquisition had been completed on August 1, 2013, the beginning of the annual reporting period of the Fund, the Successor Fund's pro forma results of operations for the year ended July 31, 2014, are as follows:
Net investment income*	$498,374
Net realized and unrealized loss on investments	$5,334
Net increase in net assets resulting from operations	$503,708
*	Net investment income includes $4,697 of pro forma additional expenses.
Semi-Annual Shareholder Report
16

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes as of July 31, 2014.
The Successor Fund received net assets from Predecessor Fund as the result of the tax-free reorganization as follows:
Shares of the Successor Fund Issued	Predecessor Fund Net Assets Received	Net Assets of the Successor Fund Immediately Prior to Combination	Net Assets of the Successor Fund Immediately After Combination
900,378,547	$900,378,547	$17,798,273	$918,176,820
3. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
17

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Eagle Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
18

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$243,665	$(12,199)	$(158,102)
Capital Shares	15,975	(864)	(3,004)
Eagle Shares	20,954	(1,763)	(12,732)
TOTAL	$280,594	$(14,826)	$(173,838)
For the six months ended January 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the
Semi-Annual Shareholder Report
19

restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities, are valued at amortized cost in accordance with Rule 2A-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
4. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,590,066,582	$8,590,066,582	5,299,212,245	$5,299,213,970
Exchange of Successor Fund shares in connection with the tax-free reorganization of Federated Prime Management Obligations Fund	—	—	1,030,530	1,030,530
Shares issued to shareholders in payment of distributions declared	230,963	230,963	164,787	164,787
Shares redeemed	(6,055,426,065)	(6,055,426,065)	(5,534,261,845)	(5,534,261,845)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	2,534,871,480	$2,534,871,480	(233,854,283)	$(233,852,558)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	289,960,032	$289,960,032	848,876,138	$848,877,810
Exchange of Successor Fund shares in connection with the tax-free reorganization of Federated Prime Management Obligations Fund	—	—	100	100
Shares issued to shareholders in payment of distributions declared	261	261	47,866	47,866
Shares redeemed	(503,944,297)	(503,944,297)	(1,353,208,040)	(1,353,208,040)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(213,984,004)	$(213,984,004)	(504,283,936)	$(504,282,264)
Semi-Annual Shareholder Report
20

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	66,282,016	$66,282,016	311,093,030	$311,093,204
Exchange of Successor Fund shares in connection with the tax-free reorganization of Federated Prime Management Obligations Fund	—	—	100	100
Shares issued to shareholders in payment of distributions declared	97	97	17,320	17,320
Shares redeemed	(37,819,487)	(37,819,487)	(624,758,657)	(624,758,657)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	28,462,626	$28,462,626	(313,648,207)	$(313,648,033)

	Six Months Ended 1/31/2015		Period Ended 7/31/2014[1]
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	8,013,339	$8,013,339	425,523	$425,538
Exchange of Successor Fund shares in connection with the tax-free reorganization of Federated Prime Management Obligations Fund	—	—	16,767,174	16,767,543
Shares issued to shareholders in payment of distributions declared	601	601	—	—
Shares redeemed	(7,533,548)	(7,533,548)	(122,101)	(122,101)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	480,392	$480,392	17,070,596	$17,070,980
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,349,830,494	$2,349,830,494	(1,034,715,830)	$(1,034,711,875)
1	Reflects operations for the period from July 12, 2014 (date of initial investment) to July 31, 2014.
5. FEDERAL TAX INFORMATION
At July 31, 2014, the Fund had a capital loss carryforward of $67 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report
21

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$17	—	$17
2019	$50	NA	$50
6. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $1,706,238 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2015, FSSC received $7,510 and reimbursed $14,826 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report
22

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
7. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report
23

10. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
24

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
25

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.40	$0.76
Service Shares	$1,000	$1,000.00	$1.16[2]
Capital Shares	$1,000	$1,000.00	$1.16
Eagle Shares	$1,000	$1,000.00	$1.16[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.45	$0.77
Service Shares	$1,000	$1,024.05	$1.17[2]
Capital Shares	$1,000	$1,024.05	$1.17
Eagle Shares	$1,000	$1,024.05	$1.17[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.23%
Capital Shares	0.23%
Eagle Shares	0.23%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 6 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.02 and $2.04, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Eagle Shares current Fee Limit of 0.40% (as reflected in the Notes to Financial Statements, Note 6 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.02 and $2.04, respectively.
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2014
Federated Money Market Management (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
27

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
28

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
29

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Semi-Annual Shareholder Report
30

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
31

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
34

Federated Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
8080103 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Institutional	MOFXX
Service	MOSXX
Capital	MFCXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	81.1%
Municipal Notes	18.4%
Commercial Paper	0.4%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.7%
8-30 Days	1.2%
31-90 Days	2.4%
91-180 Days	9.6%
181 Days or more	6.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.9%[1,2]
	Alabama—5.9%
$3,215,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.050%, 2/5/2015	$3,215,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.050%, 2/5/2015	3,470,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.050%, 2/5/2015	7,325,000
8,400,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.050%, 2/5/2015	8,400,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Mizuho Bank Ltd. LOC), 0.050%, 2/5/2015	8,440,000
1,735,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2015	1,735,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.120%, 2/5/2015	10,000,000
5,550,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.070%, 2/5/2015	5,550,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.060%, 2/2/2015	25,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.040%, 2/5/2015	15,000,000
16,225,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.050%, 2/5/2015	16,225,000
10,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.060%, 2/5/2015	10,000,000
23,200,000	Mobile, AL IDB, PCRBs (Series 2007B), 0.28% TOBs (Alabama Power Co.), Mandatory Tender 4/8/2015	23,200,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/5/2015	6,000,000
520,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.180%, 2/5/2015	520,000
	TOTAL	144,080,000
	Arizona—0.4%
8,900,000	Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Villas Solanas Apartments)/(FNMA LOC), 0.070%, 2/5/2015	8,900,000
	California—7.2%
2,750,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(MUFG Union Bank, N.A. LOC), 0.040%, 2/5/2015	2,750,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	California—continued
$2,385,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.050%, 2/5/2015	$2,385,000
2,550,000	Alameda County, CA IDA, (Series 2014) Weekly VRDNs (Evolve Manufacturing Technologies Inc.)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2015	2,550,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.070%, 2/5/2015	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2015	6,815,000
280,000	California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.050%, 2/4/2015	280,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.110%, 2/5/2015	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.070%, 2/5/2015	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.130%, 2/5/2015	2,940,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.050%, 2/5/2015	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.050%, 2/5/2015	2,000,000
3,000,000	California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.150%, 2/5/2015	3,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/5/2015	2,350,000
2,000,000	California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/5/2015	2,000,000
6,645,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/4/2015	6,645,000
1,405,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(MUFG Union Bank, N.A. LOC), 0.040%, 2/4/2015	1,405,000
2,215,000	California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.050%, 2/4/2015	2,215,000
2,805,000	California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.050%, 2/4/2015	2,805,000
5,135,000	California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.060%, 2/4/2015	5,135,000
2,390,000	California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(MUFG Union Bank, N.A. LOC), 0.040%, 2/4/2015	2,390,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(MUFG Union Bank, N.A. LOC), 0.040%, 2/4/2015	$5,500,000
2,825,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.050%, 2/4/2015	2,825,000
2,205,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.050%, 2/4/2015	2,205,000
2,905,000		California PCFA, (Series 2014) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/4/2015	2,905,000
1,170,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.050%, 2/4/2015	1,170,000
10,000,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/4/2015	10,000,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.050%, 2/4/2015	3,855,000
7,500,000	[3,4]	California State, SPEARs (Series DBE-1387) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/5/2015	7,500,000
2,300,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.350%, 2/5/2015	2,300,000
3,380,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.120%, 2/5/2015	3,380,000
5,500,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.020%, 2/5/2015	5,500,000
13,285,000	[3,4]	Chino Basin, CA Regional Financing Authority, SPEARs (Series DBE-500) Weekly VRDNs (Inland Empire Utilities Agency)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 2/5/2015	13,285,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.09%, 2/5/2015	15,000,000
6,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 3), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.110%, 2/5/2015	6,000,000
7,735,000	[3,4]	San Francisco, CA City & County Airport Commission, SPEARs (Series DBE-1381) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/5/2015	7,735,000
6,000,000	[3,4]	San Francisco, CA City & County Airport Commission, SPEARs (Series DBE-1382) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/5/2015	6,000,000
15,390,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 2/5/2015	15,390,000
		TOTAL	176,265,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—3.2%
$1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.120%, 2/5/2015	$1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.070%, 2/5/2015	2,300,000
3,225,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.070%, 2/5/2015	3,225,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/5/2015	15,000,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-1386) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/5/2015	7,500,000
14,825,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/5/2015	14,825,000
34,750,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 2/5/2015	34,750,000
		TOTAL	78,600,000
		Connecticut—4.5%
2,700,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.030%, 2/4/2015	2,700,000
107,645,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 2/5/2015	107,645,000
		TOTAL	110,345,000
		District of Columbia—0.2%
3,695,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 2/5/2015	3,695,000
		Florida—6.2%
995,000	[3,4]	Broward County, FL School Board, SPEARs (Series DBE-580) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/5/2015	995,000
16,795,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2010A-1), 5.00% Bonds (Citizens Property Insurance Coastal Account), 6/1/2015	17,059,356
645,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	645,000
1,615,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	1,615,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$3,345,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17), 0.20% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	$3,345,000
10,285,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/5/2015	10,285,000
4,200,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/4/2015	4,200,000
5,300,000		Jacksonville, FL, Transportation Revenue Bonds (Series 2008A) Weekly VRDNs (Jacksonville, FL Transportation Authority)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2015	5,300,000
17,093,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 2/5/2015	17,093,000
62,600,000	[3,4]	Miami-Dade County, FL Aviation, SPEARs (Series DBE-459) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/5/2015	62,600,000
18,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.020%, 2/2/2015	18,785,000
8,830,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 2/6/2015	8,830,000
		TOTAL	150,752,356
		Georgia—5.0%
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.120%, 2/5/2015	5,400,000
10,000,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.040%, 2/2/2015	10,000,000
20,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.030%, 2/2/2015	20,000,000
9,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.050%, 2/5/2015	9,000,000
18,125,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	18,125,000
7,700,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 2/5/2015	7,700,000
1,950,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/5/2015	1,950,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.050%, 2/2/2015	3,800,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$8,000,000	Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.030%, 2/2/2015	$8,000,000
11,600,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.050%, 2/5/2015	11,600,000
10,750,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.050%, 2/4/2015	10,750,000
15,000,000	Wayne County, GA, IDA, (Series 2000) Weekly VRDNs (Rayonier, Inc.)/(Bank of America N.A. LOC), 0.060%, 2/4/2015	15,000,000
	TOTAL	121,325,000
	Hawaii—0.1%
2,350,000	Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(MUFG Union Bank, N.A. LOC), 0.080%, 2/3/2015	2,350,000
	Idaho—0.5%
11,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/4/2015	11,000,000
	Illinois—1.1%
525,000	Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.300%, 2/5/2015	525,000
3,490,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/5/2015	3,490,000
1,110,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/5/2015	1,110,000
5,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.070%, 2/4/2015	5,000,000
8,628,000	Chicago, IL, (Series D-1), 0.10% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 6/23/2015	8,628,000
1,235,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 2/5/2015	1,235,000
1,370,000	Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/4/2015	1,370,000
2,615,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.150%, 2/5/2015	2,615,000
3,465,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/5/2015	3,465,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$375,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/5/2015	$375,000
	TOTAL	27,813,000
	Indiana—4.1%
8,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2015	8,111,110
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.050%, 2/5/2015	7,250,000
1,600,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	1,600,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.190%, 2/5/2015	7,400,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.040%, 2/5/2015	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.050%, 2/5/2015	6,000,000
5,150,000	Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.230%, 2/5/2015	5,150,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.230%, 2/5/2015	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.230%, 2/5/2015	1,000,000
35,000,000	Posey County, IN EDA, (Series 2013A), 0.23% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury) 4/2/2015	35,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.230%, 2/5/2015	10,000,000
3,680,000	Spencer County, IN PCA, (Series 2000) Weekly VRDNs (American Iron Oxide Co.)/(Mizuho Bank Ltd. LOC), 0.230%, 2/5/2015	3,680,000
	TOTAL	100,191,110
	Iowa—1.0%
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.050%, 2/5/2015	4,770,000
7,700,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.050%, 2/5/2015	7,700,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.070%, 2/5/2015	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.050%, 2/5/2015	6,000,000
	TOTAL	23,770,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kansas—1.2%
$420,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	$420,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2015	3,430,000
25,000,000		Wichita, KS, (Series 270), 0.30% BANs, 10/15/2015	25,002,406
		TOTAL	28,852,406
		Kentucky—0.4%
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.050%, 2/5/2015	10,000,000
		Louisiana—1.3%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/4/2015	4,900,000
1,220,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	1,220,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.050%, 2/5/2015	4,630,000
6,900,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.020%, 2/2/2015	6,900,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.210%, 2/4/2015	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.200%, 2/4/2015	6,000,000
		TOTAL	30,650,000
		Maryland—0.2%
3,025,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/5/2015	3,025,000
1,330,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/6/2015	1,330,000
1,700,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/5/2015	1,700,000
		TOTAL	6,055,000
		Massachusetts—3.0%
11,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2015	11,033,925
3,675,000		Groveland, MA, 0.75% BANs, 6/19/2015	3,680,671
Semi-Annual Shareholder Report
9

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Massachusetts—continued
$3,220,125	Haverhill, MA, 1.00% BANs, 10/16/2015	$3,237,304
5,840,000	Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.200%, 2/4/2015	5,840,000
2,585,000	Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.200%, 2/4/2015	2,585,000
15,500,000	Massachusetts State HFA, (Quincy Point Series A), 0.33% TOBs (Escrow Account COL), Mandatory Tender 1/15/2016	15,500,000
2,500,000	Millis, MA, 0.55% BANs, 6/26/2015	2,501,972
2,671,500	Nahant, MA, 1.00% BANs, 7/17/2015	2,679,967
2,900,000	Pentucket, MA Regional School District, 0.45% BANs, 2/6/2015	2,900,059
3,754,000	Rockland, MA, 0.60% BANs, 6/30/2015	3,757,050
10,000,000	Springfield, MA, 0.75% BANs, 2/13/2015	10,001,695
10,000,000	Springfield, MA, 1.00% BANs, 2/13/2015	10,002,377
	TOTAL	73,720,020
	Michigan—4.4%
1,305,000	Genesee County, MI EDC, (Series 2000) Weekly VRDNs (Dee Cramer, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.180%, 2/5/2015	1,305,000
5,500,000	Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.100%, 2/5/2015	5,500,000
3,610,000	Kent Hospital Finance Authority, MI, (Spectrum Health), MVRENs (Series 2015A), 0.100%, 2/5/2015	3,610,000
1,340,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 2/6/2015	1,340,000
25,805,000	Michigan State Housing Development Authority, (2005 Series A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.090%, 2/4/2015	25,805,000
2,400,000	Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/4/2015	2,400,000
29,000,000	Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.090%, 2/4/2015	29,000,000
3,600,000	Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.120%, 2/5/2015	3,600,000
1,585,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/5/2015	1,585,000
2,300,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.180%, 2/6/2015	2,300,000
2,665,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 2/6/2015	2,665,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$27,235,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/5/2015	$27,235,000
		TOTAL	106,345,000
		Minnesota—0.6%
360,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/5/2015	360,000
1,000,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/5/2015	1,000,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.050%, 2/5/2015	1,700,000
1,120,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/5/2015	1,120,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.050%, 2/5/2015	4,965,000
4,930,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.080%, 2/6/2015	4,930,000
390,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/5/2015	390,000
		TOTAL	14,465,000
		Mississippi—1.7%
940,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	940,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2015	9,570,000
6,500,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.050%, 2/5/2015	6,500,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2015	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2015	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.050%, 2/5/2015	6,075,000
		TOTAL	42,085,000
		Multi-State—15.9%
8,962,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 2/5/2015	8,962,000
505,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 2/5/2015	505,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$4,015,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 2/5/2015	$4,015,000
3,656,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.170%, 2/5/2015	3,656,000
53,425,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.050%, 2/5/2015	53,425,000
9,895,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.050%, 2/5/2015	9,895,000
16,960,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.050%, 2/5/2015	16,960,000
23,296,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.050%, 2/5/2015	23,296,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.110%, 2/5/2015	85,300,000
5,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 2/5/2015	5,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.120%, 2/5/2015	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (Citibank N.A. LIQ), 0.110%, 2/5/2015	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.140%, 2/5/2015	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.110%, 2/5/2015	30,000,000
		TOTAL	387,314,000
		Nevada—1.8%
43,955,000		Clark County, NV Airport System, (Series C-1), 2.50% Bonds, 7/1/2015	44,364,606
		New Hampshire—0.1%
3,420,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.120%, 2/2/2015	3,420,000
		New Jersey—4.4%
5,639,155		Boonton, NJ, 1.00% BANs, 11/20/2015	5,664,283
5,700,000		Carteret, NJ, 1.00% BANs, 2/6/2015	5,700,308
5,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.170%, 2/5/2015	5,000,000
14,557,527		Morristown, NJ, 1.00% BANs, 6/12/2015	14,589,747
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$5,615,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.250%, 2/4/2015	$5,615,000
5,350,000		New Jersey State, (Series H), 5.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2015	5,458,640
25,000,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/2/2015	25,000,000
6,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 2/5/2015	6,000,000
16,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 2/5/2015	16,000,000
17,102,000		South River, NJ, 1.00% BANs, 12/15/2015	17,190,618
		TOTAL	106,218,596
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/5/2015	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/5/2015	3,400,000
550,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.290%, 2/4/2015	550,000
		TOTAL	4,050,000
		New York—10.4%
9,628,858		Afton, NY CSD, 1.00% BANs, 6/26/2015	9,653,607
2,525,000		Berlin, NY CSD, 1.00% BANs, 6/30/2015	2,529,092
7,870,262		Brasher Falls, NY CSD, 1.00% BANs, 6/22/2015	7,884,761
6,883,047		Dundee, NY CSD, 0.75% BANs, 6/18/2015	6,894,621
10,000,000		Frontier, NY CSD, 0.75% BANs, 7/22/2015	10,014,422
5,700,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	5,735,484
5,000,000		Harpursville, NY CSD, (Series 2014B), 1.00% BANs, 7/23/2015	5,014,066
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.050%, 2/5/2015	5,590,000
6,015,000		Hornell, NY City School District, 0.75% BANs, 6/26/2015	6,024,752
10,000,000		Ithaca, NY, (Series 2014A), 0.75% BANs, 2/19/2015	10,002,604
5,650,000		Jamestown, NY City School District, 0.75% BANs, 6/25/2015	5,658,426
10,000,000		Mt. Vernon, NY City School District, 1.00% BANs, 8/20/2015	10,017,918
Semi-Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$4,375,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.140%, 2/5/2015	$4,375,000
14,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.040%, 2/2/2015	14,000,000
9,340,000		New York City, NY, (Series 2013D-3) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/2/2015	9,340,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.140%, 2/4/2015	24,880,000
8,600,000		New York State HFA, (Series 2000A) Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.030%, 2/4/2015	8,600,000
19,910,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/2/2015	19,910,000
4,835,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/5/2015	4,835,000
11,880,000		North Tonawanda, NY City School District, 1.00% BANs, 9/17/2015	11,934,024
5,775,000		Oceanside, NY Union Free School District, 0.75% TANs, 6/19/2015	5,786,306
20,000,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 6/23/2015	20,044,945
4,500,000		Oswego, NY City School District, 0.75% BANs, 7/23/2015	4,507,380
6,400,000		Oxford Academy and CSD, NY, (Series 2014), 0.75% BANs, 6/26/2015	6,409,102
15,150,000		Rochester, NY, 2.00% BANs, 8/10/2015	15,289,259
1,720,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.180%, 2/4/2015	1,720,000
6,580,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.200%, 2/5/2015	6,580,000
10,000,000		Wappingers, NY CSD, (Series 2014C), 1.00% BANs, 12/15/2015	10,062,271
		TOTAL	253,293,040
		North Carolina—0.3%
1,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/2/2015	1,000,000
1,500,000		North Carolina HFA, (Series 17-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.030%, 2/4/2015	1,500,000
4,345,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.030%, 2/4/2015	4,345,000
1,480,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/4/2015	1,480,000
		TOTAL	8,325,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Dakota—0.2%
$5,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/4/2015	$5,000,000
125,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.110%, 2/5/2015	125,000
		TOTAL	5,125,000
		Oklahoma—0.4%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/5/2015	8,000,000
1,442,501	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	1,442,501
		TOTAL	9,442,501
		Oregon—1.8%
24,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/5/2015	24,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2015	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2015	10,000,000
		TOTAL	44,650,000
		Pennsylvania—1.1%
2,000,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.040%, 2/5/2015	2,000,000
15,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1005) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.250%, 2/5/2015	15,000,000
10,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1006) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.250%, 2/5/2015	10,000,000
		TOTAL	27,000,000
		South Carolina—0.9%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.230%, 2/4/2015	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.190%, 2/4/2015	6,000,000
Semi-Annual Shareholder Report
15

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	South Carolina—continued
$6,935,000	South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(TD Bank, N.A. LOC), 0.030%, 2/5/2015	$6,935,000
	TOTAL	20,935,000
	South Dakota—0.5%
8,410,000	South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/5/2015	8,410,000
3,000,000	South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.050%, 2/5/2015	3,000,000
	TOTAL	11,410,000
	Tennessee—2.1%
3,500,000	Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2015	3,500,000
12,800,000	Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.230%, 2/4/2015	12,800,000
33,890,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.090%, 2/4/2015	33,890,000
	TOTAL	50,190,000
	Texas—3.3%
2,300,000	Calhoun, TX Port Authority, (Series 2011A) Weekly VRDNs (Formosa Plastic Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.030%, 2/5/2015	2,300,000
11,200,000	Calhoun, TX Port Authority, (Series 2011B) Weekly VRDNs (Formosa Plastic Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.030%, 2/5/2015	11,200,000
10,000,000	Calhoun, TX Port Authority, (Series 2011C) Weekly VRDNs (Formosa Plastic Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.030%, 2/5/2015	10,000,000
2,100,000	Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(AgriBank FCB LOC), 0.050%, 2/5/2015	2,100,000
2,950,000	Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.050%, 2/5/2015	2,950,000
3,000,000	Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.050%, 2/5/2015	3,000,000
16,150,000	Gulf Coast, TX Waste Disposal Authority, (Series 2003) Weekly VRDNs (American Acryl LP)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.040%, 2/5/2015	16,150,000
2,500,000	Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	2,500,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$20,000,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	$20,000,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.230%, 2/4/2015	4,000,000
7,130,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	7,130,000
		TOTAL	81,330,000
		Utah—0.2%
4,700,000		Murray City, Utah Hospital Revenue, (Series 2005A) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/2/2015	4,700,000
1,005,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.160%, 2/5/2015	1,005,000
		TOTAL	5,705,000
		Washington—3.0%
2,350,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/5/2015	2,350,000
575,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 2/5/2015	575,000
2,465,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.240%, 2/5/2015	2,465,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.110%, 2/5/2015	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.110%, 2/5/2015	1,000,000
15,930,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.060%, 2/4/2015	15,930,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.220%, 2/5/2015	10,000,000
3,925,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 2/5/2015	3,925,000
9,000,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of America N.A. LOC), 0.060%, 2/4/2015	9,000,000
16,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0.170%, 2/5/2015	16,000,000
5,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.070%, 2/5/2015	5,560,000
		TOTAL	74,180,000
Semi-Annual Shareholder Report
17

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—0.9%
$4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/5/2015	$4,000,000
2,595,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/5/2015	2,595,000
3,850,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/5/2015	3,850,000
1,390,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 2/5/2015	1,390,000
9,700,000	Wisconsin Housing & EDA, Home Ownership Revenue (Series 2006A) Weekly VRDNs (FHLB of Chicago LIQ), 0.040%, 2/5/2015	9,700,000
	TOTAL	21,535,000
	Wyoming—0.2%
5,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/4/2015	5,700,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	2,435,446,635
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	1,834,475
	TOTAL NET ASSETS—100%	$2,437,281,110
Securities that are subject to the federal alternative minimum tax (AMT) represent 70.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.8%	3.2%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $723,273,501, which represented 29.7% of total net assets.
Semi-Annual Shareholder Report
18

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $723,273,501, which represented 29.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
19

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
LOC(s)	—Letter of Credit(s)
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.001	0.002	0.003
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.001	0.002	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.003)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.05%	0.15%	0.20%	0.27%
Ratios to Average Net Assets:
Net expenses	0.13%[3]	0.16%	0.21%	0.21%[4]	0.21%[4]	0.22%
Net investment income	0.01%[3]	0.01%	0.06%	0.14%	0.20%	0.26%
Expense waiver/reimbursement[5]	0.17%[3]	0.14%	0.09%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,093,213	$1,242,908	$1,229,003	$2,268,337	$2,802,916	$3,472,460
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21% and 0.21% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.02%	0.01%	0.06%
Ratios to Average Net Assets:
Net expenses	0.13%[3]	0.16%	0.25%	0.34%[4]	0.40%[4]	0.43%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.06%
Expense waiver/reimbursement[5]	0.40%[3]	0.39%	0.30%	0.20%	0.14%	0.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$775,621	$747,980	$738,562	$828,815	$852,955	$772,448
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% and 0.40% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.001	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.01%	0.06%	0.10%	0.17%
Ratios to Average Net Assets:
Net expenses	0.13%[3]	0.16%	0.25%	0.31%[4]	0.31%[4]	0.32%
Net investment income	0.01%[3]	0.01%	0.01%	0.04%	0.10%	0.17%
Expense waiver/reimbursement[5]	0.27%[3]	0.24%	0.15%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$568,447	$698,550	$726,987	$1,108,338	$1,284,749	$1,154,692
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.31% and 0.31% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$2,435,446,635
Cash		90,371
Income receivable		1,802,536
Receivable for shares sold		572
Prepaid expenses		8,588
TOTAL ASSETS		2,437,348,702
Liabilities:
Payable for shares redeemed	$788
Income distribution payable	6,680
Payable to adviser (Note 4)	2,719
Payable for Directors'/Trustees' fees (Note 4)	689
Payable for portfolio accounting fees	31,466
Payable for other service fees (Note 4)	5,324
Payable for share registration costs	19,926
TOTAL LIABILITIES		67,592
Net assets for 2,437,295,802 shares outstanding		$2,437,281,110
Net Assets Consist of:
Paid-in capital		$2,437,275,491
Accumulated net realized gain on investments		5,771
Distributions in excess of net investment income		(152)
TOTAL NET ASSETS		$2,437,281,110
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,093,213,253 ÷ 1,093,212,639 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$775,620,972 ÷ 775,634,373 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$568,446,885 ÷ 568,448,790 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$1,866,092
Expenses:
Investment adviser fee (Note 4)		$2,618,212
Administrative fee (Note 4)		1,024,602
Custodian fees		45,086
Transfer agent fee		15,440
Directors'/Trustees' fees (Note 4)		9,143
Auditing fees		10,586
Legal fees		9,365
Portfolio accounting fees		99,129
Other service fees (Note 2)		1,234,278
Share registration costs		44,892
Printing and postage		26,460
Miscellaneous (Note 4)		13,627
TOTAL EXPENSES		5,150,820
Waivers:
Waiver of investment adviser fee (Note 4)	$(2,181,038)
Waiver of other operating expenses (Note 2)	(1,234,278)
TOTAL WAIVERS		(3,415,316)
Net expenses			1,735,504
Net investment income			130,588
Net realized gain on investments			5,788
Change in net assets resulting from operations			$136,376
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
25

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$130,588	$304,221
Net realized gain on investments	5,788	127,040
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	136,376	431,261
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(58,255)	(137,382)
Service Shares	(39,694)	(80,534)
Capital Shares	(32,957)	(79,858)
Distributions from net realized gain on investments
Institutional Shares	(53,503)	(90,581)
Service Shares	(38,012)	(50,658)
Capital Shares	(28,429)	(53,336)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(250,850)	(492,349)
Share Transactions:
Proceeds from sale of shares	2,341,889,679	5,200,389,388
Net asset value of shares issued to shareholders in payment of distributions declared	173,128	345,466
Cost of shares redeemed	(2,594,105,362)	(5,205,786,520)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(252,042,555)	(5,051,666)
Change in net assets	(252,157,029)	(5,112,754)
Net Assets:
Beginning of period	2,689,438,139	2,694,550,893
End of period (including undistributed (distributions in excess of) net investment income of $(152) and $166, respectively)	$2,437,281,110	$2,689,438,139
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 diversified portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
27

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$904,737	$(904,737)
Capital Shares	329,541	(329,541)
TOTAL	$1,234,278	$(1,234,278)
For the six months ended January 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
28

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2A-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,197,779,148	$1,197,779,148	2,512,551,712	$2,512,551,712
Shares issued to shareholders in payment of distributions declared	53,783	53,783	118,921	118,921
Shares redeemed	(1,347,474,494)	(1,347,474,494)	(2,498,737,396)	(2,498,737,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(149,641,563)	$(149,641,563)	13,933,237	$13,933,237
Semi-Annual Shareholder Report
29

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	769,693,700	$769,693,700	1,682,637,326	$1,682,637,326
Shares issued to shareholders in payment of distributions declared	68,263	68,263	113,962	113,962
Shares redeemed	(742,090,065)	(742,090,065)	(1,673,316,317)	(1,673,316,317)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	27,671,898	$27,671,898	9,434,971	$9,434,971

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	374,416,831	$374,416,831	1,005,200,350	1,005,200,350
Shares issued to shareholders in payment of distributions declared	51,082	51,082	112,583	112,583
Shares redeemed	(504,540,803)	(504,540,803)	(1,033,732,807)	(1,033,732,807)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(130,072,890)	$(130,072,890)	(28,419,874)	$(28,419,874)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(252,042,555)	$(252,042,555)	(5,051,666)	$(5,051,666)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $2,181,038 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report
30

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $598,795,000 and $905,205,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report
31

7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
32

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
33

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.10	$0.66[2]
Service Shares	$1,000	$1,000.10	$0.66[3]
Capital Shares	$1,000	$1,000.10	$0.66[4]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.55	$0.66[2]
Service Shares	$1,000	$1,024.55	$0.66[3]
Capital Shares	$1,000	$1,024.55	$0.66[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.13%
Service Shares	0.13%
Capital Shares	0.13%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.32 and $2.35, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.31% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.56 and $1.58, respectively.
Semi-Annual Shareholder Report
34

Evaluation and Approval of Advisory Contract–May 2014
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
35

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
36

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
37

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
38

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
39

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
42

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
CUSIP 60934N641
CUSIP 60934N633
Q450197 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Institutional	MOFXX

Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	81.1%
Municipal Notes	18.4%
Commercial Paper	0.4%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity schedule3 was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.7%
8-30 Days	1.2%
31-90 Days	2.4%
91-180 Days	9.6%
181 Days or more	6.0%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount		Value
	SHORT-TERM MUNICIPALS—99.9%[1,2]
	Alabama—5.9%
$3,215,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.050%, 2/5/2015	$3,215,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.050%, 2/5/2015	3,470,000
7,325,000	Alabama HFA MFH, (Series 2001D) Weekly VRDNs (Cottage Hill Pointe Apts., Ltd.)/(Mizuho Bank Ltd. LOC), 0.050%, 2/5/2015	7,325,000
8,400,000	Alabama HFA MFH, (Series 2002C) Weekly VRDNs (Liberty Square Apartments, Ltd.)/(Mizuho Bank Ltd. LOC), 0.050%, 2/5/2015	8,400,000
8,440,000	Alabama HFA MFH, (Series 2003A) Weekly VRDNs (Lakeshore Crossing Apartments Ltd.)/(Mizuho Bank Ltd. LOC), 0.050%, 2/5/2015	8,440,000
1,735,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2015	1,735,000
10,000,000	Bridgeport, AL IDB, (Series 1987) Weekly VRDNs (Beaulieu Nylon, Inc.)/(Bank of America N.A. LOC), 0.120%, 2/5/2015	10,000,000
5,550,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 0.070%, 2/5/2015	5,550,000
25,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.060%, 2/2/2015	25,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 0.040%, 2/5/2015	15,000,000
16,225,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.050%, 2/5/2015	16,225,000
10,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.060%, 2/5/2015	10,000,000
23,200,000	Mobile, AL IDB, PCRBs (Series 2007B), 0.28% TOBs (Alabama Power Co.), Mandatory Tender 4/8/2015	23,200,000
6,000,000	Montgomery, AL IDB, IDRBs (Series 1996) Weekly VRDNs (CSC Fabrication, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.070%, 2/5/2015	6,000,000
520,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 0.180%, 2/5/2015	520,000
	TOTAL	144,080,000
	Arizona—0.4%
8,900,000	Maricopa County, AZ, IDA MFH, (Series 2000A) Weekly VRDNs (Villas Solanas Apartments)/(FNMA LOC), 0.070%, 2/5/2015	8,900,000
	California—7.2%
2,750,000	Alameda County, CA IDA, (Series 2005: Essai, Inc. Project) Weekly VRDNs (Oz Enterprises, LLC)/(MUFG Union Bank, N.A. LOC), 0.040%, 2/5/2015	2,750,000
Semi-Annual Shareholder Report
2

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	California—continued
$2,385,000	Alameda County, CA IDA, (Series 2005A) Weekly VRDNs (Convergent Laser Technologies)/(Comerica Bank LOC), 0.050%, 2/5/2015	$2,385,000
2,550,000	Alameda County, CA IDA, (Series 2014) Weekly VRDNs (Evolve Manufacturing Technologies Inc.)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2015	2,550,000
1,550,000	California PCFA, (Series 2001) Weekly VRDNs (Bos Farms)/(CoBank, ACB LOC), 0.070%, 2/5/2015	1,550,000
6,815,000	California PCFA, (Series 2001) Weekly VRDNs (Brawley Beef, LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2015	6,815,000
280,000	California PCFA, (Series 2001A) Weekly VRDNs (Mission Trail Waste Systems, Inc.)/(Comerica Bank LOC), 0.050%, 2/4/2015	280,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.110%, 2/5/2015	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.070%, 2/5/2015	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.130%, 2/5/2015	2,940,000
8,000,000	California PCFA, (Series 2003) Weekly VRDNs (B & B Dairy, LLC)/(CoBank, ACB LOC), 0.050%, 2/5/2015	8,000,000
2,000,000	California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.050%, 2/5/2015	2,000,000
3,000,000	California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.150%, 2/5/2015	3,000,000
2,350,000	California PCFA, (Series 2003: JDS Ranch) Weekly VRDNs (John & Jacqueline Scheenstra Trust)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/5/2015	2,350,000
2,000,000	California PCFA, (Series 2004) Weekly VRDNs (A & M Farms)/(Wells Fargo Bank, N.A. LOC), 0.070%, 2/5/2015	2,000,000
6,645,000	California PCFA, (Series 2006A) Weekly VRDNs (Garaventa Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/4/2015	6,645,000
1,405,000	California PCFA, (Series 2007A) Weekly VRDNs (Northern Recycling & Waste Services LLC)/(MUFG Union Bank, N.A. LOC), 0.040%, 2/4/2015	1,405,000
2,215,000	California PCFA, (Series 2011) Weekly VRDNs (Recycling Industries, Inc.)/(Comerica Bank LOC), 0.050%, 2/4/2015	2,215,000
2,805,000	California PCFA, (Series 2011A) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.050%, 2/4/2015	2,805,000
5,135,000	California PCFA, (Series 2012) Weekly VRDNs (Alameda County Industries AR, Inc.)/(Bank of the West, San Francisco, CA LOC), 0.060%, 2/4/2015	5,135,000
2,390,000	California PCFA, (Series 2012) Weekly VRDNs (California Waste Recovery Systems, LLC)/(MUFG Union Bank, N.A. LOC), 0.040%, 2/4/2015	2,390,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$5,500,000		California PCFA, (Series 2012) Weekly VRDNs (The Ratto Group of Companies, Inc.)/(MUFG Union Bank, N.A. LOC), 0.040%, 2/4/2015	$5,500,000
2,825,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.050%, 2/4/2015	2,825,000
2,205,000		California PCFA, (Series 2014) Weekly VRDNs (Bay Counties Waste Services, Inc.)/(Comerica Bank LOC), 0.050%, 2/4/2015	2,205,000
2,905,000		California PCFA, (Series 2014) Weekly VRDNs (Garden City Sanitation, Inc.)/(MUFG Union Bank, N.A. LOC), 0.050%, 2/4/2015	2,905,000
1,170,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.050%, 2/4/2015	1,170,000
10,000,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/4/2015	10,000,000
3,855,000		California PCFA, (Series 2014) Weekly VRDNs (Zerep Management Corp.)/(Comerica Bank LOC), 0.050%, 2/4/2015	3,855,000
7,500,000	[3,4]	California State, SPEARs (Series DBE-1387) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/5/2015	7,500,000
2,300,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 0.350%, 2/5/2015	2,300,000
3,380,000		California Statewide Communities Development Authority IDRB, (Series 2006) Weekly VRDNs (Gateway Circle LLC)/(Citibank NA, New York LOC), 0.120%, 2/5/2015	3,380,000
5,500,000		California Statewide Communities Development Authority, Gas Supply Variable Rate Revenue Bonds (Series 2010) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.020%, 2/5/2015	5,500,000
13,285,000	[3,4]	Chino Basin, CA Regional Financing Authority, SPEARs (Series DBE-500) Weekly VRDNs (Inland Empire Utilities Agency)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.070%, 2/5/2015	13,285,000
15,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.09%, 2/5/2015	15,000,000
6,000,000	[3,4]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 3), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.110%, 2/5/2015	6,000,000
7,735,000	[3,4]	San Francisco, CA City & County Airport Commission, SPEARs (Series DBE-1381) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/5/2015	7,735,000
6,000,000	[3,4]	San Francisco, CA City & County Airport Commission, SPEARs (Series DBE-1382) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/5/2015	6,000,000
15,390,000	[3,4]	San Mateo County, CA CCD, SPEARs (Series DB-631) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 2/5/2015	15,390,000
		TOTAL	176,265,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Colorado—3.2%
$1,000,000		Boulder, CO Housing Authority, Broadway East Apartments (Series 2007) Weekly VRDNs (Broadway East Community LLP)/(U.S. Bank, N.A. LOC), 0.120%, 2/5/2015	$1,000,000
2,300,000		Colorado HFA (Class I Bonds), (Series 2005A) Weekly VRDNs (Closet Factory)/(FHLB of Topeka LOC), 0.070%, 2/5/2015	2,300,000
3,225,000		Colorado HFA (Class I Bonds), (Series 2007A) Weekly VRDNs (Ready Foods, Inc.)/(U.S. Bank, N.A. LOC), 0.070%, 2/5/2015	3,225,000
15,000,000	[3,4]	Denver, CO City & County Airport Authority, RBC Muni Trust (Series E-25) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.040%, 2/5/2015	15,000,000
7,500,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-1386) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/5/2015	7,500,000
14,825,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-467) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/5/2015	14,825,000
34,750,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-485) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.170%, 2/5/2015	34,750,000
		TOTAL	78,600,000
		Connecticut—4.5%
2,700,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.030%, 2/4/2015	2,700,000
107,645,000		Connecticut State HFA, (2008 Series E) Weekly VRDNs (Bank of America N.A. LIQ), 0.050%, 2/5/2015	107,645,000
		TOTAL	110,345,000
		District of Columbia—0.2%
3,695,000	[3,4]	Metropolitan Washington, DC Airports Authority, SPEARs (Series DB-505) Weekly VRDNs (Deutsche Bank AG LIQ), 0.070%, 2/5/2015	3,695,000
		Florida—6.2%
995,000	[3,4]	Broward County, FL School Board, SPEARs (Series DBE-580) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/5/2015	995,000
16,795,000		Citizens Property Insurance Corp. FL, Senior Secured Bonds (Series 2010A-1), 5.00% Bonds (Citizens Property Insurance Coastal Account), 6/1/2015	17,059,356
645,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida AMT)/(Series 2009-75) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	645,000
1,615,000	[3,4]	Florida Housing Finance Corp., Clipper Tax-Exempt Certificates Trust (Series 2009-21) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	1,615,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$3,345,000	[3,4]	Florida Housing Finance Corp., MERLOTS (Series 2006-B17), 0.20% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	$3,345,000
10,285,000	[3,4]	Hillsborough County, FL Aviation Authority, SPEARs (Series DBE-645) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.120%, 2/5/2015	10,285,000
4,200,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/4/2015	4,200,000
5,300,000		Jacksonville, FL, Transportation Revenue Bonds (Series 2008A) Weekly VRDNs (Jacksonville, FL Transportation Authority)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2015	5,300,000
17,093,000	[3,4]	Miami-Dade County, FL Aviation, Clipper Tax-Exempt Certificates Trust (Series 2009-24) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.150%, 2/5/2015	17,093,000
62,600,000	[3,4]	Miami-Dade County, FL Aviation, SPEARs (Series DBE-459) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.140%, 2/5/2015	62,600,000
18,785,000		St. Lucie County, FL Solid Waste Disposal, (Series 2003) Daily VRDNs (Florida Power & Light Co.), 0.020%, 2/2/2015	18,785,000
8,830,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 2/6/2015	8,830,000
		TOTAL	150,752,356
		Georgia—5.0%
5,400,000		Bulloch County, GA Development Authority, (Series 1999) Weekly VRDNs (Apogee Enterprises, Inc.)/(Comerica Bank LOC), 0.120%, 2/5/2015	5,400,000
10,000,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.040%, 2/2/2015	10,000,000
20,000,000		Burke County, GA Development Authority, (Third Series 2012) Daily VRDNs (Georgia Power Co.), 0.030%, 2/2/2015	20,000,000
9,000,000		Fulton County, GA Development Authority, (Series 2004) Weekly VRDNs (Hidden Creste Apartments)/(Mizuho Bank Ltd. LOC), 0.050%, 2/5/2015	9,000,000
18,125,000	[3,4]	Georgia State HFA, MERLOTS (Series 2006-B11), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	18,125,000
7,700,000		Gordon County, GA Development Authority, (Series 2007) Weekly VRDNs (Pine Hall Brick Co., Inc.)/(Branch Banking & Trust Co. LOC), 0.080%, 2/5/2015	7,700,000
1,950,000		Gwinnett County, GA Development Authority Weekly VRDNs (Commercial Truck & Van Equipment)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 2/5/2015	1,950,000
3,800,000		Heard County, GA Development Authority, (First Series 1996) Daily VRDNs (Georgia Power Co.), 0.050%, 2/2/2015	3,800,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Georgia—continued
$8,000,000	Heard County, GA Development Authority, (First Series 2007) Daily VRDNs (Georgia Power Co.), 0.030%, 2/2/2015	$8,000,000
11,600,000	Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.050%, 2/5/2015	11,600,000
10,750,000	Savannah, GA EDA, (Series 1995A) Weekly VRDNs (Home Depot, Inc.), 0.050%, 2/4/2015	10,750,000
15,000,000	Wayne County, GA, IDA, (Series 2000) Weekly VRDNs (Rayonier, Inc.)/(Bank of America N.A. LOC), 0.060%, 2/4/2015	15,000,000
	TOTAL	121,325,000
	Hawaii—0.1%
2,350,000	Hawaii State Department of Budget & Finance, (Series 1991) Weekly VRDNs (Wailuku River Hydroelectric)/(MUFG Union Bank, N.A. LOC), 0.080%, 2/3/2015	2,350,000
	Idaho—0.5%
11,000,000	Power County, ID IDC, (Series 2012) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/4/2015	11,000,000
	Illinois—1.1%
525,000	Arlington Heights, IL, (Series 1997) Weekly VRDNs (3E Graphics & Printing)/(BMO Harris Bank, N.A. LOC), 0.300%, 2/5/2015	525,000
3,490,000	Chicago, IL MFH Revenue, (Series 2003) Weekly VRDNs (Churchview Supportive Living L.P.)/(BMO Harris Bank, N.A. LOC), 0.100%, 2/5/2015	3,490,000
1,110,000	Chicago, IL MFH Revenue, (Series 2007: Renaissance Place Apartments) Weekly VRDNs (RPA LP)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/5/2015	1,110,000
5,000,000	Chicago, IL O'Hare International Airport, Special Facility Revenue Bonds (Series 1990) Weekly VRDNs (Compagnie Nationale Air France Project)/(Societe Generale, Paris LOC), 0.070%, 2/4/2015	5,000,000
8,628,000	Chicago, IL, (Series D-1), 0.10% CP (Chicago, IL O'Hare International Airport)/(BMO Harris Bank, N.A. LOC), Mandatory Tender 6/23/2015	8,628,000
1,235,000	Crystal Lake, IL IDA, (Series 2006) Weekly VRDNs (Millennium Electronics, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 2/5/2015	1,235,000
1,370,000	Illinois Development Finance Authority IDB Weekly VRDNs (R.A. Zweig, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/4/2015	1,370,000
2,615,000	Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 0.150%, 2/5/2015	2,615,000
3,465,000	Illinois Finance Authority, (Series 2008) Weekly VRDNs (Kenall Manufacturing Co.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/5/2015	3,465,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Illinois—continued
$375,000	Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.280%, 2/5/2015	$375,000
	TOTAL	27,813,000
	Indiana—4.1%
8,000,000	Bartholomew Consolidated School Corp., IN, 2.00% TANs, 12/31/2015	8,111,110
7,250,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.050%, 2/5/2015	7,250,000
1,600,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	1,600,000
7,400,000	Indianapolis, IN MFH, (Series 2007A: Forest Ridge Apartments) Weekly VRDNs (Pedcor Investments-2006-LXXXVIII LP)/(Citizens Bank, N.A., Providence LOC), 0.190%, 2/5/2015	7,400,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.040%, 2/5/2015	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.050%, 2/5/2015	6,000,000
5,150,000	Portage, IN, (Series 1999) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.230%, 2/5/2015	5,150,000
10,000,000	Portage, IN, PCRB (Series 1998-A) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.230%, 2/5/2015	10,000,000
1,000,000	Portage, IN, PCRB (Series 1998-B) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.230%, 2/5/2015	1,000,000
35,000,000	Posey County, IN EDA, (Series 2013A), 0.23% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury) 4/2/2015	35,000,000
10,000,000	Spencer County, IN PCA, (Series 1998) Weekly VRDNs (American Iron Oxide Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.230%, 2/5/2015	10,000,000
3,680,000	Spencer County, IN PCA, (Series 2000) Weekly VRDNs (American Iron Oxide Co.)/(Mizuho Bank Ltd. LOC), 0.230%, 2/5/2015	3,680,000
	TOTAL	100,191,110
	Iowa—1.0%
4,770,000	Iowa Finance Authority, (Series 2001A) Weekly VRDNs (U.S. Filter Water)/(Societe Generale, Paris LOC), 0.050%, 2/5/2015	4,770,000
7,700,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Ag Real Estate Iowa One, LP)/(AgriBank FCB LOC), 0.050%, 2/5/2015	7,700,000
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.070%, 2/5/2015	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.050%, 2/5/2015	6,000,000
	TOTAL	23,770,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Kansas—1.2%
$420,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Kansas-AMT)/(Series 2009-11) Weekly VRDNs (Sedgwick & Shawnee Counties, KS)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	$420,000
3,430,000		Dodge City, KS IDA, (Series 2000) Weekly VRDNs (Farmland National Beef Packing Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2015	3,430,000
25,000,000		Wichita, KS, (Series 270), 0.30% BANs, 10/15/2015	25,002,406
		TOTAL	28,852,406
		Kentucky—0.4%
10,000,000		Somerset, KY Industrial Building, (Series 2009) Weekly VRDNs (Armstrong Hardwood Flooring Co.)/(Bank of Nova Scotia, Toronto LOC), 0.050%, 2/5/2015	10,000,000
		Louisiana—1.3%
4,900,000		Calcasieu Parish, LA, IDB, (Series 1998) Weekly VRDNs (HydroServe Westlake, LLC)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/4/2015	4,900,000
1,220,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Louisiana-AMT)/(Series 2009-10) Weekly VRDNs (Louisiana HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	1,220,000
4,630,000		Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.050%, 2/5/2015	4,630,000
6,900,000		Louisiana Public Facilities Authority, (Series 2007A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.020%, 2/2/2015	6,900,000
7,000,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.210%, 2/4/2015	7,000,000
6,000,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.200%, 2/4/2015	6,000,000
		TOTAL	30,650,000
		Maryland—0.2%
3,025,000	[3,4]	Maryland Community Development Administration—Residential Revenue, PUTTERs (Series 3364) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.060%, 2/5/2015	3,025,000
1,330,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/6/2015	1,330,000
1,700,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/5/2015	1,700,000
		TOTAL	6,055,000
		Massachusetts—3.0%
11,000,000		Assabet Valley, MA Regional Vocational School District, 1.00% BANs, 7/8/2015	11,033,925
3,675,000		Groveland, MA, 0.75% BANs, 6/19/2015	3,680,671
Semi-Annual Shareholder Report
9

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Massachusetts—continued
$3,220,125	Haverhill, MA, 1.00% BANs, 10/16/2015	$3,237,304
5,840,000	Massachusetts State Development Finance Agency, (Series 2007A) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.200%, 2/4/2015	5,840,000
2,585,000	Massachusetts State Development Finance Agency, (Series 2007B) Weekly VRDNs (Tabor Academy)/(Citizens Bank, N.A., Providence LOC), 0.200%, 2/4/2015	2,585,000
15,500,000	Massachusetts State HFA, (Quincy Point Series A), 0.33% TOBs (Escrow Account COL), Mandatory Tender 1/15/2016	15,500,000
2,500,000	Millis, MA, 0.55% BANs, 6/26/2015	2,501,972
2,671,500	Nahant, MA, 1.00% BANs, 7/17/2015	2,679,967
2,900,000	Pentucket, MA Regional School District, 0.45% BANs, 2/6/2015	2,900,059
3,754,000	Rockland, MA, 0.60% BANs, 6/30/2015	3,757,050
10,000,000	Springfield, MA, 0.75% BANs, 2/13/2015	10,001,695
10,000,000	Springfield, MA, 1.00% BANs, 2/13/2015	10,002,377
	TOTAL	73,720,020
	Michigan—4.4%
1,305,000	Genesee County, MI EDC, (Series 2000) Weekly VRDNs (Dee Cramer, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.180%, 2/5/2015	1,305,000
5,500,000	Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 0.100%, 2/5/2015	5,500,000
3,610,000	Kent Hospital Finance Authority, MI, (Spectrum Health), MVRENs (Series 2015A), 0.100%, 2/5/2015	3,610,000
1,340,000	Michigan Higher Education Facilities Authority, (Series 2008) Weekly VRDNs (Davenport University, MI)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 2/6/2015	1,340,000
25,805,000	Michigan State Housing Development Authority, (2005 Series A) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.090%, 2/4/2015	25,805,000
2,400,000	Michigan State Housing Development Authority, (Series 2007C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/4/2015	2,400,000
29,000,000	Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.090%, 2/4/2015	29,000,000
3,600,000	Michigan State Strategic Fund Weekly VRDNs (Bishop Creek LLC)/(Comerica Bank LOC), 0.120%, 2/5/2015	3,600,000
1,585,000	Michigan State Strategic Fund, (Series 2007) Weekly VRDNs (Lapeer Industries, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/5/2015	1,585,000
2,300,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.180%, 2/6/2015	2,300,000
2,665,000	Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.160%, 2/6/2015	2,665,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$27,235,000	[3,4]	Wayne County, MI Airport Authority, SPEARs (Series DBE-652) Weekly VRDNs (GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.110%, 2/5/2015	$27,235,000
		TOTAL	106,345,000
		Minnesota—0.6%
360,000		Blue Earth, MN, (Series 2006) Weekly VRDNs (Nortech Systems, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/5/2015	360,000
1,000,000		Coon Rapids, MN, (Series 1999) Weekly VRDNs (Assurance Mfg. Co., Inc.)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/5/2015	1,000,000
1,700,000		Hennepin County, MN Housing and Redevelopment Authority, (Series 2001) Weekly VRDNs (City Apartments at Loring Park)/(FNMA LOC), 0.050%, 2/5/2015	1,700,000
1,120,000		Melrose, MN, (Series 2008) Weekly VRDNs (Proliant Dairy, Inc.)/(Bank of America N.A. LOC), 0.100%, 2/5/2015	1,120,000
4,965,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Harbor Lane Apartments)/(FNMA LOC), 0.050%, 2/5/2015	4,965,000
4,930,000		St. Anthony, MN, (Series 2007) Weekly VRDNs (Landings at Silver Lake Village)/(FHLB of Des Moines LOC), 0.080%, 2/6/2015	4,930,000
390,000		St. Paul, MN Port Authority, (Series 2002-11) Weekly VRDNs (Camada Ltd. Partnership)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/5/2015	390,000
		TOTAL	14,465,000
		Mississippi—1.7%
940,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Mississippi-AMT)/(Series 2009-14) Weekly VRDNs (Mississippi Home Corp.)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	940,000
9,570,000		Mississippi Home Corp., (Series 1999C) Weekly VRDNs (Summer Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2015	9,570,000
6,500,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.050%, 2/5/2015	6,500,000
9,330,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2015	9,330,000
9,670,000		Mississippi Home Corp., (Series 2006-2) Weekly VRDNs (Bradford Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2015	9,670,000
6,075,000		Mississippi Home Corp., (Series 2006-5) Weekly VRDNs (Ashton Park Apartments)/(Mizuho Bank Ltd. LOC), 0.050%, 2/5/2015	6,075,000
		TOTAL	42,085,000
		Multi-State—15.9%
8,962,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-13) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 2/5/2015	8,962,000
505,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-68) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 2/5/2015	505,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Multi-State—continued
$4,015,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-77) Weekly VRDNs (GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.170%, 2/5/2015	$4,015,000
3,656,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Multi-State AMT)/(Series 2009-78) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.170%, 2/5/2015	3,656,000
53,425,000	[3,4]	FHLMC, Eagles (Series 2008-0055F) Weekly VRDNs (GTD by FHLMC)/(FHLMC LIQ), 0.050%, 2/5/2015	53,425,000
9,895,000		FHLMC, Floater Certificates (Series M015-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.050%, 2/5/2015	9,895,000
16,960,000		FHLMC, Floater Certificates (Series M017-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.050%, 2/5/2015	16,960,000
23,296,000		FHLMC, Floater Certificates (Series M020-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.050%, 2/5/2015	23,296,000
85,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.110%, 2/5/2015	85,300,000
5,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 2/5/2015	5,000,000
91,300,000	[3,4]	Nuveen Dividend Advantage Municipal Fund 2, (Series 2), Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.120%, 2/5/2015	91,300,000
30,000,000	[3,4]	Nuveen Insured Municipal Opportunity Fund, (Series 1), Weekly VRDPs, (Citibank N.A. LIQ), 0.110%, 2/5/2015	30,000,000
25,000,000	[3,4]	Nuveen Municipal Market Opportunity Fund, Inc., (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.140%, 2/5/2015	25,000,000
30,000,000	[3,4]	Nuveen Premium Income Municipal Fund 2, Inc., (4,895 Series 1), Weekly VRDPs, (Barclays Bank PLC LIQ), 0.110%, 2/5/2015	30,000,000
		TOTAL	387,314,000
		Nevada—1.8%
43,955,000		Clark County, NV Airport System, (Series C-1), 2.50% Bonds, 7/1/2015	44,364,606
		New Hampshire—0.1%
3,420,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.120%, 2/2/2015	3,420,000
		New Jersey—4.4%
5,639,155		Boonton, NJ, 1.00% BANs, 11/20/2015	5,664,283
5,700,000		Carteret, NJ, 1.00% BANs, 2/6/2015	5,700,308
5,000,000	[3,4]	Garden State Preservation Trust, NJ, PUTTERs (Series 2865Z) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.170%, 2/5/2015	5,000,000
14,557,527		Morristown, NJ, 1.00% BANs, 6/12/2015	14,589,747
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—continued
$5,615,000		New Jersey Health Care Facilities Financing Authority, (Series 1997) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.250%, 2/4/2015	$5,615,000
5,350,000		New Jersey State, (Series H), 5.25% Bonds (Assured Guaranty Municipal Corp. INS), 7/1/2015	5,458,640
25,000,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/2/2015	25,000,000
6,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 2), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 2/5/2015	6,000,000
16,000,000	[3,4]	Nuveen New Jersey Dividend Advantage Municipal Fund, (NXJ Series 3), Weekly VRDPs, (Royal Bank of Canada LIQ), 0.100%, 2/5/2015	16,000,000
17,102,000		South River, NJ, 1.00% BANs, 12/15/2015	17,190,618
		TOTAL	106,218,596
		New Mexico—0.2%
100,000		Albuquerque, NM IDRB, (Series 1996) Weekly VRDNs (Rose's Southwest Papers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/5/2015	100,000
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.130%, 2/5/2015	3,400,000
550,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 0.290%, 2/4/2015	550,000
		TOTAL	4,050,000
		New York—10.4%
9,628,858		Afton, NY CSD, 1.00% BANs, 6/26/2015	9,653,607
2,525,000		Berlin, NY CSD, 1.00% BANs, 6/30/2015	2,529,092
7,870,262		Brasher Falls, NY CSD, 1.00% BANs, 6/22/2015	7,884,761
6,883,047		Dundee, NY CSD, 0.75% BANs, 6/18/2015	6,894,621
10,000,000		Frontier, NY CSD, 0.75% BANs, 7/22/2015	10,014,422
5,700,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	5,735,484
5,000,000		Harpursville, NY CSD, (Series 2014B), 1.00% BANs, 7/23/2015	5,014,066
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.050%, 2/5/2015	5,590,000
6,015,000		Hornell, NY City School District, 0.75% BANs, 6/26/2015	6,024,752
10,000,000		Ithaca, NY, (Series 2014A), 0.75% BANs, 2/19/2015	10,002,604
5,650,000		Jamestown, NY City School District, 0.75% BANs, 6/25/2015	5,658,426
10,000,000		Mt. Vernon, NY City School District, 1.00% BANs, 8/20/2015	10,017,918
Semi-Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$4,375,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.140%, 2/5/2015	$4,375,000
14,000,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.040%, 2/2/2015	14,000,000
9,340,000		New York City, NY, (Series 2013D-3) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/2/2015	9,340,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 0.140%, 2/4/2015	24,880,000
8,600,000		New York State HFA, (Series 2000A) Weekly VRDNs (1501 Associates LP)/(FNMA LOC), 0.030%, 2/4/2015	8,600,000
19,910,000		New York State Mortgage Agency, (Series 139) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/2/2015	19,910,000
4,835,000	[3,4]	New York State Mortgage Agency, ROCs (Series 11702) Weekly VRDNs (Citibank NA, New York LIQ), 0.080%, 2/5/2015	4,835,000
11,880,000		North Tonawanda, NY City School District, 1.00% BANs, 9/17/2015	11,934,024
5,775,000		Oceanside, NY Union Free School District, 0.75% TANs, 6/19/2015	5,786,306
20,000,000		Ogdensburg, NY Enlarged City School District, 1.00% BANs, 6/23/2015	20,044,945
4,500,000		Oswego, NY City School District, 0.75% BANs, 7/23/2015	4,507,380
6,400,000		Oxford Academy and CSD, NY, (Series 2014), 0.75% BANs, 6/26/2015	6,409,102
15,150,000		Rochester, NY, 2.00% BANs, 8/10/2015	15,289,259
1,720,000		Rockland County, NY IDA, (Series 2001) Weekly VRDNs (Gussack Realty Co./Tappan Wire and Cable, Inc.)/(Citizens Bank, N.A., Providence LOC), 0.180%, 2/4/2015	1,720,000
6,580,000		Utica, NY Industrial Development Agency Civic Facility, (Series 2006) Weekly VRDNs (Munson-Williams-Proctor Arts Institute)/(Citizens Bank, N.A., Providence LOC), 0.200%, 2/5/2015	6,580,000
10,000,000		Wappingers, NY CSD, (Series 2014C), 1.00% BANs, 12/15/2015	10,062,271
		TOTAL	253,293,040
		North Carolina—0.3%
1,000,000		Charlotte-Mecklenburg Hospital Authority, NC, (Series 2007B) Daily VRDNs (Carolinas HealthCare System)/(JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/2/2015	1,000,000
1,500,000		North Carolina HFA, (Series 17-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.030%, 2/4/2015	1,500,000
4,345,000		North Carolina HFA, (Series 18-C) Daily VRDNs (TD Bank, N.A. LIQ), 0.030%, 2/4/2015	4,345,000
1,480,000	[3,4]	North Carolina HFA, MERLOTS (Series 2008-C20) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.080%, 2/4/2015	1,480,000
		TOTAL	8,325,000
Semi-Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Dakota—0.2%
$5,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/4/2015	$5,000,000
125,000		Hebron, ND IDA, (Series 1998) Weekly VRDNs (Dacco, Inc.)/(U.S. Bank, N.A. LOC), 0.110%, 2/5/2015	125,000
		TOTAL	5,125,000
		Oklahoma—0.4%
8,000,000		Broken Arrow, OK EDA Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 0.080%, 2/5/2015	8,000,000
1,442,501	[3,4]	Clipper Tax-Exempt Certificates Trust (Oklahoma AMT)/(Series 2009-5) Weekly VRDNs (Oklahoma HFA)/(GNMA COL)/(State Street Bank and Trust Co. LIQ), 0.140%, 2/5/2015	1,442,501
		TOTAL	9,442,501
		Oregon—1.8%
24,650,000		Oregon State Housing and Community Services Department, Single-Family Mortgage Program (2008 Series I) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.050%, 2/5/2015	24,650,000
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2015	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.070%, 2/5/2015	10,000,000
		TOTAL	44,650,000
		Pennsylvania—1.1%
2,000,000		Pennsylvania EDFA, (Series 2006) Weekly VRDNs (AMC Delancey Traditions of Hershey Partners, L.P.)/(FHLB of Pittsburgh LOC), 0.040%, 2/5/2015	2,000,000
15,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1005) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.250%, 2/5/2015	15,000,000
10,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1006) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.250%, 2/5/2015	10,000,000
		TOTAL	27,000,000
		South Carolina—0.9%
8,000,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 0.230%, 2/4/2015	8,000,000
6,000,000		Berkeley County, SC IDB, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.190%, 2/4/2015	6,000,000
Semi-Annual Shareholder Report
15

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	South Carolina—continued
$6,935,000	South Carolina Jobs-EDA, IDBs (Series 2008) Weekly VRDNs (South Carolina Electric and Gas)/(TD Bank, N.A. LOC), 0.030%, 2/5/2015	$6,935,000
	TOTAL	20,935,000
	South Dakota—0.5%
8,410,000	South Dakota EDFA, (Series 1996) Weekly VRDNs (Hastings Filters, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.060%, 2/5/2015	8,410,000
3,000,000	South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.050%, 2/5/2015	3,000,000
	TOTAL	11,410,000
	Tennessee—2.1%
3,500,000	Jackson, TN Health Educational & Housing Facilities Board Multifamily Revenue, (Series 1998) Weekly VRDNs (Park Ridge Apartments)/(Wells Fargo Bank, N.A. LOC), 0.050%, 2/5/2015	3,500,000
12,800,000	Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 0.230%, 2/4/2015	12,800,000
33,890,000	Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series V-A-1) Weekly VRDNs (Metropolitan Knoxville, TN Airport Authority)/(Branch Banking & Trust Co. LOC), 0.090%, 2/4/2015	33,890,000
	TOTAL	50,190,000
	Texas—3.3%
2,300,000	Calhoun, TX Port Authority, (Series 2011A) Weekly VRDNs (Formosa Plastic Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.030%, 2/5/2015	2,300,000
11,200,000	Calhoun, TX Port Authority, (Series 2011B) Weekly VRDNs (Formosa Plastic Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.030%, 2/5/2015	11,200,000
10,000,000	Calhoun, TX Port Authority, (Series 2011C) Weekly VRDNs (Formosa Plastic Corp.)/(Sumitomo Mitsui Banking Corp. LOC), 0.030%, 2/5/2015	10,000,000
2,100,000	Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (DARE Investments)/(AgriBank FCB LOC), 0.050%, 2/5/2015	2,100,000
2,950,000	Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.050%, 2/5/2015	2,950,000
3,000,000	Dallam County, TX IDC, (Series 2006) Weekly VRDNs (Dalhart Jersey Ranch, Inc.)/(CoBank, ACB LOC), 0.050%, 2/5/2015	3,000,000
16,150,000	Gulf Coast, TX Waste Disposal Authority, (Series 2003) Weekly VRDNs (American Acryl LP)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.040%, 2/5/2015	16,150,000
2,500,000	Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	2,500,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$20,000,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	$20,000,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 0.230%, 2/4/2015	4,000,000
7,130,000	[3,4]	Texas State, MERLOTS (Series 2008-C47), 0.19% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	7,130,000
		TOTAL	81,330,000
		Utah—0.2%
4,700,000		Murray City, Utah Hospital Revenue, (Series 2005A) Daily VRDNs (IHC Health Services, Inc.)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/2/2015	4,700,000
1,005,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.160%, 2/5/2015	1,005,000
		TOTAL	5,705,000
		Washington—3.0%
2,350,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 0.180%, 2/5/2015	2,350,000
575,000		Port of Pasco, WA Economic Development Corp., (Series 1996) Weekly VRDNs (Douglas Fruit Co., Inc.)/(U.S. Bank, N.A. LOC), 0.090%, 2/5/2015	575,000
2,465,000		Washington State EDFA, (Series 2000C) Weekly VRDNs (AMI-Moore LLC)/(Key Bank, N.A. LOC), 0.240%, 2/5/2015	2,465,000
7,375,000		Washington State EDFA, (Series 2001E) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.110%, 2/5/2015	7,375,000
1,000,000		Washington State EDFA, (Series 2001L) Weekly VRDNs (Darigold, Inc./WestFarm Foods)/(Bank of America N.A. LOC), 0.110%, 2/5/2015	1,000,000
15,930,000		Washington State EDFA, (Series 2005B) Weekly VRDNs (Harold LeMay Enterprises, Inc.)/(Bank of America N.A. LOC), 0.060%, 2/4/2015	15,930,000
10,000,000		Washington State EDFA, (Series 2007A) Weekly VRDNs (Delta Marine Industries, Inc.)/(Key Bank, N.A. LOC), 0.220%, 2/5/2015	10,000,000
3,925,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.140%, 2/5/2015	3,925,000
9,000,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of America N.A. LOC), 0.060%, 2/4/2015	9,000,000
16,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0.170%, 2/5/2015	16,000,000
5,560,000		Washington State Housing Finance Commission: MFH, (Series 2007) Weekly VRDNs (Clark Island LP)/(FHLMC LOC), 0.070%, 2/5/2015	5,560,000
		TOTAL	74,180,000
Semi-Annual Shareholder Report
17

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—0.9%
$4,000,000	Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.240%, 2/5/2015	$4,000,000
2,595,000	Kiel, WI IDA, (Series 2007) Weekly VRDNs (Polar Ware Co.)/(Wells Fargo Bank, N.A. LOC), 0.090%, 2/5/2015	2,595,000
3,850,000	Lancaster, WI IDRB, (Series 2007) Weekly VRDNs (Woolwich Dairy (USA), Inc.)/(BMO Harris Bank, N.A. LOC), 0.140%, 2/5/2015	3,850,000
1,390,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 0.220%, 2/5/2015	1,390,000
9,700,000	Wisconsin Housing & EDA, Home Ownership Revenue (Series 2006A) Weekly VRDNs (FHLB of Chicago LIQ), 0.040%, 2/5/2015	9,700,000
	TOTAL	21,535,000
	Wyoming—0.2%
5,700,000	Sweetwater County, WY Environmental Improvement, (Series 2007) Weekly VRDNs (Simplot Phosphates LLC)/(Rabobank Nederland NV, Utrecht LOC), 0.050%, 2/4/2015	5,700,000
	TOTAL MUNICIPAL INVESTMENTS—99.9% (AT AMORTIZED COST)[5]	2,435,446,635
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	1,834,475
	TOTAL NET ASSETS—100%	$2,437,281,110
Securities that are subject to the federal alternative minimum tax (AMT) represent 70.6% of the portfolio as calculated based upon total market value.
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
96.8%	3.2%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $723,273,501, which represented 29.7% of total net assets.
Semi-Annual Shareholder Report
18

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $723,273,501, which represented 29.7% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
19

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB(s)	—Industrial Development Bond(s)
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
INS	—Insured
LIQ	—Liquidity Agreement
LOC(s)	—Letter of Credit(s)
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
PCA	—Pollution Control Authority
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.001	0.002	0.003
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.001	0.002	0.003
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.003)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.05%	0.15%	0.20%	0.27%
Ratios to Average Net Assets:
Net expenses	0.13%[3]	0.16%	0.21%	0.21%[4]	0.21%[4]	0.22%
Net investment income	0.01%[3]	0.01%	0.06%	0.14%	0.20%	0.26%
Expense waiver/reimbursement[5]	0.17%[3]	0.14%	0.09%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,093,213	$1,242,908	$1,229,003	$2,268,337	$2,802,916	$3,472,460
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.21% and 0.21% for the years ended July 31, 2012 and 2011, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$2,435,446,635
Cash		90,371
Income receivable		1,802,536
Receivable for shares sold		572
Prepaid expenses		8,588
TOTAL ASSETS		2,437,348,702
Liabilities:
Payable for shares redeemed	$788
Income distribution payable	6,680
Payable to adviser (Note 4)	2,719
Payable for Directors'/Trustees' fees (Note 4)	689
Payable for portfolio accounting fees	31,466
Payable for other service fees (Note 4)	5,324
Payable for share registration costs	19,926
TOTAL LIABILITIES		67,592
Net assets for 2,437,295,802 shares outstanding		$2,437,281,110
Net Assets Consist of:
Paid-in capital		$2,437,275,491
Accumulated net realized gain on investments		5,771
Distributions in excess of net investment income		(152)
TOTAL NET ASSETS		$2,437,281,110
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$1,093,213,253 ÷ 1,093,212,639 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$775,620,972 ÷ 775,634,373 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$568,446,885 ÷ 568,448,790 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$1,866,092
Expenses:
Investment adviser fee (Note 4)		$2,618,212
Administrative fee (Note 4)		1,024,602
Custodian fees		45,086
Transfer agent fee		15,440
Directors'/Trustees' fees (Note 4)		9,143
Auditing fees		10,586
Legal fees		9,365
Portfolio accounting fees		99,129
Other service fees (Note 2)		1,234,278
Share registration costs		44,892
Printing and postage		26,460
Miscellaneous (Note 4)		13,627
TOTAL EXPENSES		5,150,820
Waivers:
Waiver of investment adviser fee (Note 4)	$(2,181,038)
Waiver of other operating expenses (Note 2)	(1,234,278)
TOTAL WAIVERS		(3,415,316)
Net expenses			1,735,504
Net investment income			130,588
Net realized gain on investments			5,788
Change in net assets resulting from operations			$136,376
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
23

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$130,588	$304,221
Net realized gain on investments	5,788	127,040
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	136,376	431,261
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(58,255)	(137,382)
Service Shares	(39,694)	(80,534)
Capital Shares	(32,957)	(79,858)
Distributions from net realized gain on investments
Institutional Shares	(53,503)	(90,581)
Service Shares	(38,012)	(50,658)
Capital Shares	(28,429)	(53,336)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(250,850)	(492,349)
Share Transactions:
Proceeds from sale of shares	2,341,889,679	5,200,389,388
Net asset value of shares issued to shareholders in payment of distributions declared	173,128	345,466
Cost of shares redeemed	(2,594,105,362)	(5,205,786,520)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(252,042,555)	(5,051,666)
Change in net assets	(252,157,029)	(5,112,754)
Net Assets:
Beginning of period	2,689,438,139	2,694,550,893
End of period (including undistributed (distributions in excess of) net investment income of $(152) and $166, respectively)	$2,437,281,110	$2,689,438,139
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
24

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Service Shares and Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
25

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$904,737	$(904,737)
Capital Shares	329,541	(329,541)
TOTAL	$1,234,278	$(1,234,278)
For the six months ended January 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
26

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2A-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,197,779,148	$1,197,779,148	2,512,551,712	$2,512,551,712
Shares issued to shareholders in payment of distributions declared	53,783	53,783	118,921	118,921
Shares redeemed	(1,347,474,494)	(1,347,474,494)	(2,498,737,396)	(2,498,737,396)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(149,641,563)	$(149,641,563)	13,933,237	$13,933,237
Semi-Annual Shareholder Report
27

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	769,693,700	$769,693,700	1,682,637,326	$1,682,637,326
Shares issued to shareholders in payment of distributions declared	68,263	68,263	113,962	113,962
Shares redeemed	(742,090,065)	(742,090,065)	(1,673,316,317)	(1,673,316,317)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	27,671,898	$27,671,898	9,434,971	$9,434,971

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	374,416,831	$374,416,831	1,005,200,350	1,005,200,350
Shares issued to shareholders in payment of distributions declared	51,082	51,082	112,583	112,583
Shares redeemed	(504,540,803)	(504,540,803)	(1,033,732,807)	(1,033,732,807)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(130,072,890)	$(130,072,890)	(28,419,874)	$(28,419,874)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(252,042,555)	$(252,042,555)	(5,051,666)	$(5,051,666)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $2,181,038 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Semi-Annual Shareholder Report
28

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.46% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $598,795,000 and $905,205,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report
29

7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
30

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$0.66
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.55	$0.66
1	Expenses are equal to the Fund's annualized net expense ratio of 0.13%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively
Semi-Annual Shareholder Report
31

Evaluation and Approval of Advisory Contract–May 2014
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
32

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
33

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
34

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
35

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
36

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
37

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
38

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
39

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
34427 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Institutional	PCOXX
Service	PRCXX
Capital	PCCXX

Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	33.3%
Commercial Paper and Notes	31.7%
Variable Rate Instruments	16.4%
Other Repurchase Agreements and Repurchase Agreements	19.5%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	41.4%[4]
8-30 Days	11.8%
31-90 Days	31.3%
91-180 Days	12.7%
181 Days or more	3.7%
Other Assets and Liabilities—Net[2]	(0.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, bank notes, commercial paper, corporate bonds and corporate notes.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 15.5% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.5%
		Finance - Automotive—0.3%
$3,018,311	[1,2]	ARI Fleet Lease Trust 2014-A, Class A1, 0.250%, 4/15/2015	$3,018,311
18,597,817		AmeriCredit Automobile Receivables Trust 2014-4, Class A1, 0.250%, 12/8/2015	18,597,817
22,768,352		Santander Drive Auto Receivables Trust 2014-4, Class A1, 0.250%, 9/15/2015	22,768,352
		TOTAL	44,384,480
		Finance - Equipment—0.2%
35,214,620	[1,2]	CIT Equipment Collateral 2014-VT1, Class A1, 0.300%, 12/21/2015	35,214,620
		TOTAL ASSET-BACKED SECURITIES	79,599,100
		BANK NOTE—0.7%
		Finance - Banking—0.7%
115,000,000		Bank of America N.A., 0.220%, 4/10/2015	115,000,000
		CERTIFICATES OF DEPOSIT—26.9%
		Finance - Banking—26.9%
150,000,000		BMO Harris Bank, N.A., 0.250%, 2/23/2015	150,000,000
378,000,000		BNP Paribas SA, 0.230% - 0.240%, 3/4/2015 - 4/27/2015	378,000,000
100,000,000		Bank of Nova Scotia, Toronto, 0.250%, 3/3/2015	100,000,000
200,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	199,996,941
390,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.230%, 2/2/2015 - 5/8/2015	390,000,000
420,000,000		Credit Agricole Corporate and Investment Bank, 0.200% - 0.250%, 2/2/2015 - 4/7/2015	420,000,000
75,000,000		Credit Suisse, Zurich, 0.250%, 4/24/2015	75,000,000
155,000,000		DNB Bank ASA, 0.190%, 3/2/2015	155,000,000
497,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.240% - 0.260%, 3/23/2015 - 6/1/2015	497,000,000
490,000,000		Mizuho Bank Ltd., 0.200% - 0.260%, 2/6/2015 - 4/15/2015	490,000,000
270,000,000		Societe Generale, Paris, 0.230% - 0.250%, 3/10/2015 - 5/8/2015	270,000,000
238,000,000		Standard Chartered Bank PLC, 0.200% - 0.210%, 2/23/2015 - 3/11/2015	238,000,000
735,000,000		Sumitomo Mitsui Banking Corp., 0.220% - 0.260%, 2/6/2015 - 5/27/2015	735,000,000
130,000,000		Toronto Dominion Bank, 0.350%, 9/10/2015	130,000,000
		TOTAL CERTIFICATES OF DEPOSIT	4,227,996,941
Semi-Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—29.6%[3]
		Aerospace/Auto—0.2%
$25,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.260%, 6/8/2015	$24,977,070
		Finance - Banking—22.3%
91,000,000	[1,2]	ASB Finance Ltd., 0.220%, 4/27/2015	90,952,731
200,000,000	[1,2]	Barclays US Funding Corp., 0.100%, 2/2/2015	199,999,445
320,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301% - 0.351%, 4/1/2015 - 8/20/2015	319,630,306
31,300,000	[1,2]	Cancara Asset Securitization LLC, 0.170%, 2/2/2015	31,299,852
75,000,000		HSBC USA, Inc., 0.240%, 3/2/2015	74,985,501
521,000,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 2/3/2015 - 3/6/2015	520,941,586
448,000,000	[1,2]	JPMorgan Securities LLC, 0.331% - 0.401%, 2/27/2015 - 9/29/2015	447,138,057
14,000,000	[1,2]	LMA-Americas LLC, 0.220% - 0.250%, 2/20/2015 - 3/17/2015	13,996,480
600,000,000		Lloyds Bank PLC, London, 0.120%, 2/3/2015	599,996,000
7,500,000		Los Angeles County, CA Metropolitan Transportation Authority (Series A-T-UB), (MUFG Union Bank, N.A. LOC), 0.190%, 2/10/2015	7,500,000
50,000,000	[1,2]	Matchpoint Master Trust, 0.230%, 2/27/2015	49,991,694
275,000,000	[1,2]	Mizuho Funding LLC, 0.245% - 0.250%, 4/2/2015 - 4/17/2015	274,869,010
105,000,000		National Australia Bank Ltd., Melbourne, 0.248%, 2/18/2015	105,000,000
67,500,000	[1,2]	National Australia Bank Ltd., Melbourne, 0.436%, 2/27/2015	67,544,156
526,500,000	[1,2]	Nationwide Building Society, 0.200% - 0.250%, 2/6/2015 - 3/23/2015	526,380,848
174,500,000	[1,2]	Societe Generale, Paris, 0.225% - 0.240%, 2/2/2015 - 3/18/2015	174,484,222
		TOTAL	3,504,709,888
		Finance - Commercial—5.0%
290,000,000	[1,2]	Alpine Securitization Corp., 0.230% - 0.250%, 2/25/2015 - 4/9/2015	289,900,463
388,000,000	[1,2]	Atlantic Asset Securitization LLC, 0.210% - 0.230%, 2/19/2015 - 4/14/2015	387,867,225
101,000,000	[1,2]	CIESCO, LLC, 0.240% - 0.250%, 2/17/2015 - 6/5/2015	100,963,833
9,600,000	[1,2]	Sheffield Receivables Company LLC, 0.250%, 3/23/2015	9,596,667
		TOTAL	788,328,188
		Finance - Retail—1.8%
30,000,000	[1,2]	Barton Capital LLC, 0.250%, 3/3/2015	29,993,750
80,000,000	[1,2]	CAFCO, LLC, 0.230% - 0.250%, 2/3/2015 - 6/4/2015	79,956,908
125,000,000	[1,2]	Chariot Funding LLC, 0.271%, 3/26/2015 - 8/20/2015	124,865,938
50,000,000	[1,2]	Salisbury Receivables Company LLC, 0.270%, 5/15/2015	49,961,375
		TOTAL	284,777,971
		Sovereign—0.3%
42,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 0.275%, 7/8/2015	41,949,629
		TOTAL COMMERCIAL PAPER	4,644,742,746
Semi-Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—0.8%
		Finance - Banking—0.4%
$1,750,000	[1,2]	Commonwealth Bank of Australia, 3.500%, 3/19/2015	$1,757,214
10,000,000		HSBC USA, Inc., 2.375%, 2/13/2015	10,006,791
49,099,000		Wells Fargo & Co., 1.250%, 2/13/2015	49,114,895
		TOTAL	60,878,900
		Finance - Commercial—0.4%
1,000,000		General Electric Capital Corp., 1.000%, 1/8/2016	1,004,614
34,030,000		General Electric Capital Corp., 1.625%, 7/2/2015	34,213,825
11,275,000		General Electric Capital Corp., 2.250%, 11/9/2015	11,430,151
733,000		General Electric Capital Corp., 4.375%, 9/21/2015	751,431
13,612,000		General Electric Capital Corp., 4.875%, 3/4/2015	13,664,698
		TOTAL	61,064,719
		Insurance—0.0%
6,650,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	6,741,919
		TOTAL CORPORATE BONDS	128,685,538
		CORPORATE NOTES—0.1%
		Finance - Banking—0.0%
400,000		Bank of Montreal, 0.800%, 11/6/2015	400,671
		Finance - Commercial—0.0%
4,035,000		General Electric Capital Corp., 0.483%, 4/14/2015	4,041,597
		Insurance—0.1%
2,000,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	2,011,018
7,781,000	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	7,965,689
1,700,000	[1,2]	New York Life Global Funding, 3.000%, 5/4/2015	1,711,666
		TOTAL	11,688,373
		TOTAL CORPORATE NOTES	16,130,641
		NOTES - VARIABLE—16.4%[4]
		Aerospace/Auto—1.8%
45,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.373%, 4/17/2015	45,000,000
140,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.374%, 5/5/2015	140,000,000
100,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.238%, 3/10/2015	100,000,000
		TOTAL	285,000,000
		Finance - Banking—13.6%
2,000,000		Albuquerque, NM IDRB, (Series 1997 El Canto, Inc.), (Wells Fargo Bank, N.A. LOC), 0.210%, 2/5/2015	2,000,000
3,535,000		Anchor Holdings LLC, (Series 2000), (U.S. Bank, N.A. LOC), 0.300%, 2/5/2015	3,535,000
Semi-Annual Shareholder Report
4

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$8,560,000	BJ Financing, LLC, (Series 2007A), (BMO Harris Bank, N.A. LOC), 0.150%, 2/5/2015	$8,560,000
24,000,000	Bank of Montreal, 0.297%, 2/12/2015	24,000,000
9,200,000	Bank of Montreal, Sr. Unsecured, 0.709%, 3/11/2015	9,225,493
75,000,000	Canadian Imperial Bank of Commerce, 0.348%, 2/24/2015	75,000,000
8,640,000	Capital Markets Access Co. LC, West Broad Holdings, LLC (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.150%, 2/5/2015	8,640,000
5,800,000	Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/4/2015	5,800,000
6,900,000	Connecticut Health and Educational Facilities Authority, (Series D) Griffin Hospital, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	6,900,000
69,760,000	Corporate Finance Managers, Inc., (Series B), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	69,760,000
4,780,000	Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 0.210%, 2/5/2015	4,780,000
7,065,000	Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	7,065,000
17,935,000	Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	17,935,000
100,000,000	JPMorgan Chase Bank, N.A., 0.309%, 2/23/2015	100,000,000
2,260,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.110%, 2/4/2015	2,260,000
200,000	Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 0.060%, 2/5/2015	200,000
25,000,000	Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 0.110%, 2/5/2015	25,000,000
1,950,000	Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	1,950,000
19,670,000	Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	19,670,000
4,900,000	PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	4,900,000
4,920,000	Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/4/2015	4,920,000
3,280,000	Physicians Real Estate LLP, (Wells Fargo Bank, N.A. LOC), 0.140%, 2/4/2015	3,280,000
50,000,000	Royal Bank of Canada, Montreal, 0.246%, 2/12/2015	50,000,000
53,000,000	Royal Bank of Canada, Montreal, 0.302%, 4/9/2015	53,000,000
325,000,000	Royal Bank of Canada, Montreal, 0.376%, 4/7/2015	325,000,000
14,225,000	Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	14,225,000
18,965,000	Salem Green, LLP, Salem Green Apartments Project, (Series 2010), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	18,965,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$8,730,000		San Juan Regional Medical Center, Inc., (Series 2007-B), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	$8,730,000
150,000,000		State Street Bank and Trust Co., 0.247%, 2/17/2015	150,000,000
15,000,000		State Street Bank and Trust Co., 0.305%, 4/1/2015	15,000,000
50,000,000		State Street Bank and Trust Co., 0.373%, 3/18/2015	50,000,000
11,750,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	11,750,000
150,000,000		Toronto Dominion Bank, 0.232%, 2/6/2015	150,000,000
75,000,000		Toronto Dominion Bank, 0.238%, 2/6/2015	75,000,000
75,000,000		Toronto Dominion Bank, 0.243%, 2/23/2015	75,000,000
250,000,000		Toronto Dominion Bank, 0.253%, 4/15/2015	250,000,000
100,000,000		Toronto Dominion Bank, 0.261%, 2/4/2015	100,000,000
298,100,000		U.S. Bank, N.A., 0.315%, 4/1/2015	298,208,852
1,120,000		University Church of Christ, (Wells Fargo Bank, N.A. LOC), 0.210%, 2/6/2015	1,120,000
460,000		Vista Grande Villa, (Bank of America N.A. LOC), 0.390%, 2/5/2015	460,000
50,000,000		Wells Fargo Bank, N.A., 0.367%, 3/20/2015	50,000,000
11,900,000		Woerner Holdings, Inc., (Series 2007), (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	11,900,000
11,230,000		World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.160%, 2/5/2015	11,230,000
2,280,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 0.180%, 2/4/2015	2,280,000
		TOTAL	2,127,249,345
		Finance - Commercial—0.7%
20,000,000	[1,2]	Fairway Finance Co. LLC, 0.169%, 2/23/2015	19,999,224
25,000,000	[1,2]	Fairway Finance Co. LLC, 0.207%, 2/13/2015	24,999,302
50,000,000		General Electric Capital Corp., 0.632%, 4/10/2015	50,082,907
6,105,000		General Electric Capital Corp., 0.851%, 4/8/2015	6,135,230
6,500,000	[1,2]	M3 Realty, LLC, (Series 2007), (General Electric Capital Corp. LOC), 0.240%, 2/5/2015	6,500,000
		TOTAL	107,716,663
		Finance - Retail—0.1%
12,500,000	[1,2]	Fosse Master Issuer PLC (Series 2014-1), Class A1, 0.288%, 2/18/2015	12,500,000
		Government Agency—0.2%
400,000		Augusta, GA Housing Authority, Westbury Creek Apartments Project (Series 2003 B), (FNMA LOC), 0.120%, 2/4/2015	400,000
515,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable (2002 Series C-T), (FNMA LOC), 0.100%, 2/5/2015	515,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Government Agency—continued
$885,000	Indianapolis, IN Economic Development MFH Revenue Bond, Revenue Bond (Series B), (FHLB of Indianapolis LOC), 0.400%, 2/5/2015	$885,000
25,000,000	Sunroad Centrum Apartments 23, LP, (Series 2012-A) Centrum Apartments Project, (FHLB of San Francisco LOC), 0.130%, 2/5/2015	25,000,000
80,000	Washington State Housing Finance Commission: MFH, Revenue Bonds, (FNMA LOC), 0.130%, 2/5/2015	80,000
	TOTAL	26,880,000
	TOTAL NOTES—VARIABLE	2,559,346,008
	TIME DEPOSITS—6.4%
	Finance - Banking—6.4%
500,000,000	Standard Chartered Bank PLC, 0.060%, 2/2/2015	500,000,000
500,000,000	Svenska Handelsbanken, Stockholm, 0.120%, 2/3/2015	500,000,000
	TOTAL TIME DEPOSITS	1,000,000,000
	OTHER REPURCHASE AGREEMENTS—11.7%
	Finance - Banking—11.7%
110,000,000	BNP Paribas Securities Corp., 0.365% - 0.436%, 2/2/2015 - 2/3/2015, interest in a $475,000,000 collateralized loan agreement dated 10/30/2014 - 1/30/2015, in which asset-backed securities, collateralized mortgage obligations and U.S. Government Agency securities with a market value of $484,683,592 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
295,000,000	Barclays Capital, Inc., 0.152% - 0.791%, 2/25/2015 - 7/20/2015, interest in a $950,000,000 collateralized loan agreement dated 1/21/2015 - 1/26/2015, in which collateralized mortgage obligations and U.S. Government Agency securities with a market value of $969,188,913 have been received as collateral and held with BNY Mellon as tri-party agent.	295,000,000
415,000,000	Credit Suisse Securities (USA) LLC, 0.162% - 0.578%, 2/2/2015 - 3/31/2015, interest in a $1,485,000,000 collateralized loan agreement dated 12/8/2014 - 1/30/2015, in which collateralized mortgage obligations, U.S. Government Agency securities, municipal bonds, corporate bonds, common stocks, mutual funds and exchange-traded funds with a market value of $1,515,258,822 have been received as collateral and held with JPMorgan Chase as tri-party agent.	415,000,000
78,500,000	HSBC Securities (USA), Inc., 0.264%, 2/2/2015, interest in a $160,000,000 collateralized loan agreement dated 1/30/2015, in which corporate bonds and medium-term notes with a market value of $163,201,835 have been received as collateral and held with BNY Mellon as tri-party agent.	78,500,000
190,000,000	JPMorgan Securities LLC, 0.345%, 3/10/2015 - 4/2/2015, interest in a $650,000,000 collateralized loan agreement dated 12/10/2014 - 1/2/2015, in which asset-backed securities with a market value of $663,264,664 have been received as collateral and held with JPMorgan Chase as tri-party agent.	190,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$325,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 2/4/2015 - 3/2/2015, interest in a $1,125,000,000 collateralized loan agreement dated 1/5/2015 - 1/30/2015, in which corporate bonds, common stocks, medium-term notes, asset-backed securities, municipal bonds and exchange-traded funds with a market value of $1,147,619,718 have been received as collateral and held with JPMorgan Chase as tri-party agent.	$325,000,000
10,000,000	RBC Capital Markets, LLC, 0.304%, 2/17/2015, interest in a $300,000,000 collateralized loan agreement dated 12/22/2014, in which common stocks and exchange-traded funds with a market value of $306,109,202 have been received as collateral and held with BNY Mellon as tri-party agent.	10,000,000
405,000,000	Wells Fargo Securities LLC, 0.456%, 4/8/2015 - 4/20/2015, interest in a $1,100,000,000 collateralized loan agreement dated 1/8/2015 - 1/20/2015, in which collateralized mortgage obligations, corporate bonds, asset-backed securities, municipal bonds, U.S. Government Agency securities and medium-term notes with a market value of $1,122,293,250 have been received as collateral and held with BNY Mellon as tri-party agent.	405,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,828,500,000
	REPURCHASE AGREEMENTS—7.8%
227,570,000	Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,014,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,014,915.	227,570,000
1,000,000,000	Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,500,020,417 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/16/2048 and the market value of those underlying securities was $3,570,481,052.	1,000,000,000
	TOTAL REPURCHASE AGREEMENTS	1,227,570,000
	TOTAL INVESTMENTS—100.9% (AT AMORTIZED COST)[5]	15,827,570,974
	OTHER ASSETS AND LIABILITIES - NET—(0.9)%[6]	(144,605,881)
	TOTAL NET ASSETS—100%	$15,682,965,093
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $3,433,761,552, which represented 21.9% of total net assets.
Semi-Annual Shareholder Report
8

2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $3,433,761,552, which represented 21.9% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GO	—General Obligation
GTD	—Guaranteed
IDB	—Industrial Development Bond
IDRB	—Industrial Development Revenue Bond
LOC	—Letter of Credit
MFH	—Multi-Family Housing
UT	—Unlimited Tax
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.002	0.002	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.002	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.002)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.03%	0.10%	0.18%	0.18%	0.19%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.21%
Net investment income	0.03%[3]	0.03%	0.10%	0.18%	0.17%	0.20%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$11,387,630	$10,709,538	$16,653,985	$19,275,552	$21,021,890	$17,271,503
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	0.000[1]	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.23%[3]	0.22%	0.30%	0.37%	0.37%	0.39%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.31%[3]	0.31%	0.24%	0.17%	0.16%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,052,918	$1,032,001	$1,058,246	$949,905	$969,180	$1,176,540
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.02%	0.08%	0.08%	0.10%
Ratios to Average Net Assets:
Net expenses	0.22%[3]	0.22%	0.28%	0.30%	0.30%	0.31%
Net investment income	0.01%[3]	0.01%	0.02%	0.08%	0.07%	0.10%
Expense waiver/reimbursement[4]	0.16%[3]	0.17%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,242,417	$2,616,257	$2,883,158	$2,655,471	$1,630,823	$1,142,742
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$3,056,070,000
Investment in securities	12,771,500,974
Total investment in securities, at amortized cost and fair value		$15,827,570,974
Cash		25,000,276
Income receivable		3,842,913
Receivable for shares sold		267,616
TOTAL ASSETS		15,856,681,779
Liabilities:
Payable for investments purchased	166,373,512
Payable for shares redeemed	6,815,054
Income distribution payable	165,722
Payable for Directors'/Trustees' fees (Note 4)	3,688
Payable for other service fees (Notes 2 and 4)	213,312
Accrued expenses (Note 4)	145,398
TOTAL LIABILITIES		173,716,686
Net assets for 15,682,986,578 shares outstanding		$15,682,965,093
Net Assets Consist of:
Paid-in capital		$15,682,966,821
Accumulated net realized gain on investments		4,719
Distributions in excess of net investment income		(6,447)
TOTAL NET ASSETS		$15,682,965,093
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$11,387,630,323 ÷ 11,387,646,645 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$2,052,917,591 ÷ 2,052,921,417 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$2,242,417,179 ÷ 2,242,418,516 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$18,237,451
Expenses:
Investment adviser fee (Note 4)		$15,552,327
Administrative fee (Note 4)		6,086,125
Custodian fees		275,130
Transfer agent fee		60,169
Directors'/Trustees' fees (Note 4)		52,356
Auditing fees		10,586
Legal fees		5,983
Portfolio accounting fees		98,525
Other service fees (Notes 2 and 4)		3,819,560
Share registration costs		56,572
Printing and postage		84,731
Miscellaneous (Note 4)		69,963
TOTAL EXPENSES		26,172,027
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(6,419,107)
Waiver/reimbursements of other operating expenses (Notes 2 and 4)	(3,353,765)
TOTAL WAIVERS AND REIMBURSEMENTS		(9,772,872)
Net expenses			16,399,155
Net investment income			1,838,296
Net realized gain on investments			5,718
Change in net assets resulting from operations			$1,844,014
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,838,296	$3,985,646
Net realized gain on investments	5,718	54,043
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,844,014	4,039,689
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,609,572)	(3,575,889)
Service Shares	(100,152)	(109,623)
Capital Shares	(135,258)	(283,361)
Distributions from net realized gain on investments
Institutional Shares	(35,252)	(79,868)
Service Shares	(3,511)	(5,770)
Capital Shares	(8,694)	(15,007)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,892,439)	(4,069,518)
Share Transactions:
Proceeds from sale of shares	30,283,104,582	55,575,396,867
Net asset value of shares issued to shareholders in payment of distributions declared	1,078,487	2,476,179
Cost of shares redeemed	(28,958,965,719)	(61,815,436,428)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,325,217,350	(6,237,563,382)
Change in net assets	1,325,168,925	(6,237,593,211)
Net Assets:
Beginning of period	14,357,796,168	20,595,389,379
End of period (including undistributed (distributions in excess of) net investment income of $(6,447) and $239, respectively)	$15,682,965,093	$14,357,796,168
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 diversified portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
16

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
17

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,466,125	$(402,676)	$(1,861,613)
Capital Shares	1,353,435	(219,030)	(870,446)
TOTAL	$3,819,560	$(621,706)	$(2,732,059)
For the six months ended January 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the
Semi-Annual Shareholder Report
18

securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	23,682,065,889	$23,682,065,889	47,225,655,540	$47,225,655,540
Shares issued to shareholders in payment of distributions declared	983,784	983,784	2,354,195	2,354,195
Shares redeemed	(23,004,921,681)	(23,004,921,681)	(53,172,429,735)	(53,172,429,735)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	678,127,992	$678,127,992	(5,944,420,000)	$(5,944,420,000)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,930,690,388	$2,930,690,388	2,855,711,757	$2,855,711,757
Shares issued to shareholders in payment of distributions declared	69,918	69,918	51,710	51,710
Shares redeemed	(1,909,840,229)	(1,909,840,229)	(2,882,008,147)	(2,882,008,147)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,020,920,077	$1,020,920,077	(26,244,680)	$(26,244,680)
Semi-Annual Shareholder Report
19

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	3,670,348,305	$3,670,348,305	5,494,029,570	$5,494,029,570
Shares issued to shareholders in payment of distributions declared	24,785	24,785	70,274	70,274
Shares redeemed	(4,044,203,809)	(4,044,203,809)	(5,760,998,546)	(5,760,998,546)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(373,830,719)	$(373,830,719)	(266,898,702)	$(266,898,702)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	1,325,217,350	$1,325,217,350	(6,237,563,382)	$(6,237,563,382)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $6,419,107 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2015, FSSC reimbursed $621,706 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report
20

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $155,230,000 and $25,649,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report
21

7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
22

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
23

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$1.01
Service Shares	$1,000	$1,000.10	$1.16[2]
Capital Shares	$1,000	$1,000.10	$1.11[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,024.05	$1.17[2]
Capital Shares	$1,000	$1,024.10	$1.12[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.23%
Capital Shares	0.22%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
Semi-Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract–May 2014
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
25

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
26

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
27

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
28

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
29

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
30

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
31

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
32

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
CUSIP 60934N617
CUSIP 60934N591
Q450198 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Automated	PBAXX
Institutional	POIXX
Service	PRSXX
Capital	POPXX
Trust	POLXX

Federated Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Bank Instruments	35.4%
Commercial Paper and Notes	29.4%
Variable Rate Instruments	20.1%
Repurchase Agreements	15.5%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	39.8%[4]
8-30 Days	18.8%
31-90 Days	28.0%
91-180 Days	10.8%
181 Days or more	3.0%
Other Assets and Liabilities—Net[2]	(0.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes includes asset-backed securities, bank note, commercial paper, corporate bonds and corporate notes, with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 17.7% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.4%
		Finance - Automotive—0.2%
$7,179,251		Ally Auto Receivables Trust 2014-2, Class A1, 0.200%, 10/15/2015	$7,177,927
12,210,951		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	12,210,951
31,244,333		AmeriCredit Automobile Receivables Trust 2014-4, Class A1, 0.250%, 12/8/2015	31,244,333
9,907,698	[1,2]	Chrysler Capital Auto Receivables Trust 2014-B, Class A1, 0.200%, 10/15/2015	9,906,436
5,930,001	[1,2]	Enterprise Fleet Financing LLC 2014-2, Class A1, 0.250%, 8/20/2015	5,928,894
5,259,527	[1,2]	Ford Credit Auto Lease Trust 2014-B, Class A1, 0.180%, 8/15/2015	5,258,983
7,129,798		Honda Auto Receivables 2014-3 Owner Trust, Class A1, 0.190%, 8/17/2015	7,128,722
		TOTAL	78,856,246
		Finance - Equipment—0.2%
66,516,504	[1,2]	CIT Equipment Collateral 2014-VT1, Class A1, 0.300%, 12/21/2015	66,516,504
920,454		CNH Equipment Trust 2014-B, Class A1, 0.190%, 6/15/2015	920,356
		TOTAL	67,436,860
		TOTAL ASSET-BACKED SECURITIES	146,293,106
		BANK NOTE—1.3%
		Finance - Banking—1.3%
510,000,000		Bank of America N.A., 0.200%, 2/3/2015 - 3/2/2015	510,000,000
		CERTIFICATES OF DEPOSIT—24.8%
		Finance - Banking—24.8%
115,000,000		BMO Harris Bank, N.A., 0.250%, 2/23/2015	115,000,000
1,330,000,000		BNP Paribas SA, 0.230%, 4/9/2015 - 4/27/2015	1,330,000,000
250,000,000		Bank of Nova Scotia, Toronto, 0.250%, 3/3/2015	250,000,000
254,000,000		Bank of Nova Scotia, Toronto, 0.280%, 6/12/2015	253,996,117
1,298,200,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200% - 0.250%, 2/2/2015 - 5/27/2015	1,298,200,000
125,000,000		Chase Bank USA, N.A., 0.300%, 5/15/2015	125,000,000
660,000,000		Credit Agricole Corporate and Investment Bank, 0.200% - 0.280%, 2/2/2015 - 5/1/2015	660,000,000
160,000,000		Credit Suisse, Zurich, 0.230% - 0.250%, 2/27/2015 - 3/27/2015	160,000,000
244,000,000		DNB Bank ASA, 0.190%, 3/2/2015	244,000,000
450,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.240% - 0.250%, 3/23/2015 - 5/8/2015	450,000,000
1,971,000,000		Mizuho Bank Ltd., 0.200% - 0.260%, 2/6/2015 - 4/8/2015	1,971,000,000
500,000,000		Nordea Bank Finland PLC, 0.240%, 6/4/2015	499,991,468
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Finance - Banking—continued
$50,000,000		Societe Generale, Paris, 0.250%, 5/8/2015	$50,000,000
625,000,000		Standard Chartered Bank PLC, 0.200% - 0.240%, 2/27/2015 - 4/8/2015	625,000,000
1,674,000,000		Sumitomo Mitsui Banking Corp., 0.220% - 0.260%, 2/6/2015 - 5/26/2015	1,674,000,000
298,000,000		Toronto Dominion Bank, 0.350%, 9/10/2015	298,000,000
		TOTAL CERTIFICATES OF DEPOSIT	10,004,187,585
		COMMERCIAL PAPER—26.2%[3]
		Aerospace/Auto—0.1%
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.260%, 6/8/2015	49,954,139
		Finance - Banking—19.2%
80,000,000		BNP Paribas Finance, Inc., 0.230%, 3/16/2015	79,978,022
199,140,000	[1,2]	Bank of Nova Scotia, Toronto, 0.250%, 3/25/2015	199,068,088
600,000,000	[1,2]	Barclays US Funding Corp., 0.100%, 2/2/2015	599,998,334
325,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.301% - 0.361%, 4/1/2015 - 10/23/2015	324,527,245
525,000,000		HSBC USA, Inc., 0.240% - 0.260%, 2/25/2015 - 6/9/2015	524,755,111
1,853,553,000		ING (U.S.) Funding LLC, 0.200% - 0.210%, 2/4/2015 - 3/6/2015	1,853,399,824
50,000,000		J.P. Morgan Securities LLC, 0.250%, 2/10/2015	49,996,875
1,171,000,000	[1,2]	J.P. Morgan Securities LLC, 0.331% - 0.401%, 2/27/2015 - 9/29/2015	1,169,154,894
574,000,000	[1,2]	LMA-Americas LLC, 0.220% - 0.270%, 2/12/2015 - 4/8/2015	573,830,261
1,600,000,000		Lloyds Bank PLC, London, 0.120%, 2/3/2015	1,599,989,333
100,000,000	[1,2]	Mizuho Funding LLC, 0.245%, 4/17/2015	99,948,958
693,190,000	[1,2]	Societe Generale, Paris, 0.210% - 0.250%, 2/2/2015 - 5/4/2015	693,015,813
		TOTAL	7,767,662,758
		Finance - Commercial—4.0%
626,000,000	[1,2]	Alpine Securitization Corp., 0.230% - 0.250%, 2/20/2015 - 4/9/2015	625,845,666
350,932,000	[1,2]	Atlantic Asset Securitization LLC, 0.200% - 0.230%, 2/12/2015 - 4/23/2015	350,833,268
125,000,000	[1,2]	CIESCO, LLC, 0.250% - 0.280%, 3/3/2015 - 6/25/2015	124,905,583
504,500,000	[1,2]	Sheffield Receivables Company LLC, 0.220% - 0.260%, 2/26/2015 - 5/8/2015	504,323,646
		TOTAL	1,605,908,163
		Finance - Retail—2.9%
38,000,000	[1,2]	Barton Capital LLC, 0.240% - 0.250%, 3/3/2015	37,992,250
103,000,000	[1,2]	CAFCO, LLC, 0.240% - 0.250%, 2/3/2015 - 5/18/2015	102,948,819
431,000,000	[1,2]	Chariot Funding LLC, 0.271% - 0.271%, 2/2/2015 - 8/21/2015	430,618,498
435,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.270% - 0.281%, 2/4/2015 - 9/1/2015	434,559,468
Semi-Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Retail—continued
$150,000,000	[1,2]	Starbird Funding Corp., 0.220% - 0.240%, 2/23/2015 - 3/16/2015	$149,967,444
		TOTAL	1,156,086,479
		TOTAL COMMERCIAL PAPER	10,579,611,539
		CORPORATE BONDS—1.1%
		Finance - Banking—0.2%
19,562,000		HSBC USA, Inc., 2.375%, 2/13/2015	19,575,149
2,400,000		U.S. Bancorp, 2.450%, 7/27/2015	2,424,957
52,135,000		Wells Fargo & Co., 1.250%, 2/13/2015	52,151,160
17,074,000		Wells Fargo Bank, N.A., 4.750%, 2/9/2015	17,090,326
		TOTAL	91,241,592
		Finance - Commercial—0.9%
1,250,000		General Electric Capital Corp., 1.000%, 1/8/2016	1,255,720
117,018,000		General Electric Capital Corp., 1.625%, 7/2/2015	117,638,981
107,162,000		General Electric Capital Corp., 2.250%, 11/9/2015	108,662,749
10,339,000		General Electric Capital Corp., 2.375%, 6/30/2015	10,424,908
1,650,000		General Electric Capital Corp., 3.500%, 6/29/2015	1,671,115
38,871,000		General Electric Capital Corp., 4.375%, 9/21/2015	39,848,035
750,000		General Electric Capital Corp., 4.875%, 3/4/2015	752,930
39,827,000		General Electric Capital Corp., 5.000%, 1/8/2016	41,474,418
22,380,000		General Electric Capital Corp., 6.900%, 9/15/2015	23,274,221
		TOTAL	345,003,077
		Insurance—0.0%
5,500,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	5,573,463
		TOTAL CORPORATE BONDS	441,818,132
		CORPORATE NOTES—0.4%
		Finance - Banking—0.1%
27,709,000		Wells Fargo Bank, N.A., 0.750%, 7/20/2015	27,766,710
		Insurance—0.3%
101,085,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	101,642,363
14,535,000	[1,2]	Metropolitan Life Global Funding I, 3.125%, 1/11/2016	14,875,429
19,525,000	[1,2]	New York Life Global Funding, 0.750%, 7/24/2015	19,563,366
8,000,000	[1,2]	New York Life Global Funding, 3.000%, 5/4/2015	8,054,692
		TOTAL	144,135,850
		TOTAL CORPORATE NOTES	171,902,560
		NOTES - VARIABLE—20.1%[4]
		Aerospace/Auto—0.9%
250,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.256%, 2/10/2015	250,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Aerospace/Auto—continued
$50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.256%, 2/10/2015	$50,000,000
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.238%, 3/10/2015	75,000,000
		TOTAL	375,000,000
		Diversified—0.0%
815,000	[1,2]	Alabama State IDA, General Electric Project, (General Electric Co. LOC), 0.600%, 2/5/2015	815,000
		Finance - Automotive—0.0%
1,370,925		AmeriCredit Automobile Receivables Trust 2014-3, Class A1, 0.230%, 2/8/2015	1,370,843
		Finance - Banking—17.1%
30,000,000		Bank of Montreal, 0.229%, 2/23/2015	30,000,000
50,000,000		Bank of Montreal, 0.232%, 2/20/2015	50,000,000
110,000,000		Bank of Montreal, 0.235%, 3/3/2015	110,002,601
250,000,000		Bank of Montreal, 0.246%, 2/10/2015	250,000,000
150,000,000		Bank of Montreal, 0.246%, 2/11/2015	150,000,000
100,000,000		Bank of Montreal, 0.248%, 2/18/2015	100,000,000
40,000,000		Bank of Montreal, 0.253%, 4/14/2015	40,000,183
15,000,000		Bank of Montreal, 0.276%, 2/11/2015	15,000,000
150,000,000		Bank of Montreal, 0.290%, 3/2/2015	150,000,000
220,000,000		Bank of Montreal, 0.297%, 2/12/2015	220,000,000
100,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.271%, 2/3/2015	100,000,000
40,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.277%, 2/9/2015	40,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.288%, 2/16/2015	50,000,000
300,000,000		Canadian Imperial Bank of Commerce, 0.348%, 2/24/2015	300,000,000
7,200,000		Capital Markets Access Co. LC, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	7,200,000
4,815,000		Capital Markets Access Co. LC, Series 2008 Sunshine Professional Suites, LLC Project, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/5/2015	4,815,000
3,425,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 0.210%, 2/6/2015	3,425,000
16,725,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 0.150%, 2/5/2015	16,725,000
66,605,000		Fiore Capital LLC, Series 2005-A, (BMO Harris Bank, N.A. LOC), 0.150%, 2/5/2015	66,605,000
33,900,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000 A, (U.S. Bank, N.A. LOC), 0.110%, 2/4/2015	33,900,000
Semi-Annual Shareholder Report
5

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$3,000,000	Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 0.150%, 2/5/2015	$3,000,000
7,550,000	Gulf Gate Apartments LLC, Series 2003, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	7,550,000
1,150,000	Hamilton Station Park and Ride, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	1,150,000
200,000,000	JPMorgan Chase Bank, N.A., 0.309%, 2/23/2015	200,000,000
18,085,000	J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 0.150%, 2/5/2015	18,085,000
50,000,000	JPMorgan Chase Bank, N.A., 0.505%, 4/30/2015	50,053,779
2,265,000	Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 0.110%, 2/4/2015	2,265,000
11,075,000	Johnson City, TN Health & Education Facilities Board, Series 2013-B (Mountain State Health Alliance), (U.S. Bank, N.A. LOC), 0.110%, 2/4/2015	11,075,000
910,000	Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 0.210%, 2/4/2015	910,000
740,000	L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 0.210%, 2/4/2015	740,000
22,005,000	Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/4/2015	22,005,000
30,000,000	Maine State Housing Authority, (2013 Series G) Federally Taxable, 0.110%, 2/5/2015	30,000,000
1,750,000	Massachusetts State Development Finance Agency, Series 2001-B Whaler's Cove Project, (U.S. Bank, N.A. LOC), 0.260%, 2/5/2015	1,750,000
25,000,000	Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 0.110%, 2/5/2015	25,000,000
44,000,000	Michigan State Finance Authority Revenue, Series 2010-C, (Bank of Montreal LOC), 0.110%, 2/5/2015	44,000,000
10,000,000	Mississippi Business Finance Corp., Kohler Project, (Wells Fargo Bank, N.A. LOC), 0.210%, 2/5/2015	10,000,000
16,198,000	New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.100%, 2/5/2015	16,198,000
5,485,000	New York State HFA, Revenue Bonds (Series 2011B), (Wells Fargo Bank, N.A. LOC), 0.080%, 2/4/2015	5,485,000
8,150,000	North Oaks Partnership, (Series 1998), (Bank of America N.A. LOC), 0.160%, 2/5/2015	8,150,000
61,800,000	Novant Health, Inc., Series 1997, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/4/2015	61,800,000
7,645,000	Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 0.260%, 2/5/2015	7,645,000
300,000,000	Rabobank Nederland NV, Utrecht, 0.246%, 2/10/2015	300,000,000
5,635,000	Roman Catholic Bishop of San Jose, CA, Series 2005, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	5,635,000
Semi-Annual Shareholder Report
6

Principal Amount		Value
	NOTES - VARIABLE—continued[4]
	Finance - Banking—continued
$25,000,000	Royal Bank of Canada, Montreal, 0.236%, 2/10/2015	$24,998,248
90,000,000	Royal Bank of Canada, Montreal, 0.246%, 2/12/2015	90,000,000
150,000,000	Royal Bank of Canada, Montreal, 0.248%, 2/18/2015	150,000,000
542,000,000	Royal Bank of Canada, Montreal, 0.248%, 2/27/2015	542,000,000
125,000,000	Royal Bank of Canada, Montreal, 0.258%, 2/19/2015	125,000,000
25,000,000	Royal Bank of Canada, Montreal, 0.376%, 4/7/2015	25,000,000
14,345,000	Sabri Arac, The Quarry Lane School Series 2005, (Wells Fargo Bank, N.A. LOC), 0.160%, 2/5/2015	14,345,000
29,200,000	Salvation Army, Series 2004-A, (Bank of New York Mellon LOC), 0.110%, 2/5/2015	29,200,000
9,530,000	Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 0.750%, 2/5/2015	9,530,000
195,000	St. Paul, MN Port Authority, National Checking Co. Project (Series 1998-B), (U.S. Bank, N.A. LOC), 0.260%, 2/5/2015	195,000
250,000,000	State Street Bank and Trust Co., 0.247%, 2/17/2015	250,000,000
78,000,000	State Street Bank and Trust Co., 0.305%, 4/1/2015	78,000,000
350,000,000	State Street Bank and Trust Co., 0.373%, 3/18/2015	350,000,000
25,000,000	Sumitomo Mitsui Banking Corp., 0.246%, 2/12/2015	25,000,000
8,250,000	TMF Biofuels LLC, Series 2012, (Rabobank Nederland NV, Utrecht LOC), 0.170%, 2/5/2015	8,250,000
6,460,000	The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/4/2015	6,460,000
7,765,000	The Larry L. Henry 2013 Family Trust, Series 2013, (Wells Fargo Bank, N.A. LOC), 0.150%, 2/5/2015	7,765,000
150,000,000	Toronto Dominion Bank, 0.232%, 2/6/2015	150,000,000
250,000,000	Toronto Dominion Bank, 0.243%, 2/23/2015	250,000,000
484,600,000	Toronto Dominion Bank, 0.253%, 4/15/2015	484,600,000
312,000,000	Toronto Dominion Bank, 0.258%, 2/18/2015	312,000,000
110,000,000	Toronto Dominion Bank, 0.261%, 2/4/2015	110,000,000
14,000,000	Toronto Dominion Bank, Sr. Unsecured, MTN, 0.412%, 2/9/2015	14,006,375
300,000,000	U.S. Bank, N.A., 0.315%, 4/1/2015	300,109,719
10,000,000	University of Illinois, Series 2014C, (Northern Trust Corp. LOC), 0.100%, 2/5/2015	10,000,000
150,000,000	Wells Fargo Bank, N.A., 0.219%, 3/2/2015	150,000,156
14,000,000	Wells Fargo Bank, N.A., 0.273%, 3/17/2015	14,000,000
102,800,000	Wells Fargo Bank, N.A., Sr. Unsecured, 0.265%, 3/4/2015	102,800,000
469,000,000	Wells Fargo Bank, N.A., 0.367%, 3/20/2015	469,000,000
203,000,000	Wells Fargo Bank, N.A., 0.387%, 3/23/2015	203,000,000
8,770,000	World Wildlife Fund, Inc., (U.S. Bank, N.A. LOC), 0.160%, 2/5/2015	8,770,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$7,295,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 0.140%, 2/5/2015	$7,295,000
		TOTAL	6,891,494,061
		Finance - Commercial—0.8%
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.207%, 5/13/2015	49,998,605
30,000,000	[1,2]	Fairway Finance Co. LLC, 0.208%, 2/16/2015	29,999,398
50,000,000	[1,2]	Fairway Finance Co. LLC, 0.211%, 2/3/2015	49,998,731
75,000,000	[1,2]	Fairway Finance Co. LLC, 0.228%, 2/20/2015	74,997,099
72,695,000		General Electric Capital Corp., 0.483%, 4/14/2015	72,821,112
3,505,000		General Electric Capital Corp., 0.446%, 4/7/2015	3,508,713
698,000		General Electric Capital Corp., 0.451%, 4/8/2015	699,020
1,900,000		General Electric Capital Corp., 0.632%, 4/10/2015	1,903,002
3,670,000		General Electric Capital Corp., 0.851%, 4/8/2015	3,688,656
8,604,000		General Electric Capital Corp., 1.000%, 2/11/2015	8,638,539
964,000		General Electric Capital Corp., Sr. Unsecured, 0.907%, 3/30/2015	968,055
10,890,000	[1,2]	The Anderson's, Inc., Series 2008, (General Electric Capital Corp. LOC), 0.130%, 2/5/2015	10,890,000
		TOTAL	308,110,930
		Government Agency—0.6%
10,150,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 0.060%, 2/4/2015	10,150,000
22,005,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 0.130%, 2/5/2015	22,005,000
34,980,000		Capital Trust Agency, FL, (FNMA LOC), 0.120%, 2/5/2015	34,980,000
26,680,000		Chelwood, L.P., Warwick Square Apts Series 2013-A, (FHLB of San Francisco LOC), 0.130%, 2/5/2015	26,680,000
7,015,000		Frogtown LLC, Series 2004, (FHLB of Cincinnati LOC), 0.300%, 2/5/2015	7,015,000
2,505,000		Grand Pointe II Ltd. Partnership, Series 1999 Globe Apartments, (FHLB of Indianapolis LOC), 0.400%, 2/5/2015	2,505,000
8,290,000		Helmholdt Capital, LLC, Series 2007-A, (FHLB of San Francisco LOC), 0.210%, 2/5/2015	8,290,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 0.130%, 2/5/2015	6,200,000
24,195,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 0.130%, 2/5/2015	24,195,000
19,604,000		Oakmont of Whittier LLC, Series 2014-A, (FHLB of San Francisco LOC), 0.130%, 2/5/2015	19,604,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 0.150%, 2/5/2015	7,500,000
Semi-Annual Shareholder Report
8

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Government Agency—continued
$12,320,000		Public Finance Authority, Brannan Park Project Series 2015, (FHLB of San Francisco LOC), 0.130%, 2/4/2015	$12,320,000
7,180,000		St. Charles County, MO Industrial Development Authority, (FHLB of Des Moines LOC), 0.130%, 2/5/2015	7,180,000
6,040,000		St. Louis County, MO IDA, Barat Academy Project Series 2012, (FHLB of Chicago LOC), 0.130%, 2/5/2015	6,040,000
9,165,000		Tack Capital Co., (FHLB of New York LOC), 0.160%, 2/5/2015	9,165,000
56,000,000		Varenna LLC, Varenna at Fountain Grove Project Series 2011-A, (FHLB of San Francisco LOC), 0.130%, 2/5/2015	56,000,000
		TOTAL	259,829,000
		Sovereign—0.6%
90,000,000	[1,2]	Kells Funding, LLC, 0.207%, 2/23/2015	89,997,534
150,000,000	[1,2]	Kells Funding, LLC, 0.209%, 2/23/2015	149,995,276
		TOTAL	239,992,810
		University—0.1%
17,000,000		University of California (The Regents of), Series 2011 Z-1, 0.080%, 2/5/2015	17,000,000
17,000,000		University of California (The Regents of), Series 2011 Z-2, 0.080%, 2/5/2015	17,000,000
		TOTAL	34,000,000
		TOTAL NOTES—VARIABLE	8,410,612,644
		TIME DEPOSITS—10.6%
		Finance - Banking—10.6%
500,000,000		DNB Bank ASA, 0.040%, 2/2/2015	500,000,000
1,000,000,000		Nordea Bank Finland PLC, 0.050%, 2/2/2015	1,000,000,000
500,000,000		Northern Trust Co., Chicago, IL, 0.010%, 2/2/2015	500,000,000
761,000,000		Standard Chartered Bank PLC, 0.060%, 2/2/2015	761,000,000
1,500,000,000		Svenska Handelsbanken, Stockholm, 0.050% - 0.120%, 2/2/2015 - 2/3/2015	1,500,000,000
		TOTAL TIME DEPOSITS	4,261,000,000
		OTHER REPURCHASE AGREEMENTS—11.6%
		Finance - Banking—11.6%
467,000,000		BNP Paribas Securities Corp., 0.162% - 0.436%, 2/2/2015 - 4/6/2015, interest in a $775,000,000 collateralized loan agreement, dated 10/30/2014 - 1/30/2015, in which asset-backed securities, collateralized mortgage obligations, U.S. Government securities, corporate bonds, medium term notes and municipal bonds with a market value of $790,796,416 have been received as collateral with BNY Mellon as tri-party agent.	467,000,000
Semi-Annual Shareholder Report
9

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$590,000,000	Barclays Capital, Inc., 0.152% - 0.791%, 2/25/2015 - 7/20/2015, interest in a $950,000,000 collateralized loan agreement, dated 1/21/2015 - 1/26/2015, in which U.S. Government securities and collateralized mortgage obligations with a market value of $969,188,913 have been received as collateral with BNY Mellon as tri-party agent.	$590,000,000
1,051,600,000	Credit Suisse Securities (USA) LLC, 0.193% - 0.578%, 2/2/2015 - 3/31/2015, interest in a $1,495,000,000 collateralized loan agreement, dated 12/5/2014 - 1/30/2015, in which collateralized mortgage obligations, common stocks, corporate bonds and U.S. Government securities with a market value of $1,525,512,976 have been received as collateral with JPMorgan Chase as tri-party agent.	1,051,600,000
129,000,000	HSBC Securities (USA), Inc., 0.162%, 2/2/2015, interest in a $129,000,000 collateralized loan agreement, dated 1/30/2015, in which corporate bonds with a market value of $131,580,105 have been received as collateral with BNY Mellon as tri-party agent.	129,000,000
321,000,000	J.P. Morgan Securities LLC, 0.345%, 3/10/2015 - 4/2/2015, interest in a $650,000,000 collateralized loan agreement, dated 12/10/2014 - 1/2/2015, in which asset-backed securities with a market value of $663,264,664 have been received as collateral with JPMorgan Chase as tri-party agent.	321,000,000
836,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 2/4/2015 - 3/2/2015, interest in a $1,175,000,000 collateralized loan agreement, dated 1/5/2015 - 1/30/2015, in which corporate bonds, asset-backed securities, common stocks, medium term notes, municipal bonds, exchange-traded funds and adjustable rate mortgage obligations with a market value of $1,198,606,261 have been received as collateral with BNY Mellon as tri-party agent.	836,000,000
314,000,000	RBC Capital Markets, LLC, 0.264% - 0.406%, 2/17/2015 - 4/6/2015, interest in a $800,000,000 collateralized loan agreement, dated 12/15/2014 - 1/6/2015, in which corporate bonds, medium term notes, common stocks and exchange-traded funds with a market value of $816,278,694 have been received as collateral with BNY Mellon as tri-party agent.	314,000,000
975,000,000	Wells Fargo Securities LLC, 0.355% - 0.456%, 2/2/2015 - 4/27/2015, interest in a $1,650,000,000 collateralized loan agreement, dated 1/8/2015 - 1/27/2015, in which collateralized mortgage obligations, corporate bonds, asset-backed securities, municipal bonds, U.S. Government securities and medium term notes with a market value of $1,683,333,201 have been received as collateral with BNY Mellon as tri-party agent.	975,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	4,683,600,000
Semi-Annual Shareholder Report
10

Principal Amount		Value
	REPURCHASE AGREEMENTS—3.9%
	Finance - Banking—3.9%
$600,000,000	Repurchase agreement 0.08%, dated 1/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $600,004,000 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2045 and the market value of those underlying securities was $612,377,034.	$600,000,000
156,043,000	Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,014,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,014,915.	156,043,000
300,000,000	Interest in $900,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Mitsubishi UFJ Securities (USA), Inc. will repurchase securities provided as collateral for $900,005,250 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 12/20/2044 and the market value of those underlying securities was $926,712,709.	300,000,000
502,000,000	Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,500,020,417 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/16/2048 and the market value of those underlying securities was $3,570,481,052.	502,000,000
	TOTAL REPURCHASE AGREEMENTS	1,558,043,000
	TOTAL INVESTMENTS—100.4% (AT AMORTIZED COST)[5]	40,467,068,566
	OTHER ASSETS AND LIABILITIES - NET—(0.4)%[6]	(145,912,585)
	TOTAL NET ASSETS—100%	$40,321,155,981
Semi-Annual Shareholder Report
11

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $7,305,550,008, which represented 18.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $7,305,550,008, which represented 18.1% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable-rate security with current rate and next reset date shown.
5	Also represents cost of investments for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Period Ended 7/31/2014[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income (loss)	0.000[2]	(0.000)[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.22%[5]	0.23%[5]
Net investment income (loss)	0.01%[5]	(0.00)%[4,5]
Expense waiver/reimbursement[6]	0.41%[5]	0.42%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$988,295	$24,189
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.001	0.002	0.002	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.001	0.002	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.001)	(0.002)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.02%	0.10%	0.17%	0.16%	0.17%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.21%
Net investment income	0.03%[3]	0.02%	0.10%	0.17%	0.16%	0.18%
Expense waiver/reimbursement[4]	0.08%[3]	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,805,500	$26,947,649	$36,127,647	$42,697,762	$39,900,328	$38,408,721
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.22%[3]	0.22%	0.29%	0.36%	0.36%	0.37%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.31%[3]	0.31%	0.24%	0.17%	0.17%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,843,004	$3,336,274	$3,059,336	$3,285,564	$4,009,732	$5,040,046
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,		Period Ended 7/31/2012[1]
		2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.001[3]	0.000[2]
Net realized gain (loss) on investments	0.000[2]	0.000[2]	(0.000)[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.01%	0.01%	0.06%	0.01%
Ratios to Average Net Assets:
Net expenses	0.22%[5]	0.22%	0.25%	0.25%[5]
Net investment income	0.01%[5]	0.01%	0.05%	0.12%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.12%	0.09%	0.28%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,121,490	$816,589	$1,234,586	$0[7]
1	Reflects operations for the period from June 25, 2012 (date of initial investment) to July 31, 2012.
2	Represents less than $0.001.
3	Per share number has been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.22%[3]	0.22%	0.29%	0.36%	0.35%	0.37%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.56%[3]	0.57%	0.49%	0.42%	0.43%	0.42%
Supplemental Data:
Net assets, end of period (000 omitted)	$562,867	$1,417,891	$2,761,275	$2,556,504	$2,818,977	$612,569
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investment in repurchase agreements	$6,241,643,000
Investment in securities	34,225,425,566
Total investment in securities, at amortized cost and fair value		$40,467,068,566
Cash		14,374
Income receivable		10,887,210
Receivable for shares sold		2,450,363
TOTAL ASSETS		40,480,420,513
Liabilities:
Payable for investments purchased	150,000,000
Payable for shares redeemed	8,004,238
Income distribution payable	616,823
Payable for Directors'/Trustees' fees (Note 5)	25,655
Payable for distribution services fee (Note 5)	11,517
Payable for other service fees (Notes 2 and 5)	176,558
Accrued expenses (Note 5)	429,741
TOTAL LIABILITIES		159,264,532
Net assets for 40,304,591,108 shares outstanding		$40,321,155,981
Net Assets Consist of:
Paid-in capital		$40,331,201,021
Accumulated net realized loss on investments		(9,996,291)
Distributions in excess of net investment income		(48,749)
TOTAL NET ASSETS		$40,321,155,981
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$988,294,791 ÷ 988,526,400 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$34,805,500,307 ÷ 34,789,677,585 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$2,843,003,735 ÷ 2,841,647,302 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$1,121,490,220 ÷ 1,121,744,390 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$562,866,928 ÷ 562,995,431 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$43,234,533
Expenses:
Investment adviser fee (Note 5)		$37,575,388
Administrative fee (Note 5)		14,703,900
Custodian fees		597,412
Transfer agent fee		709,364
Directors'/Trustees' fees (Note 5)		131,174
Auditing fees		12,098
Legal fees		6,115
Portfolio accounting fees		114,935
Distribution services fee (Note 5)		1,097,143
Other service fees (Notes 2 and 5)		6,382,399
Share registration costs		57,902
Printing and postage		90,335
Miscellaneous (Note 5)		127,087
TOTAL EXPENSES		61,605,252
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(15,084,482)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(7,536,605)
TOTAL WAIVERS AND REIMBURSEMENTS		(22,621,087)
Net expenses			38,984,165
Net investment income			4,250,368
Net realized gain on investments			112,068
Change in net assets resulting from operations			$4,362,436
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
20

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,250,368	$8,910,177
Net realized gain on investments	112,068	195,525
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,362,436	9,105,702
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(50,436)	(115)
Institutional Shares	(4,138,416)	(8,229,009)
Service Shares	(150,557)	(316,255)
Capital Shares	(58,869)	(103,770)
Trust Shares	(43,636)	(278,761)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(4,441,914)	(8,927,910)
Share Transactions:
Proceeds from sale of shares	134,012,326,441	230,725,393,199
Net asset value of shares issued to shareholders in payment of distributions declared	1,897,367	4,840,237
Cost of shares redeemed	(126,235,579,920)	(241,370,663,852)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	7,778,643,888	(10,640,430,416)
Change in net assets	7,778,564,410	(10,640,252,624)
Net Assets:
Beginning of period	32,542,591,571	43,182,844,195
End of period (including undistributed (distributions in excess of) net investment income of $(48,749) and $142,797, respectively)	$40,321,155,981	$32,542,591,571
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 diversified portfolios. The financial statements included herein are only those of Federated Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
22

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report
23

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,253,174	$—	$(1,253,174)
Service Shares	3,737,631	(677,878)	(2,818,358)
Capital Shares	294,451	(22,334)	(174,096)
Trust Shares	1,097,143	—	(1,097,143)
TOTAL	$6,382,399	$(700,212)	$(5,342,771)
For the six months ended January 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
24

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Period Ended 7/31/2014[1]
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	1,343,949,198	$1,343,949,198	25,242,471	$25,242,471
Shares issued to shareholders in payment of distributions declared	50,436	50,436	115	115
Shares redeemed	(379,669,461)	(379,669,461)	(1,046,359)	(1,046,359)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	964,330,173	$964,330,173	24,196,227	$24,196,227

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	121,822,153,741	$121,822,153,741	208,195,708,088	$208,195,708,088
Shares issued to shareholders in payment of distributions declared	1,774,986	1,774,986	4,483,738	4,483,738
Shares redeemed	(113,965,588,970)	(113,965,588,970)	(217,380,428,531)	(217,380,428,531)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	7,858,339,757	$7,858,339,757	(9,180,236,705)	$(9,180,236,705)
Semi-Annual Shareholder Report
25

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,569,070,296	$5,569,070,296	11,860,273,783	$11,860,273,783
Shares issued to shareholders in payment of distributions declared	32,199	32,199	85,482	85,482
Shares redeemed	(6,062,724,060)	(6,062,724,060)	(11,583,130,393)	(11,583,130,393)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(493,621,565)	$(493,621,565)	277,228,872	$277,228,872

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	4,254,867,675	$4,254,867,675	7,448,705,058	$7,448,705,058
Shares issued to shareholders in payment of distributions declared	21,212	21,212	44,888	44,888
Shares redeemed	(3,949,964,877)	(3,949,964,877)	(7,866,774,814)	(7,866,774,814)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	304,924,010	$304,924,010	(418,024,868)	$(418,024,868)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	1,022,285,531	$1,022,285,531	3,195,463,799	$3,195,463,799
Shares issued to shareholders in payment of distributions declared	18,534	18,534	226,014	226,014
Shares redeemed	(1,877,632,552)	(1,877,632,552)	(4,539,283,755)	(4,539,283,755)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(855,328,487)	$(855,328,487)	(1,343,593,942)	$(1,343,593,942)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	7,778,643,888	$7,778,643,888	(10,640,430,416)	(10,640,430,416)
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
Semi-Annual Shareholder Report
26

4. FEDERAL TAX INFORMATION
At July 31, 2014, the Fund had a capital loss carryforward of $10,108,359 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2017	$10,105,431	NA	$10,105,431
2018	$2,928	NA	$2,928
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $15,084,482 of its fee and voluntarily reimbursed $464,498 of transfer agent fees.
Semi-Annual Shareholder Report
27

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$1,097,143	$(1,029,124)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended January 31, 2015, FSC did not retain any fees paid by the Fund.
Other Service Fees
For the six months ended January 31, 2015, FSSC received $471 and reimbursed $700,212 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report
28

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC), on their own initiative, have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $188,529,000 and $162,780,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report
29

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
9. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
30

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Semi-Annual Shareholder Report
31

	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$1.11[2]
Institutional Shares	$1,000	$1,000.10	$1.01
Service Shares	$1,000	$1,000.10	$1.11[3]
Capital Shares	$1,000	$1,000.10	$1.11[4]
Trust Shares	$1,000	$1,000.10	$1.11[5]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,024.10	$1.12[2]
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,024.10	$1.12[3]
Capital Shares	$1,000	$1,024.10	$1.12[4]
Trust Shares	$1,000	$1,024.10	$1.12[5]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.22%
Institutional Shares	0.20%
Service Shares	0.22%
Capital Shares	0.22%
Trust Shares	0.22%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.80, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.25% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.26 and $1.28, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
Semi-Annual Shareholder Report
32

Evaluation and Approval of Advisory Contract–May 2014
Federated Prime Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
33

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
34

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
35

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
36

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
37

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
38

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
39

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
40

Federated Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919734
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450200 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Institutional	PVOXX
Service	PVSXX
Capital	PVCXX

Federated Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	30.1%
Bank Instruments	21.7%
Variable Rate Instruments	18.5%
Other Repurchase Agreements and Repurchase Agreements	30.2%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	42.8%[4]
8-30 Days	20.8%
31-90 Days	28.7%
91-180 Days	6.5%
181 Days or more	1.7%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, a bank note, commercial paper, corporate bonds, a corporate note and a loan participation with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 20.9% of the Fund's portfolio.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		ASSET-BACKED SECURITIES—1.3%
		Finance - Automotive—1.0%
$1,026,226	[1,2]	ARI Fleet Lease Trust 2014-A, Class A1, 0.250%, 4/15/2015	$1,026,226
817,917		Ally Auto Receivables Trust 2012-SN1, Class A4, 0.700%, 12/21/2015	818,168
17,095,331		Ally Auto Receivables Trust 2014-SN2, Class A1, 0.250%, 10/20/2015	17,095,331
34,000,000		AmeriCredit Automobile Receivables Trust 2015-1, Class A1, 0.300%, 1/8/2016	34,000,000
2,133,712	[1,2]	GM Financial Automobile Leasing Trust 2014-2, Class A1, 0.250%, 9/21/2015	2,133,712
16,895,736		Santander Drive Auto Receivables Trust 2014-5, Class A1, 0.270%, 12/15/2015	16,895,736
		TOTAL	71,969,173
		Finance - Equipment—0.3%
6,283,127	[1,2]	GE Equipment Small Ticket LLC, (Series 2014-1), Class A1, 0.250%, 4/24/2015	6,283,127
4,025,719	[1,2]	Leaf Equipment Contract Backed Notes, (Series 2013-1), Class A2, 0.880%, 11/15/2015	4,026,720
10,042,080	[1,2]	Macquarie Equipment Funding Trust 2014-A, Class A1, 0.260%, 9/21/2015	10,042,080
		TOTAL	20,351,927
		TOTAL ASSET-BACKED SECURITIES	92,321,100
		BANK NOTE—1.1%
		Finance - Banking—1.1%
80,000,000		Bank of America N.A., 0.200%, 2/17/2015	80,000,000
		CERTIFICATES OF DEPOSIT—21.0%
		Finance - Banking—21.0%
75,000,000		Bank of Nova Scotia, Toronto, 0.250%, 3/12/2015	75,000,000
175,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 0.200%—0.230%, 2/2/2015 - 5/8/2015	175,000,000
169,000,000		Credit Agricole Corporate and Investment Bank, 0.200%—0.250%, 2/2/2015 - 4/7/2015	169,000,000
140,000,000		Credit Suisse, Zurich, 0.230%, 2/27/2015 - 3/13/2015	140,000,000
25,000,000		Credit Suisse, Zurich, 0.250%, 4/24/2015	25,000,000
75,000,000		DZ Bank AG Deutsche Zentral-Genossenschaftbank, 0.220%, 3/16/2015	75,000,000
270,000,000		Mizuho Bank Ltd., 0.200%—0.210%, 2/6/2015 - 2/18/2015	270,000,366
67,000,000		Natixis, 0.220%—0.250%, 2/2/2015 - 4/13/2015	67,000,000
37,000,000		Societe Generale, Paris, 0.200%, 2/3/2015	37,000,000
195,000,000		Standard Chartered Bank PLC, 0.210%, 3/11/2015	195,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		CERTIFICATES OF DEPOSIT—continued
		Finance - Banking—continued
$300,100,000		Sumitomo Mitsui Banking Corp., 0.220%—0.260%, 2/6/2015 - 5/22/2015	$300,100,000
		TOTAL CERTIFICATES OF DEPOSIT	1,528,100,366
		COMMERCIAL PAPER—23.3%[3]
		Aerospace/Auto—0.5%
35,350,000	[1,2]	VW Credit, Inc., (GTD by Volkswagen AG), 0.230%, 2/2/2015	35,349,774
		Chemicals—0.5%
5,200,000	[1,2]	LyondellBasell Investment LLC, (LyondellBasell Industries N.V. LOC), 0.360%, 2/19/2015	5,199,064
36,550,000		PPG Industries, Inc., 0.430%—0.520%, 2/6/2015 - 2/24/2015	36,544,759
		TOTAL	41,743,823
		Container\Packaging—0.1%
3,695,000	[1,2]	Bemis Co., Inc., 0.370%—0.390%, 2/10/2015 - 2/19/2015	3,694,320
		Electric Power—0.5%
36,500,000		Virginia Electric & Power Co., 0.380%—0.400%, 2/18/2015 - 3/5/2015	36,492,695
		Finance - Banking—10.8%
20,000,000	[1,2]	Barclays US Funding Corp., 0.250%, 5/5/2015	19,987,083
145,000,000		ING (U.S.) Funding LLC, 0.200%, 2/5/2015	144,996,778
150,000,000	[1,2]	JPMorgan Securities LLC, 0.331%—0.401%, 6/3/2015 - 10/9/2015	149,705,779
53,500,000	[1,2]	LMA-Americas LLC, 0.230%, 2/5/2015 - 3/10/2015	53,488,091
25,000,000	[1,2]	Matchpoint Master Trust, 0.230%, 3/3/2015	24,995,208
210,000,000	[1,2]	Nationwide Building Society, 0.200%—0.230%, 2/6/2015 - 3/5/2015	209,979,384
54,000,000	[1,2]	Nordea Bank AB, 0.220%, 3/25/2015	53,982,840
40,000,000		PNC Bank, N.A., 0.310%, 5/1/2015	39,999,996
90,000,000	[1,2]	Societe Generale, Paris, 0.240%, 3/18/2015	89,973,000
		TOTAL	787,108,159
		Finance - Commercial—7.4%
80,000,000	[1,2]	Alpine Securitization Corp., 0.230%, 3/16/2015	79,978,022
232,000,000	[1,2]	CIESCO, LLC, 0.230%—0.250%, 2/4/2015 - 6/5/2015	231,881,136
15,000,000	[1,2]	Sheffield Receivables Company LLC, 0.220%, 3/6/2015	14,996,975
212,000,000	[1,2]	Versailles Commercial Paper LLC, 0.210%—0.230%, 2/6/2015 - 3/3/2015	211,980,893
		TOTAL	538,837,026
		Finance - Retail—1.8%
35,000,000		American Express Credit Corp., 0.280%, 2/9/2015	34,997,822
20,000,000	[1,2]	Chariot Funding LLC, 0.271%, 4/1/2015	19,991,150
50,000,000	[1,2]	Jupiter Securitization Co. LLC, 0.281%, 8/28/2015	49,919,111
Semi-Annual Shareholder Report
3

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Retail—continued
$25,000,000	[1,2]	Salisbury Receivables Company LLC, 0.220%, 2/24/2015	$24,996,486
		TOTAL	129,904,569
		Food & Beverage—0.5%
35,600,000	[1,2]	Agrium, Inc., 0.460%, 3/12/2015 - 3/13/2015	35,582,004
		Oil & Oil Finance—0.8%
23,000,000	[1,2]	Devon Energy Corp., 0.370%, 2/25/2015	22,994,327
36,555,000		Motiva Enterprises LLC, 0.400%—0.430%, 2/9/2015 - 3/9/2015	36,544,861
		TOTAL	59,539,188
		Telecommunications—0.4%
27,617,000	[1,2]	Bell Canada, 0.400%, 2/3/2015 - 2/26/2015	27,614,166
		TOTAL COMMERCIAL PAPER	1,695,865,724
		CORPORATE BONDS—2.1%
		Finance - Banking—1.8%
60,469,000		Bank of America Corp., 4.500%, 4/1/2015	60,856,350
25,600,000		Citigroup, Inc., 2.650%, 3/2/2015	25,644,925
2,918,000		Citigroup, Inc., 4.750%, 5/19/2015	2,954,366
4,500,000		JPMorgan Chase & Co., 1.875%, 3/20/2015	4,508,654
25,000,000		Wells Fargo & Co., 1.500%, 7/1/2015	25,123,428
15,000,000		Wells Fargo Bank, N.A., 4.750%, 2/9/2015	15,014,347
		TOTAL	134,102,070
		Finance - Retail—0.1%
4,000,000		American Express Credit Corp., 1.750%, 6/12/2015	4,019,069
		Insurance—0.2%
15,000,000	[1,2]	Metropolitan Life Global Funding I, 2.500%, 9/29/2015	15,207,779
		TOTAL CORPORATE BONDS	153,328,918
		CORPORATE NOTE—0.1%
		Insurance—0.1%
5,600,000	[1,2]	Metropolitan Life Global Funding I, 1.700%, 6/29/2015	5,630,443
		LOAN PARTICIPATION—1.6%
		Chemicals—1.6%
115,000,000		DuPont Teijin Films U.S. L.P., (GTD by DuPont (E.I.) de Nemours & Co.), 0.400%, 2/26/2015	115,000,000
		NOTES - VARIABLE—19.1%[4]
		Aerospace/Auto—1.5%
25,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.373%, 4/17/2015	25,000,000
35,000,000		BMW US Capital LLC, (GTD by Bayerische Motoren Werke AG), 0.375%, 2/5/2015	35,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Aerospace/Auto—continued
$50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 0.253%, 4/29/2015	$50,000,000
		TOTAL	110,000,000
		Finance - Banking—16.1%
34,000,000		Bank of Montreal, 0.235%, 3/3/2015	34,000,000
2,635,000		Baramax LLC, Series 2002, (TD Bank, N.A. LOC), 0.150%, 2/4/2015	2,635,000
20,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada, Montreal), 0.272%, 4/28/2015	20,000,000
24,500,000	[1,2]	BlackRock Municipal Bond Trust, VMTP Preferred Shares (Series T0014), 0.140%, 2/2/2015	24,500,000
100,000,000		Canadian Imperial Bank of Commerce, 0.348%, 2/24/2015	100,000,000
10,860,000		CEI Capital, LLC, Crystal Enterprises, Inc., (Fifth Third Bank, Cincinnati LOC), 0.220%, 2/5/2015	10,860,000
8,760,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 0.150%, 2/5/2015	8,760,000
2,750,000		Commercial Contractors, Inc., (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/3/2015	2,750,000
10,265,000		Connecticut Water Co., (Series 2004), (Citizens Bank, N.A., Providence LOC), 0.410%, 2/4/2015	10,265,000
4,700,000		Elsinore Properties LP, (Series 2012), (Fifth Third Bank, Cincinnati LOC), 0.240%, 2/5/2015	4,700,000
6,730,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (Key Bank, N.A. LOC), 0.270%, 2/5/2015	6,730,000
1,525,000		Gannett Fleming, Inc., (Series 2001), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 2/6/2015	1,525,000
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC, (Series 2000B), (U.S. Bank, N.A. LOC), 0.110%, 2/4/2015	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 0.150%, 2/5/2015	7,000,000
2,785,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 2/3/2015	2,785,000
108,900,000	[1,2]	Illinois State, Taxable PUTTERs (Series SGT01), 0.120%, 2/2/2015	108,900,000
22,713,000		JPMorgan Chase & Co., 0.707%, 4/23/2015	22,730,454
7,030,000		Kingston Healthcare Co., Series 2003A, (Fifth Third Bank, Cincinnati LOC), 0.240%, 2/5/2015	7,030,000
6,840,000		Marsh Enterprises, L.L.C., (Series 2003), (Fifth Third Bank, Cincinnati LOC), 0.240%, 2/5/2015	6,840,000
16,000,000		Maryland State Economic Development Corp., (Series 2001A), Human Genome Sciences, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 2/3/2015	16,000,000
14,680,000		Maryland State Economic Development Corp., Human Genome (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 2/3/2015	14,680,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$27,000,000		Michigan State Finance Authority Revenue, (Series 2010-C), (Bank of Montreal LOC), 0.110%, 2/5/2015	$27,000,000
2,640,000		Miller, James & Deborah, (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.510%, 2/3/2015	2,640,000
60,000,000		Natixis, 0.276%, 2/10/2015	60,000,000
3,240,000		New Hampshire Health and Education Facilities Authority, (Royal Bank of Canada, Montreal LOC), 0.100%, 2/5/2015	3,240,000
5,875,000		Orthopaedic Hospital of Wisconsin LLC, (Series 09-A), (Bank of Montreal LOC), 0.150%, 2/5/2015	5,875,000
13,230,000		PA SPE LLC, (Series 2009 A), (BMO Harris Bank, N.A. LOC), 0.150%, 2/2/2015	13,230,000
40,000,000		Royal Bank of Canada, Montreal, 0.236%, 2/10/2015	39,997,198
50,000,000		Royal Bank of Canada, Montreal, 0.376%, 4/7/2015	50,000,000
4,160,000		Silvio Properties, LLC, (Series 2007), (Fifth Third Bank, Cincinnati LOC), 0.220%, 2/5/2015	4,160,000
85,000,000		State Street Bank and Trust Co., 0.305%, 4/1/2015	85,000,000
75,000,000		Toronto Dominion Bank, 0.238%, 2/6/2015	75,000,000
175,000,000		Toronto Dominion Bank, 0.258%, 2/18/2015	175,000,000
100,000,000		U.S. Bank, N.A., 0.315%, 4/1/2015	100,036,573
6,090,000		WCN Properties, Inc., (Series 2), (Fulton Bank, N.A. LOC), 1.000%, 2/5/2015	6,090,000
50,000,000		Wells Fargo Bank, N.A., 0.273%, 3/17/2015	50,000,000
25,000,000		Wells Fargo Bank, N.A., 0.367%, 3/20/2015	25,000,000
9,200,000		Wells Fargo Bank, N.A., Sr. Unsecured, 0.537%, 4/20/2015	9,210,854
4,810,000		West Shore Country Club, (Series 2000), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 2/6/2015	4,810,000
3,130,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.520%, 2/4/2015	3,130,000
5,895,000		Yonkers, NY IDA, JME Associates, LLC (Series 2006), (TD Bank, N.A. LOC), 0.150%, 2/5/2015	5,895,000
		TOTAL	1,174,705,079
		Finance - Commercial—0.7%
50,000,000		Fairway Finance Co. LLC, 0.226%, 2/3/2015	49,999,588
950,000		General Electric Capital Corp., 1.285%, 4/2/2015	954,135
		TOTAL	50,953,723
		Finance - Retail—0.6%
45,500,000	[1,2]	Fosse Master Issuer PLC (Series 2014-1), Class A1, 0.288%, 2/18/2015	45,500,000
		Oil & Oil Finance—0.2%
14,525,000		Port of Port Arthur Navigation District, Revenue Bonds Series 1998, (GTD by Total S.A.), 0.100%, 2/4/2015	14,525,000
		TOTAL NOTES - VARIABLE	1,395,683,802
Semi-Annual Shareholder Report
6

Principal Amount		Value
	TIME DEPOSIT—0.7%
	Finance - Banking—0.7%
$55,000,000	Toronto Dominion Bank, 0.060%, 2/2/2015	$55,000,000
	OTHER REPURCHASE AGREEMENTS—19.7%
	Finance - Banking—19.7%
18,400,000	BNP Paribas Securities Corp., 0.365%, 2/2/2015, interest in a $325,000,000 collateralized loan agreement, dated 1/30/2015, in which asset-backed securities and collateralized mortgage obligations with a market value of $331,509,979 have been received as collateral and held with BNY Mellon as tri-party agent.	18,400,000
30,000,000	Barclays Capital, Inc., 0.791%, 7/20/2015, interest in a $700,000,000 collateralized loan agreement, dated 1/21/2015, in which collateralized mortgage obligations with a market value of $714,181,475 have been received as collateral and held with BNY Mellon as tri-party agent.	30,000,000
121,500,000	Citigroup Global Markets, Inc., 0.568%—0.771%, 2/2/2015 - 3/17/2015, interest in a $280,000,000 collateralized loan agreement, dated 1/16/2015-1/30/2015, in which asset-backed securities, collateralized mortgage obligations and convertible bonds with a market value of $285,677,510 have been received as collateral and held with BNY Mellon as tri-party agent.	121,500,000
80,000,000	Credit Suisse Securities (USA) LLC, 0.578%—0.669%, 3/20/2015 - 4/23/2015, interest in a $400,000,000 collateralized loan agreement, dated 1/2/2015-1/23/2015, in which collateralized mortgage obligations with a market value of $408,074,455 have been received as collateral and held with JPMorgan Chase as tri-party agent.	80,000,000
30,000,000	Goldman Sachs & Co., 0.233%, 2/3/2015, interest in a $40,000,000 collateralized loan agreement, dated 1/27/2015, in which collateralized mortgage obligations with a market value of $40,801,564 have been received as collateral and held with BNY Mellon as tri-party agent.	30,000,000
50,000,000	J.P. Morgan Securities LLC, 0.345%, 3/10/2015, interest in a $400,000,000 collateralized loan agreement, dated 12/10/2014, in which asset-backed securities with a market value of $408,197,184 have been received as collateral and held with JPMorgan Chase as tri-party agent.	50,000,000
194,500,000	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.365%—0.689%, 2/2/2015 - 4/22/2015, interest in a $405,000,000 collateralized loan agreement, dated 1/22/2015-1/30/2015, in which asset-backed securities, commercial paper, collateralized mortgage obligations and corporate bonds with a market value of $413,132,255 have been received as collateral and held with BNY Mellon as tri-party agent.	194,500,000
75,000,000	Mitsubishi UFJ Securities (USA), Inc., 0.253%, 2/5/2015, interest in a $150,000,000 collateralized loan agreement, dated 1/7/2015, in which asset-backed securities, common stock, corporate bonds, exchange-traded funds, medium-term notes, municipal bonds and mutual funds with a market value of $153,027,625 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
Semi-Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$63,000,000	Mizuho Securities USA, Inc., 0.456%—1.166%, 2/4/2015 - 4/14/2015, interest in a $237,000,000 collateralized loan agreement, dated 1/14/2015-1/21/2015, in which asset-backed securities, collateralized mortgage obligations, corporate bonds, U.S. Treasury securities and medium-term notes with a market value of $241,835,550 have been received as collateral and held with BNY Mellon as tri-party agent.	$63,000,000
275,000,000	Pershing LLC, 0.314%—0.365%, 2/2/2015, interest in a $400,000,000 collateralized loan agreement, dated 1/30/2015, in which asset-backed securities, collateralized mortgage obligations, commercial paper, corporate bonds, medium-term notes and municipal bonds with a market value of $408,011,392 have been received as collateral and held with BNY Mellon as tri-party agent.	275,000,000
262,000,000	RBC Capital Markets, LLC, 0.264%—0.304%, 2/17/2015 - 3/13/2015, interest in a $600,000,000 collateralized loan agreement, dated 12/15/2014 – 12/22/2014, in which common stock, corporate bonds, exchange-traded funds and medium-term notes with a market value of $612,217,493 have been received as collateral and held with BNY Mellon as tri-party agent.	262,000,000
235,000,000	Wells Fargo Securities LLC, 0.355%—0.456%, 2/2/2015 - 4/16/2015, interest in a $720,000,000 collateralized loan agreement, dated 1/9/2015 – 1/26/2015, in which collateralized mortgage obligations, common stock, convertible bonds and exchange-traded funds with a market value of $734,538,743 have been received as collateral and held with BNY Mellon as tri-party agent.	235,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	1,434,400,000
	REPURCHASE AGREEMENTS—10.5%
323,074,000	Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,014,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,014,915.	323,074,000
140,000,000	Interest in $500,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $500,002,917 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2044 and the market value of those underlying securities was $510,003,014.	140,000,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$300,000,00	Interest in $3,500,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $3,500,020,417 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/16/2048 and the market value of those underlying securities was $3,570,481,052.	$300,000,000
	TOTAL REPURCHASE AGREEMENTS	763,074,000
	TOTAL INVESTMENTS—100.5% (AT AMORTIZED COST)[5]	7,318,404,353
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[6]	(33,957,698)
	TOTAL NET ASSETS—100%	$7,284,446,655
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $1,609,538,900, which represented 22.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $1,609,538,900, which represented 22.1% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
9

The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
IDA	—Industrial Development Authority
LOC	—Letter of Credit
PUTTERs	—Puttable Tax-Exempt Receipts
VMTP	—Variable Municipal Term Preferred
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.001	0.001	0.002	0.002	0.002
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.001	0.001	0.002	0.002	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.002)	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.001)	(0.001)	(0.002)	(0.002)	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.03%	0.07%	0.13%	0.20%	0.20%	0.24%
Ratios to Average Net Assets:
Net expenses	0.20%[3]	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	0.06%[3]	0.07%	0.14%	0.20%	0.20%	0.25%
Expense waiver/reimbursement[4]	0.09%[3]	0.08%	0.08%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,976,849	$5,213,209	$4,925,798	$4,994,520	$6,333,286	$6,423,716
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.26%[3]	0.26%	0.33%	0.39%	0.40%	0.41%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.05%
Expense waiver/reimbursement[4]	0.28%[3]	0.28%	0.21%	0.15%	0.14%	0.13%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,656,784	$1,962,506	$1,719,825	$1,001,793	$989,380	$1,052,627
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.001	0.001	0.001
Net realized gain (loss) on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	(0.000)[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.001	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	—	—	—
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.001)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.04%	0.10%	0.10%	0.14%
Ratios to Average Net Assets:
Net expenses	0.26%[3]	0.26%	0.29%	0.30%	0.30%	0.30%
Net investment income	0.01%[3]	0.01%	0.04%	0.10%	0.10%	0.16%
Expense waiver/reimbursement[4]	0.13%[3]	0.13%	0.09%	0.08%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$650,814	$730,710	$497,885	$547,326	$549,187	$662,048
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investment in repurchase agreements and other repurchase agreements	$2,197,474,000
Investment in securities	5,120,930,353
Total investment in securities, at amortized cost and fair value		$7,318,404,353
Cash		3,721
Income receivable		3,207,946
Receivable for shares sold		935,021
TOTAL ASSETS		7,322,551,041
Liabilities:
Payable for investments purchased	37,261,246
Payable for shares redeemed	552,779
Income distribution payable	91,719
Payable for other service fees (Notes 2 and 4)	139,512
Accrued expenses (Note 4)	59,130
TOTAL LIABILITIES		38,104,386
Net assets for 7,284,444,530 shares outstanding		$7,284,446,655
Net Assets Consist of:
Paid-in capital		$7,284,444,530
Accumulated net realized gain on investments		12,014
Distributions in excess of net investment income		(9,889)
TOTAL NET ASSETS		$7,284,446,655
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,976,848,928 ÷ 4,976,847,123 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,656,783,984 ÷ 1,656,783,741 shares outstanding, no par value, unlimited shares authorized		$1.00
Capital Shares:
$650,813,743 ÷ 650,813,666 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$10,659,881
Expenses:
Investment adviser fee (Note 4)		$7,950,297
Administrative fee (Note 4)		3,111,238
Custodian fees		140,174
Transfer agent fee		45,564
Directors'/Trustees' fees (Note 4)		23,530
Auditing fees		11,090
Legal fees		6,025
Portfolio accounting fees		97,163
Other service fees (Notes 2 and 4)		2,603,368
Share registration costs		69,886
Printing and postage		35,649
Miscellaneous (Note 4)		30,301
TOTAL EXPENSES		14,124,285
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(3,375,838)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(1,930,201)
TOTAL WAIVERS AND REIMBURSEMENT		(5,306,039)
Net expenses			8,818,246
Net investment income			1,841,635
Net realized gain on investments			21,127
Change in net assets resulting from operations			$1,862,762
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,841,635	$3,749,900
Net realized gain on investments	21,127	35,124
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,862,762	3,785,024
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,725,188)	(3,489,385)
Service Shares	(90,817)	(179,009)
Capital Shares	(34,956)	(54,730)
Distributions from net realized gain on investments
Institutional Shares	(29,183)	(24,075)
Service Shares	(9,994)	(7,758)
Capital Shares	(3,723)	(2,141)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,893,861)	(3,757,098)
Share Transactions:
Proceeds from sale of shares	41,914,625,071	89,169,430,325
Net asset value of shares issued to shareholders in payment of distributions declared	1,313,909	2,453,536
Cost of shares redeemed	(42,537,885,955)	(88,408,994,868)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(621,946,975)	762,888,993
Change in net assets	(621,978,074)	762,916,919
Net Assets:
Beginning of period	7,906,424,729	7,143,507,810
End of period (including distributions in excess of net investment income of $(9,889) and $(563), respectively)	$7,284,446,655	$7,906,424,729
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
17

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear other service fees unique to those classes.
Semi-Annual Shareholder Report
18

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$2,270,024	$(128,811)	$(1,656,174)
Capital Shares	333,344	(31,603)	(113,613)
TOTAL	$2,603,368	$(160,414)	$(1,769,787)
For the six months ended January 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report
19

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	36,316,138,579	$36,316,138,579	80,179,275,805	$80,179,275,805
Shares issued to shareholders in payment of distributions declared	1,218,304	1,218,304	2,305,942	2,305,942
Shares redeemed	(36,553,696,957)	(36,553,696,957)	(79,894,189,017)	(79,894,189,017)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(236,340,074)	$(236,340,074)	287,392,730	$287,392,730

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	4,764,228,312	$4,764,228,312	6,909,223,997	$6,909,223,997
Shares issued to shareholders in payment of distributions declared	67,888	67,888	110,356	110,356
Shares redeemed	(5,070,009,826)	(5,070,009,826)	(6,666,660,466)	(6,666,660,466)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(305,713,626)	$(305,713,626)	242,673,887	$242,673,887
Semi-Annual Shareholder Report
20

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	834,258,180	$834,258,180	2,080,930,523	$2,080,930,523
Shares issued to shareholders in payment of distributions declared	27,717	27,717	37,238	37,238
Shares redeemed	(914,179,172)	(914,179,172)	(1,848,145,385)	(1,848,145,385)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(79,893,275)	$(79,893,275)	232,822,376	$232,822,376
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(621,946,975)	$(621,946,975)	762,888,993	$762,888,993
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, The Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived $3,375,838 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2015, FSSC did not receive any fees paid by the Fund and reimbursed $160,414 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report
21

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sale transactions complied with Rule 17a-7 under the Act amounted to $37,330,000.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be directly or indirectly comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
6. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report
22

8. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
23

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
24

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.30	$1.01
Service Shares	$1,000	$1,000.10	$1.31[2]
Capital Shares	$1,000	$1,000.10	$1.31[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.20	$1.02
Service Shares	$1,000	$1,023.89	$1.33[2]
Capital Shares	$1,000	$1,023.89	$1.33[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.26%
Capital Shares	0.26%
2	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
3	Actual and Hypothetical expenses paid during the period, utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
Semi-Annual Shareholder Report
25

Evaluation and Approval of Advisory Contract–May 2014
Federated Prime Value Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
26

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
27

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund in the context of the other factors considered relevant by the Board.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
28

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
29

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
30

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
32

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
33

Federated Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450201 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Institutional	TBIXX
Service	TBSXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.1%
Municipal Notes	14.1%
Commercial Paper	5.3%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
At January 31, 2015, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.0%
8-30 Days	1.6%
31-90 Days	7.1%
91-180 Days	3.7%
181 Days or more	10.1%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.5%[1,2]
		Alabama—4.6%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.020%, 2/5/2015	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 0.11% TOBs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 3/19/2015	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008F-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 2/5/2015	8,000,000
11,810,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.040%, 2/5/2015	11,810,000
23,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.030%, 2/2/2015	23,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-D) Weekly VRDNs (Alabama Power Co.), 0.030%, 2/4/2015	10,000,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.050%, 2/5/2015	28,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.040%, 2/2/2015	12,000,000
17,500,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.32% TOBs (Alabama Power Co.), Mandatory Tender 10/1/2015	17,500,000
27,600,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.030%, 2/4/2015	27,600,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 2/4/2015	10,000,000
104,500,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.020%, 2/4/2015	104,500,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 2/4/2015	25,000,000
10,000,000		(Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 2/4/2015	10,000,000
12,310,000		(Tuscaloosa County, AL Port Authority, Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.060%, 2/5/2015	12,310,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$5,410,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	$5,410,000
2,675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/ (UBS AG LOC), 0.030%, 2/4/2015	2,675,000
		TOTAL	317,805,000
		Alaska—0.3%
21,800,000		Alaska State Housing Finance Corp., (2009 Series D) Weekly VRDNs (Bank of America N.A. LIQ), 0.010%, 2/5/2015	21,800,000
		Arizona—0.9%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.030%, 2/5/2015	4,000,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.030%, 2/5/2015	7,845,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.030%, 2/5/2015	28,500,000
20,315,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.030%, 2/5/2015	20,315,000
		TOTAL	60,660,000
		California—5.3%
30,000,000		California State, (Series 2004 A-7) Weekly VRDNs (Citibank NA, New York LOC), 0.010%, 2/5/2015	30,000,000
60,000,000		California State, (Series 2005B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.010%, 2/4/2015	60,000,000
20,050,000		California State, 2.00% Bonds, 10/1/2015	20,294,227
47,760,000		California Statewide CDA, (Series 2003C) Weekly VRDNs (Kaiser Permanente), 0.010%, 2/4/2015	47,760,000
16,700,000		California Statewide CDA, (Series 2004I), 0.10% CP (Kaiser Permanente), Mandatory Tender 4/2/2015	16,700,000
19,045,000		California Statewide Communities Development Authority, (Series 2004E), 0.14% CP (Kaiser Permanente), Mandatory Tender 3/4/2015	19,045,000
4,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 2/5/2015	4,000,000
14,930,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2013-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.030%, 2/5/2015	14,930,000
13,120,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2014-0029) Weekly VRDNs (Citibank NA, New York LIQ), 0.030%, 2/5/2015	13,120,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$25,230,000	[3,4]	Los Angeles, CA USD, Solar Eclipse (Series 2006-0018) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	$25,230,000
8,900,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Deutche Bank Trust Co. LIQ), 0.100%, 2/5/2015	8,900,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (Citibank N.A. LIQ), 0.080%, 2/5/2015	21,500,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 2/5/2015	10,125,000
22,250,000		Santa Clara Valley, CA Transportation Authority, (2008 Series B) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.010%, 2/5/2015	22,250,000
23,175,000		Santa Clara Valley, CA Transportation Authority, (2008 Series C) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.020%, 2/5/2015	23,175,000
27,650,000		University of California (The Regents of), (2013 Series AL-3) Weekly VRDNs, 0.020%, 2/5/2015	27,650,000
		TOTAL	364,679,227
		Colorado—0.5%
16,735,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	16,735,000
20,850,000		University of Colorado Hospital Authority, (Series 2011A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.010%, 2/4/2015	20,850,000
		TOTAL	37,585,000
		Connecticut—0.2%
10,200,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.020%, 2/5/2015	10,200,000
6,315,000		Windham, CT, 1.00% BANs, 6/9/2015	6,332,712
		TOTAL	16,532,712
		District of Columbia—1.4%
3,540,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 2/6/2015	3,540,000
4,505,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/ (Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	4,505,000
12,200,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/ (Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	12,200,000
12,575,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	12,575,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$33,250,000		District of Columbia, (Series 2006) Weekly VRDNs (Carnegie Endowment for International Peace)/(Wells Fargo Bank, N.A. LOC), 0.020%, 2/5/2015	$33,250,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.020%, 2/5/2015	26,665,000
		TOTAL	92,735,000
		Florida—7.8%
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 2/5/2015	28,375,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 0.020%, 2/5/2015	18,000,000
2,700,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 2/4/2015	2,700,000
16,140,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo & Co. LIQ), 0.040%, 2/5/2015	16,140,000
58,505,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.030%, 2/2/2015	58,505,000
16,700,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs (Royal Bank of Canada,Montreal LIQ), 0.020%, 2/4/2015	16,700,000
5,550,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/4/2015	5,550,000
16,500,000		Manatee County, FL, Pollution Control Refunding Revenue Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.030%, 2/2/2015	16,500,000
2,940,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 2/5/2015	2,940,000
18,790,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.030%, 2/5/2015	18,790,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/5/2015	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.040%, 2/5/2015	77,350,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.030%, 2/5/2015	22,600,000
36,400,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2014-0038) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.050%, 2/5/2015	36,400,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$15,535,000	[3,4]	Orlando, FL Contract Tourist Development, PUTTERs (Series 4474) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/5/2015	$15,535,000
21,850,000		Pinellas County, FL Health Facility Authority, (Series 2009A-1) Daily VRDNs (Baycare Health System)/(U.S. Bank, N.A. LOC), 0.020%, 2/2/2015	21,850,000
5,750,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 2/5/2015	5,750,000
16,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-2), 0.100%, 2/5/2015	16,500,000
130,550,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.040%, 2/2/2015	130,550,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.100%, 2/5/2015	10,000,000
		TOTAL	532,450,000
		Georgia—1.9%
12,260,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.020%, 2/5/2015	12,260,000
1,865,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.070%, 2/5/2015	1,865,000
47,605,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.060%, 2/4/2015	47,605,000
5,500,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	5,500,000
60,925,000		Main Street Gas, Inc., GA, (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.020%, 2/5/2015	60,925,000
		TOTAL	128,155,000
		Hawaii—0.2%
10,500,000		Hawaii State Department of Budget & Finance, MVRENs (Queen's Health Systems), (2015 Series C), 0.160%, 2/5/2015	10,500,000
		Idaho—0.2%
10,910,000		Idaho Health Facilities Authority, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013ID), 0.090%, 2/5/2015	10,910,000
		Illinois—9.4%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.020%, 2/5/2015	12,410,000
27,570,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.040%, 2/5/2015	27,570,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.220%, 2/5/2015	$600,000
3,750,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.030%, 2/5/2015	3,750,000
15,130,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	15,130,000
28,000,000	[3,4]	Chicago, IL Transit Authority, Clipper Tax-Exempt Certificate Trust (2014-04A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 2/5/2015	28,000,000
7,700,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Royal Bank of Canada, Montreal LOC), 0.020%, 2/2/2015	7,700,000
11,500,000		Cook County, IL, (Series 2005) Weekly VRDNs (Catholic Theological Union)/(U.S. Bank, N.A. LOC), 0.020%, 2/4/2015	11,500,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/ (PNC Bank, N.A. LOC), 0.030%, 2/5/2015	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.030%, 2/4/2015	33,200,000
30,500,000		Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (Museum of Contemporary Art)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.030%, 2/4/2015	30,500,000
450,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.230%, 2/5/2015	450,000
20,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.030%, 2/4/2015	20,000,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.030%, 2/4/2015	6,500,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.140%, 2/5/2015	7,000,000
24,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2015	24,000,000
30,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.030%, 2/5/2015	30,000,000
950,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.080%, 2/5/2015	950,000
99,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/4/2015	99,900,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$20,000,000		Illinois Finance Authority, (Series 2008C-2A) Weekly VRDNs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/4/2015	$20,000,000
57,525,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/4/2015	57,525,000
6,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 2/5/2015	6,000,000
37,800,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/5/2015	37,800,000
14,840,000		Illinois Finance Authority, (Series 2010A) Daily VRDNs (University of Chicago Medical Center)/(Bank of America N.A. LOC), 0.010%, 2/2/2015	14,840,000
8,100,000		Illinois Housing Development Authority, Lakeshore Plaza (2008 Series B) Weekly VRDNs (FHLB of Chicago LIQ), 0.030%, 2/5/2015	8,100,000
11,100,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.040%, 2/6/2015	11,100,000
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.090%, 2/5/2015	27,110,000
21,150,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	21,150,000
11,570,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	11,570,000
33,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	33,880,000
14,405,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	14,405,000
6,215,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.040%, 2/5/2015	6,215,000
		TOTAL	644,255,000
		Indiana—2.0%
12,000,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.020%, 2/5/2015	12,000,000
5,945,000		Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.040%, 2/6/2015	5,945,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$6,500,000	Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.040%, 2/5/2015	$6,500,000
100,000,000	Posey County, IN EDA, (Series 2013A), 0.23% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury) 4/2/2015	100,000,000
9,750,000	Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.090%, 2/5/2015	9,750,000
	TOTAL	134,195,000
	Iowa—1.3%
34,000,000	Iowa Finance Authority, (Series 2000D) Weekly VRDNs (CHE Trinity Healthcare Credit Group), 0.010%, 2/5/2015	34,000,000
11,870,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.020%, 2/5/2015	11,870,000
23,500,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.060%, 2/5/2015	23,500,000
20,000,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.010%, 2/4/2015	20,000,000
	TOTAL	89,370,000
	Kansas—0.1%
5,400,000	Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.030%, 2/5/2015	5,400,000
	Kentucky—0.7%
16,000,000	Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.170%, 2/5/2015	16,000,000
12,900,000	Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.170%, 2/5/2015	12,900,000
15,000,000	Pikeville, KY, (Series 2014), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2015	15,008,074
2,515,000	Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.030%, 2/6/2015	2,515,000
	TOTAL	46,423,074
	Louisiana—3.1%
1,810,000	Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(FHLB of Atlanta LOC), 0.020%, 2/4/2015	1,810,000
25,000,000	Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.050%, 2/4/2015	25,000,000
3,025,000	Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.040%, 2/4/2015	3,025,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.040%, 2/4/2015	$3,350,000
26,635,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(Bank of America N.A. LOC), 0.020%, 2/2/2015	26,635,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	12,125,000
40,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.020%, 2/2/2015	40,000,000
96,075,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 2/5/2015	96,075,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.040%, 2/5/2015	5,400,000
		TOTAL	213,420,000
		Maine—0.0%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	3,350,000
		Maryland—0.7%
2,665,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 2/3/2015	2,665,000
18,480,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.030%, 2/5/2015	18,480,000
24,050,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.030%, 2/5/2015	24,050,000
857,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 2/3/2015	857,000
1,259,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 2/3/2015	1,259,000
3,025,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 2/6/2015	3,025,000
		TOTAL	50,336,000
		Massachusetts—1.5%
17,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.030%, 2/5/2015	17,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$49,000,000	[3,4]	Commonwealth of Massachusetts, SPEARs (Series DB-1257), 0.17% TOBs (Deutsche Bank AG LIQ), Optional Tender 3/19/2015	$49,000,000
15,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.09% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 4/6/2015	15,000,000
11,210,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.110%, 2/5/2015	11,210,000
4,450,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.010%, 2/5/2015	4,450,000
8,635,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.110%, 2/5/2015	8,635,000
		TOTAL	105,295,000
		Michigan—3.0%
14,025,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.060%, 2/5/2015	14,025,000
34,350,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/5/2015	34,350,000
15,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/4/2015	15,000,000
6,800,000		Michigan State Building Authority Weekly VRDNs (Citibank NA, New York LOC), 0.030%, 2/5/2015	6,800,000
31,000,000	[3,4]	Michigan State Building Authority, Eagles (Series 2014-0028) Weekly VRDNs (Citibank NA, New York LIQ), 0.030%, 2/5/2015	31,000,000
5,415,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.030%, 2/5/2015	5,415,000
2,455,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/5/2015	2,455,000
8,650,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-6), 0.080%, 2/5/2015	8,650,000
9,475,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-7), 0.080%, 2/5/2015	9,475,000
7,100,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-8), 0.080%, 2/5/2015	7,100,000
6,200,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/5/2015	6,200,000
9,740,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.060%, 2/5/2015	9,740,000
3,745,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.030%, 2/5/2015	3,745,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$600,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.020%, 2/2/2015	$600,000
10,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2015	10,000,000
37,175,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.020%, 2/5/2015	37,175,000
3,070,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/4/2015	3,070,000
4,200,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	4,212,364
		TOTAL	209,012,364
		Minnesota—1.3%
1,550,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.040%, 2/5/2015	1,550,000
12,000,000		Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.020%, 2/5/2015	12,000,000
14,300,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.020%, 2/5/2015	14,300,000
15,095,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.010%, 2/5/2015	15,095,000
15,000,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.010%, 2/5/2015	15,000,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.020%, 2/5/2015	2,655,000
3,500,000		North St. Paul-Maplewood-Oakdale MN ISD 622, (Series 2015A), 2.00% TANs (GTD by Minnesota State), 9/15/2015	3,540,269
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.020%, 2/5/2015	4,560,000
2,180,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.020%, 2/5/2015	2,180,000
9,200,000		Rochester, MN Health Care Facility Authority, (Series 2002B) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.010%, 2/4/2015	9,200,000
5,000,000		Roseville, MN ISD No. 623, (Series A), 1.00% TANs (GTD by Minnesota State), 2/8/2016	5,040,582
7,292,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Camput, LLC)/(FHLMC LOC), 0.020%, 2/5/2015	7,292,000
		TOTAL	92,412,851
		Mississippi—0.2%
12,230,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	12,230,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—1.1%
$7,955,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.120%, 2/5/2015	$7,955,000
15,565,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.020%, 2/4/2015	15,565,000
12,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.090%, 2/5/2015	12,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2015	26,000,000
17,300,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.020%, 2/4/2015	17,300,000
		TOTAL	78,820,000
		Multi-State—1.2%
9,790,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 2/5/2015	9,790,000
11,480,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 2/5/2015	11,480,000
44,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.110%, 2/5/2015	44,300,000
19,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 2/5/2015	19,000,000
		TOTAL	84,570,000
		Nebraska—0.2%
4,190,000		Central Plains Energy Project, NE, Gas Supply Refunding Revenue Bonds (Series 2014), 3.00% Bonds (GTD by Royal Bank of Canada, Montreal), 6/1/2015	4,228,622
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.050%, 2/5/2015	10,000,000
		TOTAL	14,228,622
		Nevada—2.5%
54,920,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.020%, 2/4/2015	54,920,000
88,600,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.020%, 2/4/2015	88,600,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/ (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.020%, 2/5/2015	28,500,000
		TOTAL	172,020,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—4.6%
$11,980,000		Avalon Boro, NJ, 1.00% BANs, 2/25/2015	$11,985,095
5,803,300		Bernardsville, NJ, 1.00% BANs, 2/19/2015	5,805,295
7,391,463		Cinnaminson, NJ, 1.00% BANs, 5/19/2015	7,402,240
5,657,000		Kinnelon, NJ, 1.00% BANs, 2/20/2015	5,658,257
10,000,000		Long Branch, NJ, 1.00% BANs, 2/13/2015	10,000,749
6,819,575		Middletown Township, NJ, 1.00% BANs, 11/13/2015	6,849,743
11,500,000	[3,4]	New Jersey State Educational Facilities Authority, SPEARs (Series DBE-1307), 0.22% TOBs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/19/2015	11,500,000
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.030%, 2/5/2015	40,000,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/5/2015	30,305,000
25,495,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/2/2015	25,495,000
76,000,000	[3,4]	New Jersey State, PUTTERs (Series 4460), 0.12% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Optional Tender 4/2/2015	76,000,000
40,000,000	[3,4]	New Jersey State, PUTTERs (Series 4461), 0.07% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC) 4/23/2015	40,000,000
18,000,000		Ocean City, NJ, (Series 2014-1), 0.75% BANs, 6/18/2015	18,031,638
9,275,600		Springfield Township, NJ (Union County), 0.75% BANs, 7/24/2015	9,296,615
5,695,076		Upper Saddle River, NJ, 1.00% BANs, 2/20/2015	5,697,053
8,747,000		Wayne Township, NJ, 0.75% BANs, 7/20/2015	8,768,402
		TOTAL	312,795,087
		New York—9.6%
20,000,000		Copiague, NY Union Free School District, 0.75% TANs, 6/19/2015	20,041,477
15,600,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	15,697,115
5,740,000		Ithaca City, NY School District, 0.75% BANs, 7/2/2015	5,751,351
11,173,025		Ithaca, NY, 1.00% BANs, 7/31/2015	11,214,315
6,500,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2015	6,500,000
11,000,000		New York City Housing Development Corp., (Series 2010A) Weekly VRDNs (101 Avenue D Apartments)/(Bank of America N.A. LOC), 0.020%, 2/5/2015	11,000,000
18,080,000		New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/5/2015	18,080,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New York—continued
$15,000,000	New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.020%, 2/2/2015	$15,000,000
13,000,000	New York City, NY Municipal Water Finance Authority, Fiscal 2011 (Subseries FF-1) Daily VRDNs (Bank of America N.A. LIQ), 0.010%, 2/2/2015	13,000,000
85,900,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.040%, 2/2/2015	85,900,000
10,000,000	New York City, NY Municipal Water Finance Authority, Senior Revenue Bonds (Series 2008B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.010%, 2/2/2015	10,000,000
9,150,000	New York City, NY Transitional Finance Authority, (Series 2013 A-5) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.010%, 2/2/2015	9,150,000
3,000,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs (Bank of New York Mellon LIQ), 0.020%, 2/4/2015	3,000,000
30,580,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.020%, 2/4/2015	30,580,000
7,400,000	New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/5/2015	7,400,000
8,750,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.030%, 2/5/2015	8,750,000
11,445,000	New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.010%, 2/2/2015	11,445,000
11,475,000	New York City, NY, (Fiscal 2008 Subseries L-4) Daily VRDNs (U.S. Bank, N.A. LOC), 0.010%, 2/2/2015	11,475,000
2,500,000	New York State Dormitory Authority, (Series 2005A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/5/2015	2,500,000
2,900,000	New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2015	2,900,000
10,990,000	New York State Dormitory Authority, (Series 2008B-1) Weekly VRDNs (St. John's University)/(Bank of America N.A. LOC), 0.020%, 2/5/2015	10,990,000
33,000,000	New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.040%, 2/2/2015	33,000,000
19,000,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.040%, 2/2/2015	19,000,000
8,000,000	New York State HFA, (Series 2011A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.010%, 2/4/2015	8,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$3,000,000		New York State HFA, (Series A) Weekly VRDNs (2180 Broadway)/ (Wells Fargo Bank, N.A. LOC), 0.020%, 2/4/2015	$3,000,000
16,500,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 2/4/2015	16,500,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(Citibank N.A. LIQ), 0.080%, 2/5/2015	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(Citibank N.A. LIQ), 0.080%, 2/5/2015	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(Citibank N.A. LIQ), 0.080%, 2/5/2015	31,000,000
23,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(Deutsche Bank Trust Co. LIQ), 0.100%, 2/5/2015	23,500,000
14,025,000		Oceanside, NY Union Free School District, 0.75% TANs, 6/19/2015	14,052,456
10,000,000		Ogdensburg, NY Enlarged City School District, (Series 2014A), 0.75% BANs, 6/23/2015	10,014,317
10,000,000		Rochester, NY, 1.00% BANs, 8/10/2015	10,039,983
20,000,000		Rochester, NY, 2.00% BANs, 8/10/2015	20,183,841
5,208,000		Southern Cayuga, NY CSD, (Series 2014A), 0.75% BANs, 6/26/2015	5,215,200
7,237,974		Taconic Hills, NY CSD, 0.75% BANs, 7/2/2015	7,253,485
19,725,000		Tarrytowns, NY Union Free School District, 0.50% BANs, 2/12/2015	19,727,015
63,310,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2015	63,310,000
23,905,000		Watkins Glen, NY CSD, 0.75% BANs, 8/4/2015	23,950,556
		TOTAL	654,621,111
		North Carolina—1.2%
18,290,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.120%, 2/5/2015	18,290,000
7,070,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2015	7,070,000
9,500,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2015	9,500,000
4,160,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	4,160,000
10,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	10,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$7,075,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	$7,075,000
4,015,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.15% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/9/2015	4,015,000
1,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.060%, 2/5/2015	1,000,000
1,735,000		Raleigh, NC, (Series 2005B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.010%, 2/4/2015	1,735,000
7,300,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.020%, 2/4/2015	7,300,000
22,200,000		Raleigh, NC, (Series 2008A) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/4/2015	22,200,000
		TOTAL	82,355,000
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.040%, 2/4/2015	29,124,000
		Ohio—0.4%
6,425,000		Butler County, OH, 0.30% BANs, 7/30/2015	6,425,000
5,480,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.090%, 2/5/2015	5,480,000
13,300,000		Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.020%, 2/2/2015	13,300,000
		TOTAL	25,205,000
		Oklahoma—0.1%
5,970,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.070%, 2/5/2015	5,970,000
		Pennsylvania—3.8%
12,900,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.020%, 2/5/2015	12,900,000
4,000,000		Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.030%, 2/5/2015	4,000,000
7,000,000		Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.020%, 2/5/2015	7,000,000
1,200,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 2/5/2015	1,200,000
15,700,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.020%, 2/5/2015	15,700,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$6,000,000		Dallastown Area School District, PA, (Series of 2014) VRNs, 1.25%, 4/15/2015	$6,011,104
15,000,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.100%, 2/4/2015	15,000,000
20,495,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 2/5/2015	20,495,000
3,965,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 2/5/2015	3,965,000
9,115,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.020%, 2/5/2015	9,115,000
2,075,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.030%, 2/5/2015	2,075,000
5,000,000		Pennsylvania Infrastructure Investment Authority, (Series 2010A), 0.05% CP (Pennvest/Commonweatlh Funded Revolving Fund)/(Bank of America N.A. LOC), Mandatory Tender 2/18/2015	5,000,000
21,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1005) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.250%, 2/5/2015	21,000,000
17,195,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1006) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.250%, 2/5/2015	17,195,000
72,500,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.020%, 2/5/2015	72,500,000
15,000,000		Philadelphia, PA, (Series A), 1.00% TRANs, 6/30/2015	15,053,146
29,100,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 2/5/2015	29,100,000
5,995,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.040%, 2/5/2015	5,995,000
		TOTAL	263,304,250
		South Carolina—0.4%
10,000,000		Lexington, SC, 2.25% BANs (Lexington, SC Water & Sewage), 12/1/2015	10,165,568
8,395,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.020%, 2/5/2015	8,395,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.120%, 2/5/2015	4,000,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$4,585,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	$4,585,000
		TOTAL	27,145,568
		Tennessee—2.1%
36,875,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2015	36,875,000
5,200,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2015	5,200,000
35,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.080%, 2/5/2015	35,095,000
12,500,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), 0.10%, 4/2/2015	12,500,000
4,365,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	4,365,000
30,200,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.020%, 2/4/2015	30,200,000
18,000,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 2/5/2015	18,000,000
		TOTAL	142,235,000
		Texas—16.9%
42,675,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/5/2015	42,675,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.030%, 2/5/2015	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.050%, 2/5/2015	24,150,000
8,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.030%, 2/5/2015	8,000,000
9,900,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/5/2015	9,900,000
43,900,000		Denton, TX ISD, (Series 2005-A) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 2/5/2015	43,900,000
10,320,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.070%, 2/5/2015	10,320,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$13,650,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.030%, 2/5/2015	$13,650,000
20,000,000		Gulf Coast, TX IDA, (Series 2012) Daily VRDNs (Exxon Mobil Corp.), 0.020%, 2/2/2015	20,000,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.010%, 2/4/2015	8,000,000
34,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/4/2015	34,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 7/7/2015	57,500,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/13/2015	28,000,000
49,790,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	49,790,000
35,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	35,500,000
40,405,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	40,405,000
89,780,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	89,780,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.020%, 2/5/2015	11,000,000
35,260,000		Houston, TX Airport System, (Series 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.020%, 2/4/2015	35,260,000
11,175,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.120%, 2/5/2015	11,175,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.090%, 2/5/2015	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.030%, 2/5/2015	5,130,000
50,000,000	[3,4]	Leander, TX ISD, SPEARs (Series DB-1253), 0.17% TOBs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), Optional Tender 3/19/2015	50,000,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.15% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 7/9/2015	18,965,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$7,300,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.020%, 2/2/2015	$7,300,000
16,235,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.020%, 2/2/2015	16,235,000
13,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.030%, 2/4/2015	13,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.030%, 2/4/2015	25,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.08% CP, Mandatory Tender 3/3/2015	16,750,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.020%, 2/5/2015	15,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Scott & White Health Care System), MVRENs (Series 2013B), 0.110%, 2/5/2015	10,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.020%, 2/5/2015	8,685,000
16,000,000	[3,4]	Texas State Transportation Commission, Floater Certificates (Series 3371) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 2/5/2015	16,000,000
5,000,000		Texas State Transportation Commission, Mobility Fund Bonds (Series 2006B) Weekly VRDNs (Texas State)/CALPERS (California Public Employees Retirement System) and State Street Bank and Trust Co. LIQs), 0.020%, 2/4/2015	5,000,000
20,000,000		Texas State, (Series 2012B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.020%, 2/4/2015	20,000,000
185,475,000		Texas State, 1.50% TRANs, 8/31/2015	186,940,099
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.030%, 2/5/2015	23,000,000
27,685,000		Texas State, Veterans Bonds (Series 2011A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2015	27,685,000
52,505,000		Texas State, Veterans Bonds (Series 2013B) Weekly VRDNs (Bank of New York Mellon LIQ), 0.020%, 2/4/2015	52,505,000
9,900,000		Texas State, Veterans Bonds (Series 2014A) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 2/4/2015	9,900,000
10,130,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.15% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	10,130,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Texas—continued
$29,725,000	University of Texas System (The Board of Regents of), Series 2007 B Weekly VRDNs, 0.010%, 2/5/2015	$29,725,000
	TOTAL	1,157,120,099
	Utah—1.1%
42,400,000	Murray City, UT, (Series 2003A) Weekly VRDNs (IHC Health Services, Inc.), 0.020%, 2/5/2015	42,400,000
8,000,000	Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014C), 0.080%, 2/5/2015	8,000,000
23,700,000	Utah County, UT, (Series 2002C) Weekly VRDNs (IHC Health Services, Inc.)/(U.S. Bank, N.A. LIQ), 0.020%, 2/5/2015	23,700,000
	TOTAL	74,100,000
	Vermont—0.2%
14,350,000	Vermont EDA, (Series 2006B) Weekly VRDNs (Wake Robin Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.020%, 2/5/2015	14,350,000
	Virginia—1.4%
5,450,000	Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	5,450,000
9,195,000	Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	9,195,000
4,910,000	Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.100%, 2/5/2015	4,910,000
4,820,000	Harrisonburg, VA IDA, (Series B) Weekly VRDNs (Virginia Mennonite Retirement Community)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	4,820,000
3,635,000	Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 2/4/2015	3,635,000
14,900,000	Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	14,900,000
16,305,000	Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	16,305,000
9,125,000	Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.140%, 2/5/2015	9,125,000
5,000,000	Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.040%, 2/2/2015	5,000,000
2,195,000	Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.020%, 2/5/2015	2,195,000
16,395,000	Stafford County, VA and Staunton, VA IDA, Series 2008 A-1, 0.06% CP (Bank of America N.A. LOC), Mandatory Tender 2/10/2015	16,395,000
Semi-Annual Shareholder Report

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$3,000,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.020%, 2/4/2015	$3,000,000
		TOTAL	94,930,000
		Washington—0.7%
3,340,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	3,340,000
18,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013), 0.170%, 2/5/2015	18,000,000
6,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0.170%, 2/5/2015	6,000,000
19,185,000		Washington State Housing Finance Commission, Series A Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.010%, 2/5/2015	19,185,000
		TOTAL	46,525,000
		West Virginia—1.1%
49,995,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.030%, 2/5/2015	49,995,000
22,100,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	22,100,000
		TOTAL	72,095,000
		Wisconsin—3.9%
54,000,000		Madison, WI Metropolitan School District, 1.00% TRANs, 9/8/2015	54,268,103
26,500,000		Milwaukee, WI, (Series 2012 C-6), 0.070%—0.080%, 2/10/2015 - 4/8/2015	26,500,000
4,050,000		Oak Creek, WI, 2.00% BANs, 4/1/2015	4,061,631
8,195,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.040%, 2/5/2015	8,195,000
28,155,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.12% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 6/3/2015	28,155,000
9,150,000		Wisconsin HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.080%, 2/5/2015	9,150,000
11,200,000		Wisconsin HEFA, (UnityPoint Health), MVRENs (Series 2014B-2), 0.100%, 2/5/2015	11,200,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.030%, 2/5/2015	23,165,000
11,810,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/5/2015	11,810,000
Semi-Annual Shareholder Report

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.100%, 2/5/2015	$3,770,000
4,365,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	4,365,000
84,080,000	Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.070%—0.090%, 2/3/2015 - 4/6/2015	84,080,000
	TOTAL	268,719,734
	Wyoming—0.0%
760,000	Sweetwater County, WY PCRB, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.030%, 2/4/2015	760,000
	TOTAL INVESTMENTS—99.5% (AT AMORTIZED COST)[5]	6,820,504,699
	OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	33,897,773
	TOTAL NET ASSETS—100%	$6,854,402,472
At January 31, 2015, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $1,455,770,000, which represented 21.2% of total net assets.
Semi-Annual Shareholder Report

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $1,455,770,000, which represented 21.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.02%	0.04%	0.10%	0.18%
Ratios to Average Net Assets:
Net expenses	0.07%[3]	0.10%[4]	0.18%[4]	0.21%[4]	0.21%[4]	0.22%[4]
Net investment income	0.01%[3]	0.01%	0.02%	0.03%	0.10%	0.17%
Expense waiver/reimbursement[5]	0.21%[3]	0.19%	0.11%	0.08%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,661,811	$5,272,724	$5,906,897	$6,671,609	$9,147,097	$8,290,468
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.18%, 0.21%, 0.21% and 0.22% for the years ended July 31, 2014, 2013, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.01%	0.01%	0.01%	0.03%
Ratios to Average Net Assets:
Net expenses	0.07%[3]	0.10%[4]	0.18%[4]	0.24%[4]	0.30%[4]	0.37%[4]
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[5]	0.46%[3]	0.44%	0.36%	0.30%	0.24%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,192,591	$1,241,451	$1,339,613	$1,620,808	$1,634,926	$1,950,703
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.18%, 0.24%, 0.30% and 0.37% for the years ended July 31, 2014, 2013, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$6,820,504,699
Cash		14,979
Income receivable		3,621,306
Receivable for investments sold		30,017,778
Receivable for shares sold		330,718
Prepaid expenses		19,894
TOTAL ASSETS		6,854,509,374
Liabilities:
Payable for shares redeemed	$50,114
Income distribution payable	46,298
Payable to adviser (Note 4)	8,124
Payable for Directors'/Trustees' fees (Note 4)	2,366
TOTAL LIABILITIES		106,902
Net assets for 6,854,275,366 shares outstanding		$6,854,402,472
Net Assets Consist of:
Paid-in capital		$6,854,255,883
Accumulated net realized gain on investments		148,786
Distributions in excess of net investment income		(2,197)
TOTAL NET ASSETS		$6,854,402,472
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,661,811,267 ÷ 5,661,703,532 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,192,591,205 ÷ 1,192,571,834 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$2,895,586
Expenses:
Investment adviser fee (Note 4)		$6,871,014
Administrative fee (Note 4)		2,688,789
Custodian fees		112,249
Transfer agent fee		29,636
Directors'/Trustees' fees (Note 4)		20,200
Auditing fees		10,587
Legal fees		14,623
Portfolio accounting fees		95,948
Other service fees (Notes 2 and 4)		1,546,848
Share registration costs		29,302
Printing and postage		23,961
Miscellaneous (Note 4)		34,616
TOTAL EXPENSES		11,477,773
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(6,871,014)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(2,052,841)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,923,855)
Net expenses			2,553,918
Net investment income			341,668
Net realized gain on investments			514,640
Change in net assets resulting from operations			$856,308
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$341,668	$767,511
Net realized gain on investments	514,640	604,719
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	856,308	1,372,230
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(281,996)	(592,127)
Service Shares	(61,910)	(134,238)
Distributions from net realized gain on investments
Institutional Shares	(786,949)	(83,609)
Service Shares	(160,788)	(18,188)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,291,643)	(828,162)
Share Transactions:
Proceeds from sale of shares	11,298,069,124	20,340,536,889
Net asset value of shares issued to shareholders in payment of distributions declared	310,282	208,368
Cost of shares redeemed	(10,957,717,094)	(21,073,624,036)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	340,662,312	(732,878,779)
Change in net assets	340,226,977	(732,334,711)
Net Assets:
Beginning of period	6,514,175,495	7,246,510,206
End of period (including undistributed (distributions in excess of) net investment income of $(2,197) and $41, respectively)	$6,854,402,472	$6,514,175,495
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees unique to those classes.
For the six months ended January 31, 2015, unaffiliated third parties waived $750 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,546,848	$(1,566)	$(1,545,282)
For the six months ended January 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,027,157,869	$10,027,157,869	17,484,880,139	$17,484,880,139
Shares issued to shareholders in payment of distributions declared	227,637	227,637	151,517	151,517
Shares redeemed	(9,637,946,805)	(9,637,946,805)	(18,119,646,590)	(18,119,646,590)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	389,438,701	$389,438,701	(634,614,934)	$(634,614,934)
Semi-Annual Shareholder Report

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,270,911,255	$1,270,911,255	2,855,656,750	$2,855,656,750
Shares issued to shareholders in payment of distributions declared	82,645	82,645	56,851	56,851
Shares redeemed	(1,319,770,289)	(1,319,770,289)	(2,953,977,446)	(2,953,977,446)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(48,776,389)	$(48,776,389)	(98,263,845)	$(98,263,845)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	340,662,312	$340,662,312	(732,878,779)	$ (732,878,779)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived its entire fee of $6,871,014 and voluntarily reimbursed $505,243 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2015, FSSC reimbursed $1,566 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,693,150,000 and $1,732,555,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,000.20	$0.35[2]
Service Shares	$1,000	$1,000.20	$0.35[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.85	$0.36[2]
Service Shares	$1,000	$1,024.85	$0.36[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.07%
Service Shares	0.07%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.46% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.32 and $2.35, respectively.
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2014
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
Semi-Annual Shareholder Report

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450202 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Institutional	TBIXX

Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	80.1%
Municipal Notes	14.1%
Commercial Paper	5.3%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
At January 31, 2015, the Fund's effective3 maturity schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	77.0%
8-30 Days	1.6%
31-90 Days	7.1%
91-180 Days	3.7%
181 Days or more	10.1%
Other Assets and Liabilities—Net[2]	0.5%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.5%[1,2]
		Alabama—4.6%
$6,000,000		Alabama HFA MFH, (2000 Series A:Turtle Lake) Weekly VRDNs (Double Lake Ventures LLC)/(FNMA LOC), 0.020%, 2/5/2015	$6,000,000
4,000,000	[3,4]	Alabama Special Care Facilities Financing Authority of Birmingham, Solar Eclipse (Series 2007-46), 0.11% TOBs (Ascension Health Senior Credit Group)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), Optional Tender 3/19/2015	4,000,000
8,000,000	[3,4]	Birmingham, AL Waterworks & Sewer Board, Floater Certificates (Series 2008F-2707) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 2/5/2015	8,000,000
11,810,000		Birmingham-St. Martin's, AL Special Care Facilities Financing Authority, (Series 2007) Weekly VRDNs (St. Martin's In The Pines)/(FHLB of Atlanta LOC), 0.040%, 2/5/2015	11,810,000
23,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.030%, 2/2/2015	23,000,000
10,000,000		Columbia, AL IDB PCRB, (Series 2014-D) Weekly VRDNs (Alabama Power Co.), 0.030%, 2/4/2015	10,000,000
28,000,000		Mobile County, AL IDA Gulf Opportunity Zone, (Series 2011) Weekly VRDNs (SSAB Alabama, Inc.)/(Credit Agricole Corporate and Investment Bank LOC), 0.050%, 2/5/2015	28,000,000
12,000,000		Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama Power Co.), 0.040%, 2/2/2015	12,000,000
17,500,000		Mobile, AL IDB, PCR (Series 2008: Gulf Opportunity Zone Bond), 0.32% TOBs (Alabama Power Co.), Mandatory Tender 10/1/2015	17,500,000
27,600,000		Tuscaloosa County, AL IDA, (Series 2008A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Citibank NA, New York LOC), 0.030%, 2/4/2015	27,600,000
10,000,000		Tuscaloosa County, AL IDA, (Series 2008C: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 2/4/2015	10,000,000
104,500,000		Tuscaloosa County, AL IDA, (Series 2011A: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Sumitomo Mitsui Banking Corp. LOC), 0.020%, 2/4/2015	104,500,000
25,000,000		Tuscaloosa County, AL IDA, (Series 2011J: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 2/4/2015	25,000,000
10,000,000		(Tuscaloosa County, AL IDA, (Series 2011K: Gulf Opportunity Zone Bonds) Weekly VRDNs (Hunt Refining Co.)/(Bank of Nova Scotia, Toronto LOC), 0.020%, 2/4/2015	10,000,000
12,310,000		(Tuscaloosa County, AL Port Authority, Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Tuscaloosa Riverfront Development, LLC)/(FHLB of Atlanta LOC), 0.060%, 2/5/2015	12,310,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Alabama—continued
$5,410,000	[3,4]	University of South Alabama, Solar Eclipse (Series 2007-0023) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	$5,410,000
2,675,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/ (UBS AG LOC), 0.030%, 2/4/2015	2,675,000
		TOTAL	317,805,000
		Alaska—0.3%
21,800,000		Alaska State Housing Finance Corp., (2009 Series D) Weekly VRDNs (Bank of America N.A. LIQ), 0.010%, 2/5/2015	21,800,000
		Arizona—0.9%
4,000,000		Maricopa County, AZ, IDA Solid Waste Disposal, (Series 2009) Weekly VRDNs (DC Paloma 2 LLC)/(CoBank, ACB LOC), 0.030%, 2/5/2015	4,000,000
7,845,000	[3,4]	Salt River Project, AZ Agricultural Improvement & Power District, Floater Certificates (Series 2008-3284) Weekly VRDNs (Morgan Stanley Bank, N.A. LIQ), 0.030%, 2/5/2015	7,845,000
28,500,000		Yavapai County, AZ IDA—Recovery Zone Facility, (Series 2010: Drake Cement Project) Weekly VRDNs (Skanon Investments, Inc.)/(Citibank NA, New York LOC), 0.030%, 2/5/2015	28,500,000
20,315,000		Yavapai County, AZ IDA Hospital Facilities, (Series 2008B) Weekly VRDNs (Northern Arizona Healthcare System, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.030%, 2/5/2015	20,315,000
		TOTAL	60,660,000
		California—5.3%
30,000,000		California State, (Series 2004 A-7) Weekly VRDNs (Citibank NA, New York LOC), 0.010%, 2/5/2015	30,000,000
60,000,000		California State, (Series 2005B-1) Weekly VRDNs (Bank of America N.A. LOC), 0.010%, 2/4/2015	60,000,000
20,050,000		California State, 2.00% Bonds, 10/1/2015	20,294,227
47,760,000		California Statewide CDA, (Series 2003C) Weekly VRDNs (Kaiser Permanente), 0.010%, 2/4/2015	47,760,000
16,700,000		California Statewide CDA, (Series 2004I), 0.10% CP (Kaiser Permanente), Mandatory Tender 4/2/2015	16,700,000
19,045,000		California Statewide Communities Development Authority, (Series 2004E), 0.14% CP (Kaiser Permanente), Mandatory Tender 3/4/2015	19,045,000
4,000,000	[3,4]	Los Angeles, CA CCD, ROCs (Series 11728) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 2/5/2015	4,000,000
14,930,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2013-0005) Weekly VRDNs (Citibank NA, New York LIQ), 0.030%, 2/5/2015	14,930,000
13,120,000	[3,4]	Los Angeles, CA Department of Water & Power (Electric/Power System), Eagles (Series 2014-0029) Weekly VRDNs (Citibank NA, New York LIQ), 0.030%, 2/5/2015	13,120,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		California—continued
$25,230,000	[3,4]	Los Angeles, CA USD, Solar Eclipse (Series 2006-0018) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	$25,230,000
8,900,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Deutche Bank Trust Co. LIQ), 0.100%, 2/5/2015	8,900,000
21,500,000	[3,4]	Nuveen California AMT-Free Municipal Income Fund, (Series 4), Weekly VRDPs, (Citibank N.A. LIQ), 0.080%, 2/5/2015	21,500,000
10,125,000	[3,4]	Orange County, CA Sanitation District, ROCs (Series 11738) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 2/5/2015	10,125,000
22,250,000		Santa Clara Valley, CA Transportation Authority, (2008 Series B) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.010%, 2/5/2015	22,250,000
23,175,000		Santa Clara Valley, CA Transportation Authority, (2008 Series C) Weekly VRDNs (2000 Measure A Sales Tax)/(Sumitomo Mitsui Banking Corp. LIQ), 0.020%, 2/5/2015	23,175,000
27,650,000		University of California (The Regents of), (2013 Series AL-3) Weekly VRDNs, 0.020%, 2/5/2015	27,650,000
		TOTAL	364,679,227
		Colorado—0.5%
16,735,000	[3,4]	Denver, CO City & County Airport Authority, SPEARs (Series DBE-493) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	16,735,000
20,850,000		University of Colorado Hospital Authority, (Series 2011A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.010%, 2/4/2015	20,850,000
		TOTAL	37,585,000
		Connecticut—0.2%
10,200,000	[3,4]	Connecticut State Health & Educational Facilities, Eagles (Series 720053031) Weekly VRDNs (Yale University)/(Citibank NA, New York LIQ), 0.020%, 2/5/2015	10,200,000
6,315,000		Windham, CT, 1.00% BANs, 6/9/2015	6,332,712
		TOTAL	16,532,712
		District of Columbia—1.4%
3,540,000		District of Columbia Revenue, (Series 1999) Weekly VRDNs (Young Men's Christian Association of Metropolitan Washington)/ (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 2/6/2015	3,540,000
4,505,000		District of Columbia Revenue, (Series 2006) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/ (Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	4,505,000
12,200,000		District of Columbia Revenue, (Series 2009) Weekly VRDNs (Washington Center for Internships & Academic Seminars)/ (Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	12,200,000
12,575,000	[3,4]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2007-0056) Weekly VRDNs (U.S. Bank, N.A. LIQ)/ (U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	12,575,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		District of Columbia—continued
$33,250,000		District of Columbia, (Series 2006) Weekly VRDNs (Carnegie Endowment for International Peace)/(Wells Fargo Bank, N.A. LOC), 0.020%, 2/5/2015	$33,250,000
26,665,000	[3,4]	Washington, DC Convention Center Authority, Floater Certificates (Series 2006-1606) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.020%, 2/5/2015	26,665,000
		TOTAL	92,735,000
		Florida—7.8%
28,375,000	[3,4]	Broward County, FL, Clipper Tax-Exempt Certificates Trust (Series 2009-55) Weekly VRDNs (State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.050%, 2/5/2015	28,375,000
18,000,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Florida Non-AMT) Series 2009-83 Weekly VRDNs (State Street Bank and Trust Co. LIQ)/ (State Street Bank and Trust Co. LOC), 0.020%, 2/5/2015	18,000,000
2,700,000		Florida HFA, (Series 1985-SS) Weekly VRDNs (Woodlands Apartments)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 2/4/2015	2,700,000
16,140,000	[3,4]	Florida State Board of Education, P-FLOATs (Series PZ-198) Weekly VRDNs (Florida State)/(Wells Fargo & Co. LIQ), 0.040%, 2/5/2015	16,140,000
58,505,000		Florida State Municipal Power Agency, (Series 2008C) Daily VRDNs (Bank of America N.A. LOC), 0.030%, 2/2/2015	58,505,000
16,700,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs (Royal Bank of Canada,Montreal LIQ), 0.020%, 2/4/2015	16,700,000
5,550,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/4/2015	5,550,000
16,500,000		Manatee County, FL, Pollution Control Refunding Revenue Bonds (Series 1994) Daily VRDNs (Florida Power & Light Co.), 0.030%, 2/2/2015	16,500,000
2,940,000		North Broward Florida Hospital District, (Series 2008A) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 2/5/2015	2,940,000
18,790,000		Orange County, FL School Board, COPs (Series 2008C) Weekly VRDNs (Bank of America N.A. LOC), 0.030%, 2/5/2015	18,790,000
11,715,000	[3,4]	Orange County, FL, Health Facilities Authority, SPEARs (Series DBE-1071) Weekly VRDNs (Orlando Health, Inc.)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/5/2015	11,715,000
77,350,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0081) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.040%, 2/5/2015	77,350,000
22,600,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2007-0145) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.030%, 2/5/2015	22,600,000
36,400,000	[3,4]	Orlando & Orange County Expressway Authority, FL, Eagles (Series 2014-0038) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.050%, 2/5/2015	36,400,000
Semi-Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Florida—continued
$15,535,000	[3,4]	Orlando, FL Contract Tourist Development, PUTTERs (Series 4474) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/5/2015	$15,535,000
21,850,000		Pinellas County, FL Health Facility Authority, (Series 2009A-1) Daily VRDNs (Baycare Health System)/(U.S. Bank, N.A. LOC), 0.020%, 2/2/2015	21,850,000
5,750,000		Pinellas County, FL Health Facility Authority, (Series 2009A-2) Weekly VRDNs (Baycare Health System)/(Northern Trust Co., Chicago, IL LOC), 0.010%, 2/5/2015	5,750,000
16,500,000		Polk County, FL IDA, (Baycare Health System), MVRENs (Series 2014A-2), 0.100%, 2/5/2015	16,500,000
130,550,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.040%, 2/2/2015	130,550,000
10,000,000		Tampa, FL, (Baycare Health System), Health System Revenue Bonds MVRENs (Series 2012B), 0.100%, 2/5/2015	10,000,000
		TOTAL	532,450,000
		Georgia—1.9%
12,260,000		Bartow County, GA Development Authority, (Series 2010) Weekly VRDNs (VMC Specialty Alloys LLC)/(Comerica Bank LOC), 0.020%, 2/5/2015	12,260,000
1,865,000		Columbus, GA Development Authority, (Series 2009) Weekly VRDNs (Foundation Properties, Inc.)/(FHLB of Atlanta LOC), 0.070%, 2/5/2015	1,865,000
47,605,000		Fulton County, GA Development Authority, (Series 2008) Weekly VRDNs (Children's Healthcare of Atlanta, Inc.)/(Landesbank Hessen-Thuringen LIQ), 0.060%, 2/4/2015	47,605,000
5,500,000		Glynn-Brunswick, GA Hospital Authority, (Series 2008) Weekly VRDNs (Southeast Georgia Health System, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	5,500,000
60,925,000		Main Street Gas, Inc., GA, (Series 2010A) Weekly VRDNs (GTD by Royal Bank of Canada, Montreal)/(Royal Bank of Canada, Montreal LIQ), 0.020%, 2/5/2015	60,925,000
		TOTAL	128,155,000
		Hawaii—0.2%
10,500,000		Hawaii State Department of Budget & Finance, MVRENs (Queen's Health Systems), (2015 Series C), 0.160%, 2/5/2015	10,500,000
		Idaho—0.2%
10,910,000		Idaho Health Facilities Authority, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013ID), 0.090%, 2/5/2015	10,910,000
		Illinois—9.4%
12,410,000		Aurora, Kane, DuPage, Will and Kendall Counties, IL, (Series 2006) Weekly VRDNs (Covey at Fox Valley Apartments)/(FNMA LOC), 0.020%, 2/5/2015	12,410,000
27,570,000		Canton, IL, (Series 2009) Weekly VRDNs (Graham Hospital Association)/(BMO Harris Bank, N.A. LOC), 0.040%, 2/5/2015	27,570,000
Semi-Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 0.220%, 2/5/2015	$600,000
3,750,000		Chicago, IL Midway Airport, Second Lien Revenue Bonds (Series 2004D) Weekly VRDNs (Bank of Montreal LOC), 0.030%, 2/5/2015	3,750,000
15,130,000	[3,4]	Chicago, IL O'Hare International Airport, SPEARs (Series DBE-534) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	15,130,000
28,000,000	[3,4]	Chicago, IL Transit Authority, Clipper Tax-Exempt Certificate Trust (2014-04A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.050%, 2/5/2015	28,000,000
7,700,000		Chicago, IL, Neighborhoods Alive 21 (Series 2002B-3) Daily VRDNs (Royal Bank of Canada, Montreal LOC), 0.020%, 2/2/2015	7,700,000
11,500,000		Cook County, IL, (Series 2005) Weekly VRDNs (Catholic Theological Union)/(U.S. Bank, N.A. LOC), 0.020%, 2/4/2015	11,500,000
15,400,000		Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College)/ (PNC Bank, N.A. LOC), 0.030%, 2/5/2015	15,400,000
33,200,000		Illinois Development Finance Authority IDB Weekly VRDNs (Lyric Opera of Chicago)/(BMO Harris Bank, N.A., JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.030%, 2/4/2015	33,200,000
30,500,000		Illinois Development Finance Authority IDB, (Series 1994) Weekly VRDNs (Museum of Contemporary Art)/(JPMorgan Chase Bank, N.A. and Northern Trust Co., Chicago, IL LOCs), 0.030%, 2/4/2015	30,500,000
450,000		Illinois Development Finance Authority IDB, (Series 1997) Weekly VRDNs (Ada S. McKInley Community Services, Inc.)/(BMO Harris Bank, N.A. LOC), 0.230%, 2/5/2015	450,000
20,000,000		Illinois Development Finance Authority, (Series 1999) Weekly VRDNs (Chicago Horticultural Society)/(Northern Trust Co., Chicago, IL LOC), 0.030%, 2/4/2015	20,000,000
6,500,000		Illinois Development Finance Authority, (Series 2002) Weekly VRDNs (St. Ignatius College Prep.)/(PNC Bank, N.A. LOC), 0.030%, 2/4/2015	6,500,000
7,000,000		Illinois Finance Authority, (Advocate Health Care Network), Revenue Bonds MVRENs (Series 2011B), 0.140%, 2/5/2015	7,000,000
24,000,000		Illinois Finance Authority, (Series 2004) Weekly VRDNs (Ingalls Health System Obligated Group)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2015	24,000,000
30,000,000		Illinois Finance Authority, (Series 2007) Weekly VRDNs (Erikson Institute)/(Bank of America N.A. LOC), 0.030%, 2/5/2015	30,000,000
950,000		Illinois Finance Authority, (Series 2008) Weekly VRDNs (Clearbrook Corp.)/(BMO Harris Bank, N.A. LOC), 0.080%, 2/5/2015	950,000
99,900,000		Illinois Finance Authority, (Series 2008C-1) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/4/2015	99,900,000
Semi-Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Illinois—continued
$20,000,000		Illinois Finance Authority, (Series 2008C-2A) Weekly VRDNs (Advocate Health Care Network)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/4/2015	$20,000,000
57,525,000		Illinois Finance Authority, (Series 2008C-2B) Weekly VRDNs (Advocate Health Care Network)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/4/2015	57,525,000
6,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (Carle Foundation)/(Northern Trust Co., Chicago, IL LOC), 0.020%, 2/5/2015	6,000,000
37,800,000		Illinois Finance Authority, (Series 2009D) Weekly VRDNs (Carle Foundation)/(JPMorgan Chase Bank, N.A. LOC), 0.010%, 2/5/2015	37,800,000
14,840,000		Illinois Finance Authority, (Series 2010A) Daily VRDNs (University of Chicago Medical Center)/(Bank of America N.A. LOC), 0.010%, 2/2/2015	14,840,000
8,100,000		Illinois Housing Development Authority, Lakeshore Plaza (2008 Series B) Weekly VRDNs (FHLB of Chicago LIQ), 0.030%, 2/5/2015	8,100,000
11,100,000		Illinois International Port District, (Series 2003) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.040%, 2/6/2015	11,100,000
27,110,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-433) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.090%, 2/5/2015	27,110,000
21,150,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-442) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	21,150,000
11,570,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-453) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	11,570,000
33,880,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-476) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	33,880,000
14,405,000	[3,4]	Metropolitan Pier & Exposition Authority, IL, SPEARs (Series DBE-607) Weekly VRDNs (GTD by Deutsche Bank AG)/ (Deutsche Bank AG LIQ), 0.110%, 2/5/2015	14,405,000
6,215,000		Southwestern Illinois Development Authority, (Series 2010) Weekly VRDNs (Molinero, Inc.)/(BMO Harris Bank, N.A. LOC), 0.040%, 2/5/2015	6,215,000
		TOTAL	644,255,000
		Indiana—2.0%
12,000,000	[3,4]	Indiana State Finance Authority Hospital Revenue, RBC Muni Trust (Series E-23) Weekly VRDNs (Indiana University Health Obligated Group)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.020%, 2/5/2015	12,000,000
5,945,000		Indianapolis, IN MFH, (Series 2009A) Weekly VRDNs (Washington Pointe, LP)/(FNMA LOC), 0.040%, 2/6/2015	5,945,000
Semi-Annual Shareholder Report
8

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Indiana—continued
$6,500,000	Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB and AgriBank FCB LOCs), 0.040%, 2/5/2015	$6,500,000
100,000,000	Posey County, IN EDA, (Series 2013A), 0.23% TOBs (Midwest Fertilizer Corp.)/(GTD by United States Treasury) 4/2/2015	100,000,000
9,750,000	Valparaiso, IN EDRB, (Series 2008) Weekly VRDNs (Pines Village Retirement Community, Inc.)/(Bank of America N.A. LOC), 0.090%, 2/5/2015	9,750,000
	TOTAL	134,195,000
	Iowa—1.3%
34,000,000	Iowa Finance Authority, (Series 2000D) Weekly VRDNs (CHE Trinity Healthcare Credit Group), 0.010%, 2/5/2015	34,000,000
11,870,000	Iowa Finance Authority, (Series 2006) Weekly VRDNs (Unity Healthcare)/(Bank of America N.A. LOC), 0.020%, 2/5/2015	11,870,000
23,500,000	Iowa Finance Authority, Midwestern Disaster Area Economic Development (Series 2011A) Weekly VRDNs (Cargill, Inc.), 0.060%, 2/5/2015	23,500,000
20,000,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Series 2011) Weekly VRDNs (Archer-Daniels-Midland Co.), 0.010%, 2/4/2015	20,000,000
	TOTAL	89,370,000
	Kansas—0.1%
5,400,000	Shawnee, KS, (Series 2008A) Weekly VRDNs (Pinegate West Associates LP)/(BMO Harris Bank, N.A. LOC), 0.030%, 2/5/2015	5,400,000
	Kentucky—0.7%
16,000,000	Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-2), 0.170%, 2/5/2015	16,000,000
12,900,000	Kentucky EDFA, (Catholic Health Initiatives), MVRENs (Series 2011B-3), 0.170%, 2/5/2015	12,900,000
15,000,000	Pikeville, KY, (Series 2014), 1.00% BANs (Pikeville Medical Center, Inc.), 3/1/2015	15,008,074
2,515,000	Williamstown, KY, (2008 Series A) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.030%, 2/6/2015	2,515,000
	TOTAL	46,423,074
	Louisiana—3.1%
1,810,000	Ascension Parish, LA IDB, (Series 2007) Weekly VRDNs (IMTT-Geismar)/(FHLB of Atlanta LOC), 0.020%, 2/4/2015	1,810,000
25,000,000	Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.050%, 2/4/2015	25,000,000
3,025,000	Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.040%, 2/4/2015	3,025,000
Semi-Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Louisiana—continued
$3,350,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Christ Episcopal Church in Covington)/(FHLB of Dallas LOC), 0.040%, 2/4/2015	$3,350,000
26,635,000		Louisiana Public Facilities Authority, (Series 2008) Daily VRDNs (Dynamic Fuels, LLC)/(Bank of America N.A. LOC), 0.020%, 2/2/2015	26,635,000
12,125,000		Louisiana Public Facilities Authority, (Series 2008) Weekly VRDNs (Coca-Cola Bottling Co.)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	12,125,000
40,000,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.020%, 2/2/2015	40,000,000
96,075,000	[3,4]	Louisiana State Gas & Fuels Second Lien, ROCs (Series 660) Weekly VRDNs (Citibank NA, New York LIQ), 0.020%, 2/5/2015	96,075,000
5,400,000		New Orleans, LA IDB, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (521 Tchoupitoulas Street LLC)/(FHLB of Dallas LOC), 0.040%, 2/5/2015	5,400,000
		TOTAL	213,420,000
		Maine—0.0%
3,350,000	[3,4]	Maine Health & Higher Educational Facilities Authority, Solar Eclipse (Series 2007-0104) Weekly VRDNs (U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	3,350,000
		Maryland—0.7%
2,665,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 2/3/2015	2,665,000
18,480,000		Maryland Community Development Administration—Residential Revenue, (Series 2007J) Daily VRDNs (TD Bank, N.A. LIQ), 0.030%, 2/5/2015	18,480,000
24,050,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Daily VRDNs (TD Bank, N.A. LIQ), 0.030%, 2/5/2015	24,050,000
857,000		Maryland State Health & Higher Educational Facilities Authority Weekly VRDNs (Capitol College)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 2/3/2015	857,000
1,259,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.120%, 2/3/2015	1,259,000
3,025,000		Washington County, MD, (Series 2000) Weekly VRDNs (YMCA of Hagerstown, Inc.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.070%, 2/6/2015	3,025,000
		TOTAL	50,336,000
		Massachusetts—1.5%
17,000,000	[3,4]	Commonwealth of Massachusetts, Municipal Securities Trust Receipts (Series 2008-SGC-51) Weekly VRDNs (Societe Generale, Paris LIQ), 0.030%, 2/5/2015	17,000,000
Semi-Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Massachusetts—continued
$49,000,000	[3,4]	Commonwealth of Massachusetts, SPEARs (Series DB-1257), 0.17% TOBs (Deutsche Bank AG LIQ), Optional Tender 3/19/2015	$49,000,000
15,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.09% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 4/6/2015	15,000,000
11,210,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, 7 Month Window MVRENs (Series 2010A), 0.110%, 2/5/2015	11,210,000
4,450,000		Massachusetts State Health & Educational Facility, (2005 Series I) Weekly VRDNs (Amherst College), 0.010%, 2/5/2015	4,450,000
8,635,000		University of Massachusetts Building Authority, MA, (Commonwealth of Massachusetts), MVRENs (Series 2011-2), 0.110%, 2/5/2015	8,635,000
		TOTAL	105,295,000
		Michigan—3.0%
14,025,000		Grand Rapids, MI EDR, (Series 2007) Weekly VRDNs (MapleCreek)/(Comerica Bank LOC), 0.060%, 2/5/2015	14,025,000
34,350,000		Jackson County, MI Hospital Finance Authority, (Series 2011A) Weekly VRDNs (Allegiance Health)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/5/2015	34,350,000
15,000,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/4/2015	15,000,000
6,800,000		Michigan State Building Authority Weekly VRDNs (Citibank NA, New York LOC), 0.030%, 2/5/2015	6,800,000
31,000,000	[3,4]	Michigan State Building Authority, Eagles (Series 2014-0028) Weekly VRDNs (Citibank NA, New York LIQ), 0.030%, 2/5/2015	31,000,000
5,415,000		Michigan State Building Authority, Facilities Program (Series I) Weekly VRDNs (Citibank NA, New York LOC), 0.030%, 2/5/2015	5,415,000
2,455,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/5/2015	2,455,000
8,650,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-6), 0.080%, 2/5/2015	8,650,000
9,475,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-7), 0.080%, 2/5/2015	9,475,000
7,100,000		Michigan State Financial Authority, (Ascension Health Alliance Senior Credit Group), MVRENs (Subseries F-8), 0.080%, 2/5/2015	7,100,000
6,200,000		Michigan State Housing Development Authority, (Series 2000) Weekly VRDNs (JAS Nonprofit Housing Corp. VI)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/5/2015	6,200,000
9,740,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Lutheran Social Services of Michigan)/(Comerica Bank LOC), 0.060%, 2/5/2015	9,740,000
3,745,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.030%, 2/5/2015	3,745,000
Semi-Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Michigan—continued
$600,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.020%, 2/2/2015	$600,000
10,000,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Consumers Energy)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/4/2015	10,000,000
37,175,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.020%, 2/5/2015	37,175,000
3,070,000		Southfield, MI EDC, (Series 2001) Weekly VRDNs (Lawrence Technological University)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/4/2015	3,070,000
4,200,000		Waterford, MI School District, 2014 State Aid Notes, 1.00% RANs, 9/24/2015	4,212,364
		TOTAL	209,012,364
		Minnesota—1.3%
1,550,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.040%, 2/5/2015	1,550,000
12,000,000		Hennepin County, MN, (Series C) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.020%, 2/5/2015	12,000,000
14,300,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.020%, 2/5/2015	14,300,000
15,095,000		Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly VRDNs (One Ten Grant Project)/(FNMA LOC), 0.010%, 2/5/2015	15,095,000
15,000,000		Minnesota State Higher Education Facility Authority, (Series Five-N2) Weekly VRDNs (College of Saint Catherine)/(U.S. Bank, N.A. LOC), 0.010%, 2/5/2015	15,000,000
2,655,000		New Hope, MN, (Series 2003A) Weekly VRDNs (Broadway Lanel)/(FNMA LOC), 0.020%, 2/5/2015	2,655,000
3,500,000		North St. Paul-Maplewood-Oakdale MN ISD 622, (Series 2015A), 2.00% TANs (GTD by Minnesota State), 9/15/2015	3,540,269
4,560,000		Plymouth, MN, (Series 2003) Weekly VRDNs (Parkside Apartments)/(FNMA LOC), 0.020%, 2/5/2015	4,560,000
2,180,000		Richfield, MN, (Series 2004) Weekly VRDNs (Market Plaza Housing)/(FHLMC LOC), 0.020%, 2/5/2015	2,180,000
9,200,000		Rochester, MN Health Care Facility Authority, (Series 2002B) Weekly VRDNs (Mayo Clinic)/(Bank of America N.A. LIQ), 0.010%, 2/4/2015	9,200,000
5,000,000		Roseville, MN ISD No. 623, (Series A), 1.00% TANs (GTD by Minnesota State), 2/8/2016	5,040,582
7,292,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Camput, LLC)/(FHLMC LOC), 0.020%, 2/5/2015	7,292,000
		TOTAL	92,412,851
		Mississippi—0.2%
12,230,000	[3,4]	Mississippi Development Bank, Solar Eclipse (Series 2006-0153) Weekly VRDNs (Jackson, MS)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	12,230,000
Semi-Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Missouri—1.1%
$7,955,000		Golden Valley, MO Memorial Hospital District, (Series 2006) Weekly VRDNs (UMB Bank, N.A. LOC), 0.120%, 2/5/2015	$7,955,000
15,565,000		Kansas City, MO, H. Roe Bartle Convention Center (Series 2008F) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.020%, 2/4/2015	15,565,000
12,000,000		Missouri State HEFA, (BJC Health System, MO), MVRENs (Series 2013C), 0.090%, 2/5/2015	12,000,000
26,000,000		Southwest City, MO IDA, (Series 2009) Weekly VRDNs (Simmons Foods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.040%, 2/5/2015	26,000,000
17,300,000		St. Joseph, MO IDA, (Series 2009A) Weekly VRDNs (Heartland Regional Medical Center)/(Bank of Montreal LOC), 0.020%, 2/4/2015	17,300,000
		TOTAL	78,820,000
		Multi-State—1.2%
9,790,000		FHLMC, Floater Certificates (Series M027-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 2/5/2015	9,790,000
11,480,000		FHLMC, Floater Certificates (Series M031-A) Weekly VRDNs (MFH Revenue Bond Pass-Through Certificates)/(GTD by FHLMC)/(FHLMC LIQ), 0.030%, 2/5/2015	11,480,000
44,300,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 1), Weekly VRDPs, (Deutsche Bank Trust Co. LIQ), 0.110%, 2/5/2015	44,300,000
19,000,000	[3,4]	Nuveen AMT-Free Municipal Income Fund, (Series 2), Weekly VRDPs, (Citibank N.A. LIQ), 0.100%, 2/5/2015	19,000,000
		TOTAL	84,570,000
		Nebraska—0.2%
4,190,000		Central Plains Energy Project, NE, Gas Supply Refunding Revenue Bonds (Series 2014), 3.00% Bonds (GTD by Royal Bank of Canada, Montreal), 6/1/2015	4,228,622
10,000,000		Washington County, NE, (Series 2010) Weekly VRDNs (Cargill, Inc.), 0.050%, 2/5/2015	10,000,000
		TOTAL	14,228,622
		Nevada—2.5%
54,920,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-1) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.020%, 2/4/2015	54,920,000
88,600,000		Clark County, NV Airport System, Subordinate Lien Revenue Bonds (Series 2008 D-2A) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.020%, 2/4/2015	88,600,000
28,500,000	[3,4]	Henderson, NV Health Facility, Floater Certificates (Series 2008-2633) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/ (Berkshire Hathaway Assurance Corp. INS)/(Credit Suisse, Zurich LIQ), 0.020%, 2/5/2015	28,500,000
		TOTAL	172,020,000
Semi-Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New Jersey—4.6%
$11,980,000		Avalon Boro, NJ, 1.00% BANs, 2/25/2015	$11,985,095
5,803,300		Bernardsville, NJ, 1.00% BANs, 2/19/2015	5,805,295
7,391,463		Cinnaminson, NJ, 1.00% BANs, 5/19/2015	7,402,240
5,657,000		Kinnelon, NJ, 1.00% BANs, 2/20/2015	5,658,257
10,000,000		Long Branch, NJ, 1.00% BANs, 2/13/2015	10,000,749
6,819,575		Middletown Township, NJ, 1.00% BANs, 11/13/2015	6,849,743
11,500,000	[3,4]	New Jersey State Educational Facilities Authority, SPEARs (Series DBE-1307), 0.22% TOBs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), Optional Tender 3/19/2015	11,500,000
40,000,000	[3,4]	New Jersey State Transportation Trust Fund Authority, Clipper Tax-Exempt Certificate Trust (Series 2009-70) Weekly VRDNs (New Jersey State)/(State Street Bank and Trust Co. LIQ)/(State Street Bank and Trust Co. LOC), 0.030%, 2/5/2015	40,000,000
30,305,000	[3,4]	New Jersey State Transportation Trust Fund Authority, SPEARs (Series DBE-297) Weekly VRDNs (New Jersey State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.090%, 2/5/2015	30,305,000
25,495,000	[3,4]	New Jersey State, PUTTERs (Series 4459) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/2/2015	25,495,000
76,000,000	[3,4]	New Jersey State, PUTTERs (Series 4460), 0.12% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), Optional Tender 4/2/2015	76,000,000
40,000,000	[3,4]	New Jersey State, PUTTERs (Series 4461), 0.07% TOBs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC) 4/23/2015	40,000,000
18,000,000		Ocean City, NJ, (Series 2014-1), 0.75% BANs, 6/18/2015	18,031,638
9,275,600		Springfield Township, NJ (Union County), 0.75% BANs, 7/24/2015	9,296,615
5,695,076		Upper Saddle River, NJ, 1.00% BANs, 2/20/2015	5,697,053
8,747,000		Wayne Township, NJ, 0.75% BANs, 7/20/2015	8,768,402
		TOTAL	312,795,087
		New York—9.6%
20,000,000		Copiague, NY Union Free School District, 0.75% TANs, 6/19/2015	20,041,477
15,600,000		Grand Island, NY CSD, 1.00% BANs, 12/3/2015	15,697,115
5,740,000		Ithaca City, NY School District, 0.75% BANs, 7/2/2015	5,751,351
11,173,025		Ithaca, NY, 1.00% BANs, 7/31/2015	11,214,315
6,500,000		Nassau County, NY Interim Finance Authority, Senior Sales Tax Secured Bonds (Series 2008C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2015	6,500,000
11,000,000		New York City Housing Development Corp., (Series 2010A) Weekly VRDNs (101 Avenue D Apartments)/(Bank of America N.A. LOC), 0.020%, 2/5/2015	11,000,000
18,080,000		New York City, NY IDA, (Series 2006B-2) Weekly VRDNs (New York Law School)/(JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/5/2015	18,080,000
Semi-Annual Shareholder Report
14

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	New York—continued
$15,000,000	New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.020%, 2/2/2015	$15,000,000
13,000,000	New York City, NY Municipal Water Finance Authority, Fiscal 2011 (Subseries FF-1) Daily VRDNs (Bank of America N.A. LIQ), 0.010%, 2/2/2015	13,000,000
85,900,000	New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series FF-2) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.040%, 2/2/2015	85,900,000
10,000,000	New York City, NY Municipal Water Finance Authority, Senior Revenue Bonds (Series 2008B-3) Daily VRDNs (Bank of America N.A. LIQ), 0.010%, 2/2/2015	10,000,000
9,150,000	New York City, NY Transitional Finance Authority, (Series 2013 A-5) Daily VRDNs (U.S. Bank, N.A. LIQ), 0.010%, 2/2/2015	9,150,000
3,000,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Series 3-G) Weekly VRDNs (Bank of New York Mellon LIQ), 0.020%, 2/4/2015	3,000,000
30,580,000	New York City, NY Transitional Finance Authority, New York City Recovery Bonds (Subseries 2003A-1) Weekly VRDNs (GTD by Landesbank Hessen-Thuringen LIQ), 0.020%, 2/4/2015	30,580,000
7,400,000	New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LOC), 0.010%, 2/5/2015	7,400,000
8,750,000	New York City, NY, (Fiscal 2008 Subseries D-3) Weekly VRDNs (Credit Agricole Corporate and Investment Bank LIQ), 0.030%, 2/5/2015	8,750,000
11,445,000	New York City, NY, (Fiscal 2008 Subseries L-3) Daily VRDNs (Bank of America N.A. LIQ), 0.010%, 2/2/2015	11,445,000
11,475,000	New York City, NY, (Fiscal 2008 Subseries L-4) Daily VRDNs (U.S. Bank, N.A. LOC), 0.010%, 2/2/2015	11,475,000
2,500,000	New York State Dormitory Authority, (Series 2005A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.030%, 2/5/2015	2,500,000
2,900,000	New York State Dormitory Authority, (Series 2008A) Weekly VRDNs (Rockefeller University)/(JPMorgan Chase Bank, N.A. LIQ), 0.040%, 2/5/2015	2,900,000
10,990,000	New York State Dormitory Authority, (Series 2008B-1) Weekly VRDNs (St. John's University)/(Bank of America N.A. LOC), 0.020%, 2/5/2015	10,990,000
33,000,000	New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.040%, 2/2/2015	33,000,000
19,000,000	New York State HFA, (Series 2009B: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.040%, 2/2/2015	19,000,000
8,000,000	New York State HFA, (Series 2011A-1) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.010%, 2/4/2015	8,000,000
Semi-Annual Shareholder Report
15

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		New York—continued
$3,000,000		New York State HFA, (Series A) Weekly VRDNs (2180 Broadway)/ (Wells Fargo Bank, N.A. LOC), 0.020%, 2/4/2015	$3,000,000
16,500,000		New York State Local Government Assistance Corp., (Series 2003A-4V) Subordinate Lien Refunding Bonds Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 2/4/2015	16,500,000
5,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 1)/(Citibank N.A. LIQ), 0.080%, 2/5/2015	5,500,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 2)/(Citibank N.A. LIQ), 0.080%, 2/5/2015	31,000,000
31,000,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 3)/(Citibank N.A. LIQ), 0.080%, 2/5/2015	31,000,000
23,500,000	[3,4]	Nuveen NY AMT-Free Municipal Income Fund, Weekly VRDPs (Series 4)/(Deutsche Bank Trust Co. LIQ), 0.100%, 2/5/2015	23,500,000
14,025,000		Oceanside, NY Union Free School District, 0.75% TANs, 6/19/2015	14,052,456
10,000,000		Ogdensburg, NY Enlarged City School District, (Series 2014A), 0.75% BANs, 6/23/2015	10,014,317
10,000,000		Rochester, NY, 1.00% BANs, 8/10/2015	10,039,983
20,000,000		Rochester, NY, 2.00% BANs, 8/10/2015	20,183,841
5,208,000		Southern Cayuga, NY CSD, (Series 2014A), 0.75% BANs, 6/26/2015	5,215,200
7,237,974		Taconic Hills, NY CSD, 0.75% BANs, 7/2/2015	7,253,485
19,725,000		Tarrytowns, NY Union Free School District, 0.50% BANs, 2/12/2015	19,727,015
63,310,000		Triborough Bridge & Tunnel Authority, NY, MTA Bridges and Tunnels (Series 2001C) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2015	63,310,000
23,905,000		Watkins Glen, NY CSD, 0.75% BANs, 8/4/2015	23,950,556
		TOTAL	654,621,111
		North Carolina—1.2%
18,290,000		Mecklenburg County, NC, 7 Month Windows MVRENs (Series 2009D), 0.120%, 2/5/2015	18,290,000
7,070,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2015	7,070,000
9,500,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.020%, 2/4/2015	9,500,000
4,160,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	4,160,000
10,000		North Carolina Capital Facilities Finance Agency, (Series 2006) Weekly VRDNs (High Point University)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	10,000
Semi-Annual Shareholder Report
16

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		North Carolina—continued
$7,075,000		North Carolina Medical Care Commission, (Series 2005) Weekly VRDNs (Southeastern Regional Medical Center)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	$7,075,000
4,015,000	[3,4]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 0.15% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 7/9/2015	4,015,000
1,000,000	[3,4]	North Carolina State Turnpike Authority, SPEARs (Series DB-1044) Weekly VRDNs (North Carolina State)/(Deutsche Bank AG LIQ), 0.060%, 2/5/2015	1,000,000
1,735,000		Raleigh, NC, (Series 2005B-1) Weekly VRDNs (Wells Fargo Bank, N.A. LIQ), 0.010%, 2/4/2015	1,735,000
7,300,000		Raleigh, NC, (Series 2005B-2) Weekly VRDNs (PNC Bank, N.A. LIQ), 0.020%, 2/4/2015	7,300,000
22,200,000		Raleigh, NC, (Series 2008A) Weekly VRDNs (Raleigh, NC Combined Enterprise System)/(Wells Fargo Bank, N.A. LIQ), 0.010%, 2/4/2015	22,200,000
		TOTAL	82,355,000
		North Dakota—0.4%
29,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Rabobank Nederland NV, Utrecht LOC), 0.040%, 2/4/2015	29,124,000
		Ohio—0.4%
6,425,000		Butler County, OH, 0.30% BANs, 7/30/2015	6,425,000
5,480,000		Franklin County, OH Mortgage Revenue, (CHE Trinity Healthcare Credit Group), MVRENs (Series 2013OH), 0.090%, 2/5/2015	5,480,000
13,300,000		Montgomery County, OH, (Series 2008B) Daily VRDNs (Miami Valley Hospital)/(Barclays Bank PLC LIQ), 0.020%, 2/2/2015	13,300,000
		TOTAL	25,205,000
		Oklahoma—0.1%
5,970,000		Oklahoma State Industrial Authority, (Series 2002) Weekly VRDNs (American Cancer Society, Inc.)/(Bank of America N.A. LOC), 0.070%, 2/5/2015	5,970,000
		Pennsylvania—3.8%
12,900,000		Bucks County, PA IDA, (Series B of 2008) Weekly VRDNs (Grand View Hospital)/(PNC Bank, N.A. LOC), 0.020%, 2/5/2015	12,900,000
4,000,000		Butler County, PA General Authority, (Series 2011A) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.030%, 2/5/2015	4,000,000
7,000,000		Butler County, PA General Authority, (Series 2014) Weekly VRDNs (North Allegheny, PA School District)/(PNC Bank, N.A. LIQ), 0.020%, 2/5/2015	7,000,000
1,200,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 2/5/2015	1,200,000
15,700,000		Cumberland County, PA Municipal Authority, (Series 2008B) Weekly VRDNs (Presbyterian Homes Obligated Group)/(Bank of America N.A. LOC), 0.020%, 2/5/2015	15,700,000
Semi-Annual Shareholder Report
17

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Pennsylvania—continued
$6,000,000		Dallastown Area School District, PA, (Series of 2014) VRNs, 1.25%, 4/15/2015	$6,011,104
15,000,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.100%, 2/4/2015	15,000,000
20,495,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.040%, 2/5/2015	20,495,000
3,965,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.020%, 2/5/2015	3,965,000
9,115,000		Lancaster, PA IDA, (Series A of 2009) Weekly VRDNs (Willow Valley Retirement Communities)/(PNC Bank, N.A. LOC), 0.020%, 2/5/2015	9,115,000
2,075,000		Pennsylvania EDFA, (2006 Series A1) Weekly VRDNs (Ellwood City Hospital (PA))/(PNC Bank, N.A. LOC), 0.030%, 2/5/2015	2,075,000
5,000,000		Pennsylvania Infrastructure Investment Authority, (Series 2010A), 0.05% CP (Pennvest/Commonweatlh Funded Revolving Fund)/(Bank of America N.A. LOC), Mandatory Tender 2/18/2015	5,000,000
21,000,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1005) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.250%, 2/5/2015	21,000,000
17,195,000	[3,4]	Pennsylvania State Higher Education Facilities Authority, Joint Venture Interest Trust Receipts (JVI-1006) Weekly VRDNs (Thomas Jefferson University)/(GTD by Bank of America N.A.)/(Bank of America N.A. LIQ), 0.250%, 2/5/2015	17,195,000
72,500,000		Philadelphia, PA School District, (Series F of 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.020%, 2/5/2015	72,500,000
15,000,000		Philadelphia, PA, (Series A), 1.00% TRANs, 6/30/2015	15,053,146
29,100,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 2/5/2015	29,100,000
5,995,000		Upper St. Clair Township, PA, (Series of 2008) Weekly VRDNs (Bank of New York Mellon LIQ), 0.040%, 2/5/2015	5,995,000
		TOTAL	263,304,250
		South Carolina—0.4%
10,000,000		Lexington, SC, 2.25% BANs (Lexington, SC Water & Sewage), 12/1/2015	10,165,568
8,395,000		South Carolina Jobs-EDA, (Series 2006B) Weekly VRDNs (Oconee Memorial Hospital, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.020%, 2/5/2015	8,395,000
4,000,000		South Carolina Jobs-EDA, (Series 2007A) Weekly VRDNs (Woodhead LLC)/(FHLB of Atlanta LOC), 0.120%, 2/5/2015	4,000,000
Semi-Annual Shareholder Report
18

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		South Carolina—continued
$4,585,000		South Carolina Jobs-EDA, (Series 2008) Weekly VRDNs (Pinewood Preparatory School)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	$4,585,000
		TOTAL	27,145,568
		Tennessee—2.1%
36,875,000		Blount County, TN Public Building Authority, (Series E-6-A) Weekly VRDNs (Bradley County, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2015	36,875,000
5,200,000		Blount County, TN Public Building Authority, (Series E-7-A) Weekly VRDNs (Monroe County, TN)/(Branch Banking & Trust Co. LOC), 0.020%, 2/4/2015	5,200,000
35,095,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2001B-1), 0.080%, 2/5/2015	35,095,000
12,500,000		Metropolitan Government Nashville & Davidson County, TN, (2014 Program), 0.10%, 4/2/2015	12,500,000
4,365,000		Sevier County, TN Public Building Authority, (Series V-B-1) Weekly VRDNs (Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	4,365,000
30,200,000		Sevier County, TN Public Building Authority, Local Government Public Improvement Bonds (Series VII-B-1) Weekly VRDNs (Sevier County, TN)/(Bank of America N.A. LOC), 0.020%, 2/4/2015	30,200,000
18,000,000		Wilson County, TN Sports Authority, (Series 1999) Weekly VRDNs (PNC Bank, N.A. LOC), 0.020%, 2/5/2015	18,000,000
		TOTAL	142,235,000
		Texas—16.9%
42,675,000		Austin, TX, Hotel Occupancy Tax Subordinate Lien Variable Rate Refunding Revenue Bonds (Series 2008-B) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.020%, 2/5/2015	42,675,000
3,500,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.030%, 2/5/2015	3,500,000
24,150,000	[3,4]	Clipper Tax-Exempt Certificates Trust (Texas Non-AMT) Series 2009-64 Weekly VRDNs (GTD by Texas PSFG Program)/(State Street Bank and Trust Co. LIQ), 0.050%, 2/5/2015	24,150,000
8,000,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008A) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(Bank of America N.A. LOC), 0.030%, 2/5/2015	8,000,000
9,900,000		Dallas, TX Performing Arts Cultural Facilities Corp., (Series 2008B) Weekly VRDNs (Dallas Center for the Performing Arts Foundation, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.030%, 2/5/2015	9,900,000
43,900,000		Denton, TX ISD, (Series 2005-A) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 2/5/2015	43,900,000
10,320,000	[3,4]	Denton, TX ISD, SPEARs (Series DB-513) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.070%, 2/5/2015	10,320,000
Semi-Annual Shareholder Report
19

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$13,650,000	[3,4]	Grand Parkway Transportation Corp., TX, Clipper Tax-Exempt Certificate Trust (Series 2013-9A) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.030%, 2/5/2015	$13,650,000
20,000,000		Gulf Coast, TX IDA, (Series 2012) Daily VRDNs (Exxon Mobil Corp.), 0.020%, 2/2/2015	20,000,000
8,000,000		Gulf Coast, TX Waste Disposal Authority, (Series 2004) Weekly VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.)/(Air Products & Chemicals, Inc. LIQ), 0.010%, 2/4/2015	8,000,000
34,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 2/4/2015	34,000,000
57,500,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 7/7/2015	57,500,000
28,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.14% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/13/2015	28,000,000
49,790,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	49,790,000
35,500,000		Harris County, TX Education Facilities Finance Corp., (Series 2008C-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	35,500,000
40,405,000		Harris County, TX HFDC, (Subseries 2008A-1) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	40,405,000
89,780,000		Harris County, TX HFDC, (Subseries 2008A-2) Daily VRDNs (Methodist Hospital, Harris County, TX), 0.030%, 2/2/2015	89,780,000
11,000,000	[3,4]	Harris County, TX HFDC, RBC Muni Trust (Series E-27) Weekly VRDNs (Memorial Hermann Health System)/(Royal Bank of Canada, Montreal LIQ)/(Royal Bank of Canada, Montreal LOC), 0.020%, 2/5/2015	11,000,000
35,260,000		Houston, TX Airport System, (Series 2010) Weekly VRDNs (Barclays Bank PLC LOC), 0.020%, 2/4/2015	35,260,000
11,175,000	[3,4]	Irving, TX ISD, SPEARs (Series DB-603) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.120%, 2/5/2015	11,175,000
13,665,000	[3,4]	Judson, TX ISD, SPEARs (Series DB-423) Weekly VRDNs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), 0.090%, 2/5/2015	13,665,000
5,130,000	[3,4]	Lamar, TX Consolidated ISD, ROCs (Series 12266) Weekly VRDNs (GTD by Texas PSFG Program)/(Citibank NA, New York LIQ), 0.030%, 2/5/2015	5,130,000
50,000,000	[3,4]	Leander, TX ISD, SPEARs (Series DB-1253), 0.17% TOBs (GTD by Texas PSFG Program)/(Deutsche Bank AG LIQ), Optional Tender 3/19/2015	50,000,000
18,965,000	[3,4]	Longview, TX ISD, Stage Trust (Series 2008-45C), 0.15% TOBs (GTD by Texas PSFG Program)/(Wells Fargo & Co. LIQ), Optional Tender 7/9/2015	18,965,000
Semi-Annual Shareholder Report
20

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Texas—continued
$7,300,000		Port Arthur Navigation District, TX IDC, (Series 2005) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.020%, 2/2/2015	$7,300,000
16,235,000		Port Arthur Navigation District, TX IDC, (Series 2006) Daily VRDNs (Air Products LP)/(GTD by Air Products & Chemicals, Inc.), 0.020%, 2/2/2015	16,235,000
13,000,000		Port Arthur Navigation District, TX IDC, (Series 2011) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.030%, 2/4/2015	13,000,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.030%, 2/4/2015	25,000,000
16,750,000		San Antonio, TX Electric & Gas System, (2012 Series C), 0.08% CP, Mandatory Tender 3/3/2015	16,750,000
15,000,000		San Antonio, TX Housing Finance Corp., (Series 2008) Weekly VRDNs (Artisan at San Pedro Creek Apartments)/(FHLMC LOC), 0.020%, 2/5/2015	15,000,000
10,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., (Baylor Scott & White Health Care System), MVRENs (Series 2013B), 0.110%, 2/5/2015	10,000,000
8,685,000	[3,4]	Texas State Transportation Commission, Eagles (Series 2007-0139) Weekly VRDNs (Texas State)/(Citibank NA, New York LIQ), 0.020%, 2/5/2015	8,685,000
16,000,000	[3,4]	Texas State Transportation Commission, Floater Certificates (Series 3371) Weekly VRDNs (Texas State Highway Fund)/(Morgan Stanley Bank, N.A. LIQ), 0.030%, 2/5/2015	16,000,000
5,000,000		Texas State Transportation Commission, Mobility Fund Bonds (Series 2006B) Weekly VRDNs (Texas State)/CALPERS (California Public Employees Retirement System) and State Street Bank and Trust Co. LIQs), 0.020%, 2/4/2015	5,000,000
20,000,000		Texas State, (Series 2012B) Weekly VRDNs (Sumitomo Mitsui Banking Corp. LIQ), 0.020%, 2/4/2015	20,000,000
185,475,000		Texas State, 1.50% TRANs, 8/31/2015	186,940,099
23,000,000	[3,4]	Texas State, Municipal Securities Trust Receipts (Series 2007-SGC-9) Weekly VRDNs (Societe Generale, Paris LIQ), 0.030%, 2/5/2015	23,000,000
27,685,000		Texas State, Veterans Bonds (Series 2011A) Weekly VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.020%, 2/4/2015	27,685,000
52,505,000		Texas State, Veterans Bonds (Series 2013B) Weekly VRDNs (Bank of New York Mellon LIQ), 0.020%, 2/4/2015	52,505,000
9,900,000		Texas State, Veterans Bonds (Series 2014A) Weekly VRDNs (Bank of America N.A. LIQ), 0.020%, 2/4/2015	9,900,000
10,130,000	[3,4]	Texas Water Development Board, MERLOTS (Series 2008-C51), 0.15% TOBs (Wells Fargo Bank, N.A. LIQ), Optional Tender 7/8/2015	10,130,000
Semi-Annual Shareholder Report
21

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Texas—continued
$29,725,000	University of Texas System (The Board of Regents of), Series 2007 B Weekly VRDNs, 0.010%, 2/5/2015	$29,725,000
	TOTAL	1,157,120,099
	Utah—1.1%
42,400,000	Murray City, UT, (Series 2003A) Weekly VRDNs (IHC Health Services, Inc.), 0.020%, 2/5/2015	42,400,000
8,000,000	Utah County, UT, (IHC Health Services, Inc.), MVRENs (Series 2014C), 0.080%, 2/5/2015	8,000,000
23,700,000	Utah County, UT, (Series 2002C) Weekly VRDNs (IHC Health Services, Inc.)/(U.S. Bank, N.A. LIQ), 0.020%, 2/5/2015	23,700,000
	TOTAL	74,100,000
	Vermont—0.2%
14,350,000	Vermont EDA, (Series 2006B) Weekly VRDNs (Wake Robin Corp.)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.020%, 2/5/2015	14,350,000
	Virginia—1.4%
5,450,000	Alexandria, VA IDA, (Series 2000B) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	5,450,000
9,195,000	Alexandria, VA IDA, (Series 2005) Weekly VRDNs (Institute for Defense Analyses)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	9,195,000
4,910,000	Fairfax County, VA IDA, (Inova Health System), MVRENs (Series 2012 C), 0.100%, 2/5/2015	4,910,000
4,820,000	Harrisonburg, VA IDA, (Series B) Weekly VRDNs (Virginia Mennonite Retirement Community)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	4,820,000
3,635,000	Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.010%, 2/4/2015	3,635,000
14,900,000	Lynchburg, VA IDA, (Series 2004 B) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	14,900,000
16,305,000	Lynchburg, VA IDA, (Series 2004 C) Weekly VRDNs (Centra Health, Inc.)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	16,305,000
9,125,000	Norfolk, VA EDA, (Sentara Health Systems Obligation Group), MVRENs (Series 2010 C), 0.140%, 2/5/2015	9,125,000
5,000,000	Norfolk, VA Redevelopment and Housing Authority, (Series 2008) Daily VRDNs (Old Dominion University)/(Bank of America N.A. LOC), 0.040%, 2/2/2015	5,000,000
2,195,000	Salem, VA IDA, (Series 2008) Weekly VRDNs (Oak Park Apartments, L.P.)/(FNMA LOC), 0.020%, 2/5/2015	2,195,000
16,395,000	Stafford County, VA and Staunton, VA IDA, Series 2008 A-1, 0.06% CP (Bank of America N.A. LOC), Mandatory Tender 2/10/2015	16,395,000
Semi-Annual Shareholder Report
22

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1,2]
		Virginia—continued
$3,000,000		Virginia College Building Authority, (Series 2004) Weekly VRDNs (University of Richmond)/(U.S. Bank, N.A. LIQ), 0.020%, 2/4/2015	$3,000,000
		TOTAL	94,930,000
		Washington—0.7%
3,340,000	[3,4]	NJB Properties, Solar Eclipse (Series 2007-0106) Weekly VRDNs (King County, WA)/(U.S. Bank, N.A. LIQ)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	3,340,000
18,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013), 0.170%, 2/5/2015	18,000,000
6,000,000		Washington State Health Care Facilities Authority, (Catholic Health Initiatives), MVRENs (Series 2013B), 0.170%, 2/5/2015	6,000,000
19,185,000		Washington State Housing Finance Commission, Series A Weekly VRDNs (Eastside Catholic School)/(Wells Fargo Bank, N.A. LOC), 0.010%, 2/5/2015	19,185,000
		TOTAL	46,525,000
		West Virginia—1.1%
49,995,000		Cabell County, WV, (Series 2010A) Weekly VRDNs (Provident Group-Marshall Properties, LLC)/(Bank of America N.A. LOC), 0.030%, 2/5/2015	49,995,000
22,100,000		West Virginia State Hospital Finance Authority, (Series 2008A) Weekly VRDNs (Cabell Huntington Hospital)/(Branch Banking & Trust Co. LOC), 0.020%, 2/5/2015	22,100,000
		TOTAL	72,095,000
		Wisconsin—3.9%
54,000,000		Madison, WI Metropolitan School District, 1.00% TRANs, 9/8/2015	54,268,103
26,500,000		Milwaukee, WI, (Series 2012 C-6), 0.070%—0.080%, 2/10/2015 - 4/8/2015	26,500,000
4,050,000		Oak Creek, WI, 2.00% BANs, 4/1/2015	4,061,631
8,195,000		Whitewater, WI CDA, (Series 2007) Weekly VRDNs (Wisconsin Housing Preservation Corp.)/(BMO Harris Bank, N.A. LOC), 0.040%, 2/5/2015	8,195,000
28,155,000		Wisconsin Health & Educational Facilities Authority, (Series 2010C), 0.12% CP (Aurora Health Care, Inc.)/(Bank of America N.A. LOC), Mandatory Tender 6/3/2015	28,155,000
9,150,000		Wisconsin HEFA, (Ascension Health Alliance Senior Credit Group), MVRENs (Series 2013B), 0.080%, 2/5/2015	9,150,000
11,200,000		Wisconsin HEFA, (UnityPoint Health), MVRENs (Series 2014B-2), 0.100%, 2/5/2015	11,200,000
23,165,000		Wisconsin State HEFA Weekly VRDNs (Ripon College)/(BMO Harris Bank, N.A. LOC), 0.030%, 2/5/2015	23,165,000
11,810,000		Wisconsin State HEFA, (Series 2007) Weekly VRDNs (Benevolent Corporation Cedar Community)/(JPMorgan Chase Bank, N.A. LOC), 0.040%, 2/5/2015	11,810,000
Semi-Annual Shareholder Report
23

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1,2]
	Wisconsin—continued
$3,770,000	Wisconsin State HEFA, (Series 2008A) Weekly VRDNs (Meriter Retirement Services, Inc.)/(KBC Bank N.V. LOC), 0.100%, 2/5/2015	$3,770,000
4,365,000	Wisconsin State HEFA, (Series 2008B) Weekly VRDNs (Meriter Retirement Services, Inc.)/(U.S. Bank, N.A. LOC), 0.020%, 2/5/2015	4,365,000
84,080,000	Wisconsin State, General Obligation Extendible Municipal Commercial Paper, 0.070%—0.090%, 2/3/2015 - 4/6/2015	84,080,000
	TOTAL	268,719,734
	Wyoming—0.0%
760,000	Sweetwater County, WY PCRB, PCRB (Series 1994) Weekly VRDNs (Pacificorp)/(Wells Fargo Bank, N.A. LOC), 0.030%, 2/4/2015	760,000
	TOTAL INVESTMENTS—99.5% (AT AMORTIZED COST)[5]	6,820,504,699
	OTHER ASSETS AND LIABILITIES - NET—0.5%[6]	33,897,773
	TOTAL NET ASSETS—100%	$6,854,402,472
At January 31, 2015, the Fund held no securities that are subject to the federal alternative minimum tax (AMT).
1	The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations (NRSROs) or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Service, or F-1+, F-1 or F-2 by Fitch Ratings, are all considered rated in one of the two highest short-term rating categories.
Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.
At January 31, 2015, the portfolio securities were rated as follows:
Tier Rating Percentages Based on Total Market Value

First Tier	Second Tier
100.0%	0.0%
2	Current rate and next reset date shown for Variable Rate Demand Instruments.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2015, these restricted securities amounted to $1,455,770,000, which represented 21.2% of total net assets.
Semi-Annual Shareholder Report
24

4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At January 31, 2015, these liquid restricted securities amounted to $1,455,770,000, which represented 21.2% of total net assets.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
Semi-Annual Shareholder Report
25

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COPs	—Certificates of Participation
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
EDFA	—Economic Development Finance Authority
EDR	—Economic Development Revenue
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
INS	—Insured
ISD	—Independent School District
LIQs	—Liquidity Agreements
LOC	—Letter of Credit
MERLOTS	—Municipal Exempt Receipts-Liquidity Optional Tender Series
MFH	—Multi-Family Housing
MVRENs	—Municipal Variable Rate Exchangeable Notes
P-FLOATs	—Puttable Floating Option Tax-Exempt Receipts
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
PSFG	—Permanent School Fund Guarantee
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRNs	—Variable Rate Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
26

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.002
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.002)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.02%	0.01%	0.02%	0.04%	0.10%	0.18%
Ratios to Average Net Assets:
Net expenses	0.07%[3]	0.10%[4]	0.18%[4]	0.21%[4]	0.21%[4]	0.22%[4]
Net investment income	0.01%[3]	0.01%	0.02%	0.03%	0.10%	0.17%
Expense waiver/reimbursement[5]	0.21%[3]	0.19%	0.11%	0.08%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,661,811	$5,272,724	$5,906,897	$6,671,609	$9,147,097	$8,290,468
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.10%, 0.18%, 0.21%, 0.21% and 0.22% for the years ended July 31, 2014, 2013, 2012, 2011 and 2010, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
27

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Total investment in securities, at amortized cost and fair value		$6,820,504,699
Cash		14,979
Income receivable		3,621,306
Receivable for investments sold		30,017,778
Receivable for shares sold		330,718
Prepaid expenses		19,894
TOTAL ASSETS		6,854,509,374
Liabilities:
Payable for shares redeemed	$50,114
Income distribution payable	46,298
Payable to adviser (Note 4)	8,124
Payable for Directors'/Trustees' fees (Note 4)	2,366
TOTAL LIABILITIES		106,902
Net assets for 6,854,275,366 shares outstanding		$6,854,402,472
Net Assets Consist of:
Paid-in capital		$6,854,255,883
Accumulated net realized gain on investments		148,786
Distributions in excess of net investment income		(2,197)
TOTAL NET ASSETS		$6,854,402,472
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,661,811,267 ÷ 5,661,703,532 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$1,192,591,205 ÷ 1,192,571,834 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
28

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$2,895,586
Expenses:
Investment adviser fee (Note 4)		$6,871,014
Administrative fee (Note 4)		2,688,789
Custodian fees		112,249
Transfer agent fee		29,636
Directors'/Trustees' fees (Note 4)		20,200
Auditing fees		10,587
Legal fees		14,623
Portfolio accounting fees		95,948
Other service fees (Notes 2 and 4)		1,546,848
Share registration costs		29,302
Printing and postage		23,961
Miscellaneous (Note 4)		34,616
TOTAL EXPENSES		11,477,773
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(6,871,014)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(2,052,841)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,923,855)
Net expenses			2,553,918
Net investment income			341,668
Net realized gain on investments			514,640
Change in net assets resulting from operations			$856,308
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
29

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$341,668	$767,511
Net realized gain on investments	514,640	604,719
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	856,308	1,372,230
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(281,996)	(592,127)
Service Shares	(61,910)	(134,238)
Distributions from net realized gain on investments
Institutional Shares	(786,949)	(83,609)
Service Shares	(160,788)	(18,188)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,291,643)	(828,162)
Share Transactions:
Proceeds from sale of shares	11,298,069,124	20,340,536,889
Net asset value of shares issued to shareholders in payment of distributions declared	310,282	208,368
Cost of shares redeemed	(10,957,717,094)	(21,073,624,036)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	340,662,312	(732,878,779)
Change in net assets	340,226,977	(732,334,711)
Net Assets:
Beginning of period	6,514,175,495	7,246,510,206
End of period (including undistributed (distributions in excess of) net investment income of $(2,197) and $41, respectively)	$6,854,402,472	$6,514,175,495
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
30

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Service Shares. The financial highlights of the Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
31

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear other service fees unique to those classes.
For the six months ended January 31, 2015, unaffiliated third parties waived $750 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$1,546,848	$(1,566)	$(1,545,282)
For the six months ended January 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report
32

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	10,027,157,869	$10,027,157,869	17,484,880,139	$17,484,880,139
Shares issued to shareholders in payment of distributions declared	227,637	227,637	151,517	151,517
Shares redeemed	(9,637,946,805)	(9,637,946,805)	(18,119,646,590)	(18,119,646,590)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	389,438,701	$389,438,701	(634,614,934)	$(634,614,934)
Semi-Annual Shareholder Report
33

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,270,911,255	$1,270,911,255	2,855,656,750	$2,855,656,750
Shares issued to shareholders in payment of distributions declared	82,645	82,645	56,851	56,851
Shares redeemed	(1,319,770,289)	(1,319,770,289)	(2,953,977,446)	(2,953,977,446)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(48,776,389)	$(48,776,389)	(98,263,845)	$(98,263,845)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	340,662,312	$340,662,312	(732,878,779)	$ (732,878,779)
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived its entire fee of $6,871,014 and voluntarily reimbursed $505,243 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the six months ended January 31, 2015, FSSC reimbursed $1,566 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report
34

Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,693,150,000 and $1,732,555,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report
35

7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). Other types of money market funds may continue to transact fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
36

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2015 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
37

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2015	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual	$1,000	$1,000.20	$0.35[2]
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.85	$0.36[2]
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.21% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.06 and $1.07, respectively.
Semi-Annual Shareholder Report
38

Evaluation and Approval of Advisory Contract–May 2014
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
39

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
40

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report
41

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
Semi-Annual Shareholder Report
42

The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
43

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
44

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
45

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
40128 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Share Class	Ticker
Automated	TOAXX
Institutional	TOIXX
Service	TOSXX
Capital	TOCXX
Trust	TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	56.3%
U.S Treasury Securities	37.6%
Other Assets and Liabilities—Net[2]	6.1%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity3 schedule was as follows:
Securities with an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	58.0%
8-30 Days	10.5%
31-90 Days	4.4%
91-180 Days	12.4%
181 Days or more	8.6%
Other Assets and Liabilities—Net[2]	6.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—56.3%
$579,000,000	[1]	Interest in $600,000,000 joint repurchase agreement 0.06%, dated 1/21/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $600,029,000 on 2/20/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $612,011,270.	$579,000,000
1,000,000,000		Interest in $1,400,000,000 joint repurchase agreement 0.06%, dated 1/30/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,400,007,000 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2027 and the market value of those underlying securities was $1,428,007,197.	1,000,000,000
240,000,000	[1]	Repurchase agreement 0.06%, dated 1/8/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $240,011,600 on 2/6/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $244,810,200.	240,000,000
498,000,000	[1]	Interest in $540,000,000 joint repurchase agreement 0.07%, dated 1/16/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $540,063,000 on 3/17/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $550,818,312.	498,000,000
370,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 0.07%, dated 1/23/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $400,024,111 on 2/23/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $408,008,019.	370,000,000
367,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 0.07%, dated 11/12/2014 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $400,069,222 on 2/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2029 and the market value of those underlying securities was $408,065,127.	367,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$75,000,000		Repurchase agreement 0.05%, dated 1/30/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $75,000,313 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 9/30/2018 and the market value of those underlying securities was $76,500,339.	$75,000,000
50,000,000		Repurchase agreement 0.05%, dated 1/30/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,000,208 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 7/15/2017 and the market value of those underlying securities was $51,000,233.	50,000,000
250,000,000		Repurchase agreement 0.05%, dated 1/30/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $250,001,042 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 9/30/2018 and the market value of those underlying securities was $255,001,097.	250,000,000
1,235,000,000	[1]	Interest in $1,300,000,000 joint repurchase agreement 0.06%, dated 1/14/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,300,065,000 on 2/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $1,326,042,068.	1,235,000,000
450,000,000	[1]	Repurchase agreement 0.06%, dated 1/9/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $450,023,250 on 2/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $459,018,378.	450,000,000
250,000,000		Repurchase agreement 0.05%, dated 1/30/2015 under which Citibank, N.A. will repurchase securities provided as collateral for $250,001,042 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $255,001,132.	250,000,000
470,000,000		Interest in $500,000,000 joint repurchase agreement 0.05%, dated 1/28/2015 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $500,004,861 on 2/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $510,003,602.	470,000,000
450,000,000		Repurchase agreement 0.05%, dated 1/30/2015 under which Citigroup Global Market, Inc. will repurchase securities provided as collateral for $450,001,875 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2020 and the market value of those underlying securities was $459,001,983.	450,000,000
Semi-Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$1,414,211,000		Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,014,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,014,915.	$1,414,211,000
10,000,000		Repurchase agreement 0.05%, dated 1/30/2015 under which Credit Suisse Securities (USA) LLC will repurchase a securities provided as collateral for $10,000,042 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 1/15/2017 and the market value of those underlying securities was $10,201,189.	10,000,000
3,800,000,000		Repurchase agreement 0.05%, dated 1/30/2015 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $3,800,015,833 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $3,800,015,979.	3,800,000,000
100,000,000	[1]	Interest in $700,000,000 joint repurchase agreement 0.06%, dated 1/9/2015 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $700,036,167 on 2/9/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2044 and the market value of those underlying securities was $714,028,633.	100,000,000
91,612,000		Repurchase agreement 0.06%, dated 1/30/2015 under which J.P. Morgan Securities LLC will repurchase a securities provided as collateral for $91,612,458 on 2/2/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 7/15/2023 and the market value of those underlying securities was $93,449,385.	91,612,000
430,000,000		Interest in $530,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $530,002,208 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2024 and the market value of those underlying securities was $540,602,253.	430,000,000
500,000,000		Repurchase agreement 0.05%, dated 1/28/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $500,004,861 on 2/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2043 and the market value of those underlying securities was $510,003,556.	500,000,000
Semi-Annual Shareholder Report
4

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$75,000,000		Interest in $250,000,000 joint repurchase agreement 0.05%, dated 1/29/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $250,002,431 on 2/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $255,001,484.	$75,000,000
925,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 1/27/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,011,667 on 2/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $1,020,010,301.	925,000,000
1,000,000,000	[1]	Repurchase agreement 0.08%, dated 1/5/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,066,667 on 2/4/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $1,020,063,540.	1,000,000,000
150,000,000		Repurchase agreement 0.06%, dated 1/27/2015 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $150,001,750 on 2/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $153,001,609.	150,000,000
		TOTAL REPURCHASE AGREEMENTS	14,779,823,000
		U.S. TREASURY—37.6%
565,000,000	[2]	United States Treasury Bills, 0.070%, 5/28/2015	564,872,561
300,000,000	[2]	United States Treasury Bills, 0.105%, 4/30/2015	299,923,000
213,000,000	[2]	United States Treasury Bills, 0.155%, 6/25/2015	212,867,939
254,000,000		United States Treasury Bonds, 11.250%, 2/15/2015	255,080,283
454,500,000	[3]	United States Treasury Floating Rate Notes, 0.065% - 0.089%, 2/3/2015	454,481,216
170,000,000		United States Treasury Notes, 0.125%, 4/30/2015	170,024,629
1,200,000,000		United States Treasury Notes, 0.250% - 1.750%, 7/31/2015	1,208,436,244
1,390,500,000		United States Treasury Notes, 0.250% - 2.125%, 5/31/2015	1,394,022,697
1,982,122,000		United States Treasury Notes, 0.250% - 2.375%, 2/28/2015	1,983,514,902
636,000,000		United States Treasury Notes, 0.250%, 5/15/2015	636,297,302
173,000,000		United States Treasury Notes, 0.250%, 7/15/2015	173,070,290
94,000,000		United States Treasury Notes, 0.250%, 8/15/2015	94,069,781
295,000,000		United States Treasury Notes, 0.250%, 9/15/2015	295,208,783
682,000,000		United States Treasury Notes, 0.375%, 3/15/2015	682,233,677
269,500,000		United States Treasury Notes, 0.375%, 6/30/2015	269,778,725
Semi-Annual Shareholder Report
5

Principal Amount		Value
	U.S. TREASURY—continued
$529,000,000	United States Treasury Notes, 1.250%, 9/30/2015	$532,882,946
133,000,000	United States Treasury Notes, 2.125%, 12/31/2015	135,276,839
506,500,000	United States Treasury Notes, 4.000%, 2/15/2015	507,254,000
	TOTAL U.S. TREASURY	9,869,295,814
	TOTAL INVESTMENTS—93.9% (AT AMORTIZED COST)[4]	24,649,118,814
	OTHER ASSETS AND LIABILITIES - NET—6.1%[5]	1,612,826,304
	TOTAL NET ASSETS—100%	$26,261,945,118
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate at time of purchase.
3	Floating rate notes with current rate and next reset date shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Period Ended 7/31/2014[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.06%[5]	0.06%[5]
Net investment income	0.01%[5]	0.03%[5]
Expense waiver/reimbursement[6]	0.58%[5]	0.62%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,533,434	$1,259,398
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.02%	0.02%
Ratios to Average Net Assets:
Net expenses	0.06%[3]	0.06%	0.14%	0.10%	0.15%	0.18%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.23%[3]	0.22%	0.15%	0.18%	0.13%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$18,842,201	$17,466,664	$18,310,173	$16,201,298	$10,259,195	$9,951,813
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.06%[3]	0.06%	0.14%	0.10%	0.16%	0.20%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.48%[3]	0.47%	0.40%	0.43%	0.37%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,512,918	$4,053,950	$4,382,656	$4,525,468	$5,048,852	$4,335,717
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.06%[3]	0.06%	0.14%	0.09%	0.16%	0.21%
Net investment income	0.01%[3]	0.01%	0.01%	0.02%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.33%[3]	0.32%	0.25%	0.29%	0.23%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$855,557	$581,661	$634,334	$372,061	$1,171,302	$748,595
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.06%[3]	0.06%	0.14%	0.10%	0.16%	0.20%
Net investment income	0.01%[3]	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.73%[3]	0.72%	0.65%	0.68%	0.63%	0.58%
Supplemental Data:
Net assets, end of period (000 omitted)	$517,836	$436,361	$560,816	$710,705	$826,650	$714,267
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investment in repurchase agreements	$14,779,823,000
Investment in securities	9,869,295,814
Total investment in securities, at amortized cost and fair value		$24,649,118,814
Cash		13,168
Income receivable		64,945,851
Receivable for investments sold		1,812,136,644
Receivable for shares sold		3,480,985
TOTAL ASSETS		26,529,695,462
Liabilities:
Payable for investments purchased	267,088,336
Payable for shares redeemed	226,360
Income distribution payable	145,815
Payable to adviser (Note 4)	3,015
Payable for other service fees (Notes 2 and 4)	7,386
Accrued expenses (Note 4)	279,432
TOTAL LIABILITIES		267,750,344
Net assets for 26,261,750,256 shares outstanding		$26,261,945,118
Net Assets Consist of:
Paid-in capital		$26,261,911,358
Accumulated net realized gain on investments		45,556
Distributions in excess of net investment income		(11,796)
TOTAL NET ASSETS		$26,261,945,118
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,533,433,507 ÷ 1,533,433,439 shares outstanding, no par value,unlimited shares authorized	$1.00
Institutional Shares:
$18,842,200,505 ÷ 18,842,067,424 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$4,512,918,338 ÷ 4,512,898,265 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$855,556,856 ÷ 855,515,892 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$517,835,912 ÷ 517,835,236 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$8,751,974
Expenses:
Investment adviser fee (Note 4)		$25,711,617
Administrative fee (Note 4)		10,061,676
Custodian fees		394,976
Transfer agent fee		809,453
Directors'/Trustees' fees (Note 4)		81,070
Auditing fees		12,098
Legal fees		6,145
Portfolio accounting fees		109,772
Distribution services fee (Note 4)		602,826
Other service fees (Notes 2 and 4)		8,070,543
Share registration costs		67,447
Printing and postage		27,886
Miscellaneous (Note 4)		80,351
TOTAL EXPENSES		46,035,860
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 4)	$(25,711,617)
Waivers/reimbursements of other operating expenses (Notes 2 and 4)	(12,860,196)
TOTAL WAIVERS AND REIMBURSEMENTS		(38,571,813)
Net expenses			7,464,047
Net investment income			1,287,927
Net realized gain on investments			46,191
Change in net assets resulting from operations			$1,334,118
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,287,927	$2,431,819
Net realized gain on investments	46,191	93,135
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,334,118	2,524,954
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(72,599)	(2,675)
Institutional Shares	(938,554)	(1,901,425)
Service Shares	(209,672)	(435,765)
Capital Shares	(40,385)	(59,736)
Trust Shares	(24,141)	(47,576)
Distributions from net realized gain on investments
Automated Shares	(3,987)	—
Institutional Shares	(55,695)	(15,739)
Service Shares	(11,946)	(3,915)
Capital Shares	(1,753)	(520)
Trust Shares	(1,331)	(438)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,360,063)	(2,467,789)
Share Transactions:
Proceeds from sale of shares	56,034,536,632	117,764,846,923
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series II	29,195,920	—
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Money Trust	80,946,968	—
Net asset value of shares issued to shareholders in payment of distributions declared	444,067	751,010
Cost of shares redeemed	(53,681,187,428)	(117,855,599,844)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,463,936,159	(90,001,911)
Change in net assets	2,463,910,214	(89,944,746)
Net Assets:
Beginning of period	23,798,034,904	23,887,979,650
End of period (including distributions in excess of net investment income of $(11,796) and $(14,372), respectively)	$26,261,945,118	$23,798,034,904
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 diversified portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
On September 19, 2014, the Fund acquired all of the net assets of Federated Treasury Cash Series II (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on May 16, 2014. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2015, were as follows:
Net investment income*	$1,286,055
Net realized gain on investments	$46,191
Net increase in net assets resulting from operations	$1,322,246
*	Net investment income includes $1,906 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2015.
For every one share of Federated Treasury Cash Series II exchanged, a shareholder received one share of the Fund's Trust Shares.
Semi-Annual Shareholder Report
16

The Fund received net assets from Federated Treasury Cash Series II as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Treasury Cash Series II Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
29,195,909	$29,195,920	$25,049,795,550	$25,078,991,470
On October 10, 2014, the Fund acquired all of the net assets of Federated Automated Government Money Trust (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on May 16, 2014. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the six months ended January 31, 2015, were as follows:
Net investment income*	$1,286,256
Net realized gain on investments	$46,191
Net increase in net assets resulting from operations	$1,332,447
*	Net investment income includes $1,652 of pro forma additional expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of January 31, 2015.
For every one share of Federated Automated Government Money Trust Shares exchanged, a shareholder received one share of the Fund's Automated Shares.
The Fund received net assets from Federated Automated Government Money Trust as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated Automated Government Money Trust Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
80,948,872	$80,946,968	$25,122,700,517	$25,203,647,485
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Semi-Annual Shareholder Report
17

Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report
18

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and certain transfer agent fees unique to those classes. For the six months ended January 31, 2015, unaffiliated third parties waived $725,464 of transfer agent fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended January 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,813,233	$(5,940)	$(1,807,293)
Service Shares	5,251,329	—	(5,251,329)
Capital Shares	403,451	—	(403,451)
Trust Shares	602,530	—	(602,530)
TOTAL	$8,070,543	$(5,940)	$(8,064,603)
Semi-Annual Shareholder Report
19

For the six months ended January 31, 2015, the Fund's Institutional Shares did not incur other service fees.
Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 1/31/2015		Period Ended 7/31/2014[1]
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	848,655,013	$848,655,013	1,284,237,834	$1,284,237,834
Shares issued in connection with the tax-free transfer of assets from Federated Automated Government Money Trust	80,948,872	80,946,968	—	—
Shares issued to shareholders in payment of distributions declared	75,081	75,081	2,673	2,673
Shares redeemed	(655,640,249)	(655,640,249)	(24,845,785)	(24,845,785)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	274,038,717	$274,036,813	1,259,394,722	$1,259,394,722
Semi-Annual Shareholder Report
20

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	44,177,359,179	$44,177,359,179	100,011,933,367	$100,011,933,367
Shares issued to shareholders in payment of distributions declared	320,154	320,154	644,824	644,824
Shares redeemed	(42,802,123,065)	(42,802,123,065)	(100,856,128,881)	(100,856,128,881)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,375,556,268	$1,375,556,268	(843,550,690)	$(843,550,690)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	9,007,358,423	$9,007,358,423	13,432,609,342	$13,432,609,342
Shares issued to shareholders in payment of distributions declared	32,182	32,182	67,533	67,533
Shares redeemed	(8,548,418,524)	(8,548,418,524)	(13,761,392,210)	(13,761,392,210)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	458,972,081	$458,972,081	(328,715,335)	$(328,715,335)

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,290,304,456	$1,290,304,456	2,045,139,331	$2,045,139,331
Shares issued to shareholders in payment of distributions declared	8,065	8,065	18,729	18,729
Shares redeemed	(1,016,416,716)	(1,016,416,716)	(2,097,832,478)	(2,097,832,478)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	273,895,805	$273,895,805	(52,674,418)	$(52,674,418)
Semi-Annual Shareholder Report
21

	Six Months Ended 1/31/2015		Year Ended 7/31/2014
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	710,859,561	$710,859,561	990,927,049	$990,927,049
Shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series II	29,195,909	29,195,920	—	—
Shares issued to shareholders in payment of distributions declared	8,585	8,585	17,251	17,251
Shares redeemed	(658,588,874)	(658,588,874)	(1,115,400,490)	(1,115,400,490)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	81,475,181	$81,475,192	(124,456,190)	$(124,456,190)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,463,938,052	$2,463,936,159	(90,001,911)	$(90,001,911)
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the Adviser voluntarily waived its entire fee of $25,711,617, and $3,461,363 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Semi-Annual Shareholder Report
22

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Trust Shares may incur distribution expenses at 0.25 % of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$602,826	$(602,826)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the six months ended January 31, 2015, FSSC reimbursed $5,940 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive their respective fees and/or reimburse expenses so that the total annual fund operating expenses (as shown in the financial highlights, excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2015; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended January 31, 2015, the Fund engaged in sales transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These sales transactions complied with Rule 17a-7 under the Act and amounted to $800,565,441.
General
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report
23

5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e. not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
24

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,000.10	$0.30[2]
Institutional Shares	$1,000	$1,000.10	$0.30[3]
Service Shares	$1,000	$1,000.10	$0.30[4]
Capital Shares	$1,000	$1,000.10	$0.30[5]
Trust Shares	$1,000	$1,000.10	$0.30[6]
Semi-Annual Shareholder Report
25

	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,024.90	$0.31[2]
Institutional Shares	$1,000	$1,024.90	$0.31[3]
Service Shares	$1,000	$1,024.90	$0.31[4]
Capital Shares	$1,000	$1,024.90	$0.31[5]
Trust Shares	$1,000	$1,024.90	$0.31[6]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.06%
Institutional Shares	0.06%
Service Shares	0.06%
Capital Shares	0.06%
Trust Shares	0.06%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.77 and $2.80, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.01 and $1.02, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Service Shares current Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Capital Shares current Fee Limit of 0.30% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $1.51 and $1.53, respectively.
6	Actual and Hypothetical expenses paid during the period utilizing the Fund's Trust Shares current Fee Limit of 0.70% (as reflected in the Notes to Financial Statements, Note 4 under Expense Limitation), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $3.53 and $3.57, respectively.
Semi-Annual Shareholder Report
26

Evaluation and Approval of Advisory Contract–May 2014
Federated Treasury Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
27

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
28

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
29

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Evaluation.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report
30

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
31

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
32

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
33

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
34

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Notes
[PAGE INTENTIONALLY LEFT BLANK]

Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450203 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
January 31, 2015
Ticker	TTOXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At January 31, 2015, the Fund's portfolio composition1 was as follows:
Portfolio Composition	Percentage of Total Net Assets
Repurchase Agreements	65.1%
U.S. Treasury Securities	20.5%
Other Assets and Liabilities—Net[2]	14.4%
TOTAL	100.0%
At January 31, 2015, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.1%
8-30 Days	3.0%
31-90 Days	0.8%
91-180 Days	6.7%
181 Days or more	10.0%
Other Assets and Liabilities—Net[2]	14.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Semi-Annual Shareholder Report
1

Portfolio of Investments
January 31, 2015 (unaudited)
Principal Amount			Value
		REPURCHASE AGREEMENTS—65.1%
$15,000,000		Interest in $100,000,000 joint repurchase agreement 0.07%, dated 1/30/2015 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $100,000,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 7/15/2023 and the market value of those underlying securities was $102,000,632.	$15,000,000
15,000,000		Interest in $200,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Bank of Nova Scotia will repurchase securities provided as collateral for $200,000,833 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $204,000,894.	15,000,000
5,000,000	[1]	Interest in $1,300,000,000 joint repurchase agreement 0.06%, dated 1/14/2015 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $1,300,065,000 on 2/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2038 and the market value of those underlying securities was $1,326,042,068.	5,000,000
15,000,000		Interest in $100,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $100,000,417 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2044 and the market value of those underlying securities was $102,000,508.	15,000,000
1,000,000	[1]	Interest in $600,000,000 joint repurchase agreement 0.06%, dated 1/21/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $600,029,000 on 2/20/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2032 and the market value of those underlying securities was $612,011,270.	1,000,000
2,000,000	[1]	Interest in $540,000,000 joint repurchase agreement 0.07%, dated 1/16/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $540,063,000 on 3/17/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $550,818,312.	2,000,000
Semi-Annual Shareholder Report
2

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$2,000,000	[1]	Interest in $400,000,000 joint repurchase agreement 0.07%, dated 1/23/2015 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $400,024,111 on 2/23/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2041 and the market value of those underlying securities was $408,008,019.	$2,000,000
13,447,000		Interest in $3,500,000,000 joint repurchase agreement 0.05%, dated 1/30/2015 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $3,500,014,583 on 2/2/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2044 and the market value of those underlying securities was $3,570,014,915.	13,447,000
5,000,000		Interest in $250,000,000 joint repurchase agreement 0.05%, dated 1/29/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $250,002,431 on 2/5/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $255,001,484.	5,000,000
5,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.06%, dated 1/27/2015 under which Societe Generale, New York will repurchase securities provided as collateral for $1,000,011,667 on 2/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $1,020,010,301.	5,000,000
		TOTAL REPURCHASE AGREEMENTS	78,447,000
		U.S. TREASURY—20.5%
1,000,000	[2]	United States Treasury Bills, 0.105%, 4/30/2015	999,743
1,000,000	[2]	United States Treasury Bills, 0.155%, 6/25/2015	999,380
750,000		United States Treasury Bonds, 11.250%, 2/15/2015	753,190
500,000	[3]	United States Treasury Floating Rate Notes, 0.065%, 2/3/2015	499,874
6,500,000		United States Treasury Notes, 0.250% - 1.750%, 7/31/2015	6,545,639
3,500,000		United States Treasury Notes, 0.250% - 2.125%, 5/31/2015	3,504,937
1,800,000		United States Treasury Notes, 0.250% - 2.375%, 2/28/2015	1,800,741
3,525,000		United States Treasury Notes, 0.250%, 5/15/2015	3,526,649
500,000		United States Treasury Notes, 0.250%, 8/15/2015	500,371
1,000,000		United States Treasury Notes, 0.250%, 9/15/2015	1,000,708
3,000,000		United States Treasury Notes, 1.250%, 9/30/2015	3,022,109
Semi-Annual Shareholder Report
3

Principal Amount		Value
	U.S. TREASURY—continued
$500,000	United States Treasury Notes, 2.125%, 12/31/2015	$508,560
1,000,000	United States Treasury Notes, 4.000%, 2/15/2015	1,001,478
	TOTAL U.S. TREASURY	24,663,379
	TOTAL INVESTMENTS—85.6% (AT AMORTIZED COST)[4]	103,110,379
	OTHER ASSETS AND LIABILITIES - NET—14.4%[5]	17,319,220
	TOTAL NET ASSETS—100%	$120,429,599
1	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
2	Discount rate(s) at time of purchase.
3	Floating rate notes with current rate(s) and next reset date(s) shown.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of an open receivable for investments sold as of January 31, 2015.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2015.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2015, all investments of the Fund are valued at amortized cost, which is considered a Level 2 input, in valuing the Fund's assets.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
4

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 1/31/2015	Year Ended July 31,
		2014	2013	2012	2011	2010
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	—	—	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	—	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.07%[4]	0.07%	0.14%	0.11%	0.18%	0.21%
Net investment income	0.00%[4]	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.55%[4]	0.52%	0.43%	0.46%	0.42%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,430	$204,903	$174,791	$181,606	$192,803	$172,737
1	Represents less than $0.001.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Represents less than 0.01%.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
5

Statement of Assets and Liabilities
January 31, 2015 (unaudited)
Assets:
Investment in repurchase agreements	$78,447,000
Investment in securities	24,663,379
Total investment in securities, at amortized cost and fair value		$103,110,379
Income receivable		335,146
Receivable for investments sold		19,011,954
Receivable for shares sold		2,244
TOTAL ASSETS		122,459,723
Liabilities:
Payable for investments purchased	2,023,389
Payable for shares redeemed	1,182
Bank overdraft	401
Payable to adviser (Note 4)	1,650
Accrued expenses (Note 4)	3,502
TOTAL LIABILITIES		2,030,124
Net assets for 120,429,396 shares outstanding		$120,429,599
Net Assets Consist of:
Paid-in capital		$120,429,414
Accumulated net realized gain on investments		185
TOTAL NET ASSETS		$120,429,599
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$120,429,599 ÷ 120,429,396 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Statement of Operations
Six Months Ended January 31, 2015 (unaudited)
Investment Income:
Interest			$46,255
Expenses:
Investment adviser fee (Note 4)		$270,858
Administrative fee (Note 4)		53,000
Custodian fees		6,976
Transfer agent fee		3,960
Directors'/Trustees' fees (Note 4)		799
Auditing fees		10,385
Legal fees		5,810
Portfolio accounting fees		23,704
Share registration costs		18,839
Printing and postage		5,158
Miscellaneous (Note 4)		17,175
TOTAL EXPENSES		416,664
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 4)	$(270,858)
Waiver/reimbursement of other operating expenses (Notes 2 and 4)	(99,551)
TOTAL WAIVERS AND REIMBURSEMENT		(370,409)
Net expenses			46,255
Net investment income			—
Net realized gain on investments			187
Change in net assets resulting from operations			$187
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 1/31/2015	Year Ended 7/31/2014
Increase (Decrease) in Net Assets
Operations:
Net investment income	$—	$—
Net realized gain on investments	187	718
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	187	718
Distributions to Shareholders:
Distributions from net realized gain on investments	(502)	(218)
Share Transactions:
Proceeds from sale of shares	338,195,597	1,095,501,987
Net asset value of shares issued to shareholders in payment of distributions declared	236	64
Cost of shares redeemed	(422,668,775)	(1,065,390,887)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(84,472,942)	30,111,164
Change in net assets	(84,473,257)	30,111,664
Net Assets:
Beginning of period	204,902,856	174,791,192
End of period	$120,429,599	$204,902,856
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Notes to Financial Statements
January 31, 2015 (unaudited)
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 33 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Semi-Annual Shareholder Report
9

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.
For the six months ended January 31, 2015, unaffiliated third parties waived $226 of transfer agent fees
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. This voluntary reimbursement can be modified or terminated at any time. For the six months ended January 31, 2015, the Fund did not incur other service fees.
Semi-Annual Shareholder Report
10

Premium and Discount Amortization
All premiums and discounts are amortized/accreted using the effective-interest-rate method.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended January 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of January 31, 2015, tax years 2011 through 2014 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 1/31/2015	Year Ended 7/31/2014
Shares sold	338,195,597	1,095,501,987
Shares issued to shareholders in payment of distributions declared	236	64
Shares redeemed	(422,668,775)	(1,065,390,887)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(84,472,942)	30,111,164
4. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, federal and state registration fees, expenses of withholding taxes and extraordinary expenses exceed 0.45% of its average daily net assets. In addition, the Adviser may choose to waive any
Semi-Annual Shareholder Report
11

portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended January 31, 2015, the Adviser waived its entire fee of $270,858 and reimbursed $99,325 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the six months ended January 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities, and Statement of Operations, respectively.
5. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report
12

6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of January 31, 2015, there were no outstanding loans. During the six months ended January 31, 2015, the program was not utilized.
7. REGULATORY MATTERS
On July 23, 2014, the SEC voted to amend the rules under the Act which currently govern the operations of the Fund. A significant change resulting from these amendments will be a requirement that institutional prime funds (i.e., not government or retail as defined in the amendments), transact fund shares based on a market-based Net Asset Value (NAV). This change does not impact government money market funds, and because it is anticipated that the Fund will constitute a government money market fund under the new rules, the Fund will be permitted to continue transacting fund shares at an NAV calculated using the amortized cost valuation method. Among additional disclosure and other requirements, the amendments also will permit a money market fund, or, in certain circumstances, require a money market fund (other than a government money market fund, like the Fund, which satisfies the requirements of the amended rules) to impose liquidity fees on redemptions, and permit a money market fund to limit (or gate) redemptions for up to 10 business days in any 90-day period. The amendments have staggered compliance dates. Compliance with a majority of these amendments will be required on October 14, 2016, two years after the effective date for the rule amendments. The degree to which a money market fund will be impacted by the rule amendments will depend upon the type of fund and type of investors (retail or institutional). At this time, management is evaluating the implications of these amendments and their impact to the Fund's operations, financial statements and accompanying notes.
Semi-Annual Shareholder Report
13

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2014 to January 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report
14

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 8/1/2014	Ending Account Value 1/31/2015	Expenses Paid During Period[1,2]
Actual	$1,000	$1,000.00	$0.35
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.85	$0.36
1	Expenses are equal to the Fund's annualized net expense ratio of 0.07%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period).
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's contractual Fee Limit of 0.45% (as reflected in the Notes to Financial Statements, Note 4 under Investment Adviser Fee), multiplied by the average account value over the period, multiplied by 184/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.27 and $2.29, respectively.
Semi-Annual Shareholder Report
15

Evaluation and Approval of Advisory Contract–May 2014
Federated Trust for U.S. Treasury Obligations (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2014 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report
16

institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report
17

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relative indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted that the investment advisory fee was waived in its entirety and that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; and different portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report
18

The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. In addition, following discussions regarding the Senior Officer's May 2013 recommendations, Federated made meaningful reductions to gross advisory fees for several funds. At the Board meeting in May 2014, the Senior Officer proposed, and the Board approved, reductions in the contractual advisory fees of certain other funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision
Semi-Annual Shareholder Report
19

of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund family as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
Semi-Annual Shareholder Report
20

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report
21

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report
22

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal. Although money market funds seek to maintain a stable net asset value of $1.00 per share, there is no assurance that they will be able to do so.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
23

Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
8042508 (3/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date March 19, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date March 19, 2015